UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	File No. 333-91890
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 12	☑

and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	File No. 811-21139
Amendment No. 13	☑

(Check appropriate box or boxes.)

NATIONWIDE VARIABLE ACCOUNT – 13
(Exact Name of Registrant)

NATIONWIDE LIFE INSURANCE COMPANY
(Name of Depositor)

One Nationwide Plaza, Columbus, Ohio 43215
(Address of Depositor's Principal Executive Offices)(Zip Code)

Depositor's Telephone Number, including Area Code	(614) 249-7111

Robert W. Horner, III, Vice President Corporate Governance and Secretary
One Nationwide Plaza, Columbus, Ohio 43215
(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering	May 1, 201 2

It is proposed that this filing will become effective (check appropriate box)
☐      immediately upon filing pursuant to paragraph (b)
☑      on May 1, 201 2 pursuant to paragraph (b)
☐      60 days after filing pursuant to paragraph (a)(1)
☐      on (date) pursuant to paragraph (a)(1)
If appropriate, check the following box:
☐      this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered	Flexible Purchase Payment Deferred Variable Annuity Contract

The Best of America® Advisor Variable Annuity
Nationwide Life Insurance Company
Individual Flexible Purchase Payment Deferred Variable Annuity Contracts
Issued by Nationwide Life Insurance Company through its Nationwide Variable Account-13
The date of this prospectus is May 1, 201 2 .

This prospectus contains basic information you should understand about the contracts before investing.  Please read this prospectus carefully and keep it for future reference.

Variable annuities are complex investment products with unique benefits and advantages that may be particularly useful in meeting long-term savings and retirement needs. There are costs and charges associated with these benefits and advantages - costs and charges that are different, or do not exist at all, within other investment products. With help from financial consultants and advisors, investors are encouraged to compare and contrast the costs and benefits of the variable annuity described in this prospectus against those of other investment products, especially other variable annuity and variable life insurance products offered by Nationwide and its affiliates. Nationwide offers a wide array of such products, many with different charges, benefit features, and underlying investment options. This process of comparison and analysis should aid in determining whether the purchase of the contract described in this prospectus is consistent with your investment objectives, risk tolerance, investment time horizon, marital status, tax situation, and other personal characteristics and needs.

The Statement of Additional Information (dated May 1, 201 2 ), which contains additional information about the contracts and the Variable Account, has been filed with the Securities and Exchange Commission ("SEC") and is incorporated herein by reference.  The table of contents for the Statement of Additional Information is on page 29 .

To obtain free copies of the Statement of Additional Information or to make any other service or transaction requests, please contact the Service Center by one of the methods described in the “Contacting the Service Center” provision.

Information about us and the product (including the Statement of Additional Information) may also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C., or may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the SEC, 100 F Street NE, Washington, D.C. 20549.  Additional information on the operation of the Public Reference Room may be obtained by calling the SEC at (202) 551-8090.  The SEC also maintains a web site (www.sec.gov) that contains the prospectus, the SAI, material incorporated by reference, and other information.

Annuities that involve investment risk may lose value.  Before investing, understand that annuities and/or life insurance products are not insured by the Federal Deposit Insurance Corporation or any other federal government agency, and are not deposits or obligations of, guaranteed by, or insured by the depository institution where offered or any of its affiliates.  Variable annuity contracts involve investment risk and may lose value.  These securities have not been approved or disapproved by the SEC, nor has the SEC passed upon the accuracy or adequacy of the prospectus.  Any representation to the contrary is a criminal offense.

The Sub-Accounts available under this contract invest in the underlying mutual funds of the portfolio companies listed below.

•	AllianceBernstein Variable Products Series Fund, Inc.
•	American Century Variable Portfolios II, Inc.
•	American Century Variable Portfolios, Inc.
•	BlackRock Variable Series Funds, Inc.
•	Dreyfus
•	Dreyfus Investment Portfolios
•	Dreyfus Variable Investment Fund
•	Federated Insurance Series
•	Fidelity Variable Insurance Products Fund
•	Franklin Templeton Variable Insurance Products Trust
•	Goldman Sachs Variable Insurance Trust
•	Invesco
•	Ivy Funds Variable Insurance Portfolios, Inc.
•	Janus Aspen Series
•	Legg Mason Partners Variable Equity Trust
•	Lord Abbett Series Fund, Inc.
•	MFS® Variable Insurance Trust
•	Nationwide Variable Insurance Trust
•	Neuberger Berman Advisers Management Trust
•	Oppenheimer Variable Account Funds
•	PIMCO Variable Insurance Trust
•	Putnam Variable Trust
•	T. Rowe Price Equity Series, Inc.
•	The Universal Institutional Funds, Inc.
•	Wells Fargo Advantage Variable Trust

For a complete list of the available Sub-Accounts, please refer to "Appendix A: Underlying Mutual Funds."  For more information on the underlying mutual funds, please refer to the prospectus for the mutual fund.   Purchase payments not invested in the underlying mutual fund options of the Nationwide Variable Account-13 ("Variable Account") may be allocated to the Guaranteed Term Options (Guaranteed Term Options may not be available in every jurisdiction – refer to your contract for specific benefit information).

Glossary of Special Terms

Accumulation Unit - An accounting unit of measure used to calculate the Contract Value allocated to the Variable Account before the Annuitization Date.

Annuitant - The person whose continuation of life benefit payments involving life contingencies depends.

Annuitization Date - The date on which annuity payments begin.

Annuity Commencement Date - The date on which annuity payments are scheduled to begin. This date may be changed by the contract owner with Nationwide's consent.

Annuity Unit - An accounting unit of measure used to calculate the variable annuity payments.

Charitable Remainder Trust - A trust meeting the requirements of Section 664 of the Internal Revenue Code.

Contract Owner - The person(s) who owns all the rights under the contract.  All references in this prospectus to "you" shall mean the Contract Owner.

Contract Value - The total value of all Accumulation Units in a contract plus any amount held under Guaranteed Term Options.

Contract Year - Each year the contract is in force beginning with the date the contract is issued.

Daily Net Assets - A figure that is calculated at the end of each Valuation Date and represents the sum of all the contract owners' interests in the variable Sub-Accounts after the deduction of contract and underlying mutual fund expenses.

ERISA - The Employee Retirement Income Security Act of 1974, as amended.

General Account - All assets of Nationwide other than those of the Variable Account or in other separate accounts that have been or may be established by Nationwide.

Guaranteed Term Option - Investment Options that are part of the Multiple Maturity Separate Account providing a guaranteed interest rate paid over certain periods of time (or terms), if certain conditions are met.

Individual Retirement Account - An account that qualifies for favorable tax treatment under Section 408(a) of the Internal Revenue Code, but does not include Roth IRAs.

Individual Retirement Annuity - An annuity contract that qualifies for favorable tax treatment under Section 408(b) of the Internal Revenue Code, but does not include Roth IRAs.

Investment-Only Contract - A contract purchased by a Qualified Pension, Profit-Sharing, or Stock Bonus Plan as defined by Section 401(a) of the Internal Revenue Code.

Multiple Maturity Separate Account - A separate account of Nationwide funding the Guaranteed Term Options with terms of 3, 5, 7, or 10 years with a fixed rate of return (subject to a market value adjustment).

Nationwide - Nationwide Life Insurance Company.  All references in this prospectus to "we" or "us" shall mean Nationwide.

Net Asset Value - The value of one share of an underlying mutual fund at the close of the New York Stock Exchange.

Non-Qualified Contract - A contract which does not qualify for favorable tax treatment as a Qualified Plan, Individual Retirement Annuity, Roth IRA, SEP IRA, Simple IRA, or Tax Sheltered Annuity.

Qualified Plan - A retirement plan that receives favorable tax treatment under Section 401 of the Internal Revenue Code, including Investment-only Contracts.  In this prospectus, all provisions applicable to Qualified Plans also apply to Investment-only Contracts unless specifically stated otherwise.

Roth IRA - An annuity contract which qualifies for favorable tax treatment under Section 408(a) of the Internal Revenue Code.

SEC - Securities and Exchange Commission.

SEP IRA - An annuity contract which qualifies for favorable tax treatment under Section 408(k) of the Internal Revenue Code.

Service Center - The department of Nationwide responsible for receiving all service and transaction requests relating to the contract.  For service and transaction requests submitted other than by telephone (including fax requests), the Service Center is Nationwide’s mail and document processing facility.  For service and transaction requests communicated by telephone, the Service Center is Nationwide’s operations processing facility.  Information on how to contact the Service Center is in the “Contacting the Service Center” provision.

Simple IRA - An annuity contract which qualifies for favorable tax treatment under Section 408(p) of the Internal Revenue Code.

Sub-Accounts - Divisions of the Variable Account, each of which invests in a single underlying mutual fund.

Tax Sheltered Annuity - An annuity that qualifies for favorable tax treatment under Section 403(b) of the Internal Revenue Code.  All Tax Sheltered Annuities referred to in this prospectus are not subject to ERISA.

Valuation Date - Each day the New York Stock Exchange is open for business, or any other day during which there is a sufficient degree of trading of underlying mutual fund shares such that the current Net Asset Value of Accumulation Units or Annuity Units might be materially affected.  Values of the Variable Account are determined as of the close of the New York Stock Exchange which generally closes at 4:00 p.m. EST, but may close earlier on certain days and as conditions warrant.

Valuation Period - The period of time commencing at the close of a Valuation Date and ending at the close of the New York Stock Exchange for the next succeeding Valuation Date.

Variable Account - Nationwide Variable Account-13, a separate account of Nationwide that contains Variable Account allocations.  The Variable Account is divided into Sub-Accounts, each of which invests in shares of a separate underlying mutual fund.

Table of Contents	Page
Glossary of Special Terms	2
Contract Expenses	6
Underlying Mutual Fund Annual Expenses	6
Example	7
Synopsis of the Contracts	7
Minimum Initial and Subsequent Purchase Payments
Purpose of the Contract
Charges and Expenses
Annuity Payments
Taxation
Right to Examine and Cancel
Financial Statements	8
Condensed Financial Information	8
Nationwide Life Insurance Company	9
Nationwide Investment Services Corporation	9
Investing in the Contract	9
The Variable Account and Underlying Mutual Funds
Guaranteed Term Options
Contacting the Service Center	10
The Contract in General	11
Distribution, Promotional and Sales Expenses
Underlying Mutual Fund Payments
Profitability
Contract Modification
Standard Charges and Deductions	13
Mortality and Expense Risk Charge
Premium Taxes
Short-Term Trading Fees
Optional Contract Benefit	13
Death Benefit Option
Contract Ownership	14
Joint Ownership
Contingent Ownership
Annuitant
Contingent Annuitant
Beneficiary and Contingent Beneficiary
Operation of the Contract	16
Minimum Initial and Subsequent Purchase Payments
Pricing
Allocation of Purchase Payments
Determining the Contract Value
Transfers Prior to Annuitization
Transfers After Annuitization
Transfer Requests
Transfer Restrictions
Right to Examine and Cancel	19
Surrender (Redemption) Prior to Annuitization	19
Partial Surrenders (Partial Redemptions)
Full Surrenders (Full Redemptions)
Surrenders Under a Texas Optional Retirement Program or a Louisiana Optional Retirement Plan
Surrenders Under a Qualified Plan or Tax Sheltered Annuity
Assignment	20
Contract Owner Services	20
Asset Rebalancing
Dollar Cost Averaging
Systematic Withdrawals
Annuity Commencement Date	21

Table of Contents (continued)	Page
Annuitizing the Contract	21
Annuitization Date
Annuitization
Fixed Payment Annuity
Variable Payment Annuity
Frequency and Amount of Annuity Payments
Annuity Payment Options
Death Benefits	23
Death of Contract Owner – Non-Qualified Contracts
Death of Annuitant – Non-Qualified Contracts
Death of Contract Owner/Annuitant
How the Death Benefit Value is Determined
Death Benefit Payment
Statements and Reports	25
Legal Proceedings	25
Table of Contents of Statement of Additional Information	29
Appendix A: Underlying Mutual Funds	30
Appendix B: Condensed Financial Information	40
Appendix C: Contract Types and Tax Information	72

Contract Expenses

The following tables describe the fees and expenses that a Contract Owner will pay when buying, owning, or surrendering the contract.

The first table describes the fees and expenses a Contract Owner will pay at the time the contract is purchased, surrendered, or when cash value is transferred between investment options.

Contract Owner Transaction Expenses
Maximum Premium Tax Charge (as a percentage of purchase payments)	5%1

The next table describes the fees and expenses that a Contract Owner will pay periodically during the life of the contract (not including underlying mutual fund fees and expenses).

Recurring Contract Expenses
Variable Account Annual Expenses (assessed as an annualized rate of total Variable Account charges as a percentage of the Daily Net Assets)2
Mortality and Expense Risk Charge	0.35%
One-Year Enhanced Death Benefit Option Total Variable Account Charges (including this option)	0.20%3 0.55%

Underlying Mutual Fund Annual Expenses

The next table provides the minimum and maximum total operating expenses, as of December 31, 2011 , charged by the underlying mutual funds that you may pay periodically during the life of the contract.  The table does not reflect short-term trading fees.  More detail concerning each underlying mutual fund's fees and expenses, including waivers and reimbursements, is contained in the prospectus for each underlying mutual fund.

Total Annual Underlying Mutual Fund Operating Expenses	Minimum	Maximum
(expenses that are deducted from underlying mutual fund assets, including management fees, distribution (12b-1) fees, and other expenses, as a percentage of average underlying mutual fund assets )	0.27%	2.90%

The minimum and maximum underlying mutual fund operating expenses indicated above do not reflect voluntary or contractual reimbursements and/or waivers applied to some underlying mutual funds.  Therefore, actual expenses could be lower.  Refer to the underlying mutual fund prospectuses for specific expense information.

1 Nationwide will charge between 0% and 5% of purchase payments for premium taxes levied by state or other government entities.  The amount assessed to the contract will equal the amount assessed by the state or government entity.

2 These charges apply only to Sub-Account allocations.  They do not apply to allocations made to the Guaranteed Term Options.  They are charged on a daily basis at the annualized rate noted above.

3 The One-Year Enhanced Death Benefit Option is only available for contracts with Annuitants age 80 or younger at the time of application.  This option may not be available in every state.  The optional benefit must be elected at the time of application and once elected, the optional benefit may not be removed from the contract.

Example

This Example is intended to help Contract Owners compare the cost of investing in the contract with the cost of investing in other variable annuity contracts.  These costs include contract fees, Variable Account annual expenses, and underlying mutual fund fees and expenses.  The Example does not reflect premium taxes or short-term trading fees which, if reflected, would result in higher expenses.

The Example assumes:

•	a $10,000 investment in the contract for the time periods indicated;

•	a 5% return each year;

•	the maximum and the minimum fees and expenses of any of the underlying mutual funds; and

•	the total Variable Account charges associated with the contract, including the optional benefit (0.55%).

	If you surrender your contract at the end of the applicable time period				If you annuitize your contract at the end of the applicable time period				If you do not surrender your contract
	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.
Maximum Total Underlying Mutual Fund Operating Expenses ( 2.90%)	$ 362	$ 1,102	$ 1,862	$ 3,856	*	$ 1,102	$ 1,862	$ 3,856	$ 362	$ 1,102	$ 1,862	$ 3,856
Minimum Total Underlying Mutual Fund Operating Expenses (0.27%)	$ 86	$ 269	$ 468	$ 1,040	*	$ 269	$ 468	$ 1,040	$ 86	$ 269	$ 468	$ 1,040

*The contracts sold under this prospectus do not permit annuitization during the first two Contract Years.

Synopsis of the Contracts

The contracts described in this prospectus are flexible purchase payment deferred variable annuity contracts.  The contracts are issued as individual contracts.

The contracts can be categorized as:

•	Charitable Remainder Trusts;

•	Individual Retirement Annuities ("IRAs");

•	Investment-only Contracts (Qualified Plans);

•	Non-Qualified;

•	Roth IRAs;

•	Simplified Employee Pension IRAs ("SEP IRAs");

•	Simple IRAs; and

•	Tax Sheltered Annuities with contributions rolled over or transferred from other eligible retirement savings plans.

For more detailed information with regard to the differences in contract types, please see "Appendix C: Contract Types and Tax Information."  Prospective purchasers may apply to purchase a contract through broker dealers that have entered into a selling agreement with Nationwide Investment Services Corporation.

Surrenders

Contract Owners may generally surrender some or all of their Contract Value at any time prior to annuitization by notifying the Service Center in writing (see "Surrender (Redemption) Prior to Annuitization").  After the Annuitization Date, surrenders are not permitted (see "Annuitization").

Minimum Initial and Subsequent Purchase Payments

Contract Type	Minimum Initial Purchase Payment	Minimum Subsequent Payments*
Charitable Remainder Trusts	$25,000	$1,000
IRA	$25,000	$1,000
Investment-Only	$25,000	$1,000
Non-Qualified	$25,000	$1,000
Roth IRA	$25,000	$1,000
SEP IRA	$25,000	$1,000
Simple IRA	$25,000	$1,000
Tax Sheltered Annuity**	$25,000	$1,000

* For subsequent purchase payments sent via electronic deposit, the minimum subsequent purchase payment is $150.

** Only available for individual 403(b) Tax Sheltered Annuity contracts subject to ERISA and certain state Optional Retirement Plans and/or Programs that have purchased at least one individual annuity contract issued by Nationwide prior to September 25, 2007.

Nationwide reserves the right to refuse any purchase payment that would result in the cumulative total for all contracts issued by Nationwide on the life of any one Annuitant or owned by any one Contract Owner to exceed $1,000,000.   Its decision as to whether or not to accept a purchase payment in excess of that amount will be based on one or more factors, including, but not limited to: age, spouse age (if applicable), Annuitant age, state of issue, total purchase payments, optional benefits elected, current market conditions, and current hedging costs.  All such decisions will be based on internally established actuarial guidelines and will be applied in a non-discriminatory manner.  In the event that we do not accept a purchase payment under these guidelines, we will immediately return the purchase payment in its entirety in the same manner as it was received.  If we accept the purchase payment, it will be applied to the contract immediately and will receive the next calculated Accumulation Unit value.  Any references in this prospectus to purchase payment amounts in excess of $1,000,000 are assumed to have been approved by Nationwide.

Guaranteed Term Options

Guaranteed Term Options are separate investment options under the contract.  The minimum amount that may be allocated to a Guaranteed Term Option is $1,000.

Purpose of the Contract

The purpose of the annuity contract described in this prospectus is to confer annuity and related benefits (including death benefits) to single individuals and their beneficiaries.  These annuity and related benefits impose certain risks upon Nationwide.  The annuity contract is not intended for use by institutional investors or when the same owner attempts to use a series of Nationwide contracts and name different Annuitants or when the contract is used with other Nationwide contracts to cover a single life (the cumulative total of all purchase payments under the contract on the life of any one Annuitant or owned by any one Contract Owner cannot exceed $1,000,000 without Nationwide's prior consent).

Charges and Expenses

Underlying Mutual Fund Annual Expenses

The underlying mutual funds charge fees and expenses that are deducted from underlying mutual fund assets.  These fees and expenses are in addition to the fees and expenses assessed by the contract.  The prospectus for each underlying mutual fund provides information regarding the fees and expenses applicable to the fund.

Short-Term Trading Fees

Some underlying mutual funds may assess (or reserve the right to assess) a short-term trading fee in connection with transfers from a Sub-Account that occur within 60 days after the date of allocation to the Sub-Account.  Any short-term trading fee assessed by any underlying mutual fund available in conjunction with the contracts described in this prospectus will equal 1% of the amount determined to be engaged in short-term trading.

Nationwide deducts a Mortality and Expense Risk Charge equal to an annualized rate of 0.35% of the Daily Net Assets of the Variable Account.  Nationwide assesses this charge in return for bearing certain mortality and expense risks, and for administrative expenses.

Nationwide does not deduct a sales charge from purchase payments upon deposit into, or withdrawal from, the contract.

An optional death benefit is available under the contract at the time of application.  A One-Year Enhanced Death Benefit and Spousal Protection Feature is available to an Annuitant or contingent annuitant age 80 or younger at the time of application.  If the Contract Owner elects this option, Nationwide will deduct an additional charge at an annualized rate of 0.20% of the Daily Net Assets of the Variable Account (see "Death Benefit Payment").

If the Contract Owner elected the optional death benefit, upon annuitization of the contract, the charge assessed for the optional death benefit will be waived and only those charges applicable to the base contract will be assessed.

Annuity Payments

Annuity payments begin on the Annuitization Date and will be based on the annuity payment option chosen prior to annuitization.  Nationwide will send annuity payments no later than 7 days after each annuity payment date.

Taxation

How distributions from an annuity contract are taxed depends on the type of contract issued and the purpose for which the contract is purchased.   Generally, distributions from an annuity contract, including the payment of death benefits, are taxable to the extent they exceed investment in the contract. Nationwide will charge against the contract any premium taxes levied by any governmental authority.  Premium tax rates currently range from 0% to 5% (see "Federal Tax Considerations" in "Appendix C: Contract Types and Tax Information" and "Premium Taxes").

Right to Examine and Cancel

Under state insurance laws, Contract Owners have the right, during a limited period of time, to examine their contract and decide if they want to keep it or cancel it.  This right is referred to as a "free look" right.  The length of this time period depends on state law and may vary depending on whether your purchase is replacing another annuity contract you own.

If the Contract Owner elects to cancel the contract pursuant to the free look provision, where required by law, Nationwide will return the greater of the Contract Value or the amount of purchase payment(s) applied during the free look period, less any applicable federal and state income tax withholding.  Otherwise, Nationwide will return the Contract Value, less any applicable federal and state income tax withholding (see "Right to Examine and Cancel").

Financial Statements

Consolidated financial statements for Nationwide Life Insurance Company and subsidiaries and financial statements for Nationwide Variable Account-13 are located in the Statement of Additional Information.  A current Statement of Additional Information may be obtained, without charge, by contacting the Service Center.

Condensed Financial Information

The value of an Accumulation Unit is determined on the basis of changes in the per share value of the underlying mutual funds and Variable Account charges which may vary from contract to contract (see "Determining Variable Account Value - Valuing an Accumulation Unit").  Please refer to Appendix B for information regarding each class of Accumulation Unit values.

Nationwide Life Insurance Company

Nationwide, the depositor, is a stock life insurance company organized under Ohio law in March, 1929 with its home office at One Nationwide Plaza, Columbus, Ohio 43215. Nationwide is a provider of life insurance, annuities and retirement products.  It is admitted to do business in all states, the District of Columbia, and Puerto Rico.

Nationwide is a member of the Nationwide group of companies.  Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company (the "Companies") are the ultimate controlling persons of the Nationwide group of companies.  The Companies were organized under Ohio law in December 1925 and 1933 respectively.  The Companies engage in a general insurance and reinsurance business, except life insurance.

Nationwide intends to rely on the exemption provided by Rule 12h-7 under the Securities Exchange Act of 1934 ("1934 Act").  In reliance on the exemption provided by Rule 12h-7, we do not intend to file periodic reports as required under the 1934 Act.

Nationwide Investment Services Corporation

The contracts are distributed by the general distributor, Nationwide Investment Services Corporation ("NISC"), One Nationwide Plaza, Columbus, Ohio 43215.  In Michigan only, Nationwide Investment Svcs. Corporation.  NISC is a wholly owned subsidiary of Nationwide.

Investing in the Contract

The Variable Account and Underlying Mutual Funds

Nationwide Variable Account-13 is a variable account that invests in the underlying mutual funds listed in Appendix A.  Nationwide established the Variable Account on July 10, 2001 pursuant to Ohio law.  Although the Variable Account is registered with the SEC as a unit investment trust pursuant to the Investment Company Act of 1940 ("1940 Act"), the SEC does not supervise the management of Nationwide or the Variable Account.

Income, gains, and losses credited to, or charged against, the Variable Account reflect the Variable Account's own investment experience and not the investment experience of Nationwide's other assets.  The Variable Account's assets are held separately from Nationwide's assets and are not chargeable with liabilities incurred in any other business of Nationwide.  Nationwide is obligated to pay all amounts promised to Contract Owners under the contracts.

The Variable Account is divided into Sub-Accounts, each corresponding to a single underlying mutual fund.  Nationwide uses the assets of each Sub-Account to buy shares of the underlying mutual funds based on Contract Owner instructions.

Contract Owners receive underlying mutual fund prospectuses when they make their initial Sub-Account allocations and any time they change those allocations. Contract Owners can obtain prospectuses for underlying funds at any other time by contacting the Service Center.   Contract Owners should read these prospectuses carefully before investing.

Underlying mutual funds in the Variable Account are NOT publicly traded mutual funds.  They are only available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies, or in some cases, through participation in certain qualified pension or retirement plans.

The investment advisors of the underlying mutual funds may manage publicly traded mutual funds with similar names and investment objectives.  However, the underlying mutual funds are NOT directly related to any publicly traded mutual fund.  Contract Owners should not compare the performance of a publicly traded fund with the performance of the underlying mutual funds participating in the Variable Account.  The performance of the underlying mutual funds could differ substantially from that of any publicly traded funds.

The particular underlying mutual funds available under the contract may change from time to time.  Specifically, underlying mutual funds or underlying mutual fund share classes that are currently available may be removed or closed off to future investment.  New underlying mutual funds or new share classes of currently available underlying mutual funds may be added.  Contract Owners will receive notice of any such changes that affect their contract.

In the future, additional underlying mutual funds managed by certain financial institutions, brokerage firms or their affiliates may be added to the Variable Account.  These additional underlying mutual funds may be offered exclusively to purchasing customers of the particular financial institution or brokerage firm, or through other exclusive distribution arrangements.

Voting Rights

Contract Owners who have allocated assets to the underlying mutual funds are entitled to certain voting rights.  Nationwide will vote Contract Owner shares at special shareholder meetings based on Contract Owner instructions.  However, if the law changes and Nationwide is allowed to vote in its own right, it may elect to do so.

Contract Owners with voting interests in an underlying mutual fund will be notified of issues requiring the shareholders' vote as soon as possible before the shareholder meeting.  Notification will contain proxy materials and a form with which to give Nationwide voting instructions.  Nationwide will vote shares for which no instructions are received in the same proportion as those that are received.

What this means to you is that when only a small number of Contract Owners vote, each vote has a greater impact on, and may control the outcome.

The number of shares which a Contract Owner may vote is determined by dividing the cash value of the amount they have allocated to an underlying mutual fund by the Net Asset Value of that underlying mutual fund.  Nationwide will designate a date for this determination not more than 90 days before the shareholder meeting.

Material Conflicts

The underlying mutual funds may be offered through separate accounts of other insurance companies, as well as through other separate accounts of Nationwide.  Nationwide does not anticipate any disadvantages to this.  However, it is possible that a conflict may arise between the interests of the Variable Account and one or more of the other separate accounts in which these underlying mutual funds participate.

Material conflicts may occur due to a change in law affecting the operations of variable life insurance policies and variable annuity contracts, or differences in the voting instructions of the Contract Owners and those of other companies.  If a material conflict occurs, Nationwide will take whatever steps are necessary to protect Contract Owners and variable annuity payees, including withdrawal of the Variable Account from participation in the underlying mutual fund(s) involved in the conflict.

Substitution of Securities

Nationwide may substitute, eliminate or combine shares of another underlying mutual fund for shares already purchased or to be purchased in the future if either of the following occurs:

1)	shares of a current underlying mutual fund are no longer available for investment; or

2)	further investment in an underlying mutual fund is inappropriate.

No substitution, elimination, or combination of shares may take place without the prior approval of the SEC.  All affected Contract Owners will be notified in the event there is a substitution, elimination or combination of shares.

Deregistration of the Separate Account

Nationwide may deregister Nationwide Variable Account-13 under the 1940 Act in the event the separate account meets an exemption from registration under the 1940 Act, if there are no shareholders in the separate account, or for any other purpose approved by the SEC.

No deregistration may take place without the prior approval of the SEC.  All Contract Owners will be notified in the event Nationwide deregisters Variable Account-13.

Guaranteed Term Options

Guaranteed Term Options ("GTOs") are separate investment options under the contract.  The minimum amount that may be allocated to a GTO is $1,000. Allocations to a Guaranteed Term Option are held in a separate account, established by Nationwide pursuant to Ohio law, to aid in the reserving and accounting for Guaranteed Term Option obligations.  The separate account's assets are held separately from Nationwide's other assets and are not chargeable with liabilities incurred in any other business of Nationwide.  However, the general assets of Nationwide are available for the purpose of meeting the guarantees of any Guaranteed Term Option, subject to Nationwide's claims-paying ability.  A Guaranteed Term Option prospectus should be read along with this prospectus.

Guaranteed Term Options provide a guaranteed rate of interest over four different maturity durations:  three (3), five (5), seven (7), or ten (10) years.  Note: The guaranteed term may last for up to 3 months beyond the 3, 5, 7, or 10 year period since every guaranteed term will end on the final day of a calendar quarter.

For the duration selected, Nationwide will declare a guaranteed interest rate.  That rate will be credited to amounts allocated to the Guaranteed Term Option unless a distribution is taken before the maturity date.  If a distribution occurs before the maturity date, the amount distributed will be subject to a market value adjustment. A market value adjustment can increase or decrease the amount distributed depending on fluctuations in constant maturity treasury rates.  No market value adjustment will be applied if Guaranteed Term Option allocations are held to maturity.

Because a market value adjustment can affect the value of a distribution, its effects should be carefully considered before surrendering or transferring from Guaranteed Term Options.  Please refer to the prospectus for the Guaranteed Term Options for further information. Contract Owners can obtain a GTO prospectus, by contacting the Service Center.

Guaranteed Term Options are available only during the accumulation phase of a contract.  They are not available after the Annuitization Date.  In addition, Guaranteed Term Options are not available for use with Asset Rebalancing, Dollar Cost Averaging, or Systematic Withdrawals.

Guaranteed Term Options may not be available in every state.

Contacting the Service Center

All inquiries, paperwork, information requests, service requests, and transaction requests should be made to the Service Center:

•	by telephone at 1-800-848-6331 (TDD 1-800-238-3035)

•	by mail to P.O. Box 182021, Columbus, Ohio 43218-2021

•	by fax at 1-888-634-4472

•	by Internet at www.nationwide.com.

Nationwide reserves the right to restrict or remove the ability to submit service requests via Internet, phone, or fax upon written notice.

Not all methods of communication are available for all types of requests.  To determine which methods are permitted for a particular request, refer to the specific transaction provision in this prospectus, or call the Service Center.  Requests submitted by means other than described in this prospectus could be returned or delayed.

Service and transaction requests will generally be processed on the Valuation Date they are received at the Service Center as long as the request is in good order.  Good order generally means that all necessary information to process the request is complete and in a form acceptable to Nationwide.  If a request is not in good order, Nationwide will take reasonable actions to obtain the information necessary to process the request.

Requests that are not in good order may be delayed or returned.  Nationwide reserves the right to process any purchase payment or withdrawal request sent to a location other than the Service Center on the Valuation Date it is received at the Service Center.

Nationwide may be required to provide information about your contract to government regulators.  If mandated under applicable law, Nationwide may be required to reject a purchase payment and to refuse to process transaction requests for transfers, withdrawals, loans, and/or death benefits until instructed otherwise by the appropriate regulator.

Nationwide will use reasonable procedures to confirm that instructions are genuine and will not be liable for following instructions that it reasonably determined to be genuine.  Nationwide may record telephone requests.  Telephone and computer systems may not always be available.  Any telephone system or computer, whether yours or Nationwide's, can experience outages or slowdowns for a variety of reasons.  The outages or slowdowns could prevent or delay processing.  Although Nationwide has taken precautions to support heavy use, it is still possible to incur an outage or delay.  To avoid technical difficulties, submit transaction requests by mail.

The Contract in General

Nationwide may make these contracts available to employees and their family members through a Nationwide affiliated broker dealer and they will not be subject to investment advisory fees for asset management.

Due to state law variations, the options and benefits described in this prospectus may vary or may not be available depending on the state in which the contract is issued.  Possible state law variations include, but are not limited to, minimum initial and subsequent purchase payment amounts, investment options, age issuance limitations, availability of certain optional benefits, free look rights, annuity payment options, ownership and interests in the contract, assignment, and death benefit calculations.  This prospectus describes all the material features of the contract. To review a copy of the contract and any endorsements, please contact the Service Center.

If Nationwide discovers that the risk it intended to assume in issuing the contract has been altered by any of the following,

then Nationwide reserves the right to take any action it deems necessary to mitigate or eliminate the altered risk including, but not limited to, rescinding the contract and returning the Contract Value (less any market value adjustment):

•	Information provided by the Contract Owner(s) is materially false, misleading, incomplete, or otherwise deficient;

•
The contract is being used with other contracts issued by Nationwide to cover a single life (the cumulative total of all purchase payments under the contract on the life of any one Annuitant or owned by any one Contract Owner cannot exceed $1,000,000 without Nationwide's prior consent);

•	When a series of Nationwide contracts with different Annuitants have the same unitary control or ownership;

•	The contract is being used by an institutional investor.

Failure by Nationwide to detect, mitigate or eliminate such altered risk(s) does not act as a waiver of Nationwide's rights and does not stop Nationwide from asserting its rights at any future date.

In order to comply with the USA Patriot Act and rules promulgated thereunder, Nationwide has implemented procedures designed to prevent contracts described in this prospectus from being used to facilitate money laundering or the financing of terrorist activities.

If this contract is purchased to replace another variable annuity, be aware that the mortality tables used to determine the amount of annuity payments may be less favorable than those in the contract being replaced.

Nationwide will not contest the contract.

These contracts are offered to customers of various financial institutions and brokerage firms.  No financial institution or brokerage firm is responsible for any of the contractual insurance benefits and features guaranteed under the contracts.  These guarantees are the sole responsibility of Nationwide.

In general, deferred variable annuities are long-term investments; they are not intended as short-term investments.  Accordingly, Nationwide has designed the contract to offer features, pricing, and investment options that encourage long-term ownership.  It is very important that Contract Owners and prospective investors understand all the costs associated with owning a contract, and if and how those costs change during the lifetime of the contract.  Contract and optional charges may not be the same in later Contract Years as they are in early Contract Years.  The various contract and optional benefit charges are assessed in order to compensate Nationwide for administrative services, distribution, and operational expenses, and assumed actuarial risks associated with the contract.

Following is a discussion of some relevant factors that may be of particular interest to prospective investors.

Distribution, Promotional, and Sales Expenses

No commissions are payable on the sale of a contract described in this prospectus.  However, Nationwide may pay the selling firms a marketing allowance, which is based on the firm's ability and demonstrated willingness to promote and market Nationwide's products.  How any marketing allowance is spent is determined by the firm, but generally will be used to finance firm activities that may contribute to the promotion and marketing of Nationwide's products.  For more information on the exact compensation arrangement associated with this contract, please consult your registered representative.

Underlying Mutual Fund Payments

Nationwide's Relationship with the Underlying Mutual Funds

The underlying mutual funds incur expenses each time they sell, administer, or redeem their shares.  The Variable Account aggregates Contract Owner purchase, redemption, and transfer requests and submits net or aggregated purchase/redemption requests to each underlying mutual fund daily.  The Variable

Account (and not the Contract Owners) is the underlying mutual fund shareholder.  When the Variable Account aggregates transactions, the underlying mutual fund does not incur the expense of processing individual transactions it would normally incur if it sold its shares directly to the public.  Nationwide incurs these expenses instead.

Nationwide also incurs the distribution costs of selling the contract (as discussed above), which benefit the underlying mutual funds by providing Contract Owners with Sub-Account options that correspond to the underlying mutual funds.

An investment advisor or subadvisor of an underlying mutual fund or its affiliates may provide Nationwide or its affiliates with wholesaling services that assist in the distribution of the contract and may pay Nationwide or its affiliates to participate in educational and/or marketing activities.  These activities may provide the advisor or subadvisor (or their affiliates) with increased exposure to persons involved in the distribution of the contract.

Types of Payments Nationwide Receives

In light of the above, the underlying mutual funds and their affiliates make certain payments to Nationwide or its affiliates (the "payments").  The amount of these payments is typically based on a percentage of assets invested in the underlying mutual funds attributable to the contracts and other variable contracts Nationwide and its affiliates issue, but in some cases may involve a flat fee.  These payments may be used by us for any corporate purpose, which include reducing the prices of the contracts, paying expenses that Nationwide or its affiliates incur in promoting, marketing, and administering the contracts and the underlying mutual funds, and achieving a profit.

Nationwide or its affiliates receive the following types of payments:

•	Underlying mutual fund 12b-1 fees, which are deducted from underlying mutual fund assets;

•	Sub-transfer agent fees or fees pursuant to administrative service plans adopted by the underlying mutual fund, which may be deducted from underlying mutual fund assets; and

•
Payments by an underlying mutual fund's advisor or subadvisor (or its affiliates).  Such payments may be derived, in whole or in part, from the advisory fee, which is deducted from underlying mutual fund assets and is reflected in mutual fund charges.

Furthermore, Nationwide benefits from assets invested in Nationwide's affiliated underlying mutual funds (i.e., Nationwide Variable Insurance Trust) because its affiliates also receive compensation from the underlying mutual funds for investment advisory, administrative, transfer agency, distribution, and/or other services.  Thus, Nationwide may receive more revenue with respect to affiliated underlying mutual funds than unaffiliated underlying mutual funds.

Nationwide took into consideration the anticipated payments from the underlying mutual funds when we determined the charges imposed under the contracts (apart from fees and expenses imposed by the underlying mutual funds).  Without these payments, Nationwide would have imposed higher charges under the contract.

Amount of Payments Nationwide Receives

For the year ended December 31, 2011 , the underlying mutual fund payments Nationwide and its affiliates received from the underlying mutual funds did not exceed 0. 60% (as a percentage of the average Daily Net Assets invested in the underlying mutual funds) offered through this contract or other variable contracts that Nationwide and its affiliates issue.  Payments from investment advisors or subadvisors to participate in educational and/or marketing activities have not been taken into account in this percentage.

Most underlying mutual funds or their affiliates have agreed to make payments to Nationwide or its affiliates, although the applicable percentages may vary from underlying mutual fund to underlying mutual fund and some may not make any payments at all.  Because the amount of the actual payments Nationwide and its affiliates receive depends on the assets of the underlying mutual funds attributable to the contract, Nationwide and its affiliates may receive higher payments from underlying mutual funds with lower percentages (but greater assets) than from underlying mutual funds that have higher percentages (but fewer assets).

Identification of Underlying Mutual Funds

Nationwide may consider several criteria when identifying the underlying mutual funds, including some or all of the following:  investment objectives, investment process, investment performance, risk characteristics, investment capabilities, experience and resources, investment consistency, and fund expenses.  Another factor Nationwide considers during the identification process is whether the underlying mutual fund's advisor or subadvisor is one of our affiliates or whether the underlying mutual fund, its advisor, its subadvisor(s), or an affiliate will make payments to us or our affiliates.

There may be underlying mutual funds with lower fees, as well as other variable contracts that offer underlying mutual funds with lower fees.  You should consider all of the fees and charges of the contract in relation to its features and benefits when making your decision to invest.  Please note that higher contract and underlying mutual fund fees and charges have a direct effect on and may lower your investment performance.

Profitability

Nationwide does consider profitability when determining the charges in the contract.  In early Contract Years, Nationwide does not anticipate earning a profit, since that is a time when administrative and distribution expenses are typically higher.  Nationwide does, however, anticipate earning a profit in later Contract Years.  In general, Nationwide's profit will be greater the higher the investment return and the longer the contract is held.

Contract Modification

Nationwide may modify the annuity contracts, but no modification will affect the amount or term of any annuity contract unless a modification is required to conform the annuity contract to applicable federal or state law.  No modification will affect the method by which the Contract Values are determined.

Standard Charges and Deductions

Mortality and Expense Risk Charge

Nationwide deducts a Mortality and Expense Risk Charge from the Variable Account.  This amount is computed on a daily basis and is equal to an annualized rate of 0.35% of the Daily Net Assets of the Variable Account.  Nationwide may realize a profit from this charge.

The Mortality Risk Charge compensates Nationwide for guaranteeing the annuity purchase rates of the contracts.  This guarantee ensures that the annuity purchase rates will not change regardless of the death rates of annuity payees or the general population.  The Mortality Risk Charge also compensates Nationwide for risks assumed in connection with the standard death benefit, but only partially compensates Nationwide in connection with the optional death benefit, for which there is a separate charge.

The Expense Risk Charge compensates Nationwide for guaranteeing that administration charges will not increase regardless of actual expenses.

If the Mortality and Expense Risk Charge is insufficient to cover actual expenses, the loss is borne by Nationwide.

Premium Taxes

Nationwide will charge against the Contract Value any premium taxes levied by a state or other government entity.  Premium tax rates currently range from 0% to 5%.  This range is subject to change.  Nationwide will assess premium taxes to the contract at the time Nationwide is assessed the premium taxes by the state.  Premium tax requirements vary from state to state.

Premium taxes may be deducted from death benefit proceeds.

Short-Term Trading Fees

Some underlying mutual funds may assess (or reserve the right to assess) a short-term trading fee in connection with transfers from a Sub-Account that occur within 60 days after the date of allocation to the Sub-Account.

Short-term trading fees are intended to compensate the underlying mutual fund (and Contract Owners with interests allocated in the underlying mutual fund) for the negative impact on fund performance that may result from frequent, short-term trading strategies.  Short-term trading fees are not intended to affect the large majority of Contract Owners not engaged in such strategies.

Any short-term trading fee assessed by any underlying mutual fund available in conjunction with the contracts described in this prospectus will equal 1% of the amount determined to be engaged in short-term trading.  Short-term trading fees will only apply to those Sub-Accounts corresponding to underlying mutual funds that charge such fees (see the underlying mutual fund prospectus).  Any short-term trading fees paid are retained by the underlying mutual fund, not by Nationwide, and are part of the underlying mutual fund's assets.  Contract Owners are responsible for monitoring the length of time allocations are held in any particular underlying mutual fund.  Nationwide will not provide advance notice of the assessment of any applicable short-term trading fee.

For a complete list of the underlying mutual funds offered under the contract that assess (or reserve the right to assess) a short-term trading fee, please see "Underlying Mutual Fund Annual Expenses" earlier in this prospectus.

If a short-term trading fee is assessed, the underlying mutual fund will charge the Variable Account 1% of the amount determined to be engaged in short-term trading.  The Variable Account will then pass the short-term trading fee on to the specific Contract Owner that engaged in short-term trading by deducting an amount equal to the short-term trading fee from that Contract Owner's Sub-Account value.  All such fees will be remitted to the underlying mutual fund; none of the fee proceeds will be retained by Nationwide or the Variable Account.

When multiple purchase payments (or exchanges) are made to a Sub-Account that is subject to short-term trading fees, transfers will be considered to be made on a first in/first out (FIFO) basis for purposes of determining short-term trading fees.  In other words, units held the longest will be treated as being transferred first, and units held for the shortest time will be treated as being transferred last.

Some transactions are not subject to the short-term trading fees.  Transactions that are not subject to short-term trading fees include:

•	scheduled and systematic transfers, such as Dollar Cost Averaging, Asset Rebalancing, and Systematic Withdrawals;

•	contract surrenders;

•	transfers made upon annuitization of the contract;

•	surrenders of Annuity Units to make annuity payments; or

•	surrenders of Accumulation Units to pay a death benefit.

New share classes of certain currently available underlying mutual funds may be added as investment options under the contracts.  These new share classes may require the assessment of short-term trading or redemption fees.  When these new share classes are added, new purchase payment allocations and exchange reallocations to the underlying mutual funds in question may be limited to the new share class.

Optional Contract Benefit

For an additional charge, the following optional benefit is available to Contract Owners.  The optional benefit may not be available in every state.  Unless otherwise indicated:

•	the optional benefit must be elected at the time of application;

•	the optional benefit, once elected, may not be terminated; and

•	the charge associated with the optional benefit will be assessed until annuitization.

Death Benefit Option

For an additional charge, the Contract Owner may elect the following death benefit option in lieu of the standard death benefit.  The optional death benefit is only available for contracts where the Annuitant or contingent annuitant is age 80 or younger at the time of application.  If the Contract Owner chooses the One-Year Enhanced Death Benefit Option, Nationwide will deduct an additional charge at an annualized rate of 0.20% of the Daily Net Assets of the Variable Account.  Nationwide may realize a profit from the charge assessed for this option.

One-Year Enhanced Death Benefit Option

If the Annuitant dies before the Annuitization Date and the total of all purchase payments made to the contract is less than or equal to $3,000,000, the One-Year Enhanced Death Benefit will be the greatest of:

1)	the Contract Value;

2)	the total of all purchase payments, less an adjustment for amounts surrendered; or

3)
the highest Contract Value on any contract anniversary before the Annuitant's 81st birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received after that contract anniversary.

The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the Contract Value was reduced on the date(s) of the partial surrender(s).

If the Annuitant dies before the Annuitization Date and the total of all purchase payments made to the contract is greater than $3,000,000, the One-Year Enhanced Death Benefit will be determined using the following formula:

(A x F) + B   (1 - F), where

A = the greatest of:

a)	the Contract Value;

b)	the total of all purchase payments, less an adjustment for amounts surrendered; or

c)
the highest Contract Value on any contract anniversary prior to the Annuitant's 81st birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received after that contract anniversary.

                 The adjustment for amounts surrendered will reduce items (b) and (c) above in the same proportion that the Contract Value was reduced on the date(s) of the partial surrender(s);

B = the Contract Value; and

F =	the ratio of $3,000,000 to the total of all purchase payments made to the contract.

The One-Year Enhanced Death Benefit Option has a Spousal Protection Feature – there is no additional charge for this feature.  The Spousal Protection Feature allows the surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse.

A second death benefit will be paid upon the death of the surviving spouse.  The Spousal Protection Feature is available only for contracts issued as Non-Qualified Contracts, IRAs, and Roth IRAs, provided the following conditions are satisfied:

1)
One or both spouses (or a revocable trust of which either or both of the spouses is/are grantor(s)) must be named as the Contract Owner.  For contracts issued as IRAs and Roth IRAs, only the person for whom the IRA or Roth IRA was established may be named as the Contract Owner;

2)	The spouses must be co-Annuitants;

3)	Both co-Annuitants must be age 80 or younger at the time of issue;

4)	The spouses must each be named as beneficiaries;

5)	No person other than a spouse may be named as Contract Owner, Annuitant or primary beneficiary;

6)
If both spouses are alive upon annuitization, the Contract Owner must specify which spouse is the Annuitant upon whose continuation of life any annuity payments involving life contingencies depend (for IRA and Roth IRA contracts, this person must be the Contract Owner);

7)
If a co-Annuitant dies before the Annuitization Date, the surviving spouse may continue the contract as its sole Contract Owner.  If the chosen death benefit is higher than the Contract Value at the time of death, the Contract Value will be adjusted to equal the applicable death benefit amount.  The surviving spouse may then name a new beneficiary but may not name another co-Annuitant; and

8)
If a co-Annuitant is added at any time after the election of the optional death benefit rider, a copy of the certificate of marriage must be provided to the Service Center .  In addition, the date of marriage must be after the election of the death benefit option.

If the marriage terminates due to the death of a spouse, divorce, dissolution, or annulment, the surviving spouse may not elect the Spousal Protection Feature to cover a subsequent spouse.

Contract Ownership

The Contract Owner has all rights under the contract.  Purchasers who name someone other than themselves as the Contract Owner will have no rights under the contract.

Contract Owners of Non-Qualified Contracts may name a new Contract Owner at any time before the Annuitization Date.  Any change of Contract Owner automatically revokes any prior Contract Owner designation.  Changes in contract ownership may result in federal income taxation and may be subject to state and federal gift taxes.

Contract Owners of IRAs, Investment-Only Contracts, Roth IRAs, SEP IRAs, Simple IRAs, or Tax Sheltered Annuities cannot transfer ownership or name someone other than themselves as the Annuitant.

A change in contract ownership must be submitted in writing and recorded at the Service Center .  Any request to change the Contract Owner may require a signature guarantee and must be signed by the Contract Owner and the person designated as the new Contract Owner.

The Contract Owner may also request a change in the joint owner, contingent owner, Annuitant, contingent Annuitant, beneficiary, or contingent beneficiary before the Annuitization Date.  These changes must be:

•	on a Nationwide form;

•	signed by the Contract Owner; and

•	received at the Service Center before the Annuitization Date.

The Contract Owner must submit the request to Nationwide in writing and Nationwide must receive the request at the Service Center before the Annuitization Date.  No change will be effective unless and until it is received and recorded at the Service Center .  Once Nationwide receives and records the change request, the change will be effective as of the date the written request was signed.  However, the change will not affect any payments made or actions taken by Nationwide before it was recorded.

Nationwide may reject changes to the parties named in the contract if the risk originally assumed by Nationwide in issuing the contract is materially altered.  The risk originally assumed by Nationwide may have been materially altered if: information provided by the Contract Owner is materially false, misleading or incomplete; if the result of the change is to transfer rights or benefits to an institutional investor; the change results in the same owner attempting to use a series of Nationwide contracts and name different Annuitants; or when the change results in the contract being used along with other Nationwide contracts to cover a single life.  Should Nationwide discover that the changes are being used for such purposes, Nationwide may rescind the contract and return the Contract Value, less any market value adjustment.

Nationwide must review and approve any change requests.  In addition, any change to the Annuitant or contingent Annuitant is subject to underwriting by Nationwide.  If the Contract Owner is not a natural person (e.g. a trust or corporation) and there is a change of the Annuitant, distributions will be made as if the Contract Owner died at the time of the change (regardless of whether a contingent Annuitant is also named).

On the Annuitization Date, the Annuitant will become the Contract Owner, unless the Contract Owner is a Charitable Remainder Trust.

Joint Ownership

Joint owners each own an undivided interest in the contract.

Contract Owners can name a joint owner at any time before annuitization subject to the following conditions:

•	joint owners can only be named for Non-Qualified Contracts;

•	joint owners must be spouses at the time joint ownership is requested, unless state law requires Nationwide to allow non-spousal joint owners;

•	the exercise of any ownership right in the contract will generally require a written request signed by both joint owners;

•	Nationwide will not be liable for any loss, liability, cost, or expense for acting in accordance with the instructions of either joint owner; and

•	an election in writing signed by both Contract Owners must be made to authorize Nationwide to allow the exercise of ownership rights independently by either joint owner.

Contingent Ownership

The contingent owner is entitled to certain benefits under the contract, if a Contract Owner who is not the Annuitant dies before the Annuitization Date, and there is no surviving joint owner.

Contingent owners can only be named for Non-Qualified contracts.

The Contract Owner may name or change a contingent owner at any time before the Annuitization Date.  To change the contingent owner, a written request must be submitted to Nationwide.  Once Nationwide has recorded the change, it will be effective as of the date it was signed, whether or not the Contract Owner was living at the time it was recorded.  The change will not affect any action taken by Nationwide before the change was recorded.

Annuitant

The Annuitant is the person who will receive annuity payments and upon whose continuation of life any annuity payment involving life contingencies depends.  This person must be age 85 or younger at the time of contract issuance, unless Nationwide approves a request for an Annuitant of greater age.  The Annuitant may be changed before the Annuitization Date with Nationwide's consent.

Contingent Annuitant

If the Annuitant dies before the Annuitization Date, the contingent Annuitant becomes the Annuitant.  All sections of the annuity contract that are based upon the death of the Annuitant prior to the Annuitization Date will be based upon the death of the last to survive between the Annuitant and contingent Annuitant.  This person must be age 80 or younger at the time of the contract issuance, unless Nationwide approves a request for a contingent Annuitant of greater age.  Contingent Annuitants can only be named for Non-Qualified Contracts.

Beneficiary and Contingent Beneficiary

The beneficiary is the person who is entitled to the death benefit if the Annuitant dies before the Annuitization Date and there is no joint owner and/or contingent Annuitant.  The Contract Owner can name more than one beneficiary.  Multiple beneficiaries will share the death benefit equally, unless otherwise specified.

The Contract Owner may change the beneficiary or contingent beneficiary during the Annuitant's lifetime by submitting a written request to Nationwide.  Once recorded, the change will be effective as of the date it was signed, whether or not the Annuitant was living at the time it was recorded.  The change will not affect any action taken by Nationwide before the change was recorded.

Operation of the Contract

Minimum Initial and Subsequent Purchase Payments

Contract Type	Minimum Initial Purchase Payment	Minimum Subsequent Payments*
Charitable Remainder Trust	$25,000	$1,000
IRA	$25,000	$1,000
Investment-Only	$25,000	$1,000
Non-Qualified	$25,000	$1,000
Roth IRA	$25,000	$1,000
SEP IRA	$25,000	$1,000
Simple IRA	$25,000	$1,000
Tax Sheltered Annuity**	$25,000	$1,000

* For subsequent purchase payments sent via electronic deposit, the minimum subsequent purchase payment is $150.

** Only available for individual 403(b) Tax Sheltered Annuity contracts subject to ERISA and certain state Optional Retirement Plans and/or Programs that have purchased at least one individual annuity contract issued by Nationwide prior to September 25, 2007.

Nationwide prohibits subsequent purchase payments made after death of the Contract Owner(s), the Annuitant or co-Annuitant. If upon notification of death of the Contract Owner(s), the Annuitant or co-Annuitant, it is determined that death occurred prior to a subsequent purchase payment being made, Nationwide reserves the right to return the purchase payment subject to investment performance.

Guaranteed Term Options

Guaranteed Term Options are separate investment options under the contract.  The minimum amount that may be allocated to a Guaranteed Term Option is $1,000.

Pricing

Initial purchase payments allocated to Sub-Accounts will be priced at the Accumulation Unit value determined no later than 2 business days after receipt of an order to purchase if the application and all necessary information are complete and are received at the Service Center .  If the application is not complete, Nationwide may retain a purchase payment for up to 5 business days while attempting to complete it.  If the application is not completed within 5 business days after receipt at the Service Center , the prospective purchaser will be informed of the reason for the delay.  The purchase payment will be returned unless the prospective purchaser specifically consents to allow Nationwide to hold the purchase payment until the application is completed.

Subsequent purchase payments will be priced based on the next available Accumulation Unit value after the payment is received. If a subsequent purchase payment is received at the Service Center (along with all necessary information) after the close of the New York Stock Exchange, it will be priced at the Accumulation Unit value determined on the following Valuation Date .

Except on the days listed below and on weekends, purchase payments, transfers, and surrenders are priced every day.  Purchase payments will not be priced when the New York Stock Exchange is closed or on the following nationally recognized holidays:

• New Year's Day	• Independence Day
• Martin Luther King, Jr. Day	• Labor Day
• Presidents' Day	• Thanksgiving
• Good Friday	• Christmas
• Memorial Day

Nationwide also will not price purchase payments if:

1)	trading on the New York Stock Exchange is restricted;

2)	an emergency exists making disposal or valuation of securities held in the Variable Account impracticable; or

3)	the SEC, by order, permits a suspension or postponement for the protection of security holders.

Rules and regulations of the SEC will govern as to when the conditions described in (2) and (3) exist.  If Nationwide is closed on days when the New York Stock Exchange is open, Contract Value may change and Contract Owners will not have access to their accounts.

Allocation of Purchase Payments

Nationwide allocates purchase payments to Sub-Accounts and/or Guaranteed Term Options as instructed by the Contract Owner on the application .  Shares of the underlying mutual funds allocated to the Sub-Accounts are purchased at Net Asset Value, then converted into Accumulation Units.  Contract Owners can change allocations or make exchanges among the Sub-Accounts or Guaranteed Term Options after the time of application by submitting a written request to the Service Center .  However, no change may be made that would result in an amount less than 1% of the purchase payment being allocated to any Sub-Account.  Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.

Determining the Contract Value

The Contract Value is the sum of:

1)	the value of amounts allocated to the Sub-Accounts of the Variable Account; and

2)	amounts allocated to a Guaranteed Term Option.

If part or all of the Contract Value is surrendered, or charges are assessed against the Contract Value, Nationwide will deduct a proportionate amount from each Sub-Account and the Guaranteed Term Options based on current cash values.

Determining Variable Account Value – Valuing an Accumulation Unit

Purchase payments or transfers allocated to the underlying mutual funds are accounted for in Accumulation Units.  Accumulation Unit values (for each Sub-Account) are determined by calculating the net investment factor for the underlying mutual fund for the current Valuation Period and multiplying that result with the Accumulation Unit values determined on the previous Valuation Period.

Nationwide uses the net investment factor as a way to calculate the investment performance of a Sub-Account from Valuation Period to Valuation Period.  For each Sub-Account, the net investment factor shows the investment performance of the underlying mutual fund in which a particular Sub-Account invests, including the charges assessed against that Sub-Account for a Valuation Period.

The net investment factor for any particular Sub-Account is determined by dividing (1) by (2), and then subtracting (3) from the result, where:

1)	is the sum of:

a)	the Net Asset Value of the underlying mutual fund as of the end of the current Valuation Period; and

b)	the per share amount of any dividend or income distributions made by the underlying mutual fund (if the date of the dividend or income distribution occurs during the current Valuation Period); and

2)	is the Net Asset Value of the underlying mutual fund determined as of the end of the preceding Valuation Period; and

3)
is a factor representing the daily total Variable Account charges.  The factor is equal to an annualized rate of 0.35% of the Daily Net Assets of the Variable Account (0.55% if the Contract Owner elected the optional death benefit).

Based on the net investment factor, the value of an Accumulation Unit may increase or decrease.  Changes in the net investment factor may not be directly proportional to changes in the Net Asset Value of the underlying mutual fund shares because of the deduction of Variable Account charges.

Though the number of Accumulation Units will not change as a result of investment experience, the value of an Accumulation Unit may increase or decrease from Valuation Period to Valuation Period.

Determining the Guaranteed Term Option Value

Nationwide determines the value of a Guaranteed Term Option by:

1)	adding all amounts allocated to any Guaranteed Term Option, minus amounts previously transferred or withdrawn (which may be subject to a market value adjustment); and

2)	adding any interest earned on the amounts allocated to any Guaranteed Term Option; and

3)	subtracting charges deducted in accordance with the contract.

Transfers Prior to Annuitization

Transfers from a Guaranteed Term Option

Transfers from a Guaranteed Term Option prior to maturity are subject to a market value adjustment.

Transfers Among the Sub-Accounts

A Contract Owner may request to transfer allocations among the Sub-Accounts at any time, subject to terms and conditions imposed by this prospectus and the underlying mutual funds.

Transfers After Annuitization

After annuitization, transfers may only be made on the anniversary of the Annuitization Date.  Guaranteed Term Options are not available after annuitization.

Transfer Requests

Contract Owners may submit transfer requests in writing, over the telephone, or via the internet to the Service Center .  Nationwide may restrict or withdraw the telephone and/or internet transfer privilege at any time.

Generally, Sub-Account transfers will receive the Accumulation Unit value next computed after the transfer request is received at the Service Center .  However, if a contract that is limited to submitting transfer requests via U.S. mail submits a transfer request via internet or telephone pursuant to Nationwide's one-day delay policy, the transfer will be executed on the next Valuation Date after the exchange request is received at the Service Center (see "Managers of Multiple Contracts").

Transfer Restrictions

Neither the contracts described in this prospectus nor the underlying mutual funds are designed to support active trading strategies that require frequent movement between or among Sub-Accounts (sometimes referred to as "market-timing" or "short-term trading").  A Contract Owner who intends to use an active trading strategy should consult his/her registered representative and request information on other Nationwide variable annuity contracts that offer underlying mutual funds that are designed specifically to support active trading strategies.

Nationwide discourages (and will take action to deter) short-term trading in this contract because the frequent movement between or among Sub-Accounts may negatively impact other investors in the contract.  Short-term trading can result in:

•	the dilution of the value of the investors' interests in the underlying mutual fund;

•
underlying mutual fund managers taking actions that negatively impact performance (keeping a larger portion of the underlying mutual fund assets in cash or liquidating investments prematurely in order to support redemption requests); and/or

•	increased administrative costs due to frequent purchases and redemptions.

To protect investors in this contract from the negative impact of these practices, Nationwide has implemented, or reserves the right to implement, several processes and/or restrictions aimed at eliminating the negative impact of active trading strategies.  Nationwide makes no assurances that all risks associated with short-term trading will be completely eliminated by these processes and/or restrictions.

U.S. Mail Restrictions

Nationwide monitors transfer activity in order to identify those who may be engaged in harmful trading practices.  Transaction reports are produced and examined.  Generally, a contract may appear on these reports if the Contract Owner (or a third party acting on their behalf) engages in a certain number of "transfer events" in a given period.  A "transfer event" is any transfer, or combination of transfers, occurring on a given trading day (Valuation Period).  For example, if a Contract Owner executes multiple transfers involving 10 underlying mutual funds in 1 day, this counts as 1 transfer event.  A single transfer occurring on a given trading day and involving only 2 underlying mutual funds (or 1 underlying mutual fund if the transfer is made from a Guaranteed Term Option) will also count as 1 transfer event.

As a result of this monitoring process, Nationwide may restrict the method of communication by which transfer orders will be accepted.

In general, Nationwide will adhere to the following guidelines:

Trading Behavior	Nationwide's Response
6 or more transfer events in 1 calendar quarter
Nationwide will mail a letter to the Contract Owner notifying them that:

1) they have been identified as engaging in harmful trading practices; and

2) if their transfer events exceed 11 in 2 consecutive calendar quarters or 20 in 1 calendar year, the Contract Owner will be limited to submitting transfer requests via U.S. mail on a Nationwide issued form.

More than 11 transfer events in 2 consecutive calendar quarters OR More than 20 transfer events in 1 calendar year	Nationwide will automatically limit the Contract Owner to submitting transfer requests via U.S. mail on a Nationwide issued form.

For purposes of Nationwide's transfer policy, U.S. mail includes standard U.S. mail, overnight U.S. mail, and overnight delivery via private carrier.

Each January 1st, Nationwide will start the monitoring anew, so that each contract starts with 0 transfer events each January 1.  See, however, the "Other Restrictions" provision below.

Managers of Multiple Contracts

Some investment advisors/representatives manage the assets of multiple Nationwide contracts pursuant to trading authority granted or conveyed by multiple Contract Owners.  These multi-contract advisors will generally be required by Nationwide to submit all transfer requests via U.S. mail.

Nationwide may, as an administrative practice, implement a "one-day delay" program for these multi-contract advisors, which they can use in addition to or in lieu of submitting transfer requests via U.S. mail.  The one-day delay option permits multi-contract advisors to continue to submit transfer requests via the internet or telephone.  However, transfer requests submitted by multi-contract advisors via the internet or telephone will not receive the next available Accumulation Unit value.  Rather, they will receive the Accumulation Unit value that is calculated on the following business day.  Transfer requests submitted under the one-day delay program are irrevocable.  Multi-contract advisors will receive advance notice of being subject to the one-day delay program.

Other Restrictions

Contract Owners that are required to submit transfer requests via U.S. mail will be required to use a Nationwide issued form for their transfer request.  Nationwide will refuse transfer requests that either do not use the Nationwide issued form for their transfer request or fail to provide accurate and complete information on their transfer request form.  In the event that a Contract Owner's transfer request is refused by Nationwide, they will receive notice in writing by U.S. mail and will be required to resubmit their transfer request on a Nationwide issued form.

Nationwide reserves the right to refuse or limit transfer requests, or take any other action it deems necessary, in order to protect Contract Owners, Annuitants, and beneficiaries from the negative investment results that may result from short-term trading or other harmful investment practices employed by some Contract Owners (or third parties acting on their behalf).  In particular, trading strategies designed to avoid or take advantage of Nationwide's monitoring procedures (and other measures aimed at curbing harmful trading practices) that are nevertheless determined by Nationwide to constitute harmful trading practices, may be restricted.

Underlying Mutual Fund Restrictions and Prohibitions

Pursuant to regulations adopted by the SEC, Nationwide is required to enter into written agreements with the underlying mutual funds which allow the underlying mutual funds to:

1)	request the taxpayer identification number, international taxpayer identification number, or other government issued identifier of any Nationwide Contract Owner;

2)	request the amounts and dates of any purchase, redemption, transfer, or exchange request ("transaction information"); and

3)
instruct Nationwide to restrict or prohibit further purchases or exchanges by Contract Owners that violate policies established by the underlying mutual fund (whose policies may be more restrictive than Nationwide's policies).

Nationwide is required to provide such transaction information to the underlying mutual funds upon their request.  In addition, Nationwide is required to restrict or prohibit further purchases or exchange requests upon instruction from the underlying mutual fund.  Nationwide and any affected Contract Owner may not have advance notice of such instructions from an underlying mutual fund to restrict or prohibit further purchases or exchange requests.  If an underlying mutual fund refuses to accept a purchase or exchange request submitted by Nationwide, Nationwide will keep any affected Contract Owner in their current underlying mutual fund allocation.

Any restrictions that Nationwide implements will be applied consistently and uniformly.

Right to Examine and Cancel

If the Contract Owner elects to cancel the contract, he/she may return it to the Service Center within a certain period of time known as the "free look" period.  Depending on the state in which the contract was purchased (and, in some states, if the contract is purchased as a replacement for another annuity contract), the free look period may be 10 days or longer.  For ease of administration, Nationwide will honor any free look cancellation that is received at the Service Center or postmarked within 30 days after the contract issue date.  The contract issue date is the date the initial purchase payment is applied to the contract.

If the Contract Owner elects to cancel the contract pursuant to the free look provision, where required by law, Nationwide will return the greater of the Contract Value or the amount of purchase payment(s) applied during the free look period, less any applicable federal and state income tax withholding.  Otherwise, Nationwide will return the Contract Value, less any applicable federal and state income tax withholding.

Where state law requires the return of purchase payments upon cancellation of the contract during the free look period, Nationwide will allocate initial purchase payments allocated to Sub-Accounts to the money market Sub-Account during the free look period.  After the free look period, Nationwide will reallocate the Contract Value among the Sub-Accounts based on the instructions contained on the application.  Where state law requires the return of Contract Value upon cancellation of the contract during the free look period, Nationwide will immediately allocate initial purchase payments to the investment options based on the instructions contained on the application.

Liability of the Variable Account under this provision is limited to the Contract Value in each Sub-Account on the date of revocation.  Any additional amounts refunded to the Contract Owner will be paid by Nationwide.

Surrender (Redemption) Prior to Annuitization

Contract Owners may surrender some or all of their Contract Value before the earlier of the Annuitization Date or the Annuitant's death.  Surrender requests must be submitted in writing to the Service Center and Nationwide may require additional information.  When taking a full surrender, the contract must accompany the written request.  Nationwide may require a signature guarantee.

Nationwide will pay any amounts surrendered from the Sub-Accounts within 7 days after the request is received at the Service Center .  However, Nationwide may suspend or postpone payment when it is unable to price a purchase payment or transfer (see "Pricing").

Surrenders from the contract may be subject to federal income tax and/or a penalty tax (see "Federal Income Taxes").

Partial Surrenders (Partial Redemptions)

Nationwide will surrender Accumulation Units from the Sub-Accounts and an amount from the Guaranteed Term Options.  The amount withdrawn from each investment option will be in proportion to the value in each option at the time of the surrender request.

Partial Surrenders to Pay Investment Advisory Fees

Some Contract Owners utilize an investment advisor(s) to manage their assets, for which the investment advisor assesses a fee.  Investment advisors are not endorsed or affiliated with Nationwide and Nationwide makes no representation as to their qualifications.  The fees for these investment advisory services are specified in the respective account agreements and are separate from and in addition to the contract fees and expenses described in this prospectus.  Some Contract Owners authorize their investment advisor to take a partial surrender(s) from the contract in order to collect investment advisory fees.  Surrenders taken from this contract to pay advisory or investment management fees may be subject to income tax and/or tax penalties.

Full Surrenders (Full Redemptions)

The Contract Value upon full surrender may be more or less than the total of all purchase payments made to the contract.  The Contract Value will reflect:

•	Variable Account charges;

•	underlying mutual fund charges;

•	the investment performance of the underlying mutual funds; and

•	any amounts allocated to the Guaranteed Term Options plus or minus any market value adjustment.

Surrenders Under a Texas Optional Retirement Program or a Louisiana Optional Retirement Plan

Redemption restrictions apply to contracts issued under the Texas Optional Retirement Program or the Louisiana Optional Retirement Plan.

The Texas Attorney General has ruled that participants in contracts issued under the Texas Optional Retirement Program may only take withdrawals if:

•	the participant dies;

•	the participants retires;

•	the participant terminates employment due to total disability; or

•	the participant that works in a Texas public institution of higher education terminates employment.

A participant under a contract issued under the Louisiana Optional Retirement Plan may only take distributions from the contract upon retirement or termination of employment.  All retirement benefits under this type of plan must be paid as lifetime income; lump sum cash payments are not permitted, except for death benefits.

Due to the restrictions described above, a participant under either of these plans will not be able to withdraw cash values from the contract unless one of the applicable conditions is met.  However, Contract Value may be transferred to other carriers.

Nationwide issues this contract to participants in the Texas Optional Retirement Program in reliance upon and in compliance with Rule 6c-7 of the Investment Company Act of 1940.  Nationwide issues this contract to participants in the Louisiana Optional Retirement Plan in reliance upon and in compliance with an exemptive order that Nationwide received from the SEC on August 22, 1990.

Surrenders Under a Qualified Plan or Tax Sheltered Annuity

Contract Owners of a Qualified Plan or a Tax Sheltered Annuity may surrender part or all of their Contract Value before the earlier of the Annuitization Date or the Annuitant's death, except as provided below:

1)
Contract Value attributable to contributions made under a qualified cash or deferred arrangement (within the meaning of Internal Revenue Code Section 402(g)(3)(A)), a salary reduction agreement (within the meaning of Internal Revenue Code Section 402(g)(3)(C)), or transfers from a Custodial Account (described in Section 403(b)(7) of the Internal Revenue Code), may be surrendered only:

a)	when the Contract Owner reaches age 59½, separates from service, dies, or becomes disabled (within the meaning of Internal Revenue Code Section 72(m)(7)); or

b)
in the case of hardship (as defined for purposes of Internal Revenue Code Section 401(k)), provided that any such hardship surrender may not include any income earned on salary reduction contributions.

2)	The surrender limitations described in Section A also apply to:

a)	salary reduction contributions to Tax Sheltered Annuities made for plan years beginning after December 31, 1988;

b)	earnings credited to such contracts after the last plan year beginning before January 1, 1989, on amounts attributable to salary reduction contributions; and

c)	all amounts transferred from 403(b)(7) Custodial Accounts (except that earnings and employer contributions as of December 31, 1988 in such Custodial Accounts may be withdrawn in the case of hardship).

3)
Any distribution other than the above, including a ten day free look cancellation of the contract (when available) may result in taxes, penalties and/or retroactive disqualification of a Qualified Contract or Tax Sheltered Annuity.

In order to prevent disqualification of a Tax Sheltered Annuity after a ten day free look cancellation, Nationwide will transfer the proceeds to another Tax Sheltered Annuity upon proper direction by the Contract Owner.

These provisions explain Nationwide's understanding of current withdrawal restrictions.  These restrictions may change.

Distributions pursuant to Qualified Domestic Relations Orders will not violate the restrictions stated above.

When the contract is issued to fund a Qualified Plan, plan terms and the Internal Revenue Code may modify these surrender provisions.

Assignment

Contract rights are personal to the Contract Owner and may not be assigned without Nationwide's written consent.

A Non-Qualified Contract Owner may assign some or all rights under the contract.  An assignment must occur before annuitization while the Annuitant is alive.  Assignments are not recognized by Nationwide until received and recorded by the Service Center .  Nationwide may reject or not recognize assignments designed to alter the character of the risk Nationwide originally assumed in issuing the contract.  Once proper notice of assignment is recorded, the assignment will become effective.

Investment-Only Contracts, IRAs, SEP IRAs, Simple IRAs, Roth IRAs, and Tax Sheltered Annuities may not be assigned, pledged or otherwise transferred except where allowed by law.

Nationwide is not responsible for the validity or tax consequences of any assignment.  Nationwide is not liable for any payment or settlement made before the assignment is recorded.  Assignments will not be recorded until Nationwide receives sufficient direction from the Contract Owner and the assignee regarding the proper allocation of contract rights.

Amounts pledged or assigned will be treated as distributions and will be included in gross income to the extent that the cash value exceeds the investment in the contract for the taxable year in which it was pledged or assigned.  Amounts assigned may be subject to a tax penalty equal to 10% of the amount included in gross income.

Assignment of the entire Contract Value may cause the portion of the Contract Value exceeding the total investment in the contract and previously taxed amounts to be included in gross income for federal income tax purposes each year that the assignment is in effect.

Contract Owner Services

Asset Rebalancing

Asset Rebalancing is the automatic reallocation of Contract Values to the Sub-Accounts on a predetermined percentage basis.  Each Asset Rebalancing reallocation is considered a transfer event.  Asset Rebalancing is not available for assets held in the Guaranteed Term Options.  Requests for Asset Rebalancing must be on a Nationwide form and submitted to the Service Center .  Once Asset Rebalancing is elected, it will only be terminated upon specific instruction from the Contract Owner; manual transfers will not automatically terminate the program.

Asset Rebalancing occurs every three months or on another frequency if permitted by Nationwide.  If the last day of the three-month period falls on a Saturday, Sunday, recognized holiday, or any other day when the New York Stock Exchange is closed, Asset Rebalancing will occur on the next business day.

Asset Rebalancing may be subject to employer limitations or restrictions for contracts issued to a Tax Sheltered Annuity plan.  Contract Owners should consult a financial advisor to discuss the use of Asset Rebalancing.

Nationwide reserves the right to stop establishing new Asset Rebalancing programs.  Nationwide also reserves the right to assess a processing fee for this service.

Dollar Cost Averaging

Dollar Cost Averaging is a long-term transfer program that allows the Contract Owner to make regular, level investments over time.  Dollar Cost Averaging involves the automatic transfer of a specified amount from certain Sub-Accounts into other Sub-Accounts.  With this service, the Contract Owner benefits from the ability to invest in the Sub-Accounts over a period of time, thereby smoothing out the effects of market volatility.  Nationwide does not guarantee that this program will result in profit or protect Contract Owners from loss.

Transfers may occur monthly or on another frequency if permitted by Nationwide.  Nationwide will process transfers until either the value in the originating investment option is exhausted, or the Contract Owner instructs Nationwide to stop the transfers.  When a Contract Owner instructs Nationwide to stop the transfers, all amounts remaining in the originating Sub-Account will remain allocated to the Sub-Account, unless Nationwide is instructed otherwise.  Dollar Cost Averaging transfers are not considered transfer events.

Contract Owners direct Nationwide to automatically transfer specified amounts from the following Sub-Accounts:

Federated Insurance Series
•	Federated Quality Bond Fund II: Primary Shares

Fidelity Variable Insurance Products Fund
•	VIP Investment Grade Bond Portfolio: Service Class
•	VIP Money Market Portfolio: Service Class 2

Franklin Templeton Variable Insurance Products Trust
•	Franklin U.S. Government Fund: Class 2

Neuberger Berman Advisers Management Trust
•	AMT Short Duration Bond Portfolio: I Class (only available in contracts for which good order applications were received before May 1, 2012)

PIMCO Variable Insurance Trust
•	Low Duration Portfolio: Administrative Class
•	Total Return Portfolio: Administrative Class

to any other Sub-Account(s).  Dollar Cost Averaging transfers may not be directed to Guaranteed Term Options.

Nationwide reserves the right to stop establishing new Dollar Cost Averaging programs.  Nationwide also reserves the right to assess a processing fee for this service.

Systematic Withdrawals

Systematic Withdrawals allow Contract Owners to receive a specified amount (of at least $100) on a monthly, quarterly, semi-annual, or annual basis.  Requests for Systematic Withdrawals and requests to discontinue Systematic Withdrawals must be submitted in writing to the Service Center .

The withdrawals will be taken from the Sub-Accounts proportionately unless Nationwide is instructed otherwise.  Systematic Withdrawals are not available from the Guaranteed Term Options.

Nationwide will withhold federal income taxes from Systematic Withdrawals unless otherwise instructed by the Contract Owner.  The Internal Revenue Service may impose a 10% penalty tax if the Contract Owner is under age 59½ unless the Contract Owner has made an irrevocable election of distributions of substantially equal payments.

Nationwide reserves the right to stop establishing new Systematic Withdrawal programs.  Nationwide also reserves the right to assess a processing fee for this service.  Systematic Withdrawals are not available before the end of the ten day free look period (see "Right to Examine and Cancel").

Annuity Commencement Date

The Annuity Commencement Date is the date on which annuity payments are scheduled to begin. The Contract Owner may change the Annuity Commencement Date before annuitization.  This change must be submitted in writing to the Service Center and approved by Nationwide.  The change will become effective as of the date signed, but will not apply to any payment made or action taken by Nationwide before it is recorded at the Service Center .

Annuitizing the Contract

Annuitization Date

The Annuitization Date is the date that annuity payments begin.  Annuity payments will not begin until the Contract Owner affirmatively elects to begin annuity payments by contacting the Service Center .  The Annuitization Date will be the first day of a calendar month unless otherwise agreed.  The Annuitization Date must be at least 2 years after the contract is issued, but may not be later than either:

•	the age (or date) specified in your contract; or

•	the age (or date) specified by state law, where applicable.

If the contract is issued to fund a Tax Sheltered Annuity, annuitization may occur during the first 2 years subject to Nationwide's approval.

The Internal Revenue Code may require that distributions be made prior to the Annuitization Dates specified above (see "Required Distributions").

Annuitization

Annuitization is the period during which annuity payments are received.  It is irrevocable once payments have begun.  Upon arrival of the Annuitization Date, the Annuitant must choose:

1)	an annuity payment option; and

2)	either a fixed payment annuity, variable payment annuity, or an available combination.

Nationwide guarantees that each payment under a fixed payment annuity will be the same throughout annuitization.  Under a variable payment annuity, the amount of each payment will vary with the performance of the underlying mutual funds chosen by the Contract Owner.

For contracts with total purchase payments in excess of $2,000,000, Nationwide will limit the amount that may be annuitized on any single life to $5,000,000.  If the amount to be annuitized exceeds $5,000,000, Nationwide will allow additional individuals to be named as Annuitants (for annuitization purposes only).

Nationwide reserves the right to refuse purchase payments in excess of $1,000,000 (see "Synopsis of the Contracts").

If you do not submit purchase payments in excess of $1,000,000, or if Nationwide has refused to accept purchase payments in excess of $1,000,000, the references in this provision to purchase payments in excess of $1,000,000 will not apply to your contract.  If you are permitted to submit purchase payments in excess of $1,000,000, additional restrictions apply, as follows.

Fixed Payment Annuity

A fixed payment annuity is an annuity where the amount of the annuity payments remains level.

The first payment under a fixed payment annuity is determined on the Annuitization Date based on the Annuitant's age (in accordance with the contract) by:

1)	deducting applicable premium taxes from the total Contract Value; then

2)	applying the Contract Value amount specified by the Contract Owner to the fixed payment annuity table for the annuity payment option elected.

Subsequent payments will remain level unless the annuity payment option elected provides otherwise. Nationwide does not credit discretionary interest during annuitization.

Variable Payment Annuity

A variable payment annuity is an annuity where the amount of the annuity payments will vary depending on the performance of the underlying mutual funds selected.  The underlying mutual funds available during annuitization are those underlying mutual funds shown in Appendix A.

The first payment under a variable payment annuity is determined on the Annuitization Date based on the Annuitant's age (in accordance with the contract) by:

1)	deducting applicable premium taxes from the total Contract Value; then

2)	applying the Contract Value amount specified by the Contract Owner to the variable payment annuity table for the annuity payment option elected.

The dollar amount of the first payment is converted into a set number of Annuity Units that will represent each monthly payment.  This is done by dividing the dollar amount of the first payment by the value of an Annuity Unit as of the Annuitization Date.  This number of Annuity Units remains fixed during annuitization.

The second and subsequent payments are determined by multiplying the fixed number of Annuity Units by the Annuity Unit value for the Valuation Period in which the payment is due.  The amount of the second and subsequent payments will vary with the performance of the selected underlying mutual funds.  Nationwide guarantees that variations in mortality experience from assumptions used to calculate the first payment will not affect the dollar amount of the second and subsequent payments.

Value of an Annuity Unit

Annuity Unit values for Sub-Accounts are determined by:

1)	multiplying the Annuity Unit value for the immediately preceding Valuation Period by the net investment factor for the subsequent Valuation Period (see "Determining the Contract Value"); and then

2)	multiplying the result from (1) by an interest factor to neutralize the assumed investment rate of 3.5% per year built into the purchase rate basis for variable payment annuities.

Assumed Investment Rate

An assumed investment rate is the percentage rate of return assumed to determine the amount of the first payment under a variable payment annuity.  Nationwide uses the assumed investment rate of 3.5% to calculate the first annuity payment and to calculate the investment performance of an underlying mutual fund in order to determine subsequent payments under a variable payment annuity.  An assumed investment rate is the percentage rate of return required to maintain level variable annuity payments.  Subsequent variable annuity payments may be more or less than the first payment based on whether actual investment performance of the underlying mutual funds is higher or lower than the assumed investment rate of 3.5%.

Exchanges among Underlying Mutual Funds

Exchanges among underlying mutual funds during annuitization must be requested in writing.  Exchanges will occur on each anniversary of the Annuitization Date.

Frequency and Amount of Annuity Payments

Payments are made based on the annuity payment option selected, unless:

•	the amount to be distributed is less than $2,000, in which case Nationwide may make one lump sum payment of the Contract Value; or

•
an annuity payment would be less than $100, in which case Nationwide can change the frequency of payments to intervals that will result in payments of at least $100.  Payments will be made at least annually.

Nationwide will send annuity payments no later than 7 days after each annuity payment date.

Annuity Payment Options

Contract Owners must elect an annuity payment option before the Annuitization Date.   If the Annuitant does not elect an annuity payment option, a variable payment life annuity with a guarantee period of 240 months will be assumed as the automatic form of payment upon annuitization.  Once elected or assumed, the annuity payment option may not be changed. However, the annuity payment option is limited if total purchase payments are greater than $2,000,000.

Not all of the annuity payment options may be available in all states.  Options available may be limited based on the age of the Annuitant and the age of any designated second individual upon whose life any payments may depend.  Contract Owners may request other options before the Annuitization Date.  These options are subject to Nationwide's approval.

No distribution for Non-Qualified Contracts will be made until an annuity payment option has been elected.  IRAs, SEP IRAs, Simple IRAs, Roth IRAs, and Tax Sheltered Annuities are subject to the "minimum distribution" requirements set forth in the plan, contract, and the Internal Revenue Code.

Annuity Payment Options if Total Purchase Payments are $2,000,000 or Less:

1)
Life Annuity - An annuity payable periodically, but at least annually, for the lifetime of the Annuitant.  Payments will end upon the Annuitant's death.  For example, if the Annuitant dies before the second annuity payment date, the Annuitant will receive only one annuity payment.  The Annuitant will only receive two annuity payments if he or she dies before the third annuity payment date, and so on.

2)
Joint and Survivor Annuity - An annuity payable periodically, but at least annually, during the joint lifetimes of the Annuitant and a designated second individual.  If one of these parties dies, payments will continue for the lifetime of the survivor.  As is the case under option 1, there is no guaranteed number of payments.  Payments end upon the death of the last surviving party, regardless of the number of payments received.

3)
Life Annuity with 120 or 240 Monthly Payments Guaranteed - An annuity payable monthly during the lifetime of the Annuitant.  If the Annuitant dies before all of the guaranteed payments have been made, payments will continue to the end of the guaranteed period and will be paid to a designee chosen by the Annuitant at the time the annuity payment option was elected.  If the Annuitant fails to elect such a designee, payments will be made to the beneficiary.

Annuity Payment Option if Total Purchase Payments are Greater Than $2,000,000:

If the total of all purchase payments made to the contract is greater than $2,000,000, the only available annuity payment option is the longer of:

•	a fixed life annuity with a 20 year term certain; or

•	a fixed life annuity with a term certain to age 95.

If the Annuitant dies before all of the guaranteed payments have been made, payments will continue to the end of the guaranteed period and will be paid to a designee chosen by the Annuitant.  If the Annuitant fails to elect such a designee, payments will be made to the beneficiary.

Annuitization of Amounts Greater than $5,000,000

Additionally, we may limit the amount that may be annuitized on a single life to $5,000,000.  If the total amount to be annuitized is greater than $5,000,000, the Contract Owner must:

1)	reduce the amount to be annuitized to $5,000,000 or less by taking a partial surrender from the contract;

2)	reduce the amount to be annuitized to $5,000,000 or less by exchanging the portion of the Contract Value in excess of $5,000,000 to another annuity contract; or

3)	annuitize the portion of the Contract Value in excess of $5,000,000 under an annuity payment option with a term certain, if available.

Death Benefits

Death of Contract Owner - Non-Qualified Contracts

If a Contract Owner (including a joint owner) who is not the Annuitant dies before the Annuitization Date, no death benefit is payable and the surviving joint owner becomes the Contract Owner.  If no joint owner is named, the contingent owner becomes the Contract Owner.  If no contingent owner is named, the last surviving Contract Owner's estate becomes the Contract Owner.

If the Contract Owner and Annuitant are the same, and the Contract Owner/Annuitant dies before the Annuitization Date, the contingent owner will not have any rights in the contract unless the contingent owner is also the beneficiary.

Distributions under Non-Qualified Contracts will be made pursuant to the "Required Distributions for Non-Qualified Contracts" provision in Appendix C.

Death of Annuitant - Non-Qualified Contracts

If the Annuitant who is not a Contract Owner dies before the Annuitization Date, a death benefit is payable to the beneficiary unless a contingent Annuitant is named.  If a contingent Annuitant is named, the contingent Annuitant becomes the Annuitant and no death benefit is payable.

If no beneficiary survives the Annuitant, the contingent beneficiary receives the death benefit.  Contingent beneficiaries will share the death benefit equally, unless otherwise specified.

If no beneficiary(ies) or contingent beneficiary(ies) survive the Annuitant, the Contract Owner or the last surviving Contract Owner's estate will receive the death benefit.

If the Contract Owner is a Charitable Remainder Trust and the Annuitant dies before the Annuitization Date, the death benefit will accrue to the Charitable Remainder Trust.  Any designation in conflict with the Charitable Remainder Trust's right to the death benefit will be void.

If the Annuitant dies after the Annuitization Date, any benefit that may be payable will be paid according to the selected annuity payment option.

Death of Contract Owner/Annuitant

If a Contract Owner who is also the Annuitant dies before the Annuitization Date, a death benefit is payable according to the "Death of Annuitant – Non-Qualified Contracts" provision.

A joint owner will receive a death benefit if a Contract Owner/Annuitant dies before the Annuitization Date.

If the Contract Owner/Annuitant dies after the Annuitization Date, any benefit that may be payable will be paid according to the selected annuity payment option.

How the Death Benefit Value is Determined

The death benefit value is determined as of the date Nationwide receives:

1)	proper proof of the Annuitant's death;

2)	an election specifying the distribution method; and

3)	any state required form(s).

Contract Value will continue to be allocated according to the most recent allocation instructions until the death benefit is paid.  If the contract has multiple beneficiaries entitled to receive a portion of the death benefit, the Contract Value will continue to be allocated according to the most recent allocation instructions until the first beneficiary is paid.

Death Benefit Payment

The beneficiary may elect to receive the death benefit:

1)	in a lump sum;

2)	as an annuity; or

3)	in any other manner permitted by law and approved by Nationwide.

The beneficiary must notify Nationwide of this election within 60 days of the Annuitant's death.  Death benefit claims must be submitted to the Service Center.  If the recipient of the death benefit does not elect the form in which to receive the death benefit payment, Nationwide will pay the death benefit in a lump sum.

At the time of application, the Contract Owner selects either the standard death benefit or the optional death benefit (for an additional charge).  The optional death benefit is only available for contracts where the Annuitant or contingent Annuitant is age 80 or younger at the time of application.  The optional death benefit may not be available in all states.  If no selection is made at the time of application, the death benefit will be the standard death benefit.

If the contract has multiple beneficiaries entitled to receive a portion of the death benefit, the Contract Value will continue to be allocated according to the most recent allocation instructions until the first beneficiary provides Nationwide with instructions for payment of death benefit proceeds.    After the first beneficiary provides these instructions, the variable portion of the Contract Value for all beneficiaries will be allocated to the available money market Sub-Account until instructions are received from the beneficiary(ies) to allocate their Contract Value in another manner.  Any Contract Value allocated to a Guaranteed Term Option will remain invested and will not be allocated to the available money market Sub-Account.

Standard Death Benefit

If the Annuitant dies prior to the Annuitization Date, the standard death benefit will be equal to the Contract Value.

One-Year Enhanced Death Benefit

If the Annuitant prior to the Annuitization Date and the total of all purchase payments made to the contract is less than or equal to $3,000,000, the One-Year Enhanced Death Benefit will be the greatest of:

1)	the Contract Value;

2)	the total of all purchase payments, less an adjustment for amounts surrendered; or

3)
the highest Contract Value on any contract anniversary before the Annuitant's 81st birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received after that contract anniversary.

The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the Contract Value was reduced on the date(s) of the partial surrender(s).

If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is greater than $3,000,000, the One-Year Enhanced Death Benefit will be determined using the following formula:

(A x F) + B (1 - F), where

A = the greatest of:

a)	the Contract Value;

b)	the total of all purchase payments, less an adjustment for amounts surrendered; or

c)
the highest Contract Value on any contract anniversary prior to the Annuitant's 81st birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received after that contract anniversary.

The adjustment for amounts surrendered will reduce items (b) and (c) above in the same proportion that the Contract Value was reduced on the date(s) of the partial surrender(s);

       B =  the Contract Value; and

F =	the ratio of $3,000,000 to the total of all purchase payments made to the contract.

Statements and Reports

Nationwide will mail Contract Owners statements and reports.  Therefore, Contract Owners should promptly notify the Service Center of any address change.

These mailings will contain:

•	statements showing the contract's quarterly activity;

•
confirmation statements showing transactions that affect the contract's value.  Confirmation statements will not be sent for recurring transactions (i.e., Dollar Cost Averaging or salary reduction programs).  Instead, confirmation of recurring transactions will appear in the contract's quarterly statements; and

•	semi-annual and annual reports of allocated underlying mutual funds.

Contract Owners can receive information from Nationwide faster and reduce the amount of mail they receive by signing up for Nationwide's eDelivery program.  Nationwide will notify Contract Owners by email when important documents (statements, prospectuses and other documents) are ready for a Contract Owner to view, print, or download from Nationwide's secure server. To choose this option, go to www.nationwide.com/login.

Contract Owners should review statements and confirmations carefully.  All errors or corrections must be reported to Nationwide immediately to assure proper crediting to the contract.  Unless Nationwide is notified within 30 days of receipt of the statement, Nationwide will assume statements and confirmation statements are correct.

IMPORTANT NOTICE REGARDING DELIVERY OF SECURITY HOLDER DOCUMENTS

When multiple copies of the same disclosure document(s), such as prospectuses, supplements, proxy statements and semi-annual and annual reports are required to be mailed to multiple Contract Owners in the same household, Nationwide will mail only one copy of each document, unless notified otherwise by the Contract Owner(s).  Household delivery will continue for the life of the contracts.  A Contract Owner can revoke their consent to household delivery and reinstitute individual delivery by contacting the Service Center .  Nationwide will reinstitute individual delivery within 30 days after receiving such notification.

Legal Proceedings

Nationwide Financial Services, Inc. (NFS, or collectively with its subsidiaries, "the Company") was formed in November 1996.  NFS is the holding company for Nationwide Life Insurance Company (NLIC), Nationwide Life and Annuity Insurance Company (NLAIC) and other companies that comprise the life insurance and retirement savings operations of the Nationwide group of companies (Nationwide). This group includes Nationwide Financial Network (NFN), an affiliated distribution network that markets directly to its customer base.  NFS is incorporated in Delaware and maintains its principal executive offices in Columbus, Ohio.

The Company is subject to legal and regulatory proceedings in the ordinary course of its business. The Company's legal and regulatory matters include proceedings specific to the Company and other proceedings generally applicable to business practices in the industries in which the Company operates.  The Company's litigation and regulatory matters are subject to many uncertainties, and given their complexity and scope, their outcomes cannot be predicted.  Regulatory proceedings also could affect the outcome of one or more of the Company's litigation matters.  Furthermore, it is often not possible to determine the ultimate outcomes of the pending regulatory investigations and legal proceedings or to provide reasonable ranges of potential losses with any degree of certainty.  Some matters, including certain of those referred to below, are in very preliminary stages, and the Company does not have sufficient information to make an assessment of the plaintiffs' claims for liability or damages.  In some of the cases seeking to be certified as class actions, the court has not yet decided whether a class will be certified or (in the event of certification) the size of the class and class period.  In many of the cases, the plaintiffs are seeking undefined amounts of damages or other relief, including punitive damages and equitable remedies, which are difficult to quantify and cannot be defined based on the information currently available.  The Company believes, however, that based on currently known information, the ultimate outcome of all pending legal and regulatory matters is not likely to have a material adverse effect on the Company's consolidated financial position.  Nonetheless, given the large or indeterminate amounts sought in certain of these matters and the inherent unpredictability of litigation, it is possible that such outcomes could materially affect the Company's consolidated financial position or results of operations in a particular quarter or annual period.

The financial services industry has been the subject of increasing scrutiny on a broad range of issues by regulators and legislators.  The Company and/or its affiliates have been contacted by, self reported or received subpoenas from state and federal regulatory agencies, including the Securities and Exchange Commission, and other governmental bodies, state securities law regulators and state attorneys general for information relating to, among other things, sales compensation, the allocation of compensation, unsuitable sales or replacement practices, and claims handling and escheatment practices.  The Company is cooperating with and responding to regulators in connection with these inquiries and will cooperate with Nationwide Mutual Insurance Company (NMIC) in responding to these inquiries to the extent that any inquiries encompass NMIC's operations.

On November 20, 2007, Nationwide Retirement Solutions, Inc. (NRS) and NLIC were named in a lawsuit filed in the Circuit Court of Jefferson County, Alabama entitled Ruth A. Gwin and Sandra H. Turner, and a class of similarly situated individuals v. Nationwide Life Insurance Company, Nationwide Retirement Solutions, Inc., Alabama State Employees Association, PEBCO, Inc. and Fictitious Defendants A to Z. On March 12, 2010, NRS and NLIC were named in a Second Amended Class Action Complaint filed in the Circuit Court of Jefferson County, Alabama entitled Steven E. Coker, Sandra H. Turner, David N. Lichtenstein and a class of similarly situated individuals v. Nationwide Life Insurance Company, Nationwide Retirement Solutions, Inc., Alabama State Employees Association, Inc., PEBCO, Inc. and Fictitious Defendants A to Z claiming to represent a class of all participants in the Alabama State Employees Association, Inc. (ASEA) Plan, excluding members of the Deferred Compensation Committee, ASEA's directors, officers and board members, and PEBCO's directors, officers and board members.  On October 22, 2010, the parties to this action executed a stipulation of settlement that agreed to certify a class for settlement purposes only, that provided for payments to the settlement class, and that provided for releases, certain bar orders, and dismissal of the case, subject to the Circuit Courts' approval.  The Courts have approved the settlement and the settlement amounts have been paid, but have not yet been distributed to class members.  On February 28, 2011, the Court in the Gwin case entered an Order permitting ASEA/PEBCO to assert indemnification claims for attorneys' fees and costs, but barring them from asserting any other claims for indemnification.  On April 22, 2011, ASEA and PEBCO filed a second amended cross claim complaint in the Gwin case against NRS and NLIC seeking indemnification.  These claims seeking indemnification remain severed.  On April 29, 2011, the Companies filed a motion to dismiss ASEA’s and PEBCO’s amended cross complaint or alternatively for summary judgment.  On December 6, 2011 the Court entered an Order that NRS owes indemnification to ASEA and PEBCO for the Coker (Gwin) class action, that NRS does not have a duty to indemnify ASEA and PEBCO for fees associated with the Interpleader action that NRS filed in Montgomery County and dismissing NLIC.  On December 31, 2011, the Court denied the Company’s motion to certify this order for an interlocutory appeal.  NRS continues to defend this case vigorously.

On August 15, 2001, NFS and NLIC were named in a lawsuit filed in the United States District Court for the District of Connecticut entitled Lou Haddock, as trustee of the Flyte Tool & Die, Incorporated Deferred Compensation Plan, et al v. Nationwide Financial Services, Inc. and Nationwide Life Insurance Company.  In the plaintiffs' sixth amended complaint, filed November 18, 2009, they amended the list of named plaintiffs and claim to represent a class of qualified retirement plan trustees under the Employee Retirement Income Security Act of 1974 (ERISA) that purchased variable annuities from NLIC.  The plaintiffs allege that they invested ERISA plan assets in their variable annuity contracts and that NLIC and NFS breached ERISA fiduciary duties by allegedly accepting service payments from certain mutual funds.  The complaint seeks disgorgement of some or all of the payments allegedly received by NFS and NLIC, other unspecified relief for restitution, declaratory and injunctive relief, and attorneys' fees.  On November 6, 2009, the Court granted the plaintiff's motion for class certification and certified a class of "All trustees of all employee pension benefit plans covered by ERISA which had variable annuity contracts with NFS and NLIC or whose participants had individual variable annuity contracts with NFS and NLIC at any time from January 1, 1996, or the first date NFS and NLIC began receiving payments from mutual funds based on a percentage of assets invested in the funds by NFS and NLIC, whichever came first, to the date of November 6, 2009".  On October 20, 2010, the Second Circuit Court of Appeals granted NLIC's 23(f) petition agreeing to hear an appeal of the District Court's order granting class certification.  On October 21, 2010, the District Court dismissed NFS from the lawsuit.  On October 27, 2010, the District Court stayed the underlying action pending a decision from the Second Circuit Court of Appeals.  On February 6, 2012, the Second Circuit Court of Appeals vacated the class certification order that was issued on November 6, 2009 and remanded the case back to the District Court for further consideration.  The plaintiffs have renewed their motion for class certification. On March 30, 2012, the Company filed its brief in opposition to the class certification motion. NLIC continues to defend this lawsuit vigorously.

On May 14, 2010, NLIC was named in a lawsuit filed in the Western District of New York entitled Sandra L. Meidenbauer, on behalf of herself and all others similarly situated v. Nationwide Life Insurance Company.  The plaintiff claims to represent a class of all individuals who purchased a variable life insurance policy from NLIC during an unspecified period.  The complaint claims breach of contract, alleging that NLIC charged excessive monthly deductions and costs of insurance resulting in reduced policy values and, in some cases, premature lapsing of policies.  The complaint seeks reimbursement of excessive charges, costs, interest, attorney's fees, and other relief.  NLIC filed a motion to dismiss the complaint on July 23, 2010.  NLIC filed a motion to disqualify the proposed class representative on August 27, 2010.  Plaintiff filed a motion to amend the complaint on September 17, 2010, and NLIC filed an opposition to the motion to amend on November 2, 2010.  On October 13, 2011, plaintiff voluntarily dismissed the lawsuit without prejudice. In other non-Nationwide cases, plaintiff's counsel has re-filed actions. The Company will continue to monitor developments, but will conclude this matter.

On October 22, 2010, NRS was named in a lawsuit filed in the U.S. District Court, Middle District of Florida, Orlando Division entitled Camille McCullough, and Melanie Monroe, Individually and on behalf of all others similarly situated v. National Association of Counties, NACO Research Foundation, NACO Financial Services Corp., NACO Financial Center, and Nationwide Retirement Solutions, Inc.  The Plaintiffs' First Amended Class Action Complaint and Demand for Jury Trial was filed on February 18, 2011.  If the Court determined that the Plan was governed by ERISA, then Plaintiffs sought to represent a class of "All natural persons in the U.S. who are currently employed or previously were employed at any point during the six years preceding the date Plaintiffs filed their Original Class Action Complaint, by a government entity that is or was a member of the National Association of Counties, and who participate or participated in the Section 457 Deferred Compensation Plan for Public Employees endorsed by the National Association of Counties and administered by Nationwide Retirement Solutions, Inc."  If the Court determined that the Plan was not governed by ERISA, then the Plaintiffs sough to represent a class of "All natural persons in the U.S. who are currently employed or previously were employed at any point during the four years preceding the date Plaintiffs filed their Original Class Action Complaint, by a government entity that is or was a member of the National Association of Counties, and who participate or participated in a Section 457 Deferred Compensation Plan for Public Employees endorsed by the National Association of Counties and administered by Nationwide Retirement Solutions, Inc."  The First Amended Complaint alleged ERISA Violation, Breach of Fiduciary Duty - NACO, Aiding and Abetting Breach of Fiduciary Duty - Nationwide, Breach of Fiduciary Duty - Nationwide, and Aiding and Abetting Breach of Fiduciary Duty - NACO.  The First Amended Complaint asked for actual damages, lost profits, lost opportunity costs, restitution, and/or other injunctive or other relief, including without limitation (a) ordering Nationwide and NACO to restore all plan losses, (b) ordering Nationwide to refund all fees associated with Nationwide's Plan to Plaintiffs and Class members, (c) ordering NACO and Nationwide to pay the expenses and losses incurred by Plaintiffs and/or any Class member as a proximate result of Defendants' breaches of fiduciary duty, (d) forcing NACO to forfeit the fees that NACO received from Nationwide for promoting and endorsing its Plan and disgorging all profits, benefits, and other compensation obtained by NACO from its wrongful conduct, and (e) awarding Plaintiff and Class members their reasonable and necessary attorney's fees and cost incurred in connection with this suit, punitive damages, and pre-judgment and post judgment interest, at the highest rates allowed by law, on the damages awarded.  On March 21, 2011, the Company filed a motion to dismiss the plaintiffs' first amended complaint. On July 1, 2011, the plaintiffs filed their motion for class certification and later sought to amend their complaint.  On November 25, 2011 the District Court entered an Order granting NACO's motion to dismiss, NRS's motion to dismiss, denying plaintiffs' motion to file an amended complaint, that all other remaining pending motions are moot, dismissing the class-wide claims with prejudice, dismissing individual claims without prejudice, and ordering the Clerk to close this case.  On December 27, 2011, the plaintiffs filed a notice of appeal.  The parties have agreed to resolve the dispute on an individual basis and as part of that settlement will not pursue any further appeal. The Company intends to defend this case vigorously.

On December 27, 2006, NLIC and NRS were named as defendants in a lawsuit filed in Circuit Court, Cole County Missouri entitled State of Missouri, Office of Administration, and Missouri State Employees Deferred Comp Plan v. NLIC and NRS.  The complaint seeks recovery for breach of contract and breach of the implied covenant of good faith and fair dealing against NLIC and NRS as well as a breach of fiduciary duty against NRS.  The complaint seeks to recover the amount of the market value adjustment withheld by NLIC ($19 million), prejudgment interest, loss of investment income from ING due to the Companies’ assessment of the market value adjustment.  On March 8, 2007 the Companies filed a motion to remove this case from state court to federal court in Missouri.  On March 20, 2007 the State filed a motion to remand to state court and to stay court order.  On April 3, 2007 the case was remanded to state court.  On June 25, 2007 the Companies filed an Answer.  On October 16, 2009, the plaintiff filed a partial motion for summary judgment.  On November 20, 2009, the Companies filed a response to the plaintiff's motion for summary judgment and also filed a motion for summary judgment on behalf of the Companies.  On February 26, 2010, the court denied Missouri's partial motion for summary judgment and granted the Companies’ motion for summary judgment and dismissed the case.  On March 8, 2011, the Missouri Court of Appeals reversed the granting of the Companies’ motion for summary judgment and directed the trial court to enter judgment in favor of the State and against the Companies in the amount of $19 million, plus statutory interest at the rate of 9% per annum from June 2, 2006.  On March 22, 2011, the Companies filed with the Missouri Court of Appeals, a motion for rehearing and an application for transfer to the Supreme Court of Missouri.  On May 3, 2011, the Missouri Court of Appeals for the Western District overruled the Companies’ motion for rehearing and denied the motion to transfer the case to the Missouri Supreme Court.  On June 28, 2011, the Companies’ application to the Missouri Supreme Court to hear a further appeal was denied.  On July 1, 2011, the Companies paid the amount of the judgment plus simple interest at 9%.  On August 9, 2011, the plaintiffs filed a Satisfaction of Judgment.

On June 8, 2011, NMIC and NLIC were named in a lawsuit filed in Court of Common Pleas, Cuyahoga County, Ohio entitled Stanley Andrews and Donald Clark, on their behalf and on behalf of the class defined herein v. Nationwide Mutual Insurance Company and Nationwide Life Insurance Company.  The complaint alleges that Nationwide has an obligation to review the Social Security Administration Death Master File database for all life insurance policyholders who have at least a 70% probability of being deceased according to actuarial tables.  The complaint further alleges that Nationwide is not conducting such a review.  The complaint seeks injunctive relief and declaratory judgment requiring Nationwide to conduct such a review, and alleges Nationwide has violated the covenant of good faith and fair dealing and has been unjustly enriched by not having conducted such reviews.  The complaint seeks certification as a class action.  Nationwide removed the case to federal court on July 6, 2011.  Plaintiffs filed a motion to remand to state court on August 8, 2011.  On October 26, 2011, the Northern District of Ohio remanded the case to Ohio State court.  Nationwide appealed the order to remand on November 4, 2011.  Including Andrews, there are four similar class actions in Ohio: two against Western & Southern; one against Cincinnati Life.  At the case management conference on November 21, 2011, the State Court ordered Plaintiffs to file an opposition to the motion to dismiss that Nationwide filed in federal court.  Plaintiffs filed their opposition to Nationwide’s motion to dismiss on December 19, 2011.  By order dated January 18, 2012, the State Court issued an order dismissing the lawsuit.  The court issued its opinion on January 23, 2012.  On January 30, 2012, plaintiffs filed their appeal.

The general distributor, NISC, is not engaged in any litigation of any material nature.

Investment Company Act of 1940 Registration File No. 811-21139

Securities Act of 1933 Registration File No. 333-91890

Appendix A:  Underlying Mutual Funds

Below is a list of the available Sub-Accounts and information about the corresponding underlying mutual funds in which they invest.  The underlying mutual funds in which the Sub-Accounts invest are designed primarily as investments for variable annuity contracts and variable life insurance policies issued by insurance companies.  There is no guarantee that the investment objectives will be met.

Please refer to the prospectus for each underlying mutual fund for more detailed information.

Designations STTF: The	Keys: underlying mutual fund corresponding to this Sub-Account assesses (or reserves the right to assess) a short-term trading fee (see "Short-Term Trading Fees" earlier in the prospectus).
FF:           The underlying mutual fund corresponding to this Sub-Account primarily invests in other mutual funds.  Therefore, a proportionate share of the fees and expenses of any acquired funds are indirectly borne by investors.  As a result, investors in this
                 Sub-Account may incur higher charges than if the assets were invested in an underlying mutual fund that does not invest in other mutual funds.   Please refer to the prospectus for this underlying mutual fund for more information.

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class A
Investment Advisor:	AllianceBernstein L.P.
Investment Objective:	Long-term growth of capital.

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein International Value Portfolio: Class A
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2005
Investment Advisor:	AllianceBernstein L.P.
Investment Objective:	Long-term growth of capital.

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Real Estate Investment Portfolio: Class A
Investment Advisor:	AllianceBernstein L.P.
Investment Objective:	Total return from long term growth of capital and from income principally through investing in equity securities of companies that are primarily engaged in or related to the real estate industry.

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class A
Investment Advisor:	AllianceBernstein L.P.
Investment Objective:	Long-term growth of capital.

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein VPS Dynamic Asset Allocation Portfolio: Class B
Investment Advisor:	AllianceBernstein L.P.
Investment Objective:	Maximize total return consistent with the Adviser’s determination of reasonable risk.

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	Long-term total return using a strategy that seeks to protect against U.S. inflation.

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2005
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	Capital growth by investing in common stocks. Income is a secondary objective.

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2005
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	Capital growth.

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class III
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	Capital growth.
Designation: STTF

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	Long-term capital growth with income as a secondary objective.

American Century Variable Portfolios, Inc. - American Century VP Ultra Fund: Class I
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2007
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	Long-term capital growth.

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	Long-term capital growth with income as a secondary objective.

American Century Variable Portfolios, Inc. - American Century VP Vista Fund: Class I
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	Long-term capital growth.

BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III
Investment Advisor:	BlackRock Advisors, LLC
Sub-advisor:	BlackRock Investment Management, LLC; BlackRock International Limited
Investment Objective:	Seeks high total investment return.

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares
Investment Advisor:	The Dreyfus Corporation
Investment Objective:	To match performance of the S&P SmallCap 600 Index®.

Dreyfus Stock Index Fund, Inc.: Initial Shares
Investment Advisor:	The Dreyfus Corporation
Investment Objective:	To match performance of the S&P 500.

Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares
Investment Advisor:	The Dreyfus Corporation
Sub-advisor:	Fayez Sarofim & Co.
Investment Objective:	Long-term capital growth consistent with the preservation of capital.

Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Initial Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2005
Investment Advisor:	The Dreyfus Corporation
Investment Objective:	Capital growth.

Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares
Investment Advisor:	Federated Investment Management Company
Investment Objective:	Current income.

Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2008
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:
FMR Co., Inc., Fidelity Investments Money Management, Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity Investments Japan Limited, Fidelity International Investment Advisors, Fidelity International Investment Advisors  (U.K.) Limited

Investment Objective:	Long-term capital appreciation.

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:
FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity Investments Japan Limited, Fidelity International
Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited

Investment Objective:	Reasonable income.

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:
FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited, Fidelity Investments Japan Limited

Investment Objective:	Capital appreciation.

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	Fidelity Investments Money Management, Inc., Fidelity Research & Analysis Company, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited
Investment Objective:	High level of current income.

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:
FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity Investments Japan Limited, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited

Investment Objective:	Long-term growth of capital.

Fidelity Variable Insurance Products Fund - VIP Money Market Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:
Fidelity Investments Money Management, Inc., Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited, Fidelity Research & Analysis Company, Fidelity Management & Research (U.K.) Inc.

Investment Objective:	As high a level of current income as is consistent with preservation of capital and liquidity.

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2005
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:
FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited, Fidelity Investments Japan Limited

Investment Objective:	Long-term capital growth.

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class R
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:
FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited, Fidelity Investments Japan Limited

Investment Objective:	Long-term capital growth.
Designation: STTF

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2
Investment Advisor:	Franklin Advisory Services, LLC
Investment Objective:	Long-term total return.

Franklin Templeton Variable Insurance Products Trust - Franklin U.S. Government Fund: Class 2
Investment Advisor:	Franklin Advisers, Inc.
Investment Objective:	Seeks income.

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 2
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2005
Investment Advisor:	Templeton Asset Management, Ltd.
Investment Objective:	Long-term capital appreciation.

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3
Investment Advisor:	Templeton Asset Management, Ltd.
Investment Objective:	Long-term capital appreciation.
Designation: STTF

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 2
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2005
Investment Advisor:	Templeton Investment Counsel, LLC
Investment Objective:	Long-term capital growth.

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3
Investment Advisor:	Templeton Investment Counsel, LLC
Investment Objective:	Long-term capital growth.
Designation: STTF

Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3
Investment Advisor:	Franklin Advisers, Inc.
Investment Objective:	High current income, consistent with preservation of capital, with capital appreciation as a secondary consideration.
Designation: STTF

Franklin Templeton Variable Insurance Products Trust - Templeton Growth Securities Fund: Class 2
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2005
Investment Advisor:	Templeton Global Advisors Limited
Investment Objective:	Long-term capital growth.

Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Markets Navigator Fund: Service Shares
Investment Advisor:	Goldman Sachs Asset Management, L.P.
Investment Objective:	Seeks to achieve investment results that approximate the performance of the GS Global Markets Navigator Index (the “Index”).

Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	Long-term growth of capital.

Invesco - Invesco V.I. Small Cap Equity Fund: Series I
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2005
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	Long-term growth of capital.

Invesco - Invesco Van Kampen V.I. American Franchise Fund: Series I (formerly, Invesco - Invesco Van Kampen V.I. Capital Growth Fund: Series I)
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2012
Investment Advisor:	Van Kampen Asset Management
Investment Objective:	Capital appreciation.

Invesco - Invesco Van Kampen V.I. Comstock Fund: Series I
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	To seek capital growth and income through investments in equity securities, including common stocks, preferred stocks and securities convertible into common and preferred stocks.

Invesco - Invesco Van Kampen V.I. Growth and Income Fund: Series I
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	To seek long-term growth of capital and income.

Invesco - Invesco Van Kampen V.I. Mid Cap Growth Fund: Series I
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2012
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	Capital growth.

Invesco - Invesco Van Kampen V.I. Value Opportunities Fund: Series I (formerly, Invesco - Invesco V.I. Basic Value Fund: Series I)
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2008
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	Long-term growth of capital.

Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy
Investment Advisor:	Waddell & Reed Investment Management Company
Investment Objective:	Seeks high total return over the long term.

Ivy Funds Variable Insurance Portfolios, Inc. - High Income
Investment Advisor:	Waddell & Reed Investment Management Company
Investment Objective:	Seeks a high level of current income and capital when consistent with its primary objective as a secondary objective.

Ivy Funds Variable Insurance Portfolios, Inc. - Mid Cap Growth
Investment Advisor:	Waddell & Reed Investment Management Company
Investment Objective:	Seeks to provide growth of investment.

Janus Aspen Series - Balanced Portfolio: Service Shares
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	Long-term capital growth, consistent with preservation of capital and balanced by current income.

Janus Aspen Series - Forty Portfolio: Service Shares
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	Long-term growth of capital.

Janus Aspen Series - Overseas Portfolio: Service Shares
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	Long-term growth of capital.

Legg Mason Partners Variable Equity Trust - Legg Mason ClearBridge Variable Small Cap Growth Portfolio: Class I
Investment Advisor:	Legg Mason Partners Fund Advisor, LLC
Sub-advisor:	ClearBridge Advisors, LLC
Investment Objective:	The fund seeks long-term growth of capital.

Lord Abbett Series Fund, Inc. - Growth and Income Portfolio: Class VC
Investment Advisor:	Lord, Abbett & Co. LLC
Investment Objective:	Long-term growth of capital and income without excessive fluctuations in market value.

Lord Abbett Series Fund, Inc. - Mid-Cap Stock Portfolio: Class VC (formerly, Lord Abbett Series Fund, Inc. - Mid-Cap Value Portfolio: Class VC)
Investment Advisor:	Lord, Abbett & Co. LLC
Investment Objective:	Capital appreciation through investments, primarily in equity securities, which are believed to be undervalued in the market place.

MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2006
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	To seek capital appreciation.

MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	To seek capital appreciation.

MFS® Variable Insurance Trust - MFS Value Series: Service Class
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	To seek capital appreciation.

Nationwide Variable Insurance Trust - NVIT Cardinal (SM) Aggressive Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Aggressive Fund seeks maximum growth of capital consistent with a more aggressive level of risk as compared to other Cardinal Funds.
Designation: FF

Nationwide Variable Insurance Trust - NVIT Cardinal (SM) Balanced Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return through investment in both equity and fixed income securities.
Designation: FF

Nationwide Variable Insurance Trust - NVIT Cardinal (SM) Capital Appreciation Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks growth of capital, but also seeks income consistent with a less aggressive level of risk as compared to other Cardinal Funds.
Designation: FF

Nationwide Variable Insurance Trust - NVIT Cardinal (SM) Conservative Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return consistent with a conservative level of risk as compared to other Cardinal Funds.
Designation: FF

Nationwide Variable Insurance Trust - NVIT Cardinal (SM) Moderate Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return consistent with a moderate level of risk as compared to other Cardinal Funds.
Designation: FF

Nationwide Variable Insurance Trust - NVIT Cardinal (SM) Moderately Aggressive Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks growth of capital, but also seeks income consistent with amoderately aggressive level of risk as compared to other Cardinal Funds.
Designation: FF

Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The fund seeks a high level of total return consistent with a moderately conservative level of risk.
Designation: FF

Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Aggressive Fund seeks maximum growth of capital consistent with a more aggressive level of risk as compared to other Investor Destinations Funds.
Designation: FF

Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Balanced Fund seeks a high level of total return through investment in both equity and fixed-income securities.
Designation: FF

Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:
The NVIT Investor Destinations Capital Appreciation Fund seeks growth of capital, but also seeks income consistent with a less aggressive level of risk as compared to other NVIT Investor Destinations Funds.

Designation: FF

Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Conservative Fund seeks a high level of total return consistent with a conservative level of risk as compared to other Investor Destinations Funds.
Designation: FF

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Moderate Fund seeks a high level of total return consistent with a moderate level of risk as compared to other Investor Destinations Funds.
Designation: FF

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:
The NVIT Investor Destinations Moderately Aggressive Fund seeks growth of capital, but also seeks income consistent with a moderately aggressive level of risk as compared to other Investor Destinations Funds.

Designation: FF

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Moderately Conservative Fund seeks a high level of total return consistent with a moderately conservative level of risk.
Designation: FF

Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class VI
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Invesco Advisers, Inc. and American Century Investment Management, Inc.
Investment Objective:	The fund seeks long-term capital growth.
Designation: STTF

Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class VI
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	AllianceBernstein L.P.; JPMorgan Investment Management, Inc.
Investment Objective:	The Fund seeks long-term capital appreciation.
Designation: STTF

Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Winslow Capital Management, Inc.; Neuberger Berman Management Inc. and Wells Capital Management, Inc.;
Investment Objective:	The fund seeks long-term capital growth.

Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Goldman Sachs Asset Management, L.P.; Wellington Management Company, LLP; The Boston Company Asset Management, LLC
Investment Objective:	The fund seeks long-term capital growth.

Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	American Century Investment Management, Inc.; Neuberger Berman Management LLC; Wells Capital Management, Inc.
Investment Objective:	The fund seeks long-term capital growth.

Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	American Century Investment Management, Inc.; Columbia Management Investment Advisers, LLC; Thompson, Siegel & Walmsley LLC
Investment Objective:	The fund seeks long-term capital appreciation.

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Waddell & Reed Investment Management Company; Oppenheimer Funds, Inc.
Investment Objective:	The Fund seeks capital growth.

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Aberdeen Asset Management, Inc.; Epoch Investment Partners, Inc.; J.P. Morgan Investment Management Inc.
Investment Objective:	The Fund seeks capital appreciation.

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Aberdeen Asset Management, Inc.; Morgan Stanley Investment Management; Neuberger Berman Management, Inc.; Putnam Investment Management, LLC; and Waddell & Reed Investment Management Company
Investment Objective:	The Fund seeks capital appreciation.

Neuberger Berman Advisers Management Trust - AMT International Portfolio: S Class
Investment Advisor:	Neuberger Berman Management LLC
Sub-advisor:	Neuberger Berman, LLC
Investment Objective:	Long-term growth of capital by investing primarily in common stocks of foreign companies.
Designation: STTF

Neuberger Berman Advisers Management Trust - AMT Mid-Cap Growth Portfolio: I Class
Investment Advisor:	Neuberger Berman Management LLC
Sub-advisor:	Neuberger Berman, LLC
Investment Objective:	Capital growth.

Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2012
Investment Advisor:	Neuberger Berman Management LLC
Sub-advisor:	Neuberger Berman Fixed Income LLC
Investment Objective:	Highest available current income consistent with liquidity and low risk to principal; total return is a secondary goal.

Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class
Investment Advisor:	Neuberger Berman Management LLC
Sub-advisor:	Neuberger Berman, LLC
Investment Objective:	Long-term capital growth.

Neuberger Berman Advisers Management Trust - Mid Cap Intrinsic Value Portfolio: Class S (formerly, Neuberger Berman Advisers Management Trust - AMT Regency Portfolio: S Class)
Investment Advisor:	Neuberger Berman Management LLC
Sub-advisor:	Neuberger Berman, LLC
Investment Objective:	Growth of capital.

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Non-Service Shares
Investment Advisor:	OppenheimerFunds, Inc.
Investment Objective:	Capital appreciation by investing in securities of well-known, established companies.

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 3
Investment Advisor:	OppenheimerFunds, Inc.
Investment Objective:
Long-term capital appreciation by investing a substantial portion of its assets in securities of foreign issuers, "growth-type" companies, cyclical industries and special situations that are considered to have appreciation  possibilities.

Designation: STTF

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Non-Service Shares
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2005
Investment Advisor:	OppenheimerFunds, Inc.
Investment Objective:
Long-term capital appreciation by investing a substantial portion of its assets in securities of foreign issuers, "growth-type" companies, cyclical industries and special situations that are considered to have appreciation possibilities.

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 3
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2009
Investment Advisor:	OppenheimerFunds, Inc.
Investment Objective:	High level of current income.
Designation: STTF

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Non-Service Shares
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2007
Investment Advisor:	OppenheimerFunds, Inc.
Investment Objective:	High level of current income.

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares
Investment Advisor:	OppenheimerFunds, Inc.
Investment Objective:	High total return which includes growth in the value of its shares as well as current income from equity and debt securities.

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small- & Mid-Cap Fund®/VA: Non-Service Shares
Investment Advisor:	OppenheimerFunds, Inc.
Investment Objective:	Capital appreciation.

PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class
Investment Advisor:	Pacific Investment Management Company LLC
Sub-advisor:	Research Affiliates
Investment Objective:	The fund seeks maximum real return, consistent with preservation of real capital and prudent investment management.
Designation: FF

PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class
Investment Advisor:	Pacific Investment Management Company LLC
Investment Objective:
Seeks maximum total return consistent with preservation of capital and prudent investment management. The Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in Fixed Income Instruments that are economically tied to foreign (non-U.S.) countries, representing at least three foreign countries, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements.

PIMCO Variable Insurance Trust - High Yield Portfolio: Administrative Class
Investment Advisor:	Pacific Investment Management Company LLC
Investment Objective:
Seeks maximum total return consistent with preservation of capital and prudent investment management. The portfolio seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in a diversified portfolio of high yield securities ("junk bonds"), which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements, rated below investment grade but rated at least Caa by Moody's, or equivalently rated by S&P of Fitch, or, if unrated, determined by PIMCO to be of atcomparable quality.

PIMCO Variable Insurance Trust - Low Duration Portfolio: Administrative Class
Investment Advisor:	Pacific Investment Management Company LLC
Investment Objective:
Seeks maximum total return, consistent with preservation of capital and prudent investment management. The Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 65% of its assets in a diversified portfolio of Fixed Income Instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements.

PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class
Investment Advisor:	Pacific Investment Management Company LLC
Investment Objective:
Seeks maximum total return consistent with preservation of capital and prudent investment management. The Portfolio seeks to achieve its investment objectives by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of Fixed Income Instruments of varying maturities, which may be represented by forwards or derivatives such as option, futures contracts or swap agreements.

Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2005
Investment Advisor:	Putnam Investment Management, LLC
Sub-advisor:	Putnam Investments Limited
Investment Objective:	Capital growth and current income.

Putnam Variable Trust - Putnam VT International Equity Fund: Class IB
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2004
Investment Advisor:	Putnam Investment Management, LLC
Sub-advisor:	Putnam Investments Limited and Putnam Advisory Company, LLC
Investment Objective:	Capital appreciation.

Putnam Variable Trust - Putnam VT Small Cap Value Fund: Class IB
Investment Advisor:	Putnam Investment Management, LLC
Sub-advisor:	Putnam Investments Limited
Investment Objective:	Capital appreciation.

Putnam Variable Trust - Putnam VT Voyager Fund: Class IB
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2005
Investment Advisor:	Putnam Investment Management, LLC
Sub-advisor:	Putnam Investments Limited
Investment Objective:	Capital appreciation.

T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio: II
Investment Advisor:	T. Rowe Price Investment Services
Investment Objective:	Long-term capital growth and, secondarily, income.

T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: II
Investment Advisor:	T. Rowe Price Investment Services
Investment Objective:	Substantial dividend income as well as long-term growth of capital through investments in the common stocks of established companies.

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class I
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2005
Investment Advisor:	Morgan Stanley Investment Management Inc.
Investment Objective:	High total return by investing primarily in fixed income securities of government and government-related issuers and, to a lesser extent, of corporate issuers in emerging market countries.

The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio: Class I
Investment Advisor:	Morgan Stanley Investment Management Inc.
Investment Objective:	Above average current income and long-term capital appreciation by investing primarily in equity securities of companies in the U.S. real estate industry, including real estate investment trusts.

Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund: Class 2
Investment Advisor:	Wells Fargo Funds Management, LLC
Sub-advisor:	Wells Capital Management Inc.
Investment Objective:	Long-term capital appreciation.

Appendix B:  Condensed Financial Information

The following tables reflect Accumulation Unit values for the units of the Sub-Accounts.  As used in this appendix, the term "Period" is defined as a complete calendar year, unless otherwise noted.  Those Periods with an asterisk (*) reflect Accumulation Unit information for a partial year only.

The following funds were added to the Variable Account effective May 1, 2012 ; therefore, no Condensed Financial Information is available:

AllianceBernstein Variable Products Series
•	AllianceBernstein VPS Dynamic Asset Allocation Portfolio - Class B
Goldman Sachs   Variable Insurance Trust
•	Goldman Sachs Global Markets Navigator Fund - Service Shares
Invesco
•	I nvesco V.I. Mid Cap Core EquityFund - Series II
•	Invesco Van Kampen V.I. Mid Cap Growth Fund: Series I
Ivy Funds Variable Insurance Portfolios, Inc.
•	Ivy Funds VIP - High Income
•	Ivy Funds VIP Mid Cap Growth
MFS® Variable Insurance Trust
•	MFS® VIT New Discovery Series - Service Class
PIMCO Variable Insurance Trust
•	PIMCO VIT All Asset Portfolio - Advisor Class

No Additional Contract Options Elected - 0.35%
Variable account charges of the daily net assets of the variable account - 0.35%
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class A - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.357517	16.270609	5.95%	0
2010	13.627302	15.357517	12.70%	0
2009	11.318250	13.627302	20.40%	0
2008	19.122593	11.318250	-40.81%	0
2007	18.255726	19.122593	4.75%	0
2006	15.619602	18.255726	16.88%	0
2005	14.946913	15.619602	4.50%	0
2004	13.456958	14.946913	11.07%	0
2003	10.191620	13.456958	32.04%	0
2002*	10.000000	10.191620	1.92%	0
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein International Value Portfolio: Class A - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	20.146327	16.211038	-19.53%	0
2010	19.329351	20.146327	4.23%	0
2009	14.402406	19.329351	34.21%	0
2008	30.872066	14.402406	-53.35%	0
2007	29.271433	30.872066	5.47%	1,541
2006	21.688871	29.271433	34.96%	1,553
2005	18.636577	21.688871	16.38%	1,672
2004	14.938281	18.636577	24.76%	1,672
2003	10.384109	14.938281	43.86%	3,409
2002*	10.000000	10.384109	3.84%	0
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Real Estate Investment Portfolio: Class A - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	25.897050	28.138004	8.65%	2,359
2010	20.569468	25.897050	25.90%	29,898
2009	15.944539	20.569468	29.01%	0
2008	24.877825	15.944539	-35.91%	0
2007	29.209701	24.877825	-14.83%	0
2006	21.676240	29.209701	34.75%	0
2005	19.479055	21.676240	11.28%	912
2004	14.412582	19.479055	35.15%	797
2003	10.382958	14.412582	38.81%	0
2002*	10.000000	10.382958	3.83%	0

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class A - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	25.327032	23.120974	-8.71%	39
2010	20.027092	25.327032	26.46%	39
2009	14.068225	20.027092	42.36%	39
2008	21.913712	14.068225	-35.80%	39
2007	21.622558	21.913712	1.35%	39
2006	18.963707	21.622558	14.02%	0
2005	17.799540	18.963707	6.54%	1,986
2004	14.972062	17.799540	18.89%	1,724
2003	10.636000	14.972062	40.77%	0
2002*	10.000000	10.636000	6.36%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.995184	15.584255	11.35%	12,496
2010	13.360407	13.995184	4.75%	16,777
2009	12.164728	13.360407	9.83%	262,461
2008	12.404520	12.164728	-1.93%	29,982
2007	11.368938	12.404520	9.11%	124,974
2006	11.230497	11.368938	1.23%	149,439
2005	11.096432	11.230497	1.21%	134,683
2004	10.523889	11.096432	5.44%	65,282
2003*	10.000000	10.523889	5.24%	12,899
2002*	10.000000	10.000000	0.00%	0
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.546120	15.973917	2.75%	0
2010	13.667269	15.546120	13.75%	0
2009	11.613573	13.667269	17.68%	0
2008	17.816439	11.613573	-34.82%	0
2007	17.891378	17.816439	-0.42%	0
2006	15.333914	17.891378	16.68%	0
2005	14.706594	15.333914	4.27%	0
2004	13.061261	14.706594	12.60%	0
2003	10.132849	13.061261	28.90%	0
2002*	10.000000	10.132849	1.33%	0
American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	19.290907	16.908690	-12.35%	0
2010	17.087337	19.290907	12.90%	0
2009	12.819045	17.087337	33.30%	0
American Century Variable Portfolios, Inc. - American Century VP International Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.583211	7.523279	-12.35%	8,267
2010	7.602759	8.583211	12.90%	10,727
2009	5.703642	7.602759	33.30%	26,769
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.292941	15.133845	-1.04%	117,052
2010	12.868932	15.292941	18.84%	75,376
2009	9.938177	12.868932	29.49%	39,716
2008	13.182754	9.938177	-24.61%	43,172
2007	13.541474	13.182754	-2.65%	818
2006	11.295924	13.541474	19.88%	0
2005*	10.000000	11.295924	12.96%	0

American Century Variable Portfolios, Inc. - American Century VP Ultra Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.352029	14.454386	0.71%	0
2010	12.406866	14.352029	15.68%	0
2009	9.258246	12.406866	34.01%	0
2008	15.876391	9.258246	-41.69%	0
2007	13.165577	15.876391	20.59%	0
2006	13.659114	13.165577	-3.61%	0
2005	13.416427	13.659114	1.81%	2,644
2004	12.164894	13.416427	10.29%	2,286
2003	9.774024	12.164894	24.46%	0
2002*	10.000000	9.774024	-2.26%	0
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	17.405046	17.520229	0.66%	65,612
2010	15.399177	17.405046	13.03%	2,869
2009	12.892381	15.399177	19.44%	527
2008	17.668682	12.892381	-27.03%	1,409
2007	18.691477	17.668682	-5.47%	5,141
2006	15.808242	18.691477	18.24%	3,740
2005	15.103374	15.808242	4.67%	2,632
2004	13.256364	15.103374	13.93%	1,179
2003	10.315649	13.256364	28.51%	0
2002*	10.000000	10.315649	3.16%	0
American Century Variable Portfolios, Inc. - American Century VP Vista Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.346878	12.250218	-8.22%	363
2010	10.811669	13.346878	23.45%	363
2009	8.859039	10.811669	22.04%	363
2008	17.303814	8.859039	-48.80%	363
2007	12.423756	17.303814	39.28%	725
2006	11.437030	12.423756	8.63%	0
2005*	10.000000	11.437030	14.37%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.288670	12.760233	-3.98%	6,601
2010	12.149454	13.288670	9.38%	7,412
2009*	10.000000	12.149454	21.49%	0
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	22.019941	22.066536	0.21%	8,330
2010	17.561659	22.019941	25.39%	4,293
2009	14.095643	17.561659	24.59%	16,026
2008	20.474559	14.095643	-31.16%	200
2007	20.682234	20.474559	-1.00%	401
2006	18.140461	20.682234	14.01%	0
2005	16.976160	18.140461	6.86%	0
2004	13.976978	16.976160	21.46%	0
2003	10.180078	13.976978	37.30%	0
2002*	10.000000	10.180078	1.80%	0

Dreyfus Stock Index Fund, Inc.: Initial Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.998415	16.241862	1.52%	5,753
2010	13.980214	15.998415	14.44%	5,921
2009	11.104914	13.980214	25.89%	8,191
2008	17.728549	11.104914	-37.36%	8,191
2007	16.902871	17.728549	4.88%	12,552
2006	14.686065	16.902871	15.09%	5,123
2005	14.077103	14.686065	4.33%	1,280
2004	12.767988	14.077103	10.25%	1,286
2003	9.981671	12.767988	27.91%	0
2002*	10.000000	9.981671	-0.18%	0
Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.906961	17.279882	8.63%	22,536
2010	13.842552	15.906961	14.91%	11,642
2009	11.334293	13.842552	22.13%	34,078
2008	16.145195	11.334293	-29.80%	44,550
2007	15.123513	16.145195	6.76%	48,763
2006	13.029609	15.123513	16.07%	90,022
2005	12.526853	13.029609	4.01%	89,658
2004	11.967001	12.526853	4.68%	55,070
2003	9.910929	11.967001	20.75%	8,664
2002*	10.000000	9.910929	-0.89%	0
Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Initial Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.593294	12.528895	-14.15%	0
2010	11.166313	14.593294	30.69%	0
2009	8.890624	11.166313	25.60%	0
2008	14.296135	8.890624	-37.81%	0
2007	16.130527	14.296135	-11.37%	0
2006	15.598906	16.130527	3.41%	0
2005	14.795348	15.598906	5.43%	0
2004	13.335043	14.795348	10.95%	0
2003	10.161649	13.335043	31.23%	0
2002*	10.000000	10.161649	1.62%	0
Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.505694	14.783525	1.92%	869
2010	13.415731	14.505694	8.12%	725
2009	11.178566	13.415731	20.01%	0
2008	12.099625	11.178566	-7.61%	0
2007	11.522063	12.099625	5.01%	3,068
2006	11.101268	11.522063	3.79%	2,662
2005	10.997465	11.101268	0.94%	0
2004	10.650536	10.997465	3.26%	0
2003	10.213444	10.650536	4.28%	0
2002*	10.000000	10.213444	2.13%	0

Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	20.199705	19.598374	-2.98%	73,779
2010	17.309343	20.199705	16.70%	57,794
2009	12.803703	17.309343	35.19%	65,667
2008	22.389771	12.803703	-42.81%	33,187
2007	19.121129	22.389771	17.09%	4,491
2006	17.195277	19.121129	11.20%	3,357
2005	14.767576	17.195277	16.44%	0
2004	12.848559	14.767576	14.94%	0
2003	10.045506	12.848559	27.90%	0
2002*	10.000000	10.045506	0.46%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.973034	16.053968	0.51%	4,502
2010	13.927739	15.973034	14.69%	2,428
2009	10.748665	13.927739	29.58%	740
2008	18.825868	10.748665	-42.90%	1,799
2007	18.628259	18.825868	1.06%	2,333
2006	15.567604	18.628259	19.66%	1,347
2005	14.771634	15.567604	5.39%	1,404
2004	13.308674	14.771634	10.99%	1,584
2003	10.256045	13.308674	29.76%	0
2002*	10.000000	10.256045	2.56%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.666958	15.634269	-0.21%	4,882
2010	12.673275	15.666958	23.62%	2,134
2009	9.924303	12.673275	27.70%	0
2008	18.874073	9.924303	-47.42%	0
2007	14.929225	18.874073	26.42%	0
2006	14.036569	14.929225	6.36%	504
2005	13.329570	14.036569	5.30%	89
2004	12.953631	13.329570	2.90%	54,078
2003	9.789856	12.953631	32.32%	7,800
2002*	10.000000	9.789856	-2.10%	0
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.515397	15.507381	6.83%	44,613
2010	13.527574	14.515397	7.30%	29,138
2009	11.735713	13.527574	15.27%	17,108
2008	12.184536	11.735713	-3.68%	5,139
2007	11.733433	12.184536	3.84%	5,656
2006	11.289113	11.733433	3.94%	3,500
2005	11.097806	11.289113	1.72%	3,566
2004	10.675714	11.097806	3.95%	3,785
2003	10.196943	10.675714	4.70%	0
2002*	10.000000	10.196943	1.97%	0
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	16.856562	14.997567	-11.03%	8,261
2010	13.143289	16.856562	28.25%	20,324
2009	9.420041	13.143289	39.52%	4,257
2008	15.627146	9.420041	-39.72%	4,135
2007	13.579313	15.627146	15.08%	9,428
2006	12.103073	13.579313	12.20%	4,657
2005*	10.000000	12.103073	21.03%	0

Fidelity Variable Insurance Products Fund - VIP Money Market Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.541353	11.502214	-0.34%	370,491
2010	11.573450	11.541353	-0.28%	205,881
2009	11.559269	11.573450	0.12%	34,415
2008	11.287040	11.559269	2.41%	149,127
2007	10.795772	11.287040	4.55%	28,138
2006	10.354209	10.795772	4.26%	34,916
2005	10.109050	10.354209	2.43%	56,384
2004	10.049058	10.109050	0.60%	47,596
2003	10.009618	10.049058	0.39%	8,522
2002*	10.000000	10.009618	0.10%	0
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	21.045299	17.358898	-17.52%	0
2010	18.690901	21.045299	12.60%	0
2009	14.834518	18.690901	26.00%	0
2008	26.519285	14.834518	-44.06%	0
2007	22.705988	26.519285	16.79%	0
2006	19.318457	22.705988	17.54%	417
2005	16.294795	19.318457	18.56%	0
2004	14.408642	16.294795	13.09%	47,129
2003	10.096919	14.408642	42.70%	8,350
2002*	10.000000	10.096919	0.97%	0
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class R - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.592829	11.201769	-17.59%	10,306
2010	12.070305	13.592829	12.61%	13,583
2009	9.575941	12.070305	26.05%	23,858
2008	17.122614	9.575941	-44.07%	36,170
2007	14.658182	17.122614	16.81%	52,246
2006	12.471014	14.658182	17.54%	67,832
2005*	10.000000	12.471014	24.71%	82,536
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	22.995056	22.053141	-4.10%	3,492
2010	17.996777	22.995056	27.77%	2,192
2009	13.982963	17.996777	28.71%	8,759
2008	20.948569	13.982963	-33.25%	2,767
2007	21.534984	20.948569	-2.72%	1,945
2006	18.473438	21.534984	16.57%	1,574
2005	17.044008	18.473438	8.39%	1,602
2004	13.821748	17.044008	23.31%	1,698
2003	10.497897	13.821748	31.66%	0
2002*	10.000000	10.497897	4.98%	0
Franklin Templeton Variable Insurance Products Trust - Franklin U.S. Government Fund: Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.743206	14.473125	5.31%	0
2010	13.099398	13.743206	4.91%	1,692
2009	12.750803	13.099398	2.73%	0
2008	11.893050	12.750803	7.21%	0
2007	11.195349	11.893050	6.23%	0
2006	10.800733	11.195349	3.65%	0
2005	10.584161	10.800733	2.05%	0
2004	10.264605	10.584161	3.11%	0
2003	10.077571	10.264605	1.86%	0
2002*	10.000000	10.077571	0.78%	0

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	38.394687	32.193852	-16.15%	0
2010	32.767266	38.394687	17.17%	0
2009	19.052186	32.767266	71.99%	0
2008	40.425554	19.052186	-52.87%	247
2007	31.500763	40.425554	28.33%	250
2006	24.678985	31.500763	27.64%	359
2005	19.435011	24.678985	26.98%	270
2004	15.638739	19.435011	24.27%	10,239
2003	10.257853	15.638739	52.46%	1,509
2002*	10.000000	10.257853	2.58%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	19.879562	16.668394	-16.15%	4,210
2010	16.976355	19.879562	17.10%	87,128
2009	9.868307	16.976355	72.03%	111,619
2008	20.923899	9.868307	-52.84%	21,506
2007	16.315658	20.923899	28.24%	20,484
2006	12.774595	16.315658	27.72%	28,610
2005*	10.000000	12.774595	2775.00%	34,309
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	21.040591	18.737421	-10.95%	1,201
2010	19.477154	21.040591	8.03%	1,201
2009	14.262434	19.477154	36.56%	1,201
2008	24.005457	14.262434	-40.59%	1,201
2007	20.865093	24.005457	15.05%	1,201
2006	17.240869	20.865093	21.02%	1,632
2005	15.704345	17.240869	9.78%	1,201
2004	13.295964	15.704345	18.11%	42,230
2003	10.091812	13.295964	31.75%	0
2002*	10.000000	10.091812	0.92%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.757252	12.245280	-10.99%	8,830
2010	12.734998	13.757252	8.03%	9,047
2009	9.314862	12.734998	36.72%	15,653
2008	15.681804	9.314862	-40.60%	24,052
2007	13.631624	15.681804	15.04%	30,977
2006	11.262357	13.631624	21.04%	40,600
2005*	10.000000	11.262357	12.62%	75,149
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	17.498528	17.292687	-1.18%	13,526
2010	15.352454	17.498528	13.98%	73,636
2009	12.980774	15.352454	18.27%	105,741
2008	12.265122	12.980774	5.83%	1,034
2007	11.085441	12.265122	10.64%	1,656
2006	9.858218	11.085441	12.45%	0
2005*	10.000000	9.858218	-1.42%	0

Franklin Templeton Variable Insurance Products Trust - Templeton Growth Securities Fund: Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	16.556566	15.347970	-7.30%	0
2010	15.470821	16.556566	7.02%	0
2009	11.841949	15.470821	30.64%	0
2008	20.603671	11.841949	-42.53%	782
2007	20.202235	20.603671	1.99%	794
2006	16.643400	20.202235	21.38%	821
2005	15.341901	16.643400	8.48%	855
2004	13.269236	15.341901	15.62%	965
2003	10.077419	13.269236	31.67%	0
2002*	10.000000	10.077419	0.77%	0
Invesco - Invesco V.I. Small Cap Equity Fund: Series I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.550722	10.437531	-1.07%	942
2010	8.237038	10.550722	28.09%	0
2009	6.815138	8.237038	20.86%	0
2008	9.956517	6.815138	-31.55%	0
2007*	10.000000	9.956517	-0.43%	0
Invesco - Invesco Van Kampen V.I. Comstock Fund: Series I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.448106	11.198104	-2.18%	0
2010	9.905680	11.448106	15.57%	0
2009	7.718840	9.905680	28.33%	0
2008	12.040977	7.718840	-35.90%	0
2007	12.335520	12.040977	-2.39%	0
2006	10.645542	12.335520	15.87%	0
2005*	10.000000	10.645542	6.46%	0
Invesco - Invesco Van Kampen V.I. Growth and Income Fund: Series I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	18.234702	17.805967	-2.35%	68,294
2010	16.263797	18.234702	12.12%	10,055
2009	13.123225	16.263797	23.93%	25,580
2008	19.376671	13.123225	-32.27%	25,972
2007	18.915495	19.376671	2.44%	60,400
2006	16.330519	18.915495	15.83%	56,281
2005	14.899767	16.330519	9.60%	55,880
2004	13.072520	14.899767	13.98%	36,550
2003	10.246417	13.072520	27.58%	4,830
2002*	10.000000	10.246417	2.46%	0
Invesco - Invesco Van Kampen V.I. Value Opportunities Fund: Series I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.781254	13.314300	-3.39%	0
2010	12.882616	13.781254	6.98%	0
2009	8.734903	12.882616	47.48%	0
2008	18.173665	8.734903	-51.94%	0
2007	17.960539	18.173665	1.19%	0
2006	15.921189	17.960539	12.81%	0
2005	15.110197	15.921189	5.37%	0
2004	13.652060	15.110197	10.68%	0
2003	10.252469	13.652060	33.16%	0
2002*	10.000000	10.252469	2.52%	0

Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.927791	11.954357	-7.53%	9,237
2010	11.937606	12.927791	8.29%	120,072
2009*	10.000000	11.937606	19.38%	137,565
Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	17.802606	17.980764	1.00%	7,824
2010	16.523515	17.802606	7.74%	5,980
2009	13.203774	16.523515	25.14%	0
2008	15.785224	13.203774	-16.35%	0
2007	14.363360	15.785224	9.90%	0
2006	13.054117	14.363360	10.03%	0
2005	12.167724	13.054117	7.28%	0
2004	11.275378	12.167724	7.91%	442
2003	9.949695	11.275378	13.32%	0
2002*	10.000000	9.949695	-0.50%	0
Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	19.267340	17.867260	-7.27%	2,221
2010	18.158485	19.267340	6.11%	3,380
2009	12.479712	18.158485	45.50%	8,516
2008	22.487757	12.479712	-44.50%	7,619
2007	16.516432	22.487757	36.15%	49,984
2006	15.189544	16.516432	8.74%	81,727
2005	13.542353	15.189544	12.16%	75,739
2004	11.520024	13.542353	17.55%	0
2003	9.615030	11.520024	19.81%	0
2002*	10.000000	9.615030	-3.85%	0
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	41.328936	27.866445	-32.57%	0
2010	33.174803	41.328936	24.58%	0
2009	18.591072	33.174803	78.44%	0
Legg Mason Partners Variable Equity Trust - Legg Mason ClearBridge Variable Small Cap Growth Portfolio: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.710061	10.820667	1.03%	0
2010	8.585593	10.710061	24.74%	0
2009	6.034521	8.585593	42.27%	5,503
2008	10.213539	6.034521	-40.92%	5,315
Lord Abbett Series Fund, Inc. - Growth and Income Portfolio: Class VC - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	16.221375	15.181856	-6.41%	0
2010	13.864263	16.221375	17.00%	0
2009	11.701529	13.864263	18.48%	0
2008	18.469350	11.701529	-36.64%	1,383
2007	17.918557	18.469350	3.07%	5,447
2006	15.332877	17.918557	16.86%	4,995
2005	14.902745	15.332877	2.89%	5,091
2004	13.275404	14.902745	12.26%	4,797
2003	10.168518	13.275404	30.55%	0
2002*	10.000000	10.168518	1.69%	0

Lord Abbett Series Fund, Inc. - Mid-Cap Stock Portfolio : Class VC - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	18.545038	17.738891	-4.35%	0
2010	14.837050	18.545038	24.99%	0
2009	11.759398	14.837050	26.17%	1,645
2008	19.458908	11.759398	-39.57%	1,645
2007	19.414895	19.458908	0.23%	22,764
2006	17.359667	19.414895	11.84%	28,973
2005	16.097066	17.359667	7.84%	27,011
2004	13.022653	16.097066	23.61%	16,158
2003	10.475239	13.022653	24.32%	2,201
2002*	10.000000	10.475239	4.75%	0
MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.305301	15.308262	0.02%	0
2010	13.694935	15.305301	11.76%	0
2009	9.880307	13.694935	38.61%	0
2008	15.733021	9.880307	-37.20%	0
2007	14.220785	15.733021	10.63%	0
2006	13.299160	14.220785	6.93%	0
2005	12.804559	13.299160	3.86%	0
2004	11.790186	12.804559	8.60%	0
2003	9.650239	11.790186	22.18%	0
2002*	10.000000	9.650239	-3.50%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	17.886810	17.741209	-0.81%	16,175
2010	16.139401	17.886810	10.83%	21,392
2009	13.226565	16.139401	22.02%	51,551
2008	19.734559	13.226565	-32.98%	61,327
2007	18.406549	19.734559	7.21%	72,455
2006	15.327978	18.406549	20.08%	32,959
2005	14.447412	15.327978	6.09%	28,263
2004	12.626317	14.447412	14.42%	18,365
2003	10.160409	12.626317	24.27%	2,567
2002*	10.000000	10.160409	1.60%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	8.586157	-14.14%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.338141	-6.62%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.009570	-9.90%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.823640	-1.76%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.167987	-8.32%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	8.835988	-11.64%	0

Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.511505	-4.88%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	8.793377	-12.07%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.555928	-4.44%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.230065	-7.70%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.983577	-0.16%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.388889	-6.11%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.046323	-9.54%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.729800	-2.70%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class VI - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	8.276402	-17.24%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class VI - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	7.645016	-23.55%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	8.834382	-11.66%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	8.666427	-13.34%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	8.791737	-12.08%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	8.930557	-10.69%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	8.485902	-15.14%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	8.761422	-12.39%	0

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	8.684160	-13.16%	0
Neuberger Berman Advisers Management Trust - AMT International Portfolio: S Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.903174	11.272494	-12.64%	7,208
2010	10.612244	12.903174	21.59%	9,418
2009	7.917187	10.612244	34.04%	28,093
2008	14.832994	7.917187	-46.62%	40,001
2007	14.421955	14.832994	2.85%	59,403
2006	11.723008	14.421955	23.02%	57,411
2005*	10.000000	11.723008	17.23%	22,110
Neuberger Berman Advisers Management Trust - AMT Mid Cap Intrinsic Value: S Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.009121	12.094880	-7.03%	0
2010	10.361899	13.009121	25.55%	0
2009	7.114505	10.361899	45.64%	0
2008	13.208351	7.114505	-46.14%	0
2007	12.862193	13.208351	2.69%	0
2006	11.634929	12.862193	10.55%	0
2005*	10.000000	11.634929	16.35%	0
Neuberger Berman Advisers Management Trust - AMT Mid-Cap Growth Portfolio: I Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	21.825847	21.852733	0.12%	13,017
2010	16.965967	21.825847	28.64%	6,972
2009	12.937501	16.965967	31.14%	9,419
2008	22.925536	12.937501	-43.57%	12,809
Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.570619	11.563542	-0.06%	19,128
2010	11.028410	11.570619	4.92%	16,979
2009	9.765714	11.028410	12.93%	0
2008	11.320169	9.765714	-13.73%	0
2007	10.842798	11.320169	4.40%	0
2006	10.442033	10.842798	3.84%	0
2005	10.329527	10.442033	1.09%	0
2004	10.285675	10.329527	0.43%	0
2003	10.077504	10.285675	2.07%	0
2002*	10.000000	10.077504	0.78%	0
Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.579832	13.388906	-1.41%	1,508
2010	11.393265	13.579832	19.19%	1,617
2009	9.313949	11.393265	22.32%	6,545
2008	15.442240	9.313949	-39.69%	0
2007	15.417355	15.442240	0.16%	26,029
2006	14.699297	15.417355	4.88%	28,112
2005	14.335474	14.699297	2.54%	25,055
2004	12.858650	14.335474	11.49%	16,432
2003	10.317820	12.858650	24.63%	2,078
2002*	10.000000	10.317820	3.18%	0

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Non-Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.909029	14.686209	-1.49%	0
2010	13.673740	14.909029	9.03%	0
2009	9.494860	13.673740	44.01%	0
2008	17.488756	9.494860	-45.71%	0
2007	15.375071	17.488756	13.75%	72,581
2006	14.292874	15.375071	7.57%	99,772
2005	13.647140	14.292874	4.73%	94,533
2004	12.806776	13.647140	6.56%	62,054
2003	9.814720	12.806776	30.49%	9,437
2002*	10.000000	9.814720	-1.85%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 3 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.335870	13.104621	-8.59%	0
2010	12.404666	14.335870	15.57%	0
2009	8.910872	12.404666	39.21%	0
2008	14.951963	8.910872	-40.40%	0
2007	14.110485	14.951963	5.96%	4,115
2006	12.031707	14.110485	17.28%	3,486
2005*	10.000000	12.031707	20.32%	212
Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Non-Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	22.929164	20.954936	-8.61%	0
2010	19.841971	22.929164	15.56%	0
2009	14.245815	19.841971	39.28%	0
2008	23.901432	14.245815	-40.40%	0
2007	22.560220	23.901432	5.95%	0
2006	19.236049	22.560220	17.28%	0
2005	16.887278	19.236049	13.91%	1,241
2004	14.221331	16.887278	18.75%	1,241
2003	9.978474	14.221331	42.52%	0
2002*	10.000000	9.978474	-0.22%	0
Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 3 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	2.926586	2.861545	-2.22%	0
2010	2.560820	2.926586	14.28%	0
2009	2.027445	2.560820	26.31%	0
2008	9.638386	2.027445	-78.96%	0
2007*	10.000000	9.638386	-3.62%	494
Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Non-Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	4.667050	4.542048	-2.68%	0
2010	4.079181	4.667050	14.41%	0
2009	3.266526	4.079181	24.88%	0
2008	15.369385	3.266526	-78.75%	1,634
2007	15.439341	15.369385	-0.45%	3,687
2006	14.159209	15.439341	9.04%	3,758
2005	13.887509	14.159209	1.96%	1,787
2004	12.789508	13.887509	8.59%	2,016
2003	10.353853	12.789508	23.52%	0
2002*	10.000000	10.353853	3.54%	0

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.726676	15.669487	-0.36%	0
2010	13.592494	15.726676	15.70%	0
2009	10.632698	13.592494	27.84%	0
2008	17.341155	10.632698	-38.69%	0
2007	16.665135	17.341155	4.06%	0
2006	14.539037	16.665135	14.62%	275
2005	13.767245	14.539037	5.61%	69
2004	12.621697	13.767245	9.08%	0
2003	9.995389	12.621697	26.28%	0
2002*	10.000000	9.995389	-0.05%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small- & Mid-Cap Fund®/VA: Non-Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	21.976742	21.415508	-2.55%	480
2010	17.871029	21.976742	22.97%	705
2009	13.071653	17.871029	36.72%	1,022
2008	21.099160	13.071653	-38.05%	43,666
2007	21.432909	21.099160	-1.56%	49,188
2006	18.702976	21.432909	14.60%	48,203
2005	17.074634	18.702976	9.54%	46,903
2004	14.348203	17.074634	19.00%	31,171
2003	9.973964	14.348203	43.86%	4,903
2002*	10.000000	9.973964	-0.26%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.924215	12.882658	8.04%	2,085
2010	10.940706	11.924215	8.99%	5,900
2009*	10.000000	10.940706	9.41%	2,085
PIMCO Variable Insurance Trust - High Yield Portfolio: Administrative Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	20.355708	20.961609	2.98%	117,582
2010	17.840418	20.355708	14.10%	121,878
2009	12.769516	17.840418	39.71%	18,314
2008	16.756335	12.769516	-23.79%	23,532
2007	16.243890	16.756335	3.15%	38,153
2006	14.944805	16.243890	8.69%	48,038
2005	14.404758	14.944805	3.75%	46,230
2004	13.197995	14.404758	9.14%	26,527
2003	10.781107	13.197995	22.42%	3,171
2002*	10.000000	10.781107	7.81%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Administrative Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.721702	13.825367	0.76%	132,404
2010	13.078003	13.721702	4.92%	245,162
2009	11.581528	13.078003	12.92%	314,045
2008	11.674863	11.581528	-0.80%	91,933
2007	10.911417	11.674863	7.00%	93,644
2006	10.532365	10.911417	3.60%	108,802
2005	10.464242	10.532365	0.65%	100,295
2004	10.311320	10.464242	1.48%	94,928
2003	10.110463	10.311320	1.99%	0
2002*	10.000000	10.110463	1.10%	0

PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	16.447385	16.980786	3.24%	140,525
2010	15.266522	16.447385	7.73%	150,977
2009	13.435376	15.266522	13.63%	186,609
2008	12.871335	13.435376	4.38%	160,356
2007	11.878272	12.871335	8.36%	203,705
2006	11.478336	11.878272	3.48%	202,208
2005	11.245698	11.478336	2.07%	166,779
2004	10.759934	11.245698	4.51%	51,409
2003	10.279374	10.759934	4.67%	12,595
2002*	10.000000	10.279374	2.79%	0
Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.019505	13.322151	-4.97%	0
2010	12.300257	14.019505	13.98%	0
2009	9.508713	12.300257	29.36%	0
2008	15.565389	9.508713	-38.91%	0
2007	16.624218	15.565389	-6.37%	0
2006	14.392511	16.624218	15.51%	0
2005	13.725356	14.392511	4.86%	0
2004	12.396175	13.725356	10.72%	0
2003*	10.000000	12.396175	23.96%	0
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	17.278821	14.302793	-17.22%	0
2010	15.759527	17.278821	9.64%	0
2009	12.689037	15.759527	24.20%	0
Putnam Variable Trust - Putnam VT Small Cap Value Fund: Class IB - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	19.378108	18.397786	-5.06%	202
2010	15.435496	19.378108	25.54%	202
2009	11.776310	15.435496	31.07%	202
2008	19.488585	11.776310	-39.57%	202
2007	22.407390	19.488585	-13.03%	404
2006	19.170415	22.407390	16.89%	0
2005	17.973772	19.170415	6.66%	0
2004	14.290678	17.973772	25.77%	0
2003*	10.000000	14.290678	42.91%	0
Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	17.767510	14.545337	-18.14%	0
2010	14.760121	17.767510	20.38%	0
2009	9.037439	14.760121	63.32%	0
2008	14.402776	9.037439	-37.25%	0
2007	13.697479	14.402776	5.15%	0
2006	13.036823	13.697479	5.07%	0
2005	12.377871	13.036823	5.32%	0
2004	11.826178	12.377871	4.67%	0
2003*	10.000000	11.826178	18.26%	0

T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio: II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.867988	12.997596	1.01%	23,883
2010	11.132023	12.867988	15.59%	10,000
2009	7.878567	11.132023	41.30%	48,984
2008	13.786023	7.878567	-42.85%	99,640
2007	12.298708	13.786023	12.09%	23,136
2006	11.288696	12.298708	8.95%	0
2005*	10.000000	11.288696	12.89%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.675897	11.516514	-1.37%	2,849
2010	10.211535	11.675897	14.34%	776
2009	8.181457	10.211535	24.81%	776
2008	12.881805	8.181457	-36.49%	776
2007	12.547144	12.881805	2.67%	7,451
2006	10.612189	12.547144	18.23%	5,209
2005*	10.000000	10.612189	6.12%	0
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	23.117377	24.656801	6.66%	0
2010	21.138670	23.117377	9.36%	0
2009	16.291438	21.138670	29.75%	0
The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	26.202995	27.657125	5.55%	2,380
2010	20.232977	26.202995	29.51%	2,403
2009	15.818694	20.232977	27.91%	15,971
2008	25.560060	15.818694	-38.11%	22,857
2007	30.930381	25.560060	-17.36%	30,254
2006	22.484486	30.930381	37.56%	25,690
2005	19.276319	22.484486	16.64%	29,784
2004	14.182349	19.276319	35.92%	21,244
2003	10.349787	14.182349	37.03%	3,766
2002*	10.000000	10.349787	3.50%	0
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund: Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.267994	11.663223	-4.93%	3,916
2010	9.711183	12.267994	26.33%	1,595
2009	6.384314	9.711183	52.11%	0
2008*	10.000000	6.384314	-36.16%	0

Maximum Additional Contract Options Elected - 0.55%
Variable account charges of the daily net assets of the variable account - 0.55%
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class A - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.108666	15.974910	5.73%	0
2010	13.433434	15.108666	12.47%	0
2009	11.179664	13.433434	20.16%	0
2008	18.926544	11.179664	-40.93%	0
2007	18.105107	18.926544	4.54%	0
2006	15.521779	18.105107	16.64%	0
2005	14.883081	15.521779	4.29%	0
2004	13.426429	14.883081	10.85%	0
2003	10.188930	13.426429	31.77%	0
2002*	10.000000	10.188930	1.89%	0
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein International Value Portfolio: Class A - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	19.819925	15.916380	-19.70%	0
2010	19.054388	19.819925	4.02%	0
2009	14.226091	19.054388	33.94%	0
2008	30.555710	14.226091	-53.44%	0
2007	29.030074	30.555710	5.26%	0
2006	21.553132	29.030074	34.69%	0
2005	18.557056	21.553132	16.15%	0
2004	14.904425	18.557056	24.51%	0
2003	10.381369	14.904425	43.57%	1,884
2002*	10.000000	10.381369	3.81%	722
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Real Estate Investment Portfolio: Class A - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	25.477355	27.626581	8.44%	0
2010	20.276739	25.477355	25.65%	0
2009	15.749277	20.276739	28.75%	0
2008	24.622836	15.749277	-36.04%	0
2007	28.968806	24.622836	-15.00%	0
2006	21.540537	28.968806	34.49%	0
2005	19.395907	21.540537	11.06%	0
2004	14.379904	19.395907	34.88%	0
2003	10.380218	14.379904	38.53%	0
2002*	10.000000	10.380218	3.80%	0
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class A - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	24.916696	22.700781	-8.89%	0
2010	19.742197	24.916696	26.21%	0
2009	13.895992	19.742197	42.07%	0
2008	21.689078	13.895992	-35.93%	0
2007	21.444194	21.689078	1.14%	0
2006	18.844982	21.444194	13.79%	0
2005	17.723566	18.844982	6.33%	0
2004	14.938131	17.723566	18.65%	0
2003	10.633197	14.938131	40.49%	0
2002*	10.000000	10.633197	6.33%	0

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.772063	15.305125	11.13%	16,732
2010	13.173834	13.772063	4.54%	4,836
2009	12.018975	13.173834	9.61%	14,168
2008	12.280542	12.018975	-2.13%	14,721
2007	11.278068	12.280542	8.89%	47,048
2006	11.163077	11.278068	1.03%	44,135
2005	11.051937	11.163077	1.01%	71,207
2004	10.502769	11.051937	5.23%	25,308
2003*	10.000000	10.502769	5.03%	7,800
2002*	10.000000	10.000000	0.00%	1,750
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.294222	15.683608	2.55%	0
2010	13.472838	15.294222	13.52%	0
2009	11.471382	13.472838	17.45%	0
2008	17.633782	11.471382	-34.95%	0
2007	17.743774	17.633782	-0.62%	0
2006	15.237890	17.743774	16.45%	0
2005	14.643794	15.237890	4.06%	0
2004	13.031640	14.643794	12.37%	0
2003	10.130175	13.031640	28.64%	0
2002*	10.000000	10.130175	1.30%	0
American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	18.978427	16.601439	-12.52%	0
2010	16.844299	18.978427	12.67%	0
2009	12.662114	16.844299	33.03%	0
American Century Variable Portfolios, Inc. - American Century VP International Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.537315	7.468040	-12.52%	2,866
2010	7.577292	8.537315	12.67%	3,585
2009	5.695982	7.577292	33.03%	11,516
2008*	10.000000	5.695982	-43.04%	16,357
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.119849	14.932580	-1.24%	6,181
2010	12.748848	15.119849	18.60%	10,376
2009	9.865236	12.748848	29.23%	17,296
2008	13.112370	9.865236	-24.76%	16,381
2007	13.496410	13.112370	-2.85%	0
2006	11.280894	13.496410	19.64%	0
2005*	10.000000	11.280894	12.81%	0
American Century Variable Portfolios, Inc. - American Century VP Ultra Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.119512	14.191739	0.51%	0
2010	12.230379	14.119512	15.45%	0
2009	9.144893	12.230379	33.74%	0
2008	15.713626	9.144893	-41.80%	0
2007	13.056923	15.713626	20.35%	0
2006	13.573566	13.056923	-3.81%	0
2005	13.359127	13.573566	1.61%	0
2004	12.137291	13.359127	10.07%	0
2003	9.771441	12.137291	24.21%	0
2002*	10.000000	9.771441	-2.29%	0

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	17.123076	17.201858	0.46%	0
2010	15.180146	17.123076	12.80%	0
2009	12.734570	15.180146	19.20%	0
2008	17.487569	12.734570	-27.18%	0
2007	18.537296	17.487569	-5.66%	279
2006	15.709269	18.537296	18.00%	281
2005	15.038899	15.709269	4.46%	285
2004	13.226309	15.038899	13.70%	314
2003	10.312928	13.226309	28.25%	0
2002*	10.000000	10.312928	3.13%	0
American Century Variable Portfolios, Inc. - American Century VP Vista Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.195826	12.087309	-8.40%	0
2010	10.710768	13.195826	23.20%	0
2009	8.794007	10.710768	21.80%	0
2008	17.211443	8.794007	-48.91%	0
2007	12.382398	17.211443	39.00%	0
2006	11.421824	12.382398	8.41%	0
2005*	10.000000	11.421824	14.22%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.244249	12.692101	-4.17%	0
2010	12.133171	13.244249	9.16%	0
2009*	10.000000	12.133171	21.33%	0
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	21.663174	21.665526	0.01%	1,103
2010	17.311840	21.663174	25.14%	1,166
2009	13.923072	17.311840	24.34%	9,201
2008	20.264662	13.923072	-31.29%	0
2007	20.511614	20.264662	-1.20%	0
2006	18.026899	20.511614	13.78%	0
2005	16.903706	18.026899	6.64%	0
2004	13.945294	16.903706	21.21%	0
2003	10.177389	13.945294	37.02%	0
2002*	10.000000	10.177389	1.77%	0
Dreyfus Stock Index Fund, Inc.: Initial Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.739235	15.946739	1.32%	0
2010	13.781365	15.739235	14.21%	0
2009	10.968975	13.781365	25.64%	0
2008	17.546837	10.968975	-37.49%	0
2007	16.763442	17.546837	4.67%	0
2006	14.594127	16.763442	14.86%	0
2005	14.017014	14.594127	4.12%	0
2004	12.739030	14.017014	10.03%	0
2003	9.979035	12.739030	27.66%	0
2002*	10.000000	9.979035	-0.21%	0

Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.649239	16.965899	8.41%	1,902
2010	13.645632	15.649239	14.68%	2,464
2009	11.195525	13.645632	21.88%	13,910
2008	15.979650	11.195525	-29.94%	19,886
2007	14.998712	15.979650	6.54%	16,885
2006	12.947987	14.998712	15.84%	25,301
2005	12.473333	12.947987	3.81%	36,112
2004	11.939829	12.473333	4.47%	14,695
2003	9.908309	11.939829	20.50%	4,671
2002*	10.000000	9.908309	-0.92%	833
Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Initial Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.356802	12.301130	-14.32%	0
2010	11.007413	14.356802	30.43%	0
2009	8.781737	11.007413	25.34%	0
2008	14.149533	8.781737	-37.94%	0
2007	15.997430	14.149533	-11.55%	0
2006	15.501233	15.997430	3.20%	0
2005	14.732171	15.501233	5.22%	0
2004	13.304802	14.732171	10.73%	0
2003	10.158966	13.304802	30.97%	0
2002*	10.000000	10.158966	1.59%	0
Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.270667	14.514888	1.71%	0
2010	13.224902	14.270667	7.91%	0
2009	11.041700	13.224902	19.77%	0
2008	11.975531	11.041700	-7.80%	0
2007	11.426948	11.975531	4.80%	0
2006	11.031699	11.426948	3.58%	0
2005	10.950463	11.031699	0.74%	0
2004	10.626355	10.950463	3.05%	0
2003	10.210747	10.626355	4.07%	0
2002*	10.000000	10.210747	2.11%	0
Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	19.872460	19.242254	-3.17%	4,542
2010	17.063113	19.872460	16.46%	5,037
2009	12.646949	17.063113	34.92%	297
2008	22.160271	12.646949	-42.93%	297
2007	18.963386	22.160271	16.86%	297
2006	17.087619	18.963386	10.98%	0
2005	14.704520	17.087619	16.21%	0
2004	12.819408	14.704520	14.71%	0
2003	10.042851	12.819408	27.65%	0
2002*	10.000000	10.042851	0.43%	0

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.714187	15.762167	0.31%	315
2010	13.729564	15.714187	14.46%	315
2009	10.617037	13.729564	29.32%	315
2008	18.632847	10.617037	-43.02%	315
2007	18.474554	18.632847	0.86%	777
2006	15.470105	18.474554	19.42%	466
2005	14.708559	15.470105	5.18%	473
2004	13.278490	14.708559	10.77%	476
2003	10.253338	13.278490	29.50%	0
2002*	10.000000	10.253338	2.53%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.413099	15.350142	-0.41%	0
2010	12.492963	15.413099	23.37%	0
2009	9.802779	12.492963	27.44%	0
2008	18.680590	9.802779	-47.52%	0
2007	14.806036	18.680590	26.17%	0
2006	13.948674	14.806036	6.15%	0
2005	13.272652	13.948674	5.09%	995
2004	12.924251	13.272652	2.70%	13,910
2003	9.787269	12.924251	32.05%	4,285
2002*	10.000000	9.787269	-2.13%	0
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.280284	15.225670	6.62%	7,293
2010	13.335214	14.280284	7.09%	0
2009	11.592083	13.335214	15.04%	0
2008	12.059608	11.592083	-3.88%	0
2007	11.636606	12.059608	3.64%	451
2006	11.218405	11.636606	3.73%	454
2005	11.050408	11.218405	1.52%	460
2004	10.651485	11.050408	3.75%	464
2003	10.194254	10.651485	4.49%	0
2002*	10.000000	10.194254	1.94%	0
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	16.665815	14.798123	-11.21%	2,594
2010	13.020656	16.665815	28.00%	0
2009	9.350914	13.020656	39.24%	0
2008	15.543730	9.350914	-39.84%	0
2007	13.534143	15.543730	14.85%	0
2006	12.086989	13.534143	11.97%	0
2005*	10.000000	12.086989	20.87%	0
Fidelity Variable Insurance Products Fund - VIP Money Market Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.354367	11.293219	-0.54%	10,597
2010	11.408817	11.354367	-0.48%	9,795
2009	11.417754	11.408817	-0.08%	1,175
2008	11.171277	11.417754	2.21%	1,675
2007	10.706656	11.171277	4.34%	7,230
2006	10.289330	10.706656	4.06%	8,247
2005	10.065854	10.289330	2.22%	36,777
2004	10.026241	10.065854	0.40%	18,534
2003	10.006974	10.026241	0.19%	2,233
2002*	10.000000	10.006974	0.07%	1,274

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	20.704323	17.043387	-17.68%	0
2010	18.424993	20.704323	12.37%	0
2009	14.652896	18.424993	25.74%	0
2008	26.247434	14.652896	-44.17%	0
2007	22.518656	26.247434	16.56%	0
2006	19.197498	22.518656	17.30%	0
2005	16.225218	19.197498	18.32%	0
2004	14.375955	16.225218	12.86%	11,594
2003	10.094253	14.375955	42.42%	4,785
2002*	10.000000	10.094253	0.94%	0
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class R - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.438953	11.052739	-17.76%	3,246
2010	11.957625	13.438953	12.39%	4,162
2009	9.505635	11.957625	25.80%	8,283
2008	17.031179	9.505635	-44.19%	13,037
2007	14.609381	17.031179	16.58%	16,213
2006	12.454435	14.609381	17.30%	19,111
2005*	10.000000	12.454435	25.54%	32,542
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	22.622444	21.652316	-4.29%	501
2010	17.740714	22.622444	27.52%	741
2009	13.811753	17.740714	28.45%	935
2008	20.733811	13.811753	-33.39%	0
2007	21.357333	20.733811	-2.92%	233
2006	18.357779	21.357333	16.34%	235
2005	16.971240	18.357779	8.17%	238
2004	13.790406	16.971240	23.07%	240
2003	10.495129	13.790406	31.40%	0
2002*	10.000000	10.495129	4.95%	0
Franklin Templeton Variable Insurance Products Trust - Franklin U.S. Government Fund: Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.520524	14.210127	5.10%	0
2010	12.913052	13.520524	4.70%	5,621
2009	12.594697	12.913052	2.53%	0
2008	11.771067	12.594697	7.00%	0
2007	11.102923	11.771067	6.02%	0
2006	10.733038	11.102923	3.45%	0
2005	10.538914	10.733038	1.84%	0
2004	10.241288	10.538914	2.91%	0
2003	10.074907	10.241288	1.65%	0
2002*	10.000000	10.074907	0.75%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	37.772824	31.608920	-16.32%	0
2010	32.301273	37.772824	16.94%	0
2009	18.818970	32.301273	71.64%	0
2008	40.011295	18.818970	-52.97%	0
2007	31.240971	40.011295	28.07%	86
2006	24.524512	31.240971	27.39%	86
2005	19.352058	24.524512	26.73%	88
2004	15.603288	19.352058	24.03%	1,345
2003	10.255143	15.603288	52.15%	835
2002*	10.000000	10.255143	2.55%	0

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	19.654567	16.446706	-16.32%	1,019
2010	16.817920	19.654567	16.87%	1,063
2009	9.795850	16.817920	71.68%	5,457
2008	20.812198	9.795850	-52.93%	8,681
2007	16.261356	20.812198	27.99%	6,388
2006	12.757608	16.261356	27.46%	7,990
2005*	10.000000	12.757608	27.58%	8,190
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	20.699721	18.396898	-11.12%	0
2010	19.200097	20.699721	7.81%	0
2009	14.087826	19.200097	36.29%	0
2008	23.759356	14.087826	-40.71%	0
2007	20.692934	23.759356	14.82%	0
2006	17.132893	20.692934	20.78%	0
2005	15.637275	17.132893	9.56%	0
2004	13.265795	15.637275	17.88%	9,582
2003	10.089147	13.265795	31.49%	0
2002*	10.000000	10.089147	0.89%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.601545	12.082403	-11.17%	1,764
2010	12.616141	13.601545	7.81%	1,996
2009	9.246485	12.616141	36.44%	6,700
2008	15.598069	9.246485	-40.72%	9,571
2007	13.586258	15.598069	14.81%	8,253
2006	11.247378	13.586258	20.79%	10,656
2005*	10.000000	11.247378	12.47%	29,478
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	17.300572	17.062826	-1.37%	0
2010	15.209270	17.300572	13.75%	0
2009	12.885555	15.209270	18.03%	0
2008	12.199637	12.885555	5.62%	0
2007	11.048537	12.199637	10.42%	2,085
2006	9.845093	11.048537	12.22%	0
2005*	10.000000	9.845093	-1.55%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Growth Securities Fund: Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	16.288342	15.069053	-7.49%	0
2010	15.250758	16.288342	6.80%	0
2009	11.696974	15.250758	30.38%	0
2008	20.392444	11.696974	-42.64%	0
2007	20.035569	20.392444	1.78%	352
2006	16.539178	20.035569	21.14%	354
2005	15.276401	16.539178	8.27%	359
2004	13.239131	15.276401	15.39%	362
2003	10.074753	13.239131	31.41%	0
2002*	10.000000	10.074753	0.75%	0

Invesco - Invesco V.I. Small Cap Equity Fund: Series I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.473157	10.340039	-1.27%	0
2010	8.192900	10.473157	27.83%	0
2009	6.792259	8.192900	20.62%	0
2008	9.943089	6.792259	-31.69%	0
2007*	10.000000	9.943089	-0.57%	0
Invesco - Invesco Van Kampen V.I. Comstock Fund: Series I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.318508	11.049162	-2.38%	0
2010	9.813212	11.318508	15.34%	0
2009	7.662155	9.813212	28.07%	0
2008	11.976660	7.662155	-36.02%	0
2007	12.294452	11.976660	-2.58%	0
2006	10.631382	12.294452	15.64%	0
2005*	10.000000	10.631382	6.31%	0
Invesco - Invesco Van Kampen V.I. Growth and Income Fund: Series I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	17.939272	17.482377	-2.55%	2,103
2010	16.032441	17.939272	11.89%	2,605
2009	12.962555	16.032441	23.68%	10,671
2008	19.178035	12.962555	-32.41%	10,792
2007	18.759447	19.178035	2.23%	19,118
2006	16.228257	18.759447	15.60%	15,869
2005	14.836150	16.228257	9.38%	22,933
2004	13.042874	14.836150	13.75%	10,090
2003	10.243714	13.042874	27.33%	3,039
2002*	10.000000	10.243714	2.44%	781
Invesco - Invesco Van Kampen V.I. Value Opportunities Fund: Series I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.557902	13.072270	-3.58%	0
2010	12.699298	13.557902	6.76%	0
2009	8.627917	12.699298	47.19%	0
2008	17.987349	8.627917	-52.03%	0
2007	17.812351	17.987349	0.98%	0
2006	15.821494	17.812351	12.58%	0
2005	15.045693	15.821494	5.16%	0
2004	13.621110	15.045693	10.46%	0
2003	10.249768	13.621110	32.89%	0
2002*	10.000000	10.249768	2.50%	0
Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.884574	11.890523	-7.72%	0
2010	11.921610	12.884574	8.08%	0
2009*	10.000000	11.921610	19.22%	0
Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	17.514187	17.654034	0.80%	813
2010	16.288487	17.514187	7.52%	813
2009	13.042131	16.288487	24.89%	813
2008	15.623368	13.042131	-16.52%	813
2007	14.244817	15.623368	9.68%	813
2006	12.972344	14.244817	9.81%	0
2005	12.115746	12.972344	7.07%	0
2004	11.249789	12.115746	7.70%	0
2003	9.947064	11.249789	13.10%	0
2002*	10.000000	9.947064	-0.53%	0

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	18.955161	17.542545	-7.45%	257
2010	17.900170	18.955161	5.89%	261
2009	12.326914	17.900170	45.21%	2,934
2008	22.257234	12.326914	-44.62%	2,327
2007	16.380152	22.257234	35.88%	16,730
2006	15.094433	16.380152	8.52%	23,163
2005	13.484525	15.094433	11.94%	27,946
2004	11.493880	13.484525	17.32%	0
2003	9.612485	11.493880	19.57%	0
2002*	10.000000	9.612485	-3.88%	1,014
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	40.659418	27.360000	-32.71%	0
2010	32.702905	40.659418	24.33%	0
2009	18.363457	32.702905	78.09%	0
Legg Mason Partners Variable Equity Trust - Legg Mason ClearBridge Variable Small Cap Growth Portfolio: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.631161	10.719438	0.83%	0
2010	8.539456	10.631161	24.49%	0
2009	6.014155	8.539456	41.99%	0
2008	10.199600	6.014155	-41.04%	0
2007	12.486214	13.737617	10.02%	0
2006	11.205246	12.486214	11.43%	0
2005*	10.000000	11.205246	12.05%	0
Lord Abbett Series Fund, Inc. - Growth and Income Portfolio: Class VC - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.958508	14.905904	-6.60%	0
2010	13.666998	15.958508	16.77%	0
2009	11.558253	13.666998	18.24%	0
2008	18.280018	11.558253	-36.77%	0
2007	17.770733	18.280018	2.87%	498
2006	15.236860	17.770733	16.63%	501
2005	14.839110	15.236860	2.68%	508
2004	13.245298	14.839110	12.03%	512
2003	10.165829	13.245298	30.29%	0
2002*	10.000000	10.165829	1.66%	0
Lord Abbett Series Fund, Inc. - Mid-Cap Stock Portfolio : Class VC - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	18.244558	17.416503	-4.54%	0
2010	14.625965	18.244558	24.74%	0
2009	11.615434	14.625965	25.92%	0
2008	19.259425	11.615434	-39.69%	0
2007	19.254720	19.259425	0.02%	6,796
2006	17.250985	19.254720	11.62%	7,814
2005	16.028359	17.250985	7.63%	6,591
2004	12.993126	16.028359	23.36%	2,143
2003	10.472477	12.993126	24.07%	1,081
2002*	10.000000	10.472477	4.72%	501

MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.057325	15.030063	-0.18%	0
2010	13.500119	15.057325	11.53%	0
2009	9.759324	13.500119	38.33%	0
2008	15.571718	9.759324	-37.33%	0
2007	14.103438	15.571718	10.41%	0
2006	13.215877	14.103438	6.72%	0
2005	12.749882	13.215877	3.65%	0
2004	11.763452	12.749882	8.39%	0
2003	9.647687	11.763452	21.93%	0
2002*	10.000000	9.647687	-3.52%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	17.597071	17.418863	-1.01%	18,304
2010	15.909862	17.597071	10.60%	13,688
2009	13.064676	15.909862	21.78%	21,872
2008	19.532298	13.064676	-33.11%	27,560
2007	18.254726	19.532298	7.00%	23,909
2006	15.232002	18.254726	19.84%	9,371
2005	14.385736	15.232002	5.88%	11,075
2004	12.597682	14.385736	14.19%	4,274
2003	10.157726	12.597682	24.02%	1,212
2002*	10.000000	10.157726	1.58%	148
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	8.574709	-14.25%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.325711	-6.74%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	8.997562	-10.02%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.810548	-1.89%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.155766	-8.44%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	8.824214	-11.76%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.498835	-5.01%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	8.781661	-12.18%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.543193	-4.57%	0

Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.217772	-7.82%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.970285	-0.30%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.376369	-6.24%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.034264	-9.66%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.716837	-2.83%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class VI - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	8.265365	-17.35%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class VI - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	7.634800	-23.65%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	8.822603	-11.77%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	8.654864	-13.45%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	8.780018	-12.20%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	8.918651	-10.81%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	8.474582	-15.25%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	8.749735	-12.50%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	8.672569	-13.27%	0
Neuberger Berman Advisers Management Trust - AMT International Portfolio: S Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.757096	11.122537	-12.81%	2,420
2010	10.513173	12.757096	21.34%	2,931
2009	7.859052	10.513173	33.77%	12,956
2008	14.753783	7.859052	-46.73%	17,596
2007	14.373953	14.753783	2.64%	18,979
2006	11.707420	14.373953	22.78%	16,531
2005*	10.000000	11.707420	17.07%	5,279

Neuberger Berman Advisers Management Trust - AMT Mid Cap Intrinsic Value: S Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.861841	11.933988	-7.21%	0
2010	10.265149	12.861841	25.30%	0
2009	7.062250	10.265149	45.35%	0
2008	13.137800	7.062250	-46.24%	0
2007	12.819369	13.137800	2.48%	0
2006	11.619456	12.819369	10.33%	0
2005*	10.000000	11.619456	16.19%	0
Neuberger Berman Advisers Management Trust - AMT Mid-Cap Growth Portfolio: I Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	21.472219	21.455595	-0.08%	1,897
2010	16.724605	21.472219	28.39%	2,241
2009	12.779088	16.724605	30.87%	4,207
2008	22.690528	12.779088	-43.68%	5,162
Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.383150	11.353397	-0.26%	0
2010	10.871555	11.383150	4.71%	0
2009	9.646161	10.871555	12.70%	0
2008	11.204077	9.646161	-13.90%	0
2007	10.753296	11.204077	4.19%	0
2006	10.376600	10.753296	3.63%	0
2005	10.285388	10.376600	0.89%	0
2004	10.262312	10.285388	0.22%	0
2003	10.074844	10.262312	1.86%	0
2002*	10.000000	10.074844	0.75%	0
Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.359825	13.145603	-1.60%	560
2010	11.231190	13.359825	18.95%	951
2009	9.199920	11.231190	22.08%	1,083
2008	15.283922	9.199920	-39.81%	0
2007	15.290155	15.283922	-0.04%	8,430
2006	14.607268	15.290155	4.67%	8,214
2005	14.274275	14.607268	2.33%	10,348
2004	12.829494	14.274275	11.26%	4,049
2003	10.315097	12.829494	24.38%	1,084
2002*	10.000000	10.315097	3.15%	170
Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Non-Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.667470	14.419319	-1.69%	0
2010	13.479220	14.667470	8.82%	0
2009	9.378600	13.479220	43.72%	0
2008	17.309488	9.378600	-45.82%	0
2007	15.248218	17.309488	13.52%	25,047
2006	14.203381	15.248218	7.36%	28,819
2005	13.588886	14.203381	4.52%	35,576
2004	12.777732	13.588886	6.35%	14,861
2003	9.812128	12.777732	30.22%	5,353
2002*	10.000000	9.812128	-1.88%	917

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 3 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.173601	12.930309	-8.77%	3,028
2010	12.288888	14.173601	15.34%	0
2009	8.845457	12.288888	38.93%	0
2008	14.872130	8.845457	-40.52%	0
2007	14.063526	14.872130	5.75%	0
2006	12.015706	14.063526	17.04%	0
2005*	10.000000	12.015706	20.16%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Non-Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	22.557717	20.574157	-8.79%	0
2010	19.559745	22.557717	15.33%	0
2009	14.071430	19.559745	39.00%	0
2008	23.656436	14.071430	-40.52%	0
2007	22.374117	23.656436	5.73%	0
2006	19.115616	22.374117	17.05%	0
2005	16.815187	19.115616	13.68%	0
2004	14.189083	16.815187	18.51%	0
2003	9.975838	14.189083	42.23%	0
2002*	10.000000	9.975838	-0.24%	0
Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 3 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	2.905093	2.834834	-2.42%	3,738
2010	2.547120	2.905093	14.05%	0
2009	2.020642	2.547120	26.05%	0
2008	9.625457	2.020642	-79.01%	0
2007*	10.000000	9.625457	-3.75%	0
Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Non-Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	4.591407	4.459479	-2.87%	0
2010	4.021126	4.591407	14.18%	0
2009	3.226512	4.021126	24.63%	0
2008	15.211805	3.226512	-78.79%	0
2007	15.311932	15.211805	-0.65%	749
2006	14.070516	15.311932	8.82%	754
2005	13.828188	14.070516	1.75%	765
2004	12.760488	13.828188	8.37%	770
2003	10.351122	12.760488	23.28%	0
2002*	10.000000	10.351122	3.51%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.471919	15.384780	-0.56%	0
2010	13.399156	15.471919	15.47%	0
2009	10.502542	13.399156	27.58%	0
2008	17.163400	10.502542	-38.81%	0
2007	16.527667	17.163400	3.85%	0
2006	14.448009	16.527667	14.39%	0
2005	13.708471	14.448009	5.39%	949
2004	12.593074	13.708471	8.86%	0
2003	9.992748	12.593074	26.02%	0
2002*	10.000000	9.992748	-0.07%	0

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small- & Mid-Cap Fund®/VA: Non-Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	21.620685	21.026335	-2.75%	0
2010	17.616806	21.620685	22.73%	0
2009	12.911627	17.616806	36.44%	0
2008	20.882897	12.911627	-38.17%	17,377
2007	21.256139	20.882897	-1.76%	15,111
2006	18.585923	21.256139	14.37%	13,228
2005	17.001770	18.585923	9.32%	15,825
2004	14.315677	17.001770	18.76%	6,276
2003	9.971327	14.315677	43.57%	2,086
2002*	10.000000	9.971327	-0.29%	401
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.884312	12.813843	7.82%	0
2010	10.926021	11.884312	8.77%	0
2009*	10.000000	10.926021	9.26%	0
PIMCO Variable Insurance Trust - High Yield Portfolio: Administrative Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	20.024431	20.579209	2.77%	2,918
2010	17.585376	20.024431	13.87%	3,415
2009	12.612279	17.585376	39.43%	6,820
2008	16.583290	12.612279	-23.95%	11,069
2007	16.108643	16.583290	2.95%	13,704
2006	14.850098	16.108643	8.47%	14,818
2005	14.342178	14.850098	3.54%	25,547
2004	13.167084	14.342178	8.92%	11,886
2003	10.777488	13.167084	22.17%	2,390
2002*	10.000000	10.777488	7.77%	487
PIMCO Variable Insurance Trust - Low Duration Portfolio: Administrative Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.498396	13.573156	0.55%	13,362
2010	12.891048	13.498396	4.71%	18,597
2009	11.438922	12.891048	12.69%	30,515
2008	11.554296	11.438922	-1.00%	43,105
2007	10.820569	11.554296	6.78%	31,914
2006	10.465623	10.820569	3.39%	31,142
2005	10.418784	10.465623	0.45%	53,656
2004	10.287172	10.418784	1.28%	40,303
2003	10.107069	10.287172	1.78%	0
2002*	10.000000	10.107069	1.07%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	16.179724	16.671001	3.04%	5,996
2010	15.048280	16.179724	7.52%	15,653
2009	13.269943	15.048280	13.40%	34,878
2008	12.738412	13.269943	4.17%	51,482
2007	11.779377	12.738412	8.14%	70,805
2006	11.405599	11.779377	3.28%	57,807
2005	11.196845	11.405599	1.86%	85,636
2004	10.734735	11.196845	4.30%	21,884
2003	10.275924	10.734735	4.46%	7,661
2002*	10.000000	10.275924	2.76%	1,070

Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.805183	13.092210	-5.16%	0
2010	12.136554	13.805183	13.75%	0
2009	9.401027	12.136554	29.10%	0
2008	15.420141	9.401027	-39.03%	0
2007	16.502409	15.420141	-6.56%	0
2006	14.315699	16.502409	15.27%	0
2005	13.679479	14.315699	4.65%	0
2004	12.379573	13.679479	10.50%	0
2003*	10.000000	12.379573	23.80%	0
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	17.014698	14.055894	-17.39%	0
2010	15.549794	17.014698	9.42%	0
2009	12.545362	15.549794	23.95%	0
Putnam Variable Trust - Putnam VT Small Cap Value Fund: Class IB - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	19.081816	18.080181	-5.25%	0
2010	15.230020	19.081816	25.29%	0
2009	11.642922	15.230020	30.81%	0
2008	19.306715	11.642922	-39.69%	0
2007	22.243209	19.306715	-13.20%	0
2006	19.068108	22.243209	16.65%	0
2005	17.913690	19.068108	6.44%	0
2004	14.271544	17.913690	25.52%	0
2003*	10.000000	14.271544	42.72%	0
Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	17.495917	14.294279	-18.30%	0
2010	14.563689	17.495917	20.13%	0
2009	8.935082	14.563689	62.99%	0
2008	14.268367	8.935082	-37.38%	0
2007	13.597090	14.268367	4.94%	0
2006	12.967229	13.597090	4.86%	0
2005	12.336474	12.967229	5.11%	0
2004	11.810334	12.336474	4.45%	0
2003*	10.000000	11.810334	18.10%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio: II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.722328	12.824743	0.81%	3,379
2010	11.028113	12.722328	15.36%	3,493
2009	7.820721	11.028113	41.01%	22,535
2008	13.712411	7.820721	-42.97%	43,990
2007	12.257770	13.712411	11.87%	5,287
2006	11.273677	12.257770	8.73%	0
2005*	10.000000	11.273677	12.74%	0

T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.543724	11.363322	-1.56%	0
2010	10.116223	11.543724	14.11%	0
2009	8.121403	10.116223	24.56%	0
2008	12.813033	8.121403	-36.62%	0
2007	12.505382	12.813033	2.46%	0
2006	10.598069	12.505382	18.00%	0
2005*	10.000000	10.598069	5.98%	0
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	22.742943	24.208875	6.45%	0
2010	20.838078	22.742943	9.14%	0
2009	16.092041	20.838078	29.49%	0
The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	25.778391	27.154489	5.34%	793
2010	19.945059	25.778391	29.25%	830
2009	15.624995	19.945059	27.65%	6,985
2008	25.298124	15.624995	-38.24%	9,565
2007	30.675359	25.298124	-17.53%	9,783
2006	22.343746	30.675359	37.29%	7,226
2005	19.194059	22.343746	16.41%	11,463
2004	14.150199	19.194059	35.65%	5,246
2003	10.347058	14.150199	36.76%	1,970
2002*	10.000000	10.347058	3.47%	483
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund: Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.202394	11.577623	-5.12%	0
2010	9.678653	12.202394	26.08%	0
2009	6.375732	9.678653	51.80%	0
2008*	10.000000	6.375732	-36.24%	0

Appendix C:  Contract Types and Tax Information

Types of Contracts

The contracts described in this prospectus are classified according to the tax treatment to which they are subject under the Internal Revenue Code (the "Code").  Following is a general description of the various contract types.  Eligibility requirements, tax benefits (if any), limitations, and other features of the contracts will differ depending on contract type.

Non-Qualified Contracts

A Non-Qualified Contract is a contract that does not qualify for certain tax benefits under the Code, and which is not an IRA, a Roth IRA, a SEP IRA, a Simple IRA, or a Tax Sheltered Annuity.

Upon the death of the owner of a Non-Qualified Contract, mandatory distribution requirements are imposed to ensure distribution of the entire balance in the contract within a required period.

Non-Qualified contracts that are owned by natural persons allow the deferral of taxation on the income earned in the contract until it is distributed or deemed to be distributed.  Non-Qualified contracts that are owned by non-natural persons, such as trusts, corporations and partnerships are generally subject to current income tax on the income earned inside the contract, unless the non-natural person owns the contract as an "agent" of a natural person.

Charitable Remainder Trusts

Charitable Remainder Trusts are trusts that meet the requirements of Section 664 of the Code.  Non-Qualified Contracts that are issued to Charitable Remainder Trusts will differ from other Non-Qualified Contracts in two respects:

1)
Contract ownership at annuitization.  On the annuitization date, if the contract owner is a Charitable Remainder Trust, the Charitable Remainder Trust will continue to be the contract owner and the annuitant will NOT become the contract owner.

2)
Recipient of death benefit proceeds.  With respect to the death benefit proceeds, if the contract owner is a Charitable Remainder Trust, the death benefit is payable to the Charitable Remainder Trust.  Any designation in conflict with the Charitable Remainder Trust's right to the death benefit will be void.

While these provisions are intended to facilitate a Charitable Remainder Trust's ownership of this contract, the rules governing Charitable Remainder Trusts are numerous and complex.  A Charitable Remainder Trust that is considering purchasing this contract should seek the advice of a qualified tax and/or financial advisor prior to purchasing the contract.  An annuity that has a Charitable Remainder Trust endorsement is not a charitable remainder trust; the endorsement is merely to facilitate ownership of the contract by a Charitable Remainder Trust.

Investment Only (Qualified Plans)

Contracts that are owned by Qualified Plans are not intended to confer tax benefits on the beneficiaries of the plan; they are used as investment vehicles for the plan.  The income tax consequences to the beneficiary of a Qualified Plan are controlled by the operation of the plan, not by operation of the assets in which the plan invests.

Beneficiaries of Qualified Plans should contact their employer and/or trustee of the plan to obtain and review the plan, trust, summary plan description, and other documents for the tax and other consequences of being a participant in a Qualified Plan.

Individual Retirement Annuities (IRAs)

IRAs are contracts that satisfy the provisions of Section 408(b) of the Code, including the following requirements:

•	the contract is not transferable by the owner;

•	the premiums are not fixed;

•
if the contract owner is younger than age 50, the annual premium cannot exceed $5,000; if the contract owner is age 50 or older, the annual premium cannot exceed $6,000 (although rollovers of greater amounts from qualified plans, Tax Sheltered Annuities, and other IRAs can be received);

•	certain minimum distribution requirements must be satisfied after the owner attains the age of 70½;

•	the entire interest of the owner in the contract is nonforfeitable; and

•	after the death of the owner, additional distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.

Depending on the circumstance of the owner, all or a portion of the contributions made to the account may be deducted for federal income tax purposes.

IRAs may receive rollover contributions from other Individual Retirement Accounts, other Individual Retirement Annuities, Tax Sheltered Annuities, certain 457 governmental plans, and qualified retirement plans (including 401(k) plans).

When the owner of an IRA attains the age of 70½, the Code requires that certain minimum distributions be made.  In addition, upon the death of the owner of an IRA, mandatory distribution requirements are imposed by the Code to ensure distribution of the entire contract value within the required statutory period.  Due to recent changes in Treasury Regulations, the amount used to compute the mandatory distributions may exceed the contract value.

Failure to make the mandatory distributions can result in an additional penalty tax of 50% of the excess of the amount required to be distributed over the amount that was actually distributed.

For further details regarding IRAs, please refer to the disclosure statement provided when the IRA was established and the annuity contract's IRA endorsement.

As used herein, the term "individual retirement plans" shall refer to both individual retirement annuities and individual retirement accounts that are described in Section 408 of the Code.

Roth IRAs

Roth IRA contracts are contracts that satisfy the provisions of Section 408A of the Code, including the following requirements:

•	the contract is not transferable by the owner;

•	the premiums are not fixed;

•
if the contract owner is younger than age 50, the annual premium cannot exceed $5,000; if the contract owner is age 50 or older, the annual premium cannot exceed $6,000 (although rollovers of greater amounts from other Roth IRAs and other individual retirement plans can be received);

•	the entire interest of the owner in the contract is nonforfeitable; and

•	after the death of the owner, certain distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.

A Roth IRA can receive a rollover from an individual retirement plan or another eligible retirement plan; however, the amount rolled over from the individual retirement plan or other eligible retirement plan to the Roth IRA is required to be included in the owner's federal gross income at the time of the rollover, and will be subject to federal income tax.

There are income limitations on eligibility to participate in a Roth IRA and additional income limitations for eligibility to rollover amounts from an individual retirement plan or other eligible retirement plan to a Roth IRA.

For further details regarding Roth IRAs, please refer to the disclosure statement provided when the Roth IRA was established and the annuity contract's IRA endorsement.

Simplified Employee Pension IRAs (SEP IRA)

A SEP IRA is a written plan established by an employer for the benefit of employees which permits the employer to make contributions to an IRA established for the benefit of each employee.

An employee may make deductible contributions to a SEP IRA subject to the same restrictions and limitations as an IRA.  In addition, the employer may make contributions to the SEP IRA, subject to dollar and percentage limitations imposed by both the Code and the written plan.

A SEP IRA plan must satisfy:

•	minimum participation rules;

•	top-heavy contribution rules;

•	nondiscriminatory allocation rules; and

•	requirements regarding a written allocation formula.

In addition, the plan cannot restrict withdrawals of non-elective contributions, and must restrict withdrawals of elective contributions before March 15th of the following year.

When the owner of a SEP IRA attains the age of 70½, the Code requires that certain minimum distributions be made.  Due to recent changes in Treasury Regulations, the amount used to compute the minimum distributions may exceed the contract value. In addition, upon the death of the owner of a SEP IRA, mandatory distribution requirements are imposed by the Code to ensure distribution of the entire contract value within the required statutory period.

Simple IRAs

A Simple IRA is an individual retirement annuity that is funded exclusively by a qualified salary reduction arrangement and satisfies:

•	vesting requirements;

•	participation requirements; and

•	administrative requirements.

The funds contributed to a Simple IRA cannot be commingled with funds in other individual retirement plans, or SEP IRAs.

A Simple IRA cannot receive rollover distributions except from another Simple IRA.

When the owner of Simple IRA attains the age of 70½, the Code requires that certain minimum distributions be made. Due to recent changes in Treasury Regulations, the amount used to compute the minimum distributions may exceed the contract value.  In addition, upon the death of the owner of a Simple IRA, mandatory distribution requirements are imposed by the Code to ensure distribution of the entire contract value within the required statutory period.

Tax Sheltered Annuities

Certain tax-exempt organizations (described in Section 501(c)(3) of the Code) and public school systems may establish a plan under which annuity contracts can be purchased for their employees.  These annuity contracts are often referred to as Tax Sheltered Annuities.

Purchase payments made to Tax Sheltered Annuities are excludable from the income of the employee, up to statutory maximum amounts.  These amounts should be set forth in the plan adopted by the employer.

Tax Sheltered Annuities may receive rollover contributions from Individual Retirement Accounts, Individual Retirement Annuities, other Tax Sheltered Annuities, certain 457 governmental plans, and qualified retirement plans (including 401(k) plans).

The owner's interest in the contract is nonforfeitable (except for failure to pay premiums) and cannot be transferred.

When the owner of a Tax Sheltered Annuity attains the age of 70½, the Code requires that certain minimum distributions be made.  Due to recent changes in Treasury Regulations, the amount used to compute the minimum distributions may exceed the contract value.  In addition, upon the death of the owner of a Tax Sheltered Annuity, mandatory distribution requirements are imposed by the Code to ensure distribution of the entire contract value within the required statutory period.

Final 403(b) Regulations issued by the Internal Revenue Service impose certain restrictions on non-taxable transfers or exchanges of one 403(b) Tax Sheltered Annuity contract for another. Nationwide will no longer issue or accept applications for new and/or in-service transfers to new or existing Nationwide individual 403(b) Tax Sheltered Annuity contracts used for salary reduction plans not subject to ERISA.  Nationwide will continue to accept applications and in-service transfers for individual 403(b) Tax Sheltered Annuity contracts used for 403(b) plans that are subject to ERISA and certain state Optional Retirement Plans and/or Programs that have purchased at least one individual annuity contract issued by Nationwide prior to September 25, 2007.

Commencing in 2009, Tax Sheltered Annuities must be issued pursuant to a written plan, and the plan must satisfy various administrative requirements.  You should check with your employer to ensure that these requirements will be satisfied in a timely manner.

Federal Tax Considerations

Federal Income Taxes

The tax consequences of purchasing a contract described in this prospectus will depend on:

•	the type of contract purchased;

•	the purposes for which the contract is purchased; and

•	the personal circumstances of individual investors having interests in the contracts.

Existing tax rules are subject to change, and may affect individuals differently depending on their situation.  Nationwide does not guarantee the tax status of any contracts or any transactions involving the contracts.

Representatives of the Internal Revenue Service have informally suggested, from time to time, that the number of underlying mutual funds available or the number of transfer opportunities available under a variable product may be relevant in determining whether the product qualifies for the desired tax treatment.  In 2003, the Internal Revenue Service issued formal guidance, in Revenue Ruling 2003-91, that indicates that if the number of underlying mutual funds available in a variable insurance product does not exceed 20, the number of underlying mutual funds alone would not cause the contract to not qualify for the desired tax treatment.  The Internal Revenue Service has also indicated that exceeding 20 investment options may be considered a factor, along with other factors including the number of transfer opportunities available under the contract, when determining whether the contract qualifies for the desired tax treatment.  The revenue ruling did not indicate the actual number of underlying mutual funds that would cause the contract to not provide the desired tax treatment.  Should the U.S. Secretary of the Treasury issue additional rules or regulations limiting the number of underlying mutual funds, transfers between underlying mutual funds, exchanges of underlying mutual funds or changes in investment objectives of underlying mutual funds such that the contract would no longer qualify for tax deferred treatment under Section 72 of the Code, Nationwide will take whatever steps are available to remain in compliance.

If the contract is purchased as an investment of certain retirement plans (such as qualified retirement plans, Individual Retirement Accounts, and custodial accounts as described in Sections 401 and 408(a), of the Code), tax advantages enjoyed by the contract owner and/or annuitant may relate to participation in the plan rather than ownership of the annuity contract.  Such plans are permitted to purchase investments other than annuities and retain tax-deferred status.

The following is a brief summary of some of the federal income tax considerations related to the types of contracts sold in connection with this prospectus.  In addition to the federal income tax, distributions from annuity contracts may be subject to state and local income taxes.  Nothing in this prospectus should be considered to be tax advice.  Purchasers and prospective purchasers should consult a financial consultant, tax advisor, or legal counsel to discuss the taxation and use of the contracts.

IRAs, SEP IRAs and Simple IRAs

Distributions from IRAs, SEP IRAs, and Simple IRAs are generally taxed as ordinary income when received.  If any of the amounts contributed to the Individual Retirement Annuity were non-deductible for federal income tax purposes, then a portion of each distribution is excludable from income.

If distributions of income from an IRA are made prior to the date that the owner attains the age of 59½ years, the income is subject to the regular income tax, and an additional penalty tax of 10% is generally applicable.  (For Simple IRAs, the 10% penalty is increased to 25% if the distribution is made during the 2-year period beginning on the date that the individual first participated in the Simple IRA.)  The 10% penalty tax can be avoided if the distribution is:

•	made to a beneficiary on or after the death of the owner;

•	attributable to the owner becoming disabled (as defined in the Code);

•
part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;

•	used for qualified higher education expenses; or

•	used for expenses attributable to the purchase of a home for a qualified first-time buyer.

If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner's gross estate for tax purposes.

Roth IRAs

Distributions of earnings from Roth IRAs are taxable or non-taxable depending upon whether they are "qualified distributions" or "non-qualified distributions."  A "qualified distribution" satisfies the 5-year rule and meets 1 of the following requirements:

•	it is made on or after the date on which the contract owner attains age 59½;

•	it is made to a beneficiary (or the contract owner's estate) on or after the death of the contract owner;

•	it is attributable to the contract owner's disability; or

•	it is used for expenses attributable to the purchase of a home for a qualified first-time buyer.

The 5-year rule generally is satisfied if the distribution is not made within the 5-year period beginning with the first taxable year in which a contribution is made to any Roth IRA established for the owner.

A qualified distribution is not included in gross income for federal income tax purposes.

A non-qualified distribution is not includable in gross income to the extent that the distribution, when added to all previous distributions, does not exceed the total amount of contributions made to the Roth IRA.  Any non-qualified distribution in excess of total contributions is includable in the contract owner's gross income as ordinary income in the year that it is distributed to the contract owner.

Special rules apply for Roth IRAs that have proceeds received from an individual retirement plan prior to January 1, 1999 if the owner elected the special 4-year income averaging provisions that were in effect for 1998.

If non-qualified distributions of income from a Roth IRA are made prior to the date that the owner attains the age of 59½ years, the income is subject to both the regular income tax and an additional penalty tax of 10%.  The penalty tax can be avoided if the distribution is:

•	made to a beneficiary on or after the death of the owner;

•	attributable to the owner becoming disabled (as defined in the Code);

•
part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;

•	for qualified higher education expenses; or

•	used for expenses attributable to the purchase of a home for a qualified first-time buyer.

If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner's gross estate for tax purposes.

Tax Sheltered Annuities

Distributions from Tax Sheltered Annuities are generally taxed when received.  A portion of each distribution after the Annuitization Date is excludable from income based on a formula established pursuant to the Code.  The formula excludes from income the amount invested in the contract divided by the number of anticipated payments until the full investment in the contract is recovered.  Thereafter all distributions are fully taxable.

If a distribution of income is made from a Tax Sheltered Annuity prior to the date that the owner attains the age of 59½ years, the income is subject to both the regular income tax and an additional penalty tax of 10%.  The penalty tax can be avoided if the distribution is:

•	made to a beneficiary on or after the death of the owner;

•	attributable to the owner becoming disabled (as defined in the Code);

•
part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary; or

•	made to the owner after separation from service with his or her employer after age 55.

A loan from a Tax Sheltered Annuity generally is not considered to be a distribution, and is therefore generally not taxable.  However, if the loan is not repaid in accordance with the repayment schedule, the entire balance of the loan would be treated as being in default, and the defaulted amount would be treated as being distributed to the participant as a taxable distribution.

If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner's gross estate for tax purposes.

Non-Qualified Contracts - Natural Persons as Contract Owners

Generally, the income earned inside a non-qualified annuity contract that is owned by a natural person is not taxable until it is distributed from the contract.

Distributions before the annuitization date are taxable to the contract owner to the extent that the cash value of the contract exceeds the contract owner's investment in the contract at the time of the distribution.  In general, the investment in the contract is equal to the purchase payments made with after-tax dollars reduced by any nontaxable distribution .  Distributions, for this purpose, include full and partial surrenders, any portion of the contract that is assigned or pledged, amounts borrowed from the contract, or any portion of the contract that is transferred by gift.  For these purposes, a transfer by gift may occur upon annuitization if the contract owner and the annuitant are not the same individual.

With respect to annuity distributions on or after the annuitization date, a portion of each annuity payment is excludable from taxable income.  The amount excludable from each annuity payment is determined by multiplying the annuity payment by a fraction which is equal to the contract owner's investment in the contract, divided by the expected return on the contract.  Once the entire investment in the contract is recovered, all distributions are fully includable in income.  The maximum amount excludable from income is the investment in the contract.  If the annuitant dies before the entire investment in the contract has been excluded from income, and as a result of the annuitant's death no more payments are due under the contract, then the unrecovered investment in the contract may be deducted on his or her final tax return.

Commencing after December 31, 2010, the Code provides that if only a portion of a nonqualified annuity contract is annuitized for either (a) a period of 10 years or greater, or (b) for the life or lives of one or more persons, then the portion of the contract that has been annuitized would be treated as if it were a separate annuity contract.  This means that an annuitization date can be established for a portion of the annuity contract (rather than requiring the entire contract to be annuitized at once) and the above description of the taxation of annuity distributions after the annuitization date would apply to the portion of the contract that has been annuitized.  The investment in the contract is required to be allocated pro rata between the portion of the contract that is annuitized and the portion that is not.  All other benefits under the contract (e.g., death benefit) would also be reduced pro rata.  For example, if 1/3 of the cash value of the contract were to be annuitized, the death benefit would also be reduced by 1/3.

In determining the taxable amount of a distribution that is made prior to the annuitization date , all annuity contracts issued after October 21, 1988 by the same company to the same contract owner during the same calendar year will be treated as one annuity contract.

A special rule applies to distributions from contracts that have investments that were made prior to August 14, 1982.  For those contracts, distributions that are made prior to the annuitization date are treated first as the nontaxable recovery of the investment in the contract as of that date.  A distribution in excess of the amount of the investment in the contract as of August 14, 1982, will be treated as taxable income.

The Code imposes a penalty tax if a distribution is made before the contract owner reaches age 59½.  The amount of the penalty is 10% of the portion of any distribution that is includable in gross income.  The penalty tax does not apply if the distribution is:

•	the result of a contract owner's death;

•	the result of a contract owner's disability (as defined in the Code);

•
one of a series of substantially equal periodic payments made over the life (or life expectancy) of the contract owner or the joint lives (or joint life expectancies) of the contract owner and the beneficiary selected by the contract owner to receive payment under the annuity payment option selected by the contract owner; or

•	is allocable to an investment in the contract before August 14, 1982.

If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner's gross estate for tax purposes.

Non-Qualified Contracts - Non-Natural Persons as Contract Owners

The previous discussion related to the taxation of non-qualified contracts owned by individuals.  Different rules (the so-called "non-natural persons" rules) apply if the contract owner is not a natural person.

Generally, contracts owned by corporations, partnerships, trusts, and similar entities are not treated as annuity contracts for most purposes of the Code.  Therefore, income earned under a non-qualified contract that is owned by a non-natural person is taxed as ordinary income during the taxable year in which it is earned.  Taxation is not deferred, even if the income is not distributed out of the contract.  The income is taxable as ordinary income, not capital gain.

The non-natural persons rules do not apply to all entity-owned contracts.  For purposes of the non-natural persons rule, a contract that is owned by a non-natural person as an agent of an individual is treated as owned by the individual.  This would cause the contract to be treated as an annuity under the Code, allowing tax deferral.  However, this exception does not apply when the non-natural person is an employer that holds the contract under a non-qualified deferred compensation arrangement for one or more employees.

The non-natural persons rules also do not apply to contracts that are:

•	acquired by the estate of a decedent by reason of the death of the decedent;

•	issued in connection with certain qualified retirement plans and individual retirement plans;

•	purchased by an employer upon the termination of certain qualified retirement plans; or

•	immediate annuities within the meaning of Section 72(u) of the Code.

If the annuitant dies before the contract is completely distributed, the balance may be included in the annuitant's gross estate for tax purposes, depending on the obligations that the non-natural owner may have owed to the annuitant.

Same-Sex Marriages, Domestic Partnership and Other Similar Relationships

Pursuant to Section 3 of the federal Defense of Marriage Act ("DOMA"), same-sex marriages currently are not recognized for purposes of federal law. Therefore, the favorable income-deferral options afforded by federal tax law to an opposite-sex spouse under Code Sections 72(s) and 401(a)(9) are currently NOT available to a same-sex spouse. Same-sex spouses who own or are considering the purchase of annuity products that provide benefits based upon status as a spouse should consult a tax advisor. To the extent that an annuity contract or certificate accords to spouses other rights or benefits that are not affected by DOMA, same-sex spouses remain entitled to such rights or benefits to the same extent as any annuity holder's spouse.

Exchanges

As a general rule, federal income tax law treats exchanges of property in the same manner as a sale of the property.  However, pursuant to Section 1035 of the Code, an annuity contract may be exchanged tax-free for another annuity, provided that the obligee (the person to whom the annuity obligation is owed) is the same for both contracts.  If the exchange includes the receipt of property in addition to another annuity contract, such as cash, special rules may cause a portion of the transaction to be taxable.

Tax Treatment of a Partial 1035 Exchange With Subsequent Withdrawal

In June 2011 the Internal Revenue Service issued Rev. Proc. 2011-38, which addresses the income tax consequences of the direct transfer of a portion of the cash value of an annuity contract in exchange for the issuance of a second annuity contract.  Rev. Proc. 2011-38 modified and superseded prior guidance that was contained in Rev. Proc. 2008-24.  A direct transfer that satisfies the revenue procedure will be treated as a tax-free exchange under Section 1035 of the Code if, for a period of at least 180 days from the date of the direct transfer, there are no distributions or surrenders from either annuity contract involved in the exchange.  In addition, the 180-day period will be deemed to have been satisfied with respect to amounts received as an annuity for a period of 10 years or more, or as an annuity for the life of one or more persons.   The taxation of distributions (other than distributions described in the immediately preceding sentence) received within the 180-day period will be determined using general tax principles to determine the substance of those payments.  For example, they could be treated as taxable "boot" in an otherwise tax-free exchange, or as a distribution from the new contract. Rev. Proc. 2011-38 also removed numerous exceptions to the 180-day waiting period that Rev. Proc. 2008-11 provided for in its 12-month waiting period.  Please discuss any tax consequences concerning any contemplated or completed transactions with a professional tax advisor.  See also, Non-Qualified Contracts - Natural Persons as Contract Owners , above.

Additional Medicare Tax

The 2010 Health Care Act added Section 1411 to the Code, which imposes an additional tax of 3.8% on certain unearned income of individuals, trusts, and estates, for tax years commencing after December 31, 2012.  The additional tax will apply to the lesser of: (a) the taxpayer’s net investment income; and (b) the excess of the taxpayer’s modified adjusted gross income over a threshold amount (the threshold amount is $250,000 in the case of a joint return or surviving spouse; $125,000 in the case of a married individual filing a separate return; and $200,000 in any other case).  "Net investment income" is equal to the sum of: (i) gross income from interest, dividends, annuities, royalties, and rents (other than income derived from any trade or business to which the tax does not apply); (ii) other gross income derived from any business to which the tax applies; and (iii) net gain (to the extent taken into account in computing taxable income) attributable to the disposition of property other than property held in a trade or business to which the tax does not apply; less (iv) deductions properly allocable to such income.  Although no official guidance has been provided, it appears that any amounts that are treatable as taxable distributions when they are paid from an annuity contract would be included in the computation of net investment income.

Withholding

Pre-death distributions from the contracts are subject to federal income tax.  Nationwide is required to withhold the tax from the distributions unless the contract owner requests otherwise.  If the distribution is from a Tax Sheltered Annuity, it will be subject to mandatory 20% withholding that cannot be waived, unless:

•
the distribution is made directly to another Tax Sheltered Annuity, qualified pension or profit-sharing plan described in Section 401(a), an eligible deferred compensation plan described in Section 457(b) which is maintained by an eligible employer described in section 457(e)(1)(A), or individual retirement plans; or

•	the distribution satisfies the minimum distribution requirements imposed by the Code.

In addition, under some circumstances, the Code will not permit contract owners to waive withholding.  Such circumstances include:

•	if the payee does not provide Nationwide with a taxpayer identification number; or

•	if Nationwide receives notice from the Internal Revenue Service that the taxpayer identification number furnished by the payee is incorrect.

If a contract owner is prohibited from waiving withholding, as described above, the distribution will be subject to mandatory back-up withholding.  The mandatory back-up withholding rate is established by Section 3406 of the Code and is applied against the amount of income that is distributed.

Non-Resident Aliens

Generally, a pre-death distribution from a contract to a non-resident alien is subject to federal income tax at a rate of 30% of the amount of income that is distributed.

Nationwide is required to withhold this amount and send it to the Internal Revenue Service.  Some distributions to non-resident aliens may be subject to a lower (or no) tax if a treaty applies.  In order to obtain the benefits of such a treaty, the non-resident alien must:

1)	provide Nationwide with a properly completed withholding certificate claiming the treaty benefit of a lower tax rate or exemption from tax; and

2)	provide Nationwide with an individual taxpayer identification number.

If the non-resident alien does not meet the above conditions, Nationwide will withhold 30% of income from the distribution.

Another exemption from the 30% withholding rate is for the non-resident alien to provide Nationwide with sufficient evidence that:

1)	the distribution is connected to the non-resident alien's conduct of business in the United States;

2)	the distribution is includable in the non-resident alien's gross income for United States federal income tax purposes; and

3)	provide Nationwide with a properly completed withholding certificate claiming the exemption.

Note that for the preceding exemption, the distributions would be subject to the same withholding rules that are applicable to payments to United States persons, including back-up withholding, which is currently at a rate of 28%, if a correct taxpayer identification number is not provided.

This prospectus does not address any tax matters that may arise by reason of application of the laws of a non-resident alien's country of citizenship and/or country of residence.  Purchasers and prospective purchasers should consult a financial consultant, tax advisor, or legal counsel to discuss the applicability of laws of those jurisdictions to the purchase or ownership of a contract.

Federal Estate, Gift and Generation Skipping Transfer Taxes

The following transfers may be considered a gift for federal gift tax purposes:

•	a transfer of the contract from one contract owner to another; or

•	a distribution to someone other than a contract owner.

Upon the contract owner's death, the value of the contract may be subject to estate taxes, even if all or a portion of the value is also subject to federal income taxes.

Section 2612 of the Code may require Nationwide to determine whether a death benefit or other distribution is a "direct skip" and the amount of the resulting generation skipping transfer tax, if any.  A direct skip is when property is transferred to, or a death benefit or other distribution is made to:

1)	an individual who is 2 or more generations younger than the contract owner; or

2)	certain trusts, as described in Section 2613 of the Code (generally, trusts that have no beneficiaries who are not 2 or more generations younger than the contract owner).

If the contract owner is not an individual, then for this purpose only, "contract owner" refers to any person:

•	who would be required to include the contract, death benefit, distribution, or other payment in his or her federal gross estate at his or her death; or

•	who is required to report the transfer of the contract, death benefit, distribution, or other payment for federal gift tax purposes.

If a transfer is a direct skip, Nationwide may be required to deduct the amount of the transfer tax from the death benefit, distribution or other payment, and remit it directly to the Internal Revenue Service.

Charge for Tax

Nationwide is not required to maintain a capital gain reserve liability on non-qualified contracts.  If tax laws change requiring a reserve, Nationwide may implement and adjust a tax charge.

Diversification

Code Section 817(h) contains rules on diversification requirements for variable annuity contracts.  A variable annuity contract that does not meet these diversification requirements will not be treated as an annuity, unless:

•	the failure to diversify was accidental;

•	the failure is corrected; and

•	a "toll charge" is paid to the Internal Revenue Service.

The amount of the "toll charge" will be the amount of tax that would have been paid by the contract owner if the income, for the period the contract was not diversified, had been received by the contract owner.

If the violation is not corrected, the contract owner will be considered the owner of the underlying securities and will be taxed on the earnings of his or her contract.  Nationwide believes that the investments underlying this contract meet these diversification requirements.

Required Distributions

The Code requires that certain distributions be made from the contracts issued in conjunction with this prospectus.  Following is an overview of the required distribution rules applicable to each type of contract.  Please consult a qualified tax or financial advisor for more specific required distribution information.

Required Distributions – General Information

In general, a beneficiary is an individual or other entity that the contract owner designates to receive death proceeds upon the contract owner's death.  The distribution rules in the Code make a distinction between "beneficiary" and "designated beneficiary" when determining the life expectancy that may be used for payments that are made from IRAs, SEP IRAs, Simple IRAs, Roth IRAs, and Tax Sheltered Annuities after the death of the annuitant, or that are made from non-qualified contracts after the death of the contract owner.  A designated beneficiary is a natural person who is designated by the contract owner as the beneficiary under the contract.  Non-natural beneficiaries (e.g. charities or certain trusts) are not designated beneficiaries for the purpose of required distributions and the life expectancy of such a beneficiary is 0.

Life expectancies and joint life expectancies will be determined in accordance with the relevant guidance provided by the Internal Revenue Service and the Treasury Department, including but not limited to Treasury Regulation 1.72-9 and Treasury Regulation 1.401(a)(9)-9.

Required distributions paid upon the death of the contract owner are paid to the beneficiary or beneficiaries stipulated by the contract owner.  How quickly the distributions must be made may be determined with respect to the life expectancies of the beneficiaries.  For non-qualified contracts, the beneficiaries used in the determination of the distribution period are those in effect on the date of the contract owner's death.  For contracts other than non-qualified contracts, the beneficiaries used in the determination of the distribution period do not have to be determined until September 30 of the year following the contract owner's death.  If there is more than one beneficiary, the life expectancy of the beneficiary with the shortest life expectancy is used to determine the distribution period.  Any beneficiary that is not a designated beneficiary has a life expectancy of 0.

Required Distributions for Non-Qualified Contracts

Code Section 72(s) requires Nationwide to make certain distributions when a contract owner dies.  The following distributions will be made in accordance with the following requirements:

(1)
If any contract owner dies on or after the annuitization date and before the entire interest in the contract has been distributed, then the remaining interest must be distributed at least as rapidly as the distribution method in effect on the contract owner's death.

(2)
If any contract owner dies before the annuitization date, then the entire interest in the contract (consisting of either the death benefit or the contract value reduced by charges set forth elsewhere in the contract) will be distributed within 5 years of the contract owner's death, provided however:

(a)
any interest payable to or for the benefit of a designated beneficiary may be distributed over the life of the designated beneficiary or over a period not longer than the life expectancy of the designated beneficiary.  Payments must begin within one year of the contract owner's death unless otherwise permitted by federal income tax regulations; and

(b)
if the designated beneficiary is the surviving spouse of the deceased contract owner, the spouse can choose to become the contract owner instead of receiving a death benefit.  Any distributions required under these distribution rules will be made upon that spouse's death.

In the event that the contract owner is not a natural person (e.g., a trust or corporation), for purposes of these distribution provisions:

(a)	the death of the annuitant will be treated as the death of a contract owner;

(b)	any change of annuitant will be treated as the death of a contract owner; and

(c)	in either case, the appropriate distribution will be made upon the death or change, as the case may be.

These distribution provisions do not apply to any contract exempt from Section 72(s) of the Code by reason of Section 72(s)(5) or any other law or rule.

Required Distributions for Tax Sheltered Annuities, IRAs, SEP IRAs, Simple IRAs, and Roth IRAs

Distributions from a Tax Sheltered Annuity, IRA, SEP IRA, or Simple IRA must begin no later than April 1 of the calendar year following the calendar year in which the contract owner reaches age 70½.  Distributions may be paid in a lump sum or in substantially equal payments over:

(a)	the life of the contract owner or the joint lives of the contract owner and the contract owner's designated beneficiary; or

(b)
a period not longer than the period determined under the table in Treasury Regulation 1.401(a)(9)-9, which is the deemed joint life expectancy of the contract owner and a person 10 years younger than the contract owner.  If the designated beneficiary is the spouse of the contract owner, the period may not exceed the longer of the period determined under such table or the joint life expectancy of the contract owner and the contract owner's spouse, determined in accordance with Treasury Regulation 1.72-9, or such additional guidance as may be provided pursuant to Treasury Regulation 1.401(a)(9)-9.

For Tax Sheltered Annuities, required distributions do not have to be withdrawn from this contract if they are being withdrawn from another Tax Sheltered Annuity of the contract owner.

For IRAs, SEP IRAs, and Simple IRAs, required distributions do not have to be withdrawn from this contract if they are being withdrawn from another IRA, SEP IRA, or Simple IRA of the contract owner.

If the contract owner's entire interest in a Tax Sheltered Annuity, IRA, SEP IRA, or Simple IRA will be distributed in equal or substantially equal payments over a period described in (a) or (b) above, the payments must begin on or before the required beginning date.  The required beginning date is April 1 of the calendar year following the calendar year in which the contract owner reaches age 70½.  The rules for Roth IRAs do not require distributions to begin during the contract owner's lifetime, therefore, the required beginning date is not applicable to Roth IRAs.

Due to recent changes in Treasury Regulations, the amount used to compute the minimum distribution requirement may exceed the contract value.

If the contract owner dies before the required beginning date (in the case of a Tax Sheltered Annuity, IRA, SEP IRA, or Simple IRA) or before the entire contract value is distributed (in the case of a Roth IRA), any remaining interest in the contract must be distributed over a period not exceeding the applicable distribution period, which is determined as follows:

(a)
if the designated beneficiary is the contract owner's spouse, the applicable distribution period is the surviving spouse's remaining life expectancy using the surviving spouse's birthday for each distribution calendar year after the calendar year of the contract owner's death.  For calendar years after the death of the contract owner's surviving spouse, the applicable distribution period is the spouse's remaining life expectancy using the spouse's age in the calendar year of the spouse's death, reduced by 1 for each calendar year that elapsed since the calendar year immediately following the calendar year of the spouse's death;

(b)
if the designated beneficiary is not the contract owner's surviving spouse, the applicable distribution period is the designated beneficiary's remaining life expectancy using the designated beneficiary's birthday in the calendar year immediately following the calendar year of the contract owner's death, reduced by 1 for each calendar year that elapsed thereafter; and

(c)	if there is no designated beneficiary, the entire balance of the contract must be distributed by December 31 of the 5th year following the contract owner's death.

If the contract owner dies on or after the required beginning date, the interest in the Tax Sheltered Annuity, IRA, SEP IRA, or Simple IRA must be distributed over a period not exceeding the applicable distribution period, which is determined as follows:

(a)
if the designated beneficiary is the contract owner's spouse, the applicable distribution period is the surviving spouse's remaining life expectancy using the surviving spouse's birthday for each distribution calendar year after the calendar year of the contract owner's death.  For calendar years after the death of the contract owner's surviving spouse, the applicable distribution period is the greater of (a) the contract owner's remaining life expectancy using the contract owner's birthday in the calendar year of the contract owner's death, reduced by 1 for each year thereafter; or (b) the spouse's remaining life expectancy using the spouse's age in the calendar year of the spouse's death, reduced by 1 for each calendar year that elapsed since the calendar year immediately following the calendar year of the spouse's death;

(b)
if the designated beneficiary is not the contract owner's surviving spouse, the applicable distribution period is the greater of (a) the contract owner's remaining life expectancy using the contract owner's birthday in the calendar year of the contract owner's death, reduced by 1 for each year thereafter; or (b) the designated beneficiary's remaining life expectancy using the designated beneficiary's birthday in the calendar year immediately following the calendar year of the contract owner's death, reduced by 1 for each calendar year that elapsed thereafter; and

(c)
if there is no designated beneficiary, the applicable distribution period is the contract owner's remaining life expectancy using the contract owner's birthday in the calendar year of the contract owner's death, reduced by 1 for each year thereafter.

If distribution requirements are not met, a penalty tax of 50% is levied on the difference between the amount that should have been distributed for that year and the amount that actually was distributed for that year.

For IRAs, SEP IRAs, and Simple IRAs, all or a portion of each distribution will be included in the recipient's gross income and taxed at ordinary income tax rates.  The portion of a distribution that is taxable is based on the ratio between the amount by which non-deductible purchase payments exceed prior non-taxable distributions and total account balances at the time of the distribution.  The owner of an IRA, SEP IRA, or Simple IRA must annually report the amount of non-deductible purchase payments, the amount of any distribution, the amount by which non-deductible purchase payments for all years exceed non-taxable distributions for all years, and the total balance of all IRAs, SEP IRAs or Simple IRAs.

Distributions from Roth IRAs may be either taxable or non-taxable, depending upon whether they are "qualified distributions" or "non-qualified distributions."

Tax Changes

The foregoing tax information is based on Nationwide's understanding of federal tax laws.  It is NOT intended as tax advice.  All information is subject to change without notice.  You should consult with your personal tax and/or financial advisor for more information.

In 2001, the Economic Growth and Tax Relief Reconciliation Act (EGTRRA) was enacted.  EGTRRA made numerous changes to the Code, including the following:

•	generally lowering federal income tax rates;

•	increasing the amounts that may be contributed to various retirement plans, such as individual retirement plans, Tax Sheltered Annuities, and Qualified Plans;

•
increasing the portability of various retirement plans by permitting individual retirement plans, Tax Sheltered Annuities, Qualified Plans, and certain governmental 457 plans to "roll" money from one plan to another;

•	eliminating and/or reducing the highest federal estate tax rates;

•	increasing the estate tax credit; and

•	for persons dying after 2009, repealing the estate tax.

In 2006, the Pension Protection Act of 2006 made permanent the EGTRRA provisions noted above that increase the amounts that may be contributed to various retirement plans and that increase the portability of various retirement plans.  However, all of the other changes resulting from EGTRRA are scheduled to "sunset," or become ineffective, after December 31, 2010 unless they are extended by additional legislation.  The sunset date for many of these provisions was extended to December 31, 2012 by the Tax Relief, Unemployment Insurance Reauthorization, and Job Creation Act of 2010.

However, if these changes are not further extended (or modified) by new legislation, the Code will be restored to its pre-EGTRRA form after December 31, 2012.  This creates uncertainty as to future tax requirements and implications.  Please consult a qualified tax or financial advisor for further information relating to these and other tax issues.

State Taxation

The tax rules across the various states and localities are not uniform and therefore are not discussed in this prospectus.  Tax rules that may apply to contracts issued in U.S. territories such as Puerto Rico and Guam are also not discussed.  Purchasers and prospective purchasers should consult a financial consultant, tax advisor, or legal counsel to discuss the taxation and use of the contracts.

STATEMENT OF ADDITIONAL INFORMATION

May 1, 2012

Individual Deferred Variable Annuity Contracts
Issued by Nationwide Life Insurance Company
through its Nationwide Variable Account-13

This Statement of Additional Information is not a prospectus.  It contains additional information than set forth in the prospectus and should be read in conjunction with the prospectus dated May 1, 2012 .  The prospectus may be obtained from Nationwide Life Insurance Company by writing P.O. Box 182021, Columbus, Ohio 43218-2021 or calling: 1-800-478-9727, TDD 1-800-238-3035.   Capitalized terms in this Statement of Additional Information correspond to terms defined in the prospectus.

General Information and History

Nationwide Variable Account-13 is a separate investment account of Nationwide Life Insurance Company ("Nationwide").   Nationwide is a stock life insurance company organized under the laws of the State of Ohio in March 1929 with its Home Office at One Nationwide Plaza, Columbus, Ohio 43215.  Nationwide provides life insurance, annuities and retirement products.  Nationwide is admitted to do business in all states, the District of Columbia and Puerto Rico.  Nationwide is a member of the Nationwide group of companies and all of its common stock is owned by Nationwide Financial Services, Inc. ("NFS"), a holding company.  Nationwide Corporation owns all of NFS's common stock and is a holding company, as well.  All of Nationwide Corporation's common stock is held by Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), the ultimate controlling persons of the Nationwide group of companies.  The Nationwide group of companies is one of America's largest insurance and financial services family of companies, with combined assets of over $ 154 .7 billion as of December 31, 2011 .

Services

Nationwide, which has responsibility for administration of the contracts and the Variable Account, maintains records of the name, address, taxpayer identification number, and other pertinent information for each Contract Owner and the number and type of contract issued to each Contract Owner and records with respect to the Contract Value.

The custodian of the assets of the Variable Account is Nationwide.  Nationwide will maintain a record of all purchases and redemptions of shares of the underlying mutual funds.  Nationwide, or its affiliates may have entered into agreements with the underlying mutual funds and/or their affiliates.  The agreements relate to services furnished by Nationwide or an affiliate of Nationwide.  Some of the services provided include distribution of underlying fund prospectuses, semi-annual and annual fund reports, proxy materials and fund communications, as well as maintaining the websites and voice response systems necessary for Contract Owners to execute trades in the funds.  Nationwide also acts as a limited agent for the fund for purposes of accepting the trades.

See "Underlying Mutual Fund Payments" located in the prospectus.

Distribution, Promotional, and Sales Expenses

In addition to or partially in lieu of commission, Nationwide may pay the selling firms a marketing allowance, which is based on the firm's ability and demonstrated willingness to promote and market Nationwide's products.  How any marketing allowance is spent is determined by the firm, but generally will be used to finance firm activities, such as training and education, that may contribute to the promotion and marketing of Nationwide's products.  Nationwide makes certain assumptions about the amount of marketing allowance it will pay and takes these assumptions into consideration when it determines the charges that will be assessed under the contracts.  For the contracts described in the prospectus, Nationwide assumed 0.75% (of the daily net assets of the Variable Account) for marketing allowance when determining the charges for the contracts.  The actual amount of the marketing allowance may be higher or lower than this assumption.  If the actual amount of marketing allowance paid is more than what was assumed, Nationwide will fund the difference.  Nationwide generally does not profit from any excess marketing allowance if the amount assumed was higher than what is actually paid.  Any excess would be spent on additional marketing for the contracts.  For more information about marketing allowance or how a particular selling firm uses marketing allowances, please consult with your registered representative.

1

Independent Registered Public Accounting Firm

The financial statements of Nationwide Variable Account-13 and the consolidated financial statements and schedules of Nationwide Life Insurance Company and subsidiaries for the periods indicated have been included herein in reliance upon the reports of KPMG LLP, independent registered public accounting firm, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing.  KPMG LLP is located at 191 West Nationwide Blvd., Columbus, Ohio 43215.

Purchase of Securities Being Offered

The contracts will be sold by licensed insurance agents in the states where the contracts may be lawfully sold.  Such agents will be registered representatives of broker-dealers registered under the Securities Exchange Act of 1934 who are members of the Financial Industry Regulatory Authority ("FINRA").

Underwriters

The contracts, which are offered continuously, are distributed by Nationwide Investment Services Corporation ("NISC"), One Nationwide Plaza, Columbus, Ohio 43215, a wholly owned subsidiary of Nationwide.  For contracts issued in Michigan, all references to NISC will mean Nationwide Investment Svcs. Corporation.  During the fiscal years ended December 31, 2011, 2010 and 2009 , no underwriting commissions have been paid by Nationwide to NISC.

Advertising

Money Market Yields

Nationwide may advertise the "yield" and "effective yield" for the money market Sub-Account.  Yield and effective yield are annualized, which means that it is assumed that the underlying mutual fund generates the same level of net income throughout a year.

Yield is a measure of the net dividend and interest income earned over a specific seven-day period (which period will be stated in the advertisement) expressed as a percentage of the offering price of the underlying mutual funds.  The effective yield is calculated similarly, but reflects assumed compounding, calculated under rules prescribed by the SEC.  Thus, effective yield will be slightly higher than yield, due to the compounding.

Historical Performance of the Sub-Accounts

Nationwide will advertise historical performance of the Sub-Accounts in accordance with SEC prescribed calculations.  Performance information is annualized.  However, if a Sub-Account has been available in the Variable Account for less than one year, the performance information for that Sub-Account is not annualized.  Performance information is based on historical earnings and is not intended to predict or project future results.

Standardized performance will reflect the maximum Variable Account charges possible under the contract and the Contract Maintenance Charge.  Non-standardized performance, which will be accompanied by standardized performance, will reflect other expense structures contemplated under the contract.  The expense assumptions will be stated in the advertisement.

Additional Materials

Nationwide may provide information on various topics to Contract Owners and prospective investors in advertising, sales literature or other materials.

Performance Comparisons

Each Sub-Account may, from time to time, include in advertisements the ranking of its performance figures compared with performance figures of other annuity contracts' Sub-Accounts with the same investment objectives which are created by Lipper Analytical Services, Morningstar, Inc. or other recognized ranking services.

Annuity Payments

See "Frequency and Amount of Annuity Payments" located in the prospectus.

2

Report of Independent Registered Public Accounting Firm
The Board of Directors of Nationwide Life Insurance Company and Subsidiaries and
Contract Owners of Nationwide Variable Account-13:
We have audited the accompanying statement of assets, liabilities and contract owners’ equity of Nationwide Variable Account-13 (comprised of the sub-accounts listed in note 1(b), (collectively, “the Accounts”)) as of December 31, 2011, and the related statements of operations for the period then ended, the statements of changes in contract owners’ equity for each of the periods in the two-year period then ended, and the financial highlights for each of the periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Accounts’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2011, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Accounts as of December 31, 2011, the results of their operations for the period then ended, the changes in contract owners’ equity for each of the periods in the two-year period then ended, and the financial highlights for each of the periods in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.
/s/ KPMG LLP
Columbus, Ohio
March 13, 2012

NATIONWIDE VARIABLE ACCOUNT-13
STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY
December 31, 2011

Assets:
Investments at fair value:

Variable Series Funds, Inc. - Global Allocation V.I. Fund - Class III (MLVGA3)
6,343 shares (cost $87,187)	$84,231
Stock Index Fund, Inc. - Initial Shares (DSIF)
3,169 shares (cost $108,244)	93,436
Janus Aspen Series - Balanced Portfolio - Service Shares (JABS)
5,589 shares (cost $159,228)	155,042
Janus Aspen Series - Forty Portfolio - Service Shares (JACAS)
1,351 shares (cost $48,778)	44,203
Janus Aspen Series - Overseas Portfolio - Service II Shares (JAIGS2)
29,444 shares (cost $1,437,255)	1,108,278
Value Series - Service Class (MVFSC)
48,309 shares (cost $567,672)	605,792
U.S. Real Estate Portfolio - Class I (MSVRE)
6,438 shares (cost $82,559)	87,361
VPS Real Estate Investment Portfolio - Class A (ALVREA)
5,733 shares (cost $65,433)	66,387
VPS Small/Mid Cap Value Portfolio - Class A (ALVSVA)
59 shares (cost $890)	907
VP Inflation Protection Fund - Class II (ACVIP2)
38,368 shares (cost $435,829)	450,825
VP International Fund - Class III (ACVI3)
11,252 shares (cost $84,707)	83,599
VP Mid Cap Value Fund - Class I (ACVMV1)
138,056 shares (cost $1,905,481)	1,863,750
VP Value Fund - Class I (ACVV)
198,197 shares (cost $1,083,440)	1,149,541
VP Vista(SM) Fund - Class I (ACVVS1)
295 shares (cost $6,127)	4,444
Small Cap Stock Index Portfolio - Service Shares (DVSCS)
17,068 shares (cost $193,668)	207,722
Appreciation Portfolio - Initial Shares (DCAP)
11,097 shares (cost $413,253)	421,690
Quality Bond Fund II - Primary Shares (FQB)
1,146 shares (cost $13,201)	12,848
VIP Fund - Contrafund Portfolio - Service Class (FCS)
66,812 shares (cost $1,236,217)	1,533,332
VIP Fund - Equity-Income Portfolio - Service Class (FEIS)
4,146 shares (cost $75,280)	77,234
VIP Fund - Growth Portfolio - Service Class (FGS)
2,073 shares (cost $72,479)	76,320
VIP Fund - Investment Grade Bond Portfolio - Service Class (FIGBS)
62,432 shares (cost $804,790)	802,873
VIP Fund - Mid Cap Portfolio - Service Class (FMCS)
5,610 shares (cost $179,609)	162,289
VIP Fund - Money Market Portfolio - Service Class 2 (FMMP2)
4,381,148 shares (cost $4,381,148)	4,381,148
VIP Fund - Overseas Portfolio - Service Class R (FOSR)
11,168 shares (cost $165,802)	151,321
Franklin Small Cap Value Securities Fund - Class 2 (FTVSV2)
5,658 shares (cost $82,023)	87,867
Templeton Developing Markets Securities Fund - Class 3 (FTVDM3)
9,288 shares (cost $83,414)	86,934
Templeton Foreign Securities Fund - Class 2 (TIF2)
1,791 shares (cost $26,778)	22,501

(Continued)

NATIONWIDE VARIABLE ACCOUNT-13
STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY
December 31, 2011

Templeton Foreign Securities Fund - Class 3 (TIF3)
10,347 shares (cost $155,569)	129,445
Templeton Global Bond Securities Fund - Class 3 (FTVGI3)
12,887 shares (cost $251,730)	233,899
Advisers Management Trust - Short Duration Bond Portfolio - I Class Shares (AMTB)
20,499 shares (cost $230,417)	221,186
International Portfolio - S Class Shares (AMINS)
12,801 shares (cost $116,468)	108,169
Mid-Cap Growth Portfolio - I Class Shares (AMCG)
11,803 shares (cost $317,008)	325,160
Small-Cap Growth Portfolio - S Class Shares (AMFAS)
2,271 shares (cost $23,570)	27,552
Global Securities Fund/VA - Class 3 (OVGS3)
1,416 shares (cost $38,597)	39,149
High Income Fund/VA - Class 3 (OVHI3)
5,520 shares (cost $10,538)	10,598
Main Street Small- & Mid-Cap Fund(R)/VA - Non-Service Shares (OVSC)
598 shares (cost $6,904)	10,275
Foreign Bond Portfolio (Unhedged) - Advisor Class (PMVFAD)
2,222 shares (cost $26,646)	26,866
High Yield Portfolio - Administrative Class (PMVHYA)
338,105 shares (cost $2,507,241)	2,525,645
Low Duration Portfolio - Administrative Class (PMVLDA)
193,842 shares (cost $2,037,446)	2,012,084
Total Return Portfolio - Administrative Class (PMVTRA)
225,641 shares (cost $2,499,012)	2,486,561
Putnam VT Small Cap Value Fund - IB Shares (PVTSCB)
285 shares (cost $4,740)	3,720
Growth and Income Portfolio - Class I (ACGI)
70,501 shares (cost $1,191,753)	1,252,805
V.I. Capital Development Fund - Series I (AVCDI)
380 shares (cost $5,556)	4,734
V.I. Small Cap Equity Fund - Series I (AVSCE)
599 shares (cost $10,648)	9,828
Blue Chip Growth Portfolio - II (TRBCG2)
31,670 shares (cost $359,405)	353,756
Equity Income Portfolio - II (TREI2)
1,694 shares (cost $34,738)	32,806
Ivy Fund Variable Insurance Portfolios, Inc. - Asset Strategy (WRASP)
12,124 shares (cost $123,892)	110,426
Advantage VT Small Cap Growth Fund - Class 2 (WFVSCG)
5,947 shares (cost $43,093)	45,673

Total Investments	$23,792,212

Accounts Payable	(1,440)

$23,790,772
Contract Owners’ Equity:
Accumulation units	23,790,772

Total Contract Owners’ Equity (note 5)	$23,790,772

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-13
STATEMENTS OF OPERATIONS
Year Ended December 31, 2011

Investment Activity:	Total	MLVGA3	ACGI	ACVI3	ACVIP2	ACVMV1	ACVV	ACVVS1
Reinvested dividends	$469,984	2,007	2,467	1,900	13,137	21,140	5,072	-
Mortality and expense risk charges (note 2)	(89,895)	(335)	(1,670)	(433)	(1,423)	(5,596)	(1,034)	(16)

Net investment income (loss)	380,089	1,672	797	1,467	11,714	15,544	4,038	(16)
Realized gain (loss) on investments	995,207	1,249	17,121	13,173	3,919	82,536	(390)	(4)
Change in unrealized gain (loss) on investments	(2,187,977)	(9,179)	32,409	(24,950)	13,280	(117,237)	62,549	(377)

Net gain (loss) on investments	(1,192,770)	(7,930)	49,530	(11,777)	17,199	(34,701)	62,159	(381)

Reinvested capital gains	209,806	2,211	-	-	3,360	40,886	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(602,875)	(4,047)	50,327	(10,310)	32,273	21,729	66,197	(397)

Investment Activity:	ALVREA	ALVSVA	AMCG	AMFAS	AMINS	AMTB	AVCDI	AVSCE
Reinvested dividends	$11,241	5	-	-	7,715	9,461	-	-
Mortality and expense risk charges (note 2)	(2,103)	(2)	(897)	(134)	(543)	(897)	(31)	(26)

Net investment income (loss)	9,138	3	(897)	(134)	7,172	8,564	(31)	(26)
Realized gain (loss) on investments	(96,135)	-	31,041	1,116	12,274	(442)	2,693	(48)
Change in unrealized gain (loss) on investments	(12,277)	(88)	(33,318)	(1,592)	(34,619)	(8,004)	(2,442)	(820)

Net gain (loss) on investments	(108,412)	(88)	(2,277)	(476)	(22,345)	(8,446)	251	(868)

Reinvested capital gains	84,794	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(14,480)	(85)	(3,174)	(610)	(15,173)	118	220	(894)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-13
STATEMENTS OF OPERATIONS
Year Ended December 31, 2011

Investment Activity:	DCAP	DSIF	DVSCS	FCS	FEIS	FGS	FIGBS	FMCS
Reinvested dividends	$16,779	1,744	690	14,884	1,927	211	25,030	269
Mortality and expense risk charges (note 2)	(1,872)	(329)	(526)	(5,461)	(234)	(219)	(2,072)	(513)

Net investment income (loss)	14,907	1,415	164	9,423	1,693	(8)	22,958	(244)
Realized gain (loss) on investments	79,336	(833)	7,058	43,774	(62)	306	1,221	4,732
Change in unrealized gain (loss) on investments	(37,380)	142	(7,353)	(104,219)	(2,725)	(2,882)	(4,643)	(24,561)

Net gain (loss) on investments	41,956	(691)	(295)	(60,445)	(2,787)	(2,576)	(3,422)	(19,829)

Reinvested capital gains	-	622	276	-	-	184	15,308	308

Net increase (decrease) in contract owners’ equity resulting from operations	$56,863	1,346	145	(51,022)	(1,094)	(2,400)	34,844	(19,765)

Investment Activity:	FMMP2	FOSR	FQB	FTVDM3	FTVGI3	FTVSV2	FTVUG2	JABS
Reinvested dividends	$368	2,345	654	14,576	13,515	633	2,835	3,571
Mortality and expense risk charges (note 2)	(13,118)	(843)	(43)	(4,557)	(1,978)	(318)	(309)	(519)

Net investment income (loss)	(12,750)	1,502	611	10,019	11,537	315	2,526	3,052
Realized gain (loss) on investments	-	27,756	(2)	229,455	59,731	50	541	340
Change in unrealized gain (loss) on investments	-	(61,723)	(373)	(459,179)	(40,587)	(4,834)	609	(10,243)

Net gain (loss) on investments	-	(33,967)	(375)	(229,724)	19,144	(4,784)	1,150	(9,903)

Reinvested capital gains	-	431	-	-	1,575	-	-	7,203

Net increase (decrease) in contract owners’ equity resulting from operations	$(12,750)	(32,034)	236	(219,705)	32,256	(4,469)	3,676	352

(Continued)

NATIONWIDE VARIABLE ACCOUNT-13
STATEMENTS OF OPERATIONS
Year Ended December 31, 2011

Investment Activity:	JACAS	JAIGS2	LOVMCV	MIGSC	MSVRE	MVFSC	OVGR	OVGS3
Reinvested dividends	$124	5,501	-	-	719	7,170	-	-
Mortality and expense risk charges (note 2)	(219)	(5,129)	(31)	(25)	(369)	(2,716)	(75)	(87)

Net investment income (loss)	(95)	372	(31)	(25)	350	4,454	(75)	(87)
Realized gain (loss) on investments	8,077	411,117	(3,926)	1,690	29,679	77,471	5,632	410
Change in unrealized gain (loss) on investments	(10,189)	(959,159)	-	-	(22,868)	(78,044)	-	552

Net gain (loss) on investments	(2,112)	(548,042)	(3,926)	1,690	6,811	(573)	5,632	962

Reinvested capital gains	-	14,658	-	-	-	2,278	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(2,207)	(533,012)	(3,957)	1,665	7,161	6,159	5,557	875

Investment Activity:	OVHI3	OVSC	PMVFAD	PMVHYA	PMVLDA	PMVTRA	PVTSCB	SBVSG
Reinvested dividends	$-	92	1,208	153,315	39,274	69,404	19	-
Mortality and expense risk charges (note 2)	(16)	(47)	(223)	(7,873)	(8,552)	(9,683)	(12)	(28)

Net investment income (loss)	(16)	45	985	145,442	30,722	59,721	7	(28)
Realized gain (loss) on investments	(2)	1,853	3,369	(67,612)	(2,196)	77,558	(7)	-
Change in unrealized gain (loss) on investments	60	(2,632)	990	6,687	(11,576)	(89,475)	(197)	-

Net gain (loss) on investments	58	(779)	4,359	(60,925)	(13,772)	(11,917)	(204)	-

Reinvested capital gains	-	-	85	-	-	35,627	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$42	(734)	5,429	84,517	16,950	83,431	(197)	(28)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-13
STATEMENTS OF OPERATIONS
Year Ended December 31, 2011

Investment Activity:	TIF2	TIF3	TRBCG2	TREI2	WFVSCG	WRASP
Reinvested dividends	$428	2,610	-	422	-	15,522
Mortality and expense risk charges (note 2)	(86)	(1,250)	(979)	(83)	(127)	(4,234)

Net investment income (loss)	342	1,360	(979)	339	(127)	11,288
Realized gain (loss) on investments	(9)	37,408	52,413	(29)	49	(159,244)
Change in unrealized gain (loss) on investments	(3,098)	(54,536)	(47,608)	(62)	(2,332)	(17,874)

Net gain (loss) on investments	(3,107)	(17,128)	4,805	(91)	(2,283)	(177,118)

Reinvested capital gains	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(2,765)	(15,768)	3,826	248	(2,410)	(165,830)

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-13
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	Total		MLVGA3		ACGI		ACVI3
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$380,089	341,408	1,672	849	797	(1,300)	1,467	5,313
Realized gain (loss) on investments	995,207	1,840,296	1,249	77	17,121	(45,596)	13,173	73,193
Change in unrealized gain (loss) on investments	(2,187,977)	327,323	(9,179)	6,223	32,409	82,952	(24,950)	(46,987)
Reinvested capital gains	209,806	102,696	2,211	563	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(602,875)	2,611,723	(4,047)	7,712	50,327	36,056	(10,310)	31,519

Equity transactions:
Purchase payments received from contract owners (note 3)	2,151,164	3,418,515	5,156	52,794	-	40,614	-	5,354
Transfers between funds	-	-	(14,315)	39,028	1,066,345	(185,106)	20,886	(43,454)
Redemptions (note 3)	(3,312,702)	(8,464,897)	(1,065)	(1,036)	(93,947)	(249,681)	(49,652)	(162,144)
Adjustments to maintain reserves	(216)	6,578	5	(2)	(1)	1,088	(22)	641

Net equity transactions	(1,161,754)	(5,039,804)	(10,219)	90,784	972,397	(393,085)	(28,788)	(199,603)

Net change in contract owners’ equity	(1,764,629)	(2,428,081)	(14,266)	98,496	1,022,724	(357,029)	(39,098)	(168,084)
Contract owners’ equity beginning of period	25,555,401	27,983,482	98,496	-	230,082	587,111	122,695	290,779

Contract owners’ equity end of period	$23,790,772	25,555,401	84,230	98,496	1,252,806	230,082	83,597	122,695

CHANGES IN UNITS:
Beginning units	1,589,748	1,960,317	7,412	-	12,660	36,252	14,312	38,285
Units purchased	1,897,790	2,409,813	380	7,495	62,981	6,260	2,827	10,923
Units redeemed	(1,935,748)	(2,780,382)	(1,191)	(83)	(5,244)	(29,852)	(6,006)	(34,896)

Ending units	1,551,790	1,589,748	6,601	7,412	70,397	12,660	11,133	14,312

(Continued)

NATIONWIDE VARIABLE ACCOUNT-13
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	ACVIP2		ACVMV1		ACVV		ACVVS1
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$11,714	52,592	15,544	19,514	4,038	761	(16)	(13)
Realized gain (loss) on investments	3,919	299,729	82,536	249,371	(390)	(1,693)	(4)	(6)
Change in unrealized gain (loss) on investments	13,280	(75,769)	(117,237)	(93,848)	62,549	5,779	(377)	941
Reinvested capital gains	3,360	-	40,886	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	32,273	276,552	21,729	175,037	66,197	4,847	(397)	922

Equity transactions:
Purchase payments received from contract owners (note 3)	-	47,569	18,120	39,141	21,083	33,837	-	-
Transfers between funds	185,100	(3,349,814)	710,010	968,534	1,012,503	3,263	-	-
Redemptions (note 3)	(67,938)	(367,104)	(195,704)	(605,265)	(174)	(125)	-	-
Adjustments to maintain reserves	8	964	(14)	552	(7)	(2)	(1)	(2)

Net equity transactions	117,170	(3,668,385)	532,412	402,962	1,033,405	36,973	(1)	(2)

Net change in contract owners’ equity	149,443	(3,391,833)	554,141	577,999	1,099,602	41,820	(398)	920
Contract owners’ equity beginning of period	301,399	3,693,232	1,309,605	731,606	49,935	8,115	4,845	3,925

Contract owners’ equity end of period	$450,842	301,399	1,863,746	1,309,605	1,149,537	49,935	4,447	4,845

CHANGES IN UNITS:
Beginning units	21,613	276,629	85,752	57,012	2,869	527	363	363
Units purchased	14,034	21,349	54,195	140,327	62,936	2,350	-	-
Units redeemed	(6,419)	(276,365)	(16,714)	(111,587)	(193)	(8)	-	-

Ending units	29,228	21,613	123,233	85,752	65,612	2,869	363	363

(Continued)

NATIONWIDE VARIABLE ACCOUNT-13
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	ALVREA		ALVSVA		AMCG		AMFAS
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$9,138	(218)	3	(63)	(897)	(1,240)	(134)	(317)
Realized gain (loss) on investments	(96,135)	9	-	16,062	31,041	90,888	1,116	17,128
Change in unrealized gain (loss) on investments	(12,277)	13,230	(88)	387	(33,318)	(13,084)	(1,592)	(7,902)
Reinvested capital gains	84,794	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(14,480)	13,021	(85)	16,386	(3,174)	76,564	(610)	8,909

Equity transactions:
Purchase payments received from contract owners (note 3)	(295)	11,247	-	788	19,534	7,399	-	321
Transfers between funds	(660,849)	750,000	-	(16,964)	214,622	158,320	(4,476)	(49,109)
Redemptions (note 3)	(32,257)	-	-	-	(106,105)	(272,861)	(2,023)	(12,217)
Adjustments to maintain reserves	17	2	(1)	(3)	(9)	672	(16)	42

Net equity transactions	(693,384)	761,249	(1)	(16,179)	128,042	(106,470)	(6,515)	(60,963)

Net change in contract owners’ equity	(707,864)	774,270	(86)	207	124,868	(29,906)	(7,125)	(52,054)
Contract owners’ equity beginning of period	774,270	-	988	781	200,290	230,196	34,677	86,731

Contract owners’ equity end of period	$66,406	774,270	902	988	325,158	200,290	27,552	34,677

CHANGES IN UNITS:
Beginning units	29,898	-	39	39	9,213	13,627	2,568	7,628
Units purchased	2,365	29,898	-	24,864	10,469	28,957	-	2,080
Units redeemed	(29,904)	-	-	(24,864)	(4,768)	(33,371)	(500)	(7,140)

Ending units	2,359	29,898	39	39	14,914	9,213	2,068	2,568

(Continued)

NATIONWIDE VARIABLE ACCOUNT-13
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	AMINS		AMTB		AVCDI		AVSCE
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$7,172	22,845	8,564	(100)	(31)	(15)	(26)	-
Realized gain (loss) on investments	12,274	(86,698)	(442)	(27)	2,693	6	(48)	-
Change in unrealized gain (loss) on investments	(34,619)	123,728	(8,004)	(1,228)	(2,442)	804	(820)	-

Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(15,173)	59,875	118	(1,355)	220	795	(894)	-

Equity transactions:
Purchase payments received from contract owners (note 3)	-	6,669	50,147	197,791	-	-	-	(140)
Transfers between funds	(4,169)	(114,202)	9,348	-	(602)	-	11,670	(637)
Redemptions (note 3)	(31,401)	(228,748)	(34,881)	-	-	-	(947)	777
Adjustments to maintain reserves	9	981	(3)	22	(1)	(2)	3	-

Net equity transactions	(35,561)	(335,300)	24,611	197,813	(603)	(2)	10,726	-

Net change in contract owners’ equity	(50,734)	(275,425)	24,729	196,458	(383)	793	9,832	-
Contract owners’ equity beginning of period	158,914	434,339	196,458	-	5,108	4,315	-	-

Contract owners’ equity end of period	$108,180	158,914	221,187	196,458	4,725	5,108	9,832	-

CHANGES IN UNITS:
Beginning units	12,350	41,049	16,979	-	260	260	-	-
Units purchased	5	4,699	12,861	16,979	2,338	-	1,030	-
Units redeemed	(2,727)	(33,398)	(10,712)	-	(2,338)	-	(88)	-

Ending units	9,628	12,350	19,128	16,979	260	260	942	-

(Continued)

NATIONWIDE VARIABLE ACCOUNT-13
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	DCAP		DSIF		DVSCS		FCS
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$14,907	11,946	1,415	1,241	164	1,316	9,423	8,501
Realized gain (loss) on investments	79,336	22,264	(833)	(14,749)	7,058	115,522	43,774	40,550
Change in unrealized gain (loss) on investments	(37,380)	6,553	142	26,520	(7,353)	(64,939)	(104,219)	143,097
Reinvested capital gains	-	-	622	-	276	-	-	527

Net increase (decrease) in contract owners’ equity resulting from operations	56,863	40,763	1,346	13,012	145	51,899	(51,022)	192,675

Equity transactions:
Purchase payments received from contract owners (note 3)	41,675	23,178	-	17	12,777	7,194	-	(982)
Transfers between funds	196,731	(278,373)	(1,513)	1,632	102,477	(191,688)	390,940	98,964
Redemptions (note 3)	(97,316)	(224,332)	(1,119)	(34,442)	(27,468)	(189,352)	(74,091)	(162,665)
Adjustments to maintain reserves	(30)	975	(2)	(4)	11	1,007	(1)	(2,193)

Net equity transactions	141,060	(478,552)	(2,634)	(32,797)	87,797	(372,839)	316,848	(66,876)

Net change in contract owners’ equity	197,923	(437,789)	(1,288)	(19,785)	87,942	(320,940)	265,826	125,799
Contract owners’ equity beginning of period	223,749	661,538	94,727	114,512	119,790	440,730	1,267,520	1,141,721

Contract owners’ equity end of period	$421,672	223,749	93,439	94,727	207,732	119,790	1,533,346	1,267,520

CHANGES IN UNITS:
Beginning units	14,106	47,989	5,921	8,191	5,459	25,227	62,831	65,964
Units purchased	72,794	6,378	-	110	5,162	8,760	20,204	9,835
Units redeemed	(62,462)	(40,261)	(168)	(2,380)	(1,188)	(28,528)	(4,715)	(12,968)

Ending units	24,438	14,106	5,753	5,921	9,433	5,459	78,320	62,831

(Continued)

NATIONWIDE VARIABLE ACCOUNT-13
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	FEIS		FGS		FIGBS		FMCS
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$1,693	550	(8)	(42)	22,958	13,259	(244)	(1,025)
Realized gain (loss) on investments	(62)	(3,911)	306	2,417	1,221	4,633	4,732	31,581
Change in unrealized gain (loss) on investments	(2,725)	10,397	(2,882)	6,723	(4,643)	3,751	(24,561)	(11,393)
Reinvested capital gains	-	-	184	77	15,308	4,601	308	1,605

Net increase (decrease) in contract owners’ equity resulting from operations	(1,094)	7,036	(2,400)	9,175	34,844	26,244	(19,765)	20,768

Equity transactions:
Purchase payments received from contract owners (note 3)	27,581	25,434	27,581	25,474	267,400	161,054	38,617	42,604
Transfers between funds	7,021	(3,304)	18,687	(1,220)	94,523	3,585	(189,149)	242,689
Redemptions (note 3)	-	(64)	(973)	-	(16,837)	357	(10,003)	(19,413)
Adjustments to maintain reserves	(1)	(1)	(2)	4	(7)	279	(12)	7

Net equity transactions	34,601	22,065	45,293	24,258	345,079	165,275	(160,547)	265,887

Net change in contract owners’ equity	33,507	29,101	42,893	33,433	379,923	191,519	(180,312)	286,655
Contract owners’ equity beginning of period	43,733	14,632	33,433	-	422,949	231,430	342,593	55,938

Contract owners’ equity end of period	$77,240	43,733	76,326	33,433	802,872	422,949	162,281	342,593

CHANGES IN UNITS:
Beginning units	2,743	1,055	2,134	-	29,138	17,108	20,324	4,257
Units purchased	2,074	1,913	2,808	4,129	26,203	20,710	5,995	91,191
Units redeemed	-	(225)	(60)	(1,995)	(3,435)	(8,680)	(15,464)	(75,124)

Ending units	4,817	2,743	4,882	2,134	51,906	29,138	10,855	20,324

(Continued)

NATIONWIDE VARIABLE ACCOUNT-13
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	FMMP2		FOSR		FQB		FTVDM3
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$(12,750)	(12,482)	1,502	1,302	611	(9)	10,019	22,730
Realized gain (loss) on investments	-	-	27,756	(88,537)	(2)	-	229,455	217,192
Change in unrealized gain (loss) on investments	-	-	(61,723)	161,702	(373)	19	(459,179)	70,992
Reinvested capital gains	-	1,724	431	427	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(12,750)	(10,758)	(32,034)	74,894	236	10	(219,705)	310,914

Equity transactions:
Purchase payments received from contract owners (note 3)	1,267,619	1,471,276	-	6,984	2,100	10,503	9,476	3,012
Transfers between funds	1,765,020	1,891,701	40,939	86,086	-	-	(1,309,366)	(195,741)
Redemptions (note 3)	(1,126,088)	(1,276,542)	(98,138)	(315,358)	-	-	(146,413)	(352,774)
Adjustments to maintain reserves	(10)	(44)	(8)	914	(6)	4	(3)	890

Net equity transactions	1,906,541	2,086,391	(57,207)	(221,374)	2,094	10,507	(1,446,306)	(544,613)

Net change in contract owners’ equity	1,893,791	2,075,633	(89,241)	(146,480)	2,330	10,517	(1,666,011)	(233,699)
Contract owners’ equity beginning of period	2,487,350	411,717	240,563	387,043	10,517	-	1,752,960	1,986,659

Contract owners’ equity end of period	$4,381,141	2,487,350	151,322	240,563	12,847	10,517	86,949	1,752,960

CHANGES IN UNITS:
Beginning units	215,676	35,590	17,745	32,141	725	-	88,191	117,076
Units purchased	1,118,138	1,213,798	3,968	28,815	144	725	12,572	9,746
Units redeemed	(952,726)	(1,033,712)	(8,161)	(43,211)	-	-	(95,534)	(38,631)

Ending units	381,088	215,676	13,552	17,745	869	725	5,229	88,191

(Continued)

NATIONWIDE VARIABLE ACCOUNT-13
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	FTVGI3		FTVSV2		FTVUG2		JABS
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$11,537	(2,680)	315	837	2,526	(168)	3,052	2,232
Realized gain (loss) on investments	59,731	112,061	50	55,963	541	(68)	340	500
Change in unrealized gain (loss) on investments	(40,587)	2,492	(4,834)	(15,125)	609	(609)	(10,243)	3,544
Reinvested capital gains	1,575	182	-	-	-	-	7,203	-

Net increase (decrease) in contract owners’ equity resulting from operations	32,256	112,055	(4,469)	41,675	3,676	(845)	352	6,276

Equity transactions:
Purchase payments received from contract owners (note 3)	41,629	158,499	6,187	243	2,100	10,634	17,462	103,236
Transfers between funds	(1,107,808)	(460,309)	20,955	(115,881)	(104,190)	89,846	17,514	-
Redemptions (note 3)	(20,692)	(145,109)	(1,971)	(33,166)	(834)	(384)	(983)	(2,055)
Adjustments to maintain reserves	(6)	2	(12)	75	(5)	2	(9)	(1)

Net equity transactions	(1,086,877)	(446,917)	25,159	(148,729)	(102,929)	100,098	33,984	101,180

Net change in contract owners’ equity	(1,054,621)	(334,862)	20,690	(107,054)	(99,253)	99,253	34,336	107,456
Contract owners’ equity beginning of period	1,288,522	1,623,384	67,168	174,222	99,253	-	120,699	13,243

Contract owners’ equity end of period	$233,901	1,288,522	87,858	67,168	-	99,253	155,035	120,699

CHANGES IN UNITS:
Beginning units	73,636	105,741	2,933	9,695	7,313	-	6,793	813
Units purchased	2,464	81,038	1,369	8,736	154	7,341	1,903	6,100
Units redeemed	(62,574)	(113,143)	(309)	(15,498)	(7,467)	(28)	(59)	(120)

Ending units	13,526	73,636	3,993	2,933	-	7,313	8,637	6,793

(Continued)

NATIONWIDE VARIABLE ACCOUNT-13
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	JACAS		JAIGS2		LOVMCV		MIGSC
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$(95)	(349)	372	2,827	(31)	(52)	(25)	-
Realized gain (loss) on investments	8,077	33,758	411,117	200,719	(3,926)	6,201	1,690	-
Change in unrealized gain (loss) on investments	(10,189)	(40,258)	(959,159)	181,433	-	(5,740)	-	-
Reinvested capital gains	-	-	14,658	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(2,207)	(6,849)	(533,012)	384,979	(3,957)	409	1,665	-

Equity transactions:
Purchase payments received from contract owners (note 3)	-	49,608	11,205	50,542	-	-	-	-
Transfers between funds	44,601	(155,442)	(65,125)	(90,132)	8,629	-	(1,601)	-
Redemptions (note 3)	(68,252)	(24,463)	(57,512)	(208,277)	(4,671)	(24,816)	(63)	-
Adjustments to maintain reserves	(20)	42	(4)	(2,481)	(1)	-	(1)	-

Net equity transactions	(23,671)	(130,255)	(111,436)	(250,348)	3,957	(24,816)	(1,665)	-

Net change in contract owners’ equity	(25,878)	(137,104)	(644,448)	134,631	-	(24,407)	-	-
Contract owners’ equity beginning of period	70,071	207,175	1,752,733	1,618,102	-	24,407	-	-

Contract owners’ equity end of period	$44,193	70,071	1,108,285	1,752,733	-	-	-	-

CHANGES IN UNITS:
Beginning units	3,641	11,450	65,170	74,916	-	1,645	-	-
Units purchased	3,166	2,931	6,343	9,584	1,499	-	1,426	-
Units redeemed	(4,328)	(10,740)	(10,436)	(19,330)	(1,499)	(1,645)	(1,426)	-

Ending units	2,479	3,641	61,077	65,170	-	-	-	-

(Continued)

NATIONWIDE VARIABLE ACCOUNT-13
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	MSVRE		MVFSC		OVGR		OVGS3
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$350	8,595	4,454	11,121	(75)	-	(87)	-
Realized gain (loss) on investments	29,679	130,505	77,471	(107,208)	5,632	-	410	-
Change in unrealized gain (loss) on investments	(22,868)	(66,098)	(78,044)	177,855	-	-	552	-
Reinvested capital gains	-	-	2,278	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	7,161	73,002	6,159	81,768	5,557	-	875	-

Equity transactions:
Purchase payments received from contract owners (note 3)	3,094	4,573	-	15,588	-	-	-	-
Transfers between funds	54,900	(314,885)	183,233	(130,378)	17,370	-	46,719	-
Redemptions (note 3)	(62,144)	(141,662)	(207,091)	(522,829)	(22,928)	-	(8,445)	-
Adjustments to maintain reserves	(16)	857	(21)	(613)	1	-	4	-

Net equity transactions	(4,166)	(451,117)	(23,879)	(638,232)	(5,557)	-	38,278	-

Net change in contract owners’ equity	2,995	(378,115)	(17,720)	(556,464)	-	-	39,153	-
Contract owners’ equity beginning of period	84,362	462,477	623,502	1,179,966	-	-	-	-

Contract owners’ equity end of period	$87,357	84,362	605,782	623,502	-	-	39,153	-

CHANGES IN UNITS:
Beginning units	3,233	22,957	35,080	73,423	-	-	-	-
Units purchased	2,114	1,476	13,190	13,911	19,698	-	4,474	-
Units redeemed	(2,174)	(21,200)	(13,791)	(52,254)	(19,698)	-	(1,446)	-

Ending units	3,173	3,233	34,479	35,080	-	-	3,028	-

(Continued)

NATIONWIDE VARIABLE ACCOUNT-13
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	OVHI3		OVSC		PMVFAD		PMVHYA
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$(16)	(12)	45	70	985	310	145,442	64,316
Realized gain (loss) on investments	(2)	(1,599)	1,853	2,544	3,369	273	(67,612)	34,654
Change in unrealized gain (loss) on investments	60	-	(2,632)	709	990	(1,118)	6,687	32,469
Reinvested capital gains	-	-	-	-	85	560	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	42	(1,611)	(734)	3,323	5,429	25	84,517	131,439

Equity transactions:
Purchase payments received from contract owners (note 3)	-	25	-	-	-	47,513	54,115	213,035
Transfers between funds	10,585	1,993	(4,297)	-	(37,850)	-	(86,342)	2,057,310
Redemptions (note 3)	(30)	(407)	(188)	(6,083)	(11,064)	-	(76,655)	(298,499)
Adjustments to maintain reserves	-	-	4	(10)	(8)	4	(196)	(650)

Net equity transactions	10,555	1,611	(4,481)	(6,093)	(48,922)	47,517	(109,078)	1,971,196

Net change in contract owners’ equity	10,597	-	(5,215)	(2,770)	(43,493)	47,542	(24,561)	2,102,635
Contract owners’ equity beginning of period	-	-	15,494	18,264	70,353	22,811	2,549,297	446,662

Contract owners’ equity end of period	$10,597	-	10,279	15,494	26,860	70,353	2,524,736	2,549,297

CHANGES IN UNITS:
Beginning units	-	-	705	1,022	5,900	2,085	125,293	25,134
Units purchased	3,749	14,674	-	-	-	3,815	202,891	155,541
Units redeemed	(11)	(14,674)	(225)	(317)	(3,815)	-	(207,684)	(55,382)

Ending units	3,738	-	480	705	2,085	5,900	120,500	125,293

(Continued)

NATIONWIDE VARIABLE ACCOUNT-13
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	PMVLDA		PMVTRA		PVTSCB		SBVSG
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$30,722	41,046	59,721	68,548	7	(1)	(28)	(100)
Realized gain (loss) on investments	(2,196)	64,292	77,558	158,143	(7)	(10)	-	2,185
Change in unrealized gain (loss) on investments	(11,576)	40,765	(89,475)	(34,253)	(197)	809	-	(2,459)
Reinvested capital gains	-	11,713	35,627	80,717	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	16,950	157,816	83,431	273,155	(197)	798	(28)	(374)

Equity transactions:
Purchase payments received from contract owners (note 3)	13,523	107,520	109,729	314,431	-	-	-	(1)
Transfers between funds	(1,473,980)	(110,201)	(266,880)	(82,830)	-	-	28	(1,710)
Redemptions (note 3)	(159,832)	(1,040,714)	(176,525)	(1,142,210)	-	-	-	(45,160)
Adjustments to maintain reserves	154	211	8	168	(1)	(2)	-	(1)

Net equity transactions	(1,620,135)	(1,043,184)	(333,668)	(910,441)	(1)	(2)	28	(46,872)

Net change in contract owners’ equity	(1,603,185)	(885,368)	(250,237)	(637,286)	(198)	796	-	(47,246)
Contract owners’ equity beginning of period	3,615,083	4,500,451	2,736,438	3,373,724	3,914	3,118	-	47,246

Contract owners’ equity end of period	$2,011,898	3,615,083	2,486,201	2,736,438	3,716	3,914	-	-

CHANGES IN UNITS:
Beginning units	263,759	344,561	166,630	221,487	202	202	-	5,503
Units purchased	14,821	148,818	16,171	40,632	-	-	8,549	-
Units redeemed	(132,815)	(229,620)	(36,279)	(95,489)	-	-	(8,549)	(5,503)

Ending units	145,765	263,759	146,522	166,630	202	202	-	-

(Continued)

NATIONWIDE VARIABLE ACCOUNT-13
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	TIF2		TIF3		TRBCG2		TREI2
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$342	351	1,360	3,756	(979)	(1,974)	339	109
Realized gain (loss) on investments	(9)	(11)	37,408	(40,608)	52,413	224,287	(29)	(12)
Change in unrealized gain (loss) on investments	(3,098)	1,539	(54,536)	51,842	(47,608)	(189,629)	(62)	1,042
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(2,765)	1,879	(15,768)	14,990	3,826	32,684	248	1,139

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	9,762	54,394	31,838	6,512	-	-
Transfers between funds	-	-	29,930	(88,380)	242,588	(418,707)	23,494	-
Redemptions (note 3)	-	-	(46,075)	(113,835)	(97,607)	(242,826)	-	-
Adjustments to maintain reserves	(1)	(1)	(6)	559	6	1,645	9	(3)

Net equity transactions	(1)	(1)	(6,389)	(147,262)	176,825	(653,376)	23,503	(3)

Net change in contract owners’ equity	(2,766)	1,878	(22,157)	(132,272)	180,651	(620,692)	23,751	1,136
Contract owners’ equity beginning of period	25,270	23,392	151,597	283,869	173,106	793,798	9,060	7,924

Contract owners’ equity end of period	$22,504	25,270	129,440	151,597	353,757	173,106	32,811	9,060

CHANGES IN UNITS:
Beginning units	1,201	1,201	11,042	22,353	13,493	71,519	776	776
Units purchased	-	-	52,428	7,505	30,155	7,038	2,072	-
Units redeemed	-	-	(52,876)	(18,816)	(16,386)	(65,064)	1	-

Ending units	1,201	1,201	10,594	11,042	27,262	13,493	2,849	776

(Continued)

NATIONWIDE VARIABLE ACCOUNT-13
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	WFVSCG		WRASP
	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$(127)	(96)	11,288	(3,173)
Realized gain (loss) on investments	49	(3,067)	(159,244)	27,389
Change in unrealized gain (loss) on investments	(2,332)	4,912	(17,874)	(165,447)
Reinvested capital gains	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(2,410)	1,749	(165,830)	(141,231)

Equity transactions:
Purchase payments received from contract owners (note 3)	23,738	17,401	18,211	45,630
Transfers between funds	4,771	424	(1,219,627)	5,092
Redemptions (note 3)	-	-	(74,600)	587
Adjustments to maintain reserves	7	(7)	2	(9)

Net equity transactions	28,516	17,818	(1,276,014)	51,300

Net change in contract owners’ equity	26,106	19,567	(1,441,844)	(89,931)
Contract owners’ equity beginning of period	19,567	-	1,552,266	1,642,197

Contract owners’ equity end of period	$45,673	19,567	110,422	1,552,266

CHANGES IN UNITS:
Beginning units	1,595	-	120,072	137,565
Units purchased	2,330	31,461	10,341	176,921
Units redeemed	(9)	(29,866)	(121,176)	(194,414)

Ending units	3,916	1,595	9,237	120,072

See accompanying notes to financial statements.

NATIONWIDE VA SEPARATE ACCOUNT - 13 NOTES TO FINANCIAL STATEMENTS December 31, 2011

(1) Background and Summary of Significant Accounting Policies
(a) Organization and Nature of Operations
Nationwide Variable Account-13 (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on July 10, 2001 and commenced operations on December 31, 2002. The Account is registered as a unit investment trust under the Investment Company Act of 1940.
The Company offers Individual Deferred Variable Annuity Contracts through the Account. The primary distribution for the contracts is through Investment Advisors.
(b) The Contracts
Only contracts without a front-end sales charge are offered for purchase. See note 2 for a discussion of contract expenses.
With certain exceptions, contract owners in either the accumulation or the payout phase may invest in the following:
BLACKROCK FUNDS
Variable Series Funds, Inc. - Global Allocation V.I. Fund - Class III (MLVGA3)
DREYFUS CORPORATION FUNDS
Stock Index Fund, Inc. - Initial Shares (DSIF)
JANUS FUNDS
Janus Aspen Series - Balanced Portfolio - Service Shares (JABS)
Janus Aspen Series - Forty Portfolio - Service Shares (JACAS)
Janus Aspen Series - Overseas Portfolio - Service II Shares (JAIGS2)
Janus Aspen Series - Overseas Portfolio - Service Shares (JAIGS)*
LORD ABBETT FUNDS
Series Fund - Growth and Income Portfolio - Class VC (LOVGI)*
Series Fund - Mid Cap Value Portfolio - Class VC (LOVMCV)*
MASSACHUSETTS FINANCIAL SERVICES CO.
Investors Growth Stock Series - Service Class (MIGSC)*
Value Series - Service Class (MVFSC)
MORGAN STANLEY
Emerging Markets Debt Portfolio - Class I (MSEM)*
U.S. Real Estate Portfolio - Class I (MSVRE)
NATIONWIDE FUNDS GROUP
NVIT Cardinal Aggressive Fund - Class II (NVCRA2)*
NVIT Cardinal Balanced Fund - Class II (NVCRB2)*
NVIT Cardinal Capital Appreciation Fund - Class II (NVCCA2)*
NVIT Cardinal Conservative Fund - Class II (NVCCN2)*
NVIT Cardinal Moderate Fund - Class II (NVCMD2)*
NVIT Cardinal Moderately Aggressive Fund - Class II (NVCMA2)*
NVIT Cardinal Moderately Conservative Fund - Class II (NVCMC2)*
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)*
NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)*
NVIT Investor Destinations Capital Appreciation Fund - Class II (NVDCA2)*
NVIT Investor Destinations Conservative Fund - Class II (GVIDC)*
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)*
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)*
NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)*
NVIT Multi-Manager International Growth Fund - Class VI (NVMIG6)*
NVIT Multi-Manager International Value Fund - Class VI (GVDIV6)*
NVIT Multi-Manager Large Cap Growth Fund - Class II (NVMLG2)*
NVIT Multi-Manager Large Cap Value Fund - Class II (NVMLV2)*
NVIT Multi-Manager Mid Cap Growth Fund - Class II (NVMMG2)*
NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)*
NVIT Multi-Manager Small Cap Growth Fund - Class II (SCGF2)*
NVIT Multi-Manager Small Cap Value Fund - Class II (SCVF2)*
NVIT Multi-Manager Small Company Fund - Class II (SCF2)*
PORTFOLIOS OF THE ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.
VPS Growth and Income Portfolio - Class A (ALVGIA)*
VPS International Value Portfolio - Class A (ALVIVA)*
VPS Real Estate Investment Portfolio - Class A (ALVREA)
VPS Small/Mid Cap Value Portfolio - Class A (ALVSVA)
PORTFOLOS OF THE AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
VP Income & Growth Fund - Class I (ACVIG)*
VP Inflation Protection Fund - Class II (ACVIP2)
VP International Fund - Class I (ACVI)*
VP International Fund - Class III (ACVI3)
VP Mid Cap Value Fund - Class I (ACVMV1)
VP Ultra(R) Fund - Class I (ACVU1)*
VP Value Fund - Class I (ACVV)
VP Vista(SM) Fund - Class I (ACVVS1)
PORTFOLIOS OF THE DREYFUS INVESTMENT PORTFOLIOS
Small Cap Stock Index Portfolio - Service Shares (DVSCS)
PORTFOLIOS OF THE DREYFUS VARIABLE INVESTMENT FUND
Appreciation Portfolio - Initial Shares (DCAP)
Opportunistic Small Cap Portfolio: Initial Shares (DSC)*
PORTFOLIOS OF THE FEDERATED INSURANCE SERIES
Quality Bond Fund II - Primary Shares (FQB)
PORTFOLIOS OF THE FIDELITY(R) VARIABLE INSURANCE PRODUCTS
VIP Fund - Contrafund Portfolio - Service Class (FCS)
VIP Fund - Equity-Income Portfolio - Service Class (FEIS)
VIP Fund - Growth Portfolio - Service Class (FGS)
VIP Fund - Investment Grade Bond Portfolio - Service Class (FIGBS)
VIP Fund - Mid Cap Portfolio - Service Class (FMCS)
VIP Fund - Money Market Portfolio - Service Class 2 (FMMP2)
VIP Fund - Overseas Portfolio - Service Class (FOS)*
VIP Fund - Overseas Portfolio - Service Class R (FOSR)
PORTFOLIOS OF THE FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
Franklin Small Cap Value Securities Fund - Class 2 (FTVSV2)
Franklin U.S. Government Fund - Class 2 (FTVUG2)*
Templeton Developing Markets Securities Fund - Class 2 (FTVDM2)*
Templeton Developing Markets Securities Fund - Class 3 (FTVDM3)
Templeton Foreign Securities Fund - Class 2 (TIF2)
Templeton Foreign Securities Fund - Class 3 (TIF3)
Templeton Global Bond Securities Fund - Class 3 (FTVGI3)
Templeton Growth Securities Fund - Class 2 (FTVGS2)*
PORTFOLIOS OF THE LEGG MASON PARTNERS VARIABLE EQUITY TRUST

(Continued)

NATIONWIDE VA SEPARATE ACCOUNT - 13 NOTES TO FINANCIAL STATEMENTS December 31, 2011

ClearBridge Variable Small Cap Growth Portfolio - Class I (SBVSG)*
ClearBridge Variable Small Cap Growth Portfolio - Class II (SBVSG2)*
PORTFOLIOS OF THE NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
Advisers Management Trust - Short Duration Bond Portfolio - I Class Shares (AMTB)
International Portfolio - S Class Shares (AMINS)
Mid-Cap Growth Portfolio - I Class Shares (AMCG)
Regency Portfolio - S Class Shares (AMRS)*
Small-Cap Growth Portfolio - S Class Shares (AMFAS)
PORTFOLIOS OF THE OPPENHEIMER VARIABLE ACCOUNT FUNDS
Capital Appreciation Fund/VA - Non-Service Shares (OVGR)*
Global Securities Fund/VA - Class 3 (OVGS3)
Global Securities Fund/VA - Non-Service Shares (OVGS)*
High Income Fund/VA - Class 3 (OVHI3)
High Income Fund/VA - Non-Service Shares (OVHI)*
Main Street Fund(R)/VA - Non-Service Shares (OVGI)*
Main Street Small- & Mid-Cap Fund(R)/VA - Non-Service Shares (OVSC)
PORTFOLIOS OF THE PIMCO VARIABLE INSURANCE TRUST
Foreign Bond Portfolio (Unhedged) - Advisor Class (PMVFAD)
High Yield Portfolio - Administrative Class (PMVHYA)
Low Duration Portfolio - Administrative Class (PMVLDA)
Total Return Portfolio - Administrative Class (PMVTRA)
PORTFOLIOS OF THE PUTNAM VARIABLE TRUST
Putnam VT Growth and Income Fund - IB Shares (PVGIB)*
Putnam VT International Equity Fund - IB Shares (PVTIGB)*
Putnam VT Small Cap Value Fund - IB Shares (PVTSCB)
Putnam VT Voyager Fund - IB Shares (PVTVB)*
PORTFOLIOS OF THE VAN KAMPEN LIFE INVESTMENT TRUST
Comstock Portfolio - Class I (ACC1)*
Growth and Income Portfolio - Class I (ACGI)
V.I. Basic Value Fund - Series I (AVBVI)*
V.I. Capital Appreciation Fund - Series I (AVCA)*
V.I. Capital Development Fund - Series I (AVCDI)
V.I. Small Cap Equity Fund - Series I (AVSCE)
T. ROWE PRICE
Blue Chip Growth Portfolio - II (TRBCG2)
Equity Income Portfolio - II (TREI2)
WADDELL & REED, INC.
Ivy Fund Variable Insurance Portfolios, Inc. - Asset Strategy (WRASP)
WELLS FARGO FUNDS
Advantage VT Small Cap Growth Fund - Class 2 (WFVSCG)
*At December 31, 2011, contract owners were not invested in this fund.
The contract owners’ equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.
A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.
Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.
A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners’ Equity if a prior period purchase payment is refunded to a contract owner due to a contract cancellation during the free look period, and/or if a gain is realized by the contract owner during the free look period.
The Company allocates purchase payments to sub-accounts and/or the fixed account as instructed by the contract owner. Shares of the sub-accounts are purchased at Net Asset Value, then converted into accumulation units. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.
(c) Security Valuation, Transactions and Related Investment Income
Investments in underlying mutual funds are valued at the closing net asset value per share at December 31, 2011 of such funds. The cost of investments sold is determined on a first in - first out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed), and dividends and capital gain distributions are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.
(d) Federal Income Taxes
Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code. The Company does not provide for income taxes within the Account. Taxes are generally the responsibility of the contract owner upon termination or withdrawal.
(e) Use of Estimates in the Preparation of Financial Statements
The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.
(f) Recently Issued Accounting Standards
FASB ASC 820 was effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years, with early adoption permitted. The Account adopted FASB ASC 820 effective January 1, 2008. The adoption of FASB ASC 820 did not have a material impact on the Account’s financial position or results of operations.
In September 2009 the FASB issued ASU 2009-12, which amends FASB ASC 820, Fair Value Measurements and Disclosures. This guidance applies to reporting entities that hold an investment that is required or permitted to be measured or disclosed at fair value on a recurring or nonrecurring basis if the investment does not have a readily determinable fair value and the investee has attributes of an investment company. For these investments, this update allows, as a practical expedient, the use of net asset value (NAV) as the basis to estimate fair value as long as it is not probable, as of the measurement date that the investment will be sold and NAV is not the value that will be used in the sale. The NAVs must be calculated consistent with the American Institute of Certified Public Accountants Audit and Accounting Guide, Investment Companies, which generally requires these investments to be measured at fair value. Additionally, the guidance provided updated disclosures for investments within its scope and noted that if the investor can redeem the investment with the investee on the measurement date at NAV, the investment should likely be classified as Level 2 in the fair value hierarchy. Investments that cannot be redeemed with the investee at NAV would generally be classified as Level 3 in the fair be classified as Level 3 in the fair value hierarchy. If the investment is not redeemable with the investee on the measurement date, but will be at a future date, the length of time until the investment is redeemable should be considered in determining classification as Level 2 or 3. This guidance is effective for interim and annual periods ending after December 15, 2009 with early adoption permitted. The Account adopted this guidance effective the period ending December 31, 2009. The adoption of this guidance did not have a material impact on the financial statements of the Account.

(Continued)

NATIONWIDE VA SEPARATE ACCOUNT -13 NOTES TO FINANCIAL STATEMENTS December 31, 2011

In January 2010, the FASB issued ASU 2010-06, which amends FASB ASC 820, Fair Value Measurement and Disclosures. This guidance requires new disclosures and provides amendments to clarify existing disclosures. The new requirements include disclosing transfers in and out of Levels 1 and 2 fair value measurements, the reasons for the transfers, and further disaggregating activity in Level 3 fair value measurements. The clarification of existing disclosure guidance includes further disaggregation of fair value measurement disclosures for each class of assets and liabilities and providing disclosures about the valuation techniques and inputs used to measure fair value for both recurring and nonrecurring fair value measurements. This guidance is effective for interim and annual reporting periods beginning after December 15, 2009, except for the new disclosures regarding the activity in Level 3 measurements, which shall be effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years. The Account adopted this guidance effective January 1, 2010, except for the new disclosure regarding the activity in Level 3 measurements, which the Account adopted for the fiscal period beginning January 1, 2011.
In May 2011, the FASB issued ASU 2011-04, which amends existing guidance in Accounting Standards Codification (ASC) 820, Fair Value Measurements and Disclosures. The guidance in this ASU clarifies existing fair value measurement guidance and expands disclosures primarily related to Level 3 fair value measurements. The ASU will require reporting entities to disclose quantitative information about the unobservable inputs used in the fair value measurements categorized within Level 3 of the fair value hierarchy. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. The Account will adopt this guidance prospectively for the annual period beginning January 1, 2012. The adoption of this guidance will result in increased disclosures and will have an immaterial impact on the Account’s financial statements.
(g) Subsequent Events
The Company evaluated subsequent events through the date the financial statements were issued with the SEC.
(2) Expenses
The Company does not deduct a sales charge from purchase payments received from the contract owners. No sales charges are deducted upon surrender of the contract.
The Company deducts a mortality and expense risk charge assessed through a reduction of the unit value. The Option table below illustrates the annual rate for all contract level charges by product, as well as the maximum variable account charge per product. The table also summarizes the contract level options available to contract holders. The options and related charges are described in more detail in the applicable product prospectus.

Nationwide Variable Account - 13 Options	BOA Advisor
Variable Account Charges - Recurring
Death Benefit Options:	0.35%
One-Year Enhanced…	0.20%
If death before annuitization, benefit will be greatest of (i) contract value, (ii) purchase payments less surrenders or (iii) highest contract value before 81th birthday less surrenders.

Maximum Variable Account Charges*	0.55%
* When maximum options are elected.
The following table provides mortality and expense risk charges by asset fee rates for the period ended December 31, 2011.

	Total	MLVGA3	ACGI	ACVI3	ACVIP2	ACVMV1	ACVV	ACVVS1

0.35%	$79,849	$335	$1,433	$282	$718	$4,859	$1,034	$16
0.55%	10,046	-	237	151	705	737	-	-

Totals	$89,895	$335	$1,670	$433	$1,423	$5,596	$1,034	$16

	ALVREA	ALVSVA	AMCG	AMFAS	AMINS	AMTB	AVCDI	AVSCE

0.35%	$2,103	$2	$643	$73	$356	$897	$31	$26
0.55%	-	-	254	61	187	-	-	-

	$2,103	$2	$897	$134	$543	$897	$31	$26

	DCAP	DSIF	DVSCS	FCS	FEIS	FGS	FIGBS	FMCS

0.35%	$1,671	$329	$393	$4,929	$208	$219	$1,884	$439
0.55%	201	-	133	532	26	-	188	74

	$1,872	$329	$526	$5,461	$234	$219	$2,072	$513

	FMMP2	FOSR	FQB	FTVDM3	FTVGI3	FTVSV2	FTVUG2	JABS

0.35%	$12,498	$570	$43	$4,454	$1,978	$239	$34	$441
0.55%	620	273	-	103	-	79	275	78

	$13,118	$843	$43	$4,557	$1,978	$318	$309	$519

	JACAS	JAIGS2	LOVMCV	MIGSC	MSVRE	MVFSC	OVGR	OVGS3

0.35%	$196	$4,820	$31	$-	$252	$1,222	$75	$-
0.55%	23	309	-	25	117	1,494	-	87

	$219	$5,129	$31	$25	$369	$2,716	$75	$87

	OVHI3	OVSC	PMVFAD	PMVHYA	PMVLDA	PMVTRA	PVTSCB	SBVSG

0.35%	$-	$47	$223	$7,511	$7,359	$8,546	$12	$28
0.55%	16	-	-	362	1,193	1,137	-	-

	$16	$47	$223	$7,873	$8,552	$9,683	$12	$28

	TIF2	TIF3	TRBCG2	TREI2	WFVSCG	WRASP

0.35%	$86	$1,111	$749	$83	$127	$4,234
0.55%	-	139	230	-	-	-

	$86	$1,250	$979	$83	$127	$4,234

(3) Related Party Transactions
The Company performs various services on behalf of the mutual fund companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.
Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. The fixed account assets are not reflected in the accompanying financial statements. In addition, the Account portion of contract owner loans is transferred to the accounts of the Company for administration and collection. Loan repayments are transferred to the Account at the direction of the contract owner. For the years ended December 31, 2011 and 2010, total transfers to the Account from the fixed account were $0 and $92,982, respectively, and total transfers from the Account to the fixed account were $0 and $98,117, respectively. Transfers from the Account to the fixed account are included in redemptions, and transfers to the Account from the fixed account are included in purchase payments received from contract owners, as applicable, on the accompanying Statements of Changes in Contract Owners’ Equity.

(Continued)

NATIONWIDE VA SEPARATE ACCOUNT - 13 NOTES TO FINANCIAL STATEMENTS December 31, 2011

For guaranteed minimum death benefits, the Company contributed $0 and $32,016 to the Account in the form of additional premium to contract owner accounts for the years ended December 31, 2011 and 2010, respectively. These amounts are included in purchase payments received from contract owners and are credited at time of annuitant death.
(4) Fair Value Measurement
FASB ASC 820 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Account generally uses the market approach as the valuation technique due to the nature of the mutual fund investments offered in the Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs.
In accordance with FASB ASC 820, the Account categorized its financial instruments into a three level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.
The Account categorizes financial assets recorded at fair value as follows:
• Level 1 – Unadjusted quoted prices accessible in active markets and mutual funds where the value per share (unit) is determined and published and is the basis for current transactions for identical assets or liabilities at the measurement date.
• Level 2 – Unadjusted quoted prices for similar assets or liabilities in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means.
• Level 3 – Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimate about the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs.
The Account recognizes significant transfers between fair value hierarchy levels at the reporting period end. There were no significant transfers between Level 1 and 2 as of December 31, 2011.
The following table summarizes assets measured at fair value on a recurring basis as of December 31, 2011:

	Level 1	Level 2	Level 3	Total
Separate Account Investments	$23,792,212	$0	$0	$23,792,212
The Account did not have any assets or liabilities reported at fair value on a non-recurring basis required to be disclosed under FASB ASC 820.
The cost of purchases and proceeds from sales of Investments for the year ended December 31,2011 are as follows:

		Purchases of Investments	Sales of Investments
Variable Series Funds, Inc. - Global Allocation V.I. Fund - Class III ( MLVGA3 )		$9,383	$15,724
Stock Index Fund, Inc. - Initial Shares ( DSIF )		2,366	2,965
Janus Aspen Series - Balanced Portfolio - Service Shares ( JABS )		45,814	1,571
Janus Aspen Series - Forty Portfolio - Service Shares ( JACAS )		62,565	86,321
Janus Aspen Series - Overseas Portfolio - Service II Shares ( JAIGS2 )		769,535	865,942
Series Fund - Mid Cap Value Portfolio - Class VC ( LOVMCV )		30,000	26,073
Investors Growth Stock Series - Service Class ( MIGSC )		20,236	21,925
Value Series - Service Class ( MVFSC )		236,691	253,831
U.S. Real Estate Portfolio - Class I ( MSVRE )		58,890	62,707
VPS Real Estate Investment Portfolio - Class A ( ALVREA )		964,455	1,563,925
VPS Small/Mid Cap Value Portfolio - Class A ( ALVSVA )		5	4
VP Inflation Protection Fund - Class II ( ACVIP2 )		228,232	95,983
VP International Fund - Class III ( ACVI3 )		26,933	54,245
VP Mid Cap Value Fund - Class I ( ACVMV1 )		1,673,701	1,084,859
VP Value Fund - Class I ( ACVV )		1,042,225	4,781
VP Vista(SM) Fund - Class I ( ACVVS1 )		-	18
Small Cap Stock Index Portfolio - Service Shares ( DVSCS )		116,327	28,117
Appreciation Portfolio - Initial Shares ( DCAP )		1,213,078	1,057,096
Quality Bond Fund II - Primary Shares ( FQB )		2,753	43
VIP Fund - Contrafund Portfolio - Service Class ( FCS )		432,331	106,129
VIP Fund - Equity-Income Portfolio - Service Class ( FEIS )		36,527	236
VIP Fund - Growth Portfolio - Service Class ( FGS )		46,658	1,191
VIP Fund - Investment Grade Bond Portfolio - Service Class ( FIGBS )		434,316	50,969
VIP Fund - Mid Cap Portfolio - Service Class ( FMCS )		98,170	258,646
VIP Fund - Money Market Portfolio - Service Class 2 ( FMMP2 )		14,637,802	12,744,034
VIP Fund - Overseas Portfolio - Service Class R ( FOSR )		59,052	114,330
Franklin Small Cap Value Securities Fund - Class 2 ( FTVSV2 )		29,341	3,865
Franklin U.S. Government Fund - Class 2 ( FTVUG2 )		4,931	105,331
Templeton Developing Markets Securities Fund - Class 3 ( FTVDM3 )		1,466,535	2,902,833
Templeton Foreign Securities Fund - Class 2 ( TIF2 )		428	87
Templeton Foreign Securities Fund - Class 3 ( TIF3 )		763,210	768,246
Templeton Global Bond Securities Fund - Class 3 ( FTVGI3 )		68,853	1,142,615
ClearBridge Variable Small Cap Growth Portfolio - Class I ( SBVSG )		100,000	100,000
Advisers Management Trust - Short Duration Bond Portfolio - I Class Shares ( AMTB )		152,293	119,098
International Portfolio - S Class Shares ( AMINS )		7,780	36,194
Mid-Cap Growth Portfolio - I Class Shares ( AMCG )		238,874	111,736
Small-Cap Growth Portfolio - S Class Shares ( AMFAS )		-	6,642
Capital Appreciation Fund/VA - Non-Service Shares ( OVGR )		300,000	305,632
Global Securities Fund/VA - Class 3 ( OVGS3 )		57,439	19,252
High Income Fund/VA - Class 3 ( OVHI3 )		10,585	46
Main Street Small- & Mid-Cap Fund(R)/VA - Non-Service Shares ( OVSC )		92	4,533
Foreign Bond Portfolio (Unhedged) - Advisor Class ( PMVFAD )		1,293	49,140
High Yield Portfolio - Administrative Class ( PMVHYA )		4,873,304	4,837,020
Low Duration Portfolio - Administrative Class ( PMVLDA )		256,815	1,846,404
Total Return Portfolio - Administrative Class ( PMVTRA )		767,946	1,006,266
Putnam VT Small Cap Value Fund - IB Shares ( PVTSCB )		19	14
Growth and Income Portfolio - Class I ( ACGI )		1,075,709	102,527
V.I. Capital Development Fund - Series I ( AVCDI )		50,000	50,634
V.I. Small Cap Equity Fund - Series I ( AVSCE )		11,670	973
Blue Chip Growth Portfolio - II ( TRBCG2 )		388,111	212,293
Equity Income Portfolio - II ( TREI2 )		23,915	84
Ivy Fund Variable Insurance Portfolios, Inc. - Asset Strategy ( WRASP )		1,746,244	3,010,973
Advantage VT Small Cap Growth Fund - Class 2 ( WFVSCG )		28,610	228

	Total	$34,672,042	$35,244,331

(Continued)

NATIONWIDE VA SEPARATE ACCOUNT - 13 NOTES TO FINANCIAL STATEMENTS December 31, 2011

(5) Financial Highlights
The Company offers several variable annuity products through the Account that have unique combinations of features and fees that are assessed to the contract owner. Differences in fee structures result in a variety of contract expense rates, unit fair values and total returns. The following tabular presentation is a summary of units, unit fair values, contract owners’ equity outstanding and contract expense rates for variable annuity contracts as of December 31, 2011, and the investment income ratio and total return for each of the periods in the five year period ended December 31, 2011. The information is presented as a range of minimum to maximum values based upon product grouping. The range is determined by identifying the lowest and the highest contract expense rate for contracts with units outstanding as of the balance sheet date. The unit fair values and total returns related to these identified contract expense rates are also disclosed as a range below. Accordingly, some individual contract amounts may not be within the ranges presented. Total return and investment income ratio for periods with no ending contract owners’ equity were considered to be irrelevant, and therefore are not presented.

NATIONWIDE VA SEPARATE ACCOUNT - 13
NOTES TO FINANCIAL STATEMENTS December 31, 2011

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Variable Series Funds, Inc. - Global Allocation V.I. Fund - Class III (MLVGA3)
2011	0.35%	6,601	$ 12.76	$84,230	2.09%	-3.98%
2010	0.35%	7,412	13.29	98,496	1.62%	9.38%
Stock Index Fund, Inc. - Initial Shares (DSIF)
2011	0.35%	5,753	16.24	93,439	1.83%	1.52%
2010	0.35%	5,921	16.00	94,727	1.70%	14.44%
2009	0.35%	8,191	13.98	114,512	2.11%	25.89%
2008	0.35%	8,190	11.10	90,949	2.01%	-37.36%
2007	0.35%	12,552	17.73	222,529	1.80%	4.88%
Janus Aspen Series - Balanced Portfolio - Service Shares (JABS)
2011	0.35% to 0.55%	8,637	17.98 to 17.65	155,035	2.53%	1.00% to 0.80%
2010	0.35% to 0.55%	6,793	17.80 to 17.51	120,699	3.26%	7.74% to 7.52%
2009	0.55%	813	16.29	13,243	2.77%	24.89%
2008	0.55%	813	13.04	10,603	1.72%	-16.52%
2007	0.55%	813	15.62	12,702	1.97%	9.68%
Janus Aspen Series - Forty Portfolio - Service Shares (JACAS)
2011	0.35% to 0.55%	2,479	17.87 to 17.54	44,193	0.20%	-7.27% to -7.45%
2010	0.35% to 0.55%	3,641	19.27 to 18.96	70,071	0.15%	6.11% to 5.89%
2009	0.35% to 0.55%	11,450	18.16 to 17.90	207,175	0.01%	45.50% to 45.21%
2008	0.35% to 0.55%	9,948	12.48 to 12.33	123,792	0.01%	-44.50% to -44.62%
2007	0.35% to 0.55%	66,715	22.49 to 22.26	1,496,414	0.21%	36.15% to 35.88%
Janus Aspen Series - Overseas Portfolio - Service II Shares (JAIGS2)
2011	0.35%	61,077	18.15	1,108,285	0.38%	-32.57%
2010	0.35% to 0.55%	65,170	26.91 to 26.61	1,752,733	0.53%	24.59% to 24.34%
2009	0.35%	74,916	21.60	1,618,102	0.42%	78.45%
2008	0.35%	42,679	12.10	516,590	0.85%	-52.38%
2007	0.35%	3,985	25.42	101,284	0.46%	27.62%
Series Fund - Growth and Income Portfolio - Class VC (LOVGI)
2008	0.35%	1,383	11.70	16,183	0.98%	-36.64%
2007	0.35% to 0.55%	5,944	18.47 to 18.28	109,688	1.31%	3.07% to 2.87%
Series Fund - Mid Cap Value Portfolio - Class VC (LOVMCV)
2009	0.35%	1,645	14.84	24,407	0.51%	26.17%
2008	0.35% to 0.55%	1,646	11.76 to 11.62	19,356	1.21%	-39.57% to -39.69%
2007	0.35% to 0.55%	29,559	19.46 to 19.26	573,831	0.51%	0.23% to 0.02%
Value Series - Service Class (MVFSC)
2011	0.35% to 0.55%	34,479	17.74 to 17.42	605,782	1.14%	-0.81% to -1.01%
2010	0.35% to 0.55%	35,080	17.89 to 17.60	623,502	1.51%	10.83% to 10.60%
2009	0.35% to 0.55%	73,423	16.14 to 15.91	1,179,966	1.33%	22.02% to 21.78%
2008	0.35% to 0.55%	88,887	13.23 to 13.06	1,171,208	1.10%	-32.98% to -33.11%
2007	0.35% to 0.55%	96,364	19.73 to 19.53	1,896,865	0.51%	7.21% to 7.00%
U.S. Real Estate Portfolio - Class I (MSVRE)
2011	0.35% to 0.55%	3,173	27.66 to 27.15	87,357	0.75%	5.55% to 5.34%
2010	0.35% to 0.55%	3,233	26.20 to 25.78	84,362	3.23%	29.51% to 29.25%
2009	0.35% to 0.55%	22,957	20.23 to 19.95	462,477	3.31%	27.91% to 27.65%
2008	0.35% to 0.55%	32,422	15.82 to 15.62	511,021	3.64%	-38.11% to -38.24%
2007	0.35% to 0.55%	40,037	25.56 to 25.30	1,020,786	1.14%	-17.36% to -17.53%
VPS International Value Portfolio - Class A (ALVIVA)
2007	0.35%	1,542	30.87	47,605	1.19%	5.47%
VPS Real Estate Investment Portfolio - Class A (ALVREA)
2011	0.35%	2,359	28.14	66,406	1.94%	8.65%
2010	0.35%	29,898	25.90	774,270	0.00%	25.90%
VPS Small/Mid Cap Value Portfolio - Class A (ALVSVA)
2011	0.35%	39	23.12	902	0.48%	-8.71%
2010	0.35%	39	25.33	988	0.04%	26.46%
2009	0.35%	39	20.03	781	1.10%	42.36%
2008	0.35%	39	14.07	549	0.73%	-35.80%
2007	0.35%	39	21.91	855	0.00%	1.35%
VP Inflation Protection Fund - Class II (ACVIP2)
2011	0.35% to 0.55%	29,228	15.58 to 15.31	450,842	3.83%	11.35% to 11.13%
2010	0.35% to 0.55%	21,613	14.00 to 13.77	301,399	2.14%	4.75% to 4.54%
2009	0.35% to 0.55%	276,629	13.36 to 13.17	3,693,232	2.27%	9.83% to 9.61%
2008	0.35% to 0.55%	44,701	12.16 to 12.02	541,630	5.23%	-1.93% to -2.13%
2007	0.35% to 0.55%	172,023	12.40 to 12.28	2,128,029	4.53%	9.11% to 8.89%
VP International Fund - Class III (ACVI3)
2011	0.35% to 0.55%	11,133	7.52 to 7.47	83,597	1.71%	-12.35% to -12.52%
2010	0.35% to 0.55%	14,312	8.58 to 8.54	122,695	2.58%	12.90% to 12.67%
2009	0.35% to 0.55%	38,285	7.60 to 7.58	290,779	2.27%	33.30% to 33.03%
2008	0.35% to 0.55%	58,014	5.70	330,765	0.00%	-42.96% to -43.04%	****

(Continued)

NATIONWIDE VA SEPARATE ACCOUNT - 13
NOTES TO FINANCIAL STATEMENTS December 31, 2011

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
VP Mid Cap Value Fund - Class I (ACVMV1)
2011	0.35% to 0.55%	123,233	$ 15.13 to $ 14.93	$1,863,746	1.35%	-1.04% to -1.24%
2010	0.35% to 0.55%	85,752	15.29 to 15.12	1,309,605	2.27%	18.84% to 18.60%
2009	0.35% to 0.55%	57,012	12.87 to 12.75	731,606	3.13%	29.49% to 29.23%
2008	0.35% to 0.55%	59,552	9.94 to 9.87	590,643	0.02%	-24.61% to -24.76%
2007	0.35%	818	13.18	10,783	1.30%	-2.65%
VP Value Fund - Class I (ACVV)
2011	0.35%	65,612	17.52	1,149,537	1.43%	0.66%
2010	0.35%	2,869	17.41	49,935	2.84%	13.03%
2009	0.35%	527	15.40	8,115	4.98%	19.44%
2008	0.35%	1,409	12.89	18,165	2.21%	-27.03%
2007	0.35% to 0.55%	5,420	17.67 to 17.49	95,714	1.39%	-5.47% to -5.66%
VP Vista(SM) Fund - Class I (ACVVS1)
2011	0.35%	363	12.25	4,447	0.00%	-8.22%
2010	0.35%	363	13.35	4,845	0.00%	23.45%
2009	0.35%	363	10.81	3,925	0.00%	22.04%
2008	0.35%	362	8.86	3,207	0.00%	-48.80%
2007	0.35%	725	17.30	12,545	0.00%	39.28%
Small Cap Stock Index Portfolio - Service Shares (DVSCS)
2011	0.35% to 0.55%	9,433	22.07 to 21.67	207,732	0.48%	0.21% to 0.01%
2010	0.35% to 0.55%	5,459	22.02 to 21.66	119,790	0.86%	25.39% to 25.14%
2009	0.35% to 0.55%	25,227	17.56 to 17.31	440,730	0.03%	24.59% to 24.34%
2008	0.35%	201	14.10	2,833	0.88%	-31.16%
2007	0.35%	401	20.47	8,210	0.00%	-1.00%
Appreciation Portfolio - Initial Shares (DCAP)
2011	0.35% to 0.55%	24,438	17.28 to 16.97	421,672	3.38%	8.63% to 8.41%
2010	0.35% to 0.55%	14,106	15.91 to 15.65	223,749	2.90%	14.91% to 14.68%
2009	0.35% to 0.55%	47,989	13.84 to 13.65	661,538	2.58%	22.13% to 21.88%
2008	0.35% to 0.55%	64,436	11.33 to 11.20	727,577	1.99%	-29.80% to -29.94%
2007	0.35% to 0.55%	65,645	16.15 to 15.98	1,057,056	1.93%	6.76% to 6.54%
Quality Bond Fund II - Primary Shares (FQB)
2011	0.35%	869	14.78	12,847	5.22%	1.92%
2010	0.35%	725	14.51	10,517	0.00%	8.12%
2007	0.35%	3,069	12.10	37,134	4.31%	5.01%
VIP Fund - Contrafund Portfolio - Service Class (FCS)
2011	0.35% to 0.55%	78,320	19.60 to 19.24	1,533,346	0.98%	-2.98% to -3.17%
2010	0.35% to 0.55%	62,831	20.20 to 19.87	1,267,520	1.08%	16.70% to 16.46%
2009	0.35% to 0.55%	65,964	17.31 to 17.06	1,141,721	1.45%	35.19% to 34.92%
2008	0.35% to 0.55%	33,484	12.80 to 12.65	428,672	4.04%	-42.81% to -42.93%
2007	0.35% to 0.55%	4,789	22.39 to 22.16	107,157	1.00%	17.09% to 16.86%
VIP Fund - Equity-Income Portfolio - Service Class (FEIS)
2011	0.35% to 0.55%	4,817	16.05 to 15.76	77,240	2.97%	0.51% to 0.31%
2010	0.35% to 0.55%	2,743	15.97 to 15.71	43,733	1.91%	14.69% to 14.46%
2009	0.35% to 0.55%	1,055	13.93 to 13.73	14,632	2.39%	29.58% to 29.32%
2008	0.35% to 0.55%	2,112	10.75 to 10.62	22,660	1.73%	-42.90% to -43.02%
2007	0.35% to 0.55%	3,112	18.83 to 18.63	58,436	2.24%	1.06% to 0.86%
VIP Fund - Growth Portfolio - Service Class (FGS)
2011	0.35%	4,882	15.63	76,326	0.34%	-0.21%
2010	0.35%	2,134	15.67	33,433	0.17%	23.62%
VIP Fund - Investment Grade Bond Portfolio - Service Class (FIGBS)
2011	0.35% to 0.55%	51,906	15.51 to 15.23	802,872	4.32%	6.83% to 6.62%
2010	0.35%	29,138	14.52	422,949	3.75%	7.30%
2009	0.35%	17,108	13.53	231,430	2.17%	15.27%
2008	0.35%	5,139	11.74	60,310	4.14%	-3.68%
2007	0.35% to 0.55%	6,108	12.18 to 12.06	74,367	3.18%	3.84% to 3.64%
VIP Fund - Mid Cap Portfolio - Service Class (FMCS)
2011	0.35% to 0.55%	10,855	15.00 to 14.80	162,281	0.17%	-11.03% to -11.21%
2010	0.35%	20,324	16.86	342,593	0.06%	28.25%
2009	0.35%	4,257	13.14	55,938	0.62%	39.52%
2008	0.35%	4,136	9.42	38,961	0.23%	-39.72%
2007	0.35%	9,427	15.63	147,317	0.71%	15.08%
VIP Fund - Money Market Portfolio - Service Class 2 (FMMP2)
2011	0.35% to 0.55%	381,088	11.50 to 11.29	4,381,141	0.01%	-0.34% to -0.54%
2010	0.35% to 0.55%	215,676	11.54 to 11.35	2,487,350	0.01%	-0.28% to -0.48%
2009	0.35% to 0.55%	35,590	11.57 to 11.41	411,717	0.73%	0.12% to -0.08%
2008	0.35% to 0.55%	150,801	11.56 to 11.42	1,742,912	2.64%	2.41% to 2.21%
2007	0.35% to 0.55%	35,370	11.29 to 11.17	398,386	4.81%	4.55% to 4.34%

(Continued)

NATIONWIDE VA SEPARATE ACCOUNT - 13
NOTES TO FINANCIAL STATEMENTS December 31, 2011

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
VIP Fund - Overseas Portfolio - Service Class R (FOSR)
2011	0.35% to 0.55%	13,552	$ 11.20 to $ 11.05	$151,322	1.09%	-17.59% to -17.76%
2010	0.35% to 0.55%	17,745	13.59 to 13.44	240,563	0.72%	12.61% to 12.39%
2009	0.35% to 0.55%	32,141	12.07 to 11.96	387,043	1.82%	26.05% to 25.80%
2008	0.35% to 0.55%	49,207	9.58 to 9.51	470,287	1.92%	-44.07% to -44.19%
2007	0.35% to 0.55%	68,460	17.12 to 17.03	1,170,732	3.13%	16.81% to 16.58%
Franklin Small Cap Value Securities Fund - Class 2 (FTVSV2)
2011	0.35% to 0.55%	3,993	22.05 to 21.65	87,858	0.75%	-4.10% to -4.29%
2010	0.35% to 0.55%	2,933	23.00 to 22.62	67,168	0.94%	27.77% to 27.52%
2009	0.35% to 0.55%	9,695	18.00 to 17.74	174,222	2.20%	28.71% to 28.45%
2008	0.35%	2,768	13.98	38,705	1.30%	-33.25%
2007	0.35% to 0.55%	2,178	20.95 to 20.73	45,576	0.61%	-2.72% to -2.92%
Franklin U.S. Government Fund - Class 2 (FTVUG2)
2010	0.35% to 0.55%	7,313	13.74 to 13.52	99,253	0.00%	4.91% to 4.70%
Templeton Developing Markets Securities Fund - Class 2 (FTVDM2)
2008	0.35%	246	19.05	4,687	2.76%	-52.87%
2007	0.35% to 0.55%	336	40.43 to 40.01	13,548	1.96%	28.33% to 28.07%
Templeton Developing Markets Securities Fund - Class 3 (FTVDM3)
2011	0.35% to 0.55%	5,229	16.67 to 16.45	86,949	1.16%	-16.15% to -16.32%
2010	0.35% to 0.55%	88,191	19.88 to 19.65	1,752,960	1.64%	17.10% to 16.87%
2009	0.35% to 0.55%	117,076	16.98 to 16.82	1,986,659	1.42%	72.03% to 71.68%
2008	0.35% to 0.55%	30,187	9.87 to 9.80	297,266	2.80%	-52.84% to -52.93%
2007	0.35% to 0.55%	26,870	20.92 to 20.81	561,512	2.66%	28.24% to 27.99%
Templeton Foreign Securities Fund - Class 2 (TIF2)
2011	0.35%	1,201	18.74	22,504	1.70%	-10.95%
2010	0.35%	1,201	21.04	25,270	1.89%	8.03%	****
2009	0.35%	1,201	19.48	23,392	3.20%	36.56%
2008	0.35%	1,201	14.26	17,129	2.36%	-40.59%
2007	0.35%	1,201	24.01	28,831	1.68%	15.05%
Templeton Foreign Securities Fund - Class 3 (TIF3)
2011	0.35% to 0.55%	10,594	12.25 to 12.08	129,440	0.82%	-10.99% to -11.17%
2010	0.35% to 0.55%	11,042	13.76 to 13.60	151,597	1.93%	8.03% to 7.81%
2009	0.35% to 0.55%	22,353	12.73 to 12.62	283,869	3.80%	36.72% to 36.44%
2008	0.35% to 0.55%	33,624	9.31 to 9.25	312,548	2.50%	-40.60% to -40.72%
2007	0.35% to 0.55%	39,230	15.68 to 15.60	614,506	1.93%	15.04% to 14.81%	****
Templeton Global Bond Securities Fund - Class 3 (FTVGI3)
2011	0.35%	13,526	17.29	233,901	2.24%	-1.18%
2010	0.35%	73,636	17.50	1,288,522	0.09%	13.98%
2009	0.35%	105,741	15.35	1,623,384	15.58%	18.27%
2008	0.35%	1,034	12.98	13,422	3.42%	5.83%
2007	0.35% to 0.55%	3,741	12.27 to 12.20	45,747	0.00%	10.64% to 10.42%
Templeton Growth Securities Fund - Class 2 (FTVGS2)
2008	0.35%	782	11.84	9,260	1.85%	-42.53%
2007	0.35% to 0.55%	1,147	20.60 to 20.39	23,558	1.33%	1.99% to 1.78%
ClearBridge Variable Small Cap Growth Portfolio - Class I (SBVSG)
2009	0.35%	5,503	8.59	47,246	0.00%	42.27%
2008	0.35%	5,315	6.03	32,073	0.00%	-40.92%
Advisers Management Trust -Short Duration Bond Portfolio - I Class Shares (AMTB)
2011	0.35%	19,128	11.56	221,187	3.79%	-0.06%
2010	0.35%	16,979	11.57	196,458	0.00%	4.92%
International Portfolio -S Class Shares (AMINS)
2011	0.35% to 0.55%	9,628	11.27 to 11.12	108,180	5.56%	-12.64% to -12.81%
2010	0.35% to 0.55%	12,350	12.90 to 12.76	158,914	7.04%	21.59% to 21.34%
2009	0.35% to 0.55%	41,049	10.61 to 10.51	434,339	3.27%	34.04% to 33.77%
2008	0.35% to 0.55%	57,596	7.92 to 7.86	454,975	0.00%	-46.62% to -46.73%
2007	0.35% to 0.55%	78,383	14.83 to 14.75	1,161,152	1.68%	2.85% to 2.64%
Mid-Cap Growth Portfolio - I Class Shares (AMCG)
2011	0.35% to 0.55%	14,914	21.85 to 21.46	325,158	0.00%	0.12% to -0.08%
2010	0.35% to 0.55%	9,213	21.83 to 21.47	200,290	0.00%	28.64% to 28.39%
2009	0.35% to 0.55%	13,627	16.97 to 16.72	230,196	0.00%	31.14% to 30.87%
2008	0.35% to 0.55%	17,972	12.94 to 12.78	231,694	0.00%	-43.57% to -43.68%
Small-Cap Growth Portfolio - S Class Shares (AMFAS)
2011	0.35% to 0.55%	2,068	13.39 to 13.15	27,552	0.00%	-1.41% to -1.60%
2010	0.35% to 0.55%	2,568	13.58 to 13.36	34,677	0.00%	19.19% to 18.95%
2009	0.35% to 0.55%	7,628	11.39 to 11.23	86,731	0.00%	22.32% to 22.08%
2007	0.35% to 0.55%	34,459	15.44 to 15.28	530,789	0.00%	0.16% to -0.04%
Capital Appreciation Fund/VA - Non-Service Shares (OVGR)
2007	0.35% to 0.55%	97,629	17.49 to 17.31	1,702,920	0.25%	13.75% to 13.52%

(Continued)

NATIONWIDE VA SEPARATE ACCOUNT - 13
NOTES TO FINANCIAL STATEMENTS December 31, 2011

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Global Securities Fund/VA - Class 3 (OVGS3)
2011	0.55%	3,028	$ 12.93	$39,153	0.00%	-8.77%
2007	0.35%	4,115	14.95	61,527	1.21%	5.96%
High Income Fund/VA - Class 3 (OVHI3)
2011	0.55%	3,738	2.83	10,597	0.00%	-2.42%
2007	0.35%	493	9.64	4,752	0.00%	-3.62%
High Income Fund/VA - Non-Service Shares (OVHI)
2008	0.35%	1,634	3.27	5,338	7.21%	-78.75%
2007	0.35% to 0.55%	4,437	15.37 to 15.21	68,076	7.13%	-0.45% to -0.65%
Main Street Small-& Mid-Cap Fund(R)/VA - Non-Service Shares (OVSC)
2011	0.35%	480	21.42	10,279	0.67%	-2.55%
2010	0.35%	705	21.98	15,494	0.82%	22.97%
2009	0.35%	1,022	17.87	18,264	2.18%	36.72%
2008	0.35% to 0.55%	61,042	13.07 to 12.91	795,139	0.52%	-38.05% to -38.17%
2007	0.35% to 0.55%	64,300	21.10 to 20.88	1,353,407	0.32%	-1.56% to -1.76%
Foreign Bond Portfolio (Unhedged) - Advisor Class (PMVFAD)
2011	0.35%	2,085	12.88	26,860	1.93%	8.04%
2010	0.35%	5,900	11.92	70,353	1.35%	8.99%
2009	0.35%	2,085	10.94	22,811	0.56%	9.41%
High Yield Portfolio - Administrative Class (PMVHYA)
2011	0.35% to 0.55%	120,500	20.96 to 20.58	2,524,736	6.53%	2.98% to 2.77%
2010	0.35% to 0.55%	125,293	20.36 to 20.02	2,549,297	7.20%	14.10% to 13.87%
2009	0.35% to 0.55%	25,134	17.84 to 17.59	446,662	8.70%	39.71% to 39.43%
2008	0.35% to 0.55%	34,600	12.77 to 12.61	440,085	7.77%	-23.79% to -23.95%
2007	0.35% to 0.55%	51,858	16.76 to 16.58	866,578	7.31%	3.15% to 2.95%
Low Duration Portfolio - Administrative Class (PMVLDA)
2011	0.35% to 0.55%	145,765	13.83 to 13.57	2,011,898	1.65%	0.76% to 0.55%
2010	0.35% to 0.55%	263,759	13.72 to 13.50	3,615,083	1.60%	4.92% to 4.71%
2009	0.35% to 0.55%	344,561	13.08 to 12.89	4,500,451	3.17%	12.92% to 12.69%
2008	0.35% to 0.55%	135,038	11.58 to 11.44	1,557,799	3.93%	-0.80% to -1.00%
2007	0.35% to 0.55%	125,556	11.67 to 11.55	1,462,001	4.63%	7.00% to 6.78%
Total Return Portfolio - Administrative Class (PMVTRA)
2011	0.35% to 0.55%	146,522	16.98 to 16.67	2,486,201	2.62%	3.24% to 3.04%
2010	0.35% to 0.55%	166,630	16.45 to 16.18	2,736,438	2.42%	7.73% to 7.52%
2009	0.35% to 0.55%	221,487	15.27 to 15.05	3,373,724	5.14%	13.63% to 13.40%
2008	0.35% to 0.55%	211,839	13.44 to 13.27	2,837,620	4.54%	4.38% to 4.17%
2007	0.35% to 0.55%	274,511	12.87 to 12.74	3,523,911	4.60%	8.36% to 8.14%
Putnam VT Small Cap Value Fund - IB Shares (PVTSCB)
2011	0.35%	202	18.40	3,716	0.48%	-5.06%
2010	0.35%	202	19.38	3,914	0.30%	25.54%
2009	0.35%	202	15.44	3,118	1.70%	31.07%
2008	0.35%	202	11.78	2,379	1.46%	-39.57%
2007	0.35%	404	19.49	7,873	0.00%	-13.03%
Growth and Income Portfolio - Class I (ACGI)
2011	0.35% to 0.55%	70,397	17.81 to 17.48	1,252,806	0.48%	-2.35% to -2.55%
2010	0.35% to 0.55%	12,660	18.23 to 17.94	230,082	0.13%	12.12% to 11.89%
2009	0.35% to 0.55%	36,252	16.26 to 16.03	587,111	4.27%	23.93% to 23.68%
2008	0.35% to 0.55%	36,764	13.12 to 12.96	480,728	2.17%	-32.27% to -32.41%
2007	0.35% to 0.55%	79,517	19.38 to 19.18	1,536,978	1.48%	2.44% to 2.23%
V.I. Capital Development Fund - Series I (AVCDI)
2011	0.35%	260	18.17	4,725	0.00%	-7.48%
2010	0.35%	260	19.65	5,108	0.00%	18.36%
2009	0.35%	260	16.60	4,315	0.00%	41.87%
2008	0.35% to 0.55%	262	11.70 to 11.56	3,065	0.00%	-47.21% to -47.32%
2007	0.35% to 0.55%	31,320	22.16 to 21.93	692,473	0.00%	10.45% to 10.23%
V.I. Small Cap Equity Fund - Series I (AVSCE)
2011	0.35%	942	10.44	9,832	0.00%	-1.07%
Blue Chip Growth Portfolio - II (TRBCG2)
2011	0.35% to 0.55%	27,262	13.00 to 12.82	353,757	0.00%	1.01% to 0.81%
2010	0.35% to 0.55%	13,493	12.87 to 12.72	173,106	0.00%	15.59% to 15.36%
2009	0.35% to 0.55%	71,519	11.13 to 11.03	793,798	0.00%	41.30% to 41.01%
2008	0.35% to 0.55%	143,629	7.88 to 7.82	1,129,047	0.06%	-42.85% to -42.97%
2007	0.35% to 0.55%	28,423	13.79 to 13.71	391,451	0.00%	12.09% to 11.87%
Equity Income Portfolio - II (TREI2)
2011	0.35%	2,849	11.52	32,811	1.72%	-1.37%
2010	0.35%	776	11.68	9,060	1.67%	14.34%
2009	0.35%	776	10.21	7,924	1.75%	24.81%
2008	0.35%	777	8.18	6,357	1.41%	-36.49%
2007	0.35%	7,451	12.88	95,982	1.57%	2.67%

(Continued)

NATIONWIDE VA SEPARATE ACCOUNT - 13
NOTES TO FINANCIAL STATEMENTS December 31, 2011

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Ivy Fund Variable Insurance Portfolios, Inc. - Asset Strategy (WRASP)
2011	0.35%	9,237	$11.95	$110,422	1.34%	-7.53%
2010	0.35%	120,072	12.93	1,552,266	0.02%	8.29%
2009	0.35%	137,565	11.94	1,642,197	0.00%	19.38%
Advantage VT Small Cap Growth Fund - Class 2 (WFVSCG)
2011	0.35%	3,916	11.66	45,673	0.00%	-4.93%
2010	0.35%	1,595	12.27	19,567	0.00%	26.33%

2011	Contract owners equity:			$23,790,772
2010	Contract owners equity:			$25,555,401
2009	Contract owners equity:			$27,983,482
2008	Contract owners equity:			$16,108,189
2007	Contract owners equity:			$25,581,573

*	This represents the range of annual contract expense rates of the variable account at the period end indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owners’ accounts through the redemption of units.
**	This represents the ratio of dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by monthly average net assets (excluding months where net assets are zero). The investment income ratio for subaccounts initially funded during the period presented has not been annualized. The ratios exclude those expenses that result in direct reductions to the contractholder accounts through reductions in unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.
***	This represents the range of minimum and maximum total returns for the period indicated, including changes in the value of the underlying mutual fund, which reflects the reduction of unit values for expenses assessed. The total returns do not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return is not annualized if the underlying mutual fund option is initially offered, funded, or both, during the period presented. Minimum and maximum ranges are not shown for underlying mutual fund options for which a single contract expense rate (product option) exists. In such cases, the total return presented is representative of all units issued and outstanding at period end.
****	Subaccounts denoted indicate the underlying mutual fund option was initially added and funded during the period presented.

Report of Independent Registered Public Accounting Firm

The Board of Directors and Shareholder
Nationwide Life Insurance Company:

We have audited the accompanying consolidated balance sheets of Nationwide Life Insurance Company and subsidiaries (the Company) as of December 31, 2011 and 2010, and the related consolidated statements of operations, changes in equity and cash flows for each of the years in the three-year period ended December 31, 2011. In connection with our audits of the consolidated financial statements, we also have audited the financial statement schedules as listed in the accompanying index.  These consolidated financial statements and financial statement schedules are the responsibility of the Company’s management. Our responsibility is to express an opinion on these consolidated financial statements and financial statement schedules based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free of material misstatement.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the consolidated financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of Nationwide Life Insurance Company and subsidiaries as of December 31, 2011 and 2010, and the results of their operations and their cash flows for each of the years in the three-year period ended December 31, 2011, in conformity with U.S. generally accepted accounting principles.  Also in our opinion, the related financial statement schedules, when considered in relation to the basic consolidated financial statements taken as a whole, present fairly, in all material respects, the information set forth therein.

/s/ KPMG LLP
Columbus, Ohio

March 1, 2012

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES (a wholly-owned subsidiary of Nationwide Financial Services, Inc.)
Consolidated Statements of Operations
(in millions)

	Years ended December 31,
	2011	2010	2009

Revenues
Policy charges	$ 1,506	$ 1,399	$ 1,245
Premiums	531	484	470
Net investment income	1,844	1,825	1,879
Net realized investment (losses) gains	(1,609)	(236)	454
Other-than-temporary impairment losses
Total other-than-temporary impairment losses	(162)	(394)	(992)
Non-credit portion of loss recognized in other comprehensive income	95	174	417
Net other-than-temporary impairment losses recognized in earnings	(67)	(220)	(575)
Other revenues	3	2	(4)
Total revenues	$ 2,208	3,254	3,469

Benefits and expenses
Interest credited to policyholder account values	$ 1,033	$ 1,056	$ 1,100
Benefits and claims	1,062	873	812
Policyholder dividends	67	78	87
Amortization of deferred policy acquisition costs	76	396	466
Amortization of value of business acquired and other intangible assets	11	18	63
Interest expense	70	55	55
Other expenses, net of deferrals	609	574	579
Total benefits and expenses	$ 2,928	3,050	3,162

(Loss) income before federal income taxes and noncontrolling interests	$ (720)	$ 204	$ 307
Federal income tax (benefit) expense	(382)	24	48
Net (loss) income	$ (338)	$ 180	$ 259
Less: Net loss attributable to noncontrolling interest	(56)	(60)	(52)
Net (loss) income attributable to Nationwide Life Insurane Company	$ (282)	$ 240	$ 311

See accompanying notes to consolidated financial statements.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES (a wholly-owned subsidiary of Nationwide Financial Services, Inc.)
Consolidated Balance Sheets
(in millions, except for share and per share amounts)

	December 31,
	2011	2010

Assets
Investments
Fixed maturity securities, available-for-sale	$ 29,201	$ 26,434
Equity securities, available-for-sale	20	42
Mortgage loans, net of allowance	5,748	6,125
Policy loans	1,008	1,088
Short-term investments	1,125	1,062
Other investments	566	558
Total investments	$ 37,668	$ 35,309

Cash and cash equivalents	49	337
Accrued investment income	560	459
Deferred policy acquisition costs	4,425	3,973
Value of business acquired	238	259
Goodwill	200	200
Other assets	4,348	1,985
Separate account assets	65,194	64,875
Total assets	$ 112,682	$ 107,397

Liabilities and Equity
Liabilities
Future policy benefits and claims	$ 35,252	$ 32,676
Short-term debt	777	300
Long-term debt	991	978
Other liabilities	4,316	2,429
Separate account liabilities	65,194	64,875
Total liabilities	$ 106,530	$ 101,258

Shareholder's equity:
Common stock ($1 par value; authorized - 5,000,000 shares, issued
and outstanding - 3,814,779 shares)	$ 4	$ 4
Additional paid-in capital	1,718	1,718
Retained earnings	3,459	3,741
Accumulated other comprehensive income	626	321
Total shareholder's equity	$ 5,807	$ 5,784
Noncontrolling interest	345	355
Total equity	$ 6,152	$ 6,139
Total liabilities and equity	$ 112,682	$ 107,397

See accompanying notes to consolidated financial statements.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES (a wholly-owned subsidiary of Nationwide Financial Services, Inc.)
Consolidated Statements of Changes in Equity
(in millions)

	Common stock	Additional paid-in capital	Retained earnings	Accumulated other comprehensive income (loss)	Total shareholder's equity	Non-controlling interest	Total equity

Balance as of December 31, 2008	$ 4	$ 1,698	$ 2,952	$ (1,361)	$ 3,293	$ 416	$ 3,709

Cumulative effect of adoption of accounting principle, net of taxes	-	-	250	(250)	-	-	-
Capital contributed by NFS	-	20	-	-	20	-	20
Comprehensive income (loss):
Net income (loss)	-	-	311	-	311	(52)	259
Other comprehensive income	-	-	-	1,345	1,345	-	1,345
Total comprehensive income (loss)	-	-	311	1,345	1,656	(52)	1,604
Change in noncontrolling interest	-	-	-	-	-	(13)	(13)
Other, net	-	-	(3)	-	(3)	-	(3)

Balance as of December 31, 2009	$ 4	$ 1,718	$ 3,510	$ (266)	$ 4,966	$ 351	$ 5,317

Cumulative effect of adoption of accounting principle, net of taxes	-	-	(9)	9	-	46	46
Comprehensive income (loss):
Net income (loss)	-	-	240	-	240	(60)	180
Other comprehensive income	-	-	-	578	578	-	578
Total comprehensive income (loss)	-	-	240	578	818	(60)	758
Change in noncontrolling interest	-	-	-	-	-	18	18

Balance as of December 31, 2010	$ 4	$ 1,718	$ 3,741	$ 321	$ 5,784	$ 355	$ 6,139

Comprehensive loss:
Net loss	-	-	(282)	-	(282)	(56)	(338)
Other comprehensive income	-	-	-	305	305	-	305
Total comprehensive income (loss)	-	-	(282)	305	23	(56)	(33)
Change in noncontrolling interest	-	-	-	-	-	46	46

Balance as of December 31, 2011	$ 4	$ 1,718	$ 3,459	$ 626	$ 5,807	$ 345	$ 6,152

See accompanying notes to consolidated financial statements.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES (a wholly-owned subsidiary of Nationwide Financial Services, Inc.)
Consolidated Statements of Cash Flows
(in millions)

	Years ended December 31,
	2011	2010	2009

Cash flows from operating activities:
Net (loss) income	$ (338)	$ 180	$ 259
Adjustments to net (loss) income
Net realized investment losses (gains)	1,609	236	(454)
Net other-than-temporary impairment losses recognized in earnings	67	220	575
Interest credited to policyholder accounts	1,033	1,056	1,100
Capitalization of deferred policy acquisition costs	(741)	(634)	(513)
Amortization of deferred policy acquisition costs	76	396	466
Amortization and depreciation	48	(2)	51
Deferred tax (benefit) expense	(437)	115	(117)
Changes in:
Policy liabilities	(608)	(579)	(725)
Other, net	(632)	(302)	(30)
Net cash provided by operating activities	$ 77	$ 686	$ 612

Cash flows from investing activities:
Proceeds from maturity of available-for-sale securities	$ 2,705	$ 3,251	$ 3,889
Proceeds from sale of available-for-sale securities	1,585	2,168	4,211
Proceeds from sales/repayments of mortgage loans	1,124	996	773
Purchases of available-for-sale securities	(6,176)	(5,910)	(9,206)
Issuance and purchases of mortgage loans	(751)	(373)	(36)
Net (increase) decrease in short-term investments	(61)	(44)	1,910
Collateral received (paid), net	359	(23)	(869)
Other, net	104	(29)	208
Net cash (used in) provided by investing activities	$ (1,111)	$ 36	$ 880

Cash flows from financing activities:
Net change in short-term debt	$ 477	$ 150	$ (100)
Proceeds from issuance of long-term debt	13	272	-
Investment and universal life insurance product deposits and other additions	5,314	4,540	3,877
Investment and universal life insurance product withdrawals and other deductions	(5,024)	(5,405)	(5,301)
Other, net	(34)	9	39
Net cash provided by (used in) financing activities	$ 746	$ (434)	$ (1,485)

Net (decrease) increase in cash and cash equivalents	$ (288)	$ 288	$ 7
Cash and cash equivalents, beginning of period	337	49	42
Cash and cash equivalents, end of period	$ 49	$ 337	$ 49

See accompanying notes to consolidated financial statements.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2011, 2010 and 2009

(1)	Nature of Operations

Nationwide Life Insurance Company (NLIC, or collectively with its subsidiaries, the Company) was incorporated in 1929 and is an Ohio domiciled stock life insurance company.  The Company is a member of the Nationwide group of companies (Nationwide), which is comprised of Nationwide Mutual Insurance Company (NMIC) and all of its subsidiaries and affiliates.

All of the outstanding shares of NLIC’s common stock are owned by Nationwide Financial Services, Inc. (NFS), a holding company formed by Nationwide Corporation (Nationwide Corp.), a majority-owned subsidiary of NMIC.

Wholly-owned subsidiaries of NLIC as of December 31, 2011 include Nationwide Life and Annuity Insurance Company (NLAIC) and Nationwide Investment Services Corporation (NISC).  NLAIC offers universal life insurance, variable universal life insurance, corporate-owned life insurance (COLI) and individual annuity contracts on a non-participating basis.  NISC is a registered broker-dealer.

The Company is a leading provider of long-term savings and retirement products in the United States of America (U.S.).  The Company develops and sells a diverse range of products and services including individual annuities, private and public sector group retirement plans, investment products sold to institutions, life insurance and advisory services.

The Company sells its products through a diverse distribution network.  Unaffiliated entities that sell the Company’s products to their own customer bases include independent broker-dealers, financial institutions, wirehouse and regional firms, pension plan administrators, and life insurance specialists.  Representatives of affiliates who market products directly to a customer base include Nationwide Retirement Solutions, Inc. (NRS), and Nationwide Financial Network (NFN) producers, which includes the agency distribution force of the Company’s ultimate parent company, NMIC.

On December 31, 2009, NLIC merged with its affiliate, Nationwide Life Insurance Company of America and subsidiaries (NLICA), with NLIC as the surviving entity.  In addition, NLIC’s subsidiary, NLAIC, merged with a subsidiary of NLICA, Nationwide Life and Annuity Company of America (NLACA), effective as of December 31, 2009, with NLAIC as the surviving entity.  The mergers were completed to streamline the enterprise's capital structure and create operational efficiencies.  See Note 2 for further information.

As of December 31, 2011 and 2010, the Company did not have a significant concentration of financial instruments in a single investee, industry or geographic region of the U.S.  Also, the Company did not have a concentration of business transactions with a particular customer, lender, distribution source, market or geographic region of the U.S. in which business is conducted that makes it overly vulnerable to a single event which could cause a severe impact to the Company’s financial position.

(2)	Summary of Significant Accounting Policies

Use of Estimates

The consolidated financial statements were prepared in accordance with accounting principles generally accepted in the U.S. (GAAP). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions affecting the amounts reported in the financial statements and accompanying notes.  Significant estimates include the balance and amortization of deferred policy acquisition costs (DAC), investment impairment losses, valuation allowances for mortgage loans, certain investment and derivative valuations, future policy benefits and claims liabilities including the valuation of embedded derivatives resulting from living benefit guarantees on variable annuity contracts,  goodwill, provision for income taxes and valuation of deferred tax assets.  Actual results may differ significantly from those estimates.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

Basis of Presentation

The consolidated financial statements include the accounts of NLIC and companies in which NLIC directly or indirectly has a controlling financial interest. The consolidated financial statements include majority-owned subsidiaries and consolidated variable interest entities (VIEs). Entities in which NLIC does not have a controlling interest but in which the Company has significant influence over the operating and financing decisions and certain other investments are reported using the equity method. All significant intercompany accounts and transactions have been eliminated.

Certain items in the consolidated financial statements and related notes have been reclassified to conform to the current presentation.

Revenues and Benefits
Investment and Universal Life Insurance Products.  Investment products consist primarily of individual and group variable and fixed deferred annuities.  Universal life insurance products include universal life insurance, variable universal life insurance, COLI, bank-owned life insurance (BOLI) and other interest-sensitive life insurance policies.  Revenues for investment products and universal life insurance products consist of net investment income, asset fees, cost of insurance charges, administrative fees and surrender charges that have been earned and assessed against policy account balances during the period.  The timing of revenue recognition as it relates to fees assessed on investment contracts and universal life contracts is determined based on the nature of such fees.  Asset fees, cost of insurance charges and administrative fees are assessed on a daily or monthly basis and recognized as revenue when assessed and earned.  Certain amounts assessed that represent compensation for services to be provided in future periods are reported as unearned revenue and recognized in income over the periods benefited.  Surrender charges are recognized upon surrender of a contract in accordance with contractual terms. Policy benefits and claims that are charged to expense include interest credited to policyholder accounts and benefits and claims incurred in the period in excess of related policyholder accounts.

Traditional Life Insurance Products.  Traditional life insurance products include those products with fixed and guaranteed premiums and benefits, and primarily consist of whole life insurance, term life insurance and certain annuities with life contingencies.  Premiums for traditional life insurance products are recognized as revenue when due.  Benefits and expenses are associated with earned premiums so that profits are recognized over the life of the contract.  This association is accomplished through the provision for future policy benefits and the deferral and amortization of policy acquisition costs.

Future Policy Benefits and Claims

The process of calculating reserve amounts for traditional life insurance products involves the use of a number of assumptions, including those related to persistency (how long a contract stays with a company), mortality (the relative incidence of death in a given time), morbidity (the relative incidence of disability resulting from disease or physical impairment) and interest rates (the rates expected to be paid or received on financial instruments, including insurance or investment contracts).

The Company calculates its liability for future policy benefits and claims for investment products in the accumulation phase and universal life insurance policies as the policy account balance, which represents participants’ net premiums and deposits plus investment performance and interest credited less applicable contract charges.

The liability for future policy benefits and claims for traditional life insurance policies was determined using the net level premium method using interest rates varying from 2.0% to 10.5% and estimates of mortality, morbidity, investment yields and withdrawals that were used or being experienced at the time the policies were issued.

The liability for future policy benefits for payout annuities was calculated using the present value of future benefits and   maintenance costs discounted using interest rates at issue varying generally from 3.0% to 13.0%.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

The Company offers certain universal life insurance,  variable universal life insurance  and variable annuity products with secondary guarantees, guaranteed minimum death benefits (GMDB), and guaranteed minimum income benefits (GMIB).  Liabilities for these guarantees are calculated by multiplying the current benefit ratio by the cumulative assessments recorded from contract inception through the balance sheet date less the cumulative guarantee benefit payments plus interest.  The Company regularly evaluates its experience and assumptions and adjusts the benefit ratio as appropriate.  If experience or assumption changes result in a new benefit ratio, the reserves are adjusted to reflect the changes with a related charge or credit to other benefits and claims in the period of evaluation. Determination of the expected guarantee benefit payments and assessments are based on a range of scenarios and assumptions including those related to market rates of return and volatility, contract surrenders and mortality experience. The accounting for these guarantees impacts estimated gross profits used to calculate amortization of DAC, value of business acquired (VOBA) and unearned revenue reserves. Refer to Note 4 for discussion of these guarantees.

The Company offers various guarantees to variable annuity contractholders including a return of no less than total deposits made on the contract less any customer withdrawals, total deposits made on the contract less any customer withdrawals plus a minimum return, or the highest contract value on a specified anniversary date minus any customer withdrawals following the contract anniversary. These guarantees include benefits payable in the event of death, upon annuitization, upon periodic withdrawal or at specified dates during the accumulation period. Refer to Note 4 for discussion of these guarantees.

The Company’s guaranteed minimum accumulation benefit (GMAB) and guaranteed living withdrawal benefit (GLWB) living benefit riders represent an embedded derivative in a variable annuity contract that is required to be separated from, and valued apart from, the host variable annuity contract.  The embedded derivatives are carried at fair value.  Subsequent changes in the fair value of the embedded derivatives are recognized in earnings as a component of net realized investment gains and losses.  The fair value of the embedded derivatives is calculated based on a combination of capital market and actuarial assumptions. Projections of cash flows inherent in the valuation of the embedded derivative incorporate numerous assumptions including, but not limited to, expectations of contractholder persistency, contractholder withdrawal patterns, risk neutral market returns, correlations of market returns and market return volatility.

Reinsurance ceded

The Company cedes insurance to other companies in order to limit potential losses and to diversify its exposures. Such agreements do not discharge the original insurer from its primary obligation to the policyholder in the event the reinsurer is unable to meet the obligations it has assumed. Reinsurance premiums ceded and reinsurance recoveries on benefits and claims incurred are deducted from the respective income and expense accounts.  Assets and liabilities related to reinsurance ceded generally are reported in the consolidated balance sheets on a gross basis, separately from the related future policy benefits and claims of the Company.

Deferred Policy Acquisition Costs

Investment and universal life insurance products.  The Company has deferred certain costs that vary with and primarily relate to acquiring business, consisting principally of commissions, premium taxes, certain expenses of the policy issue and underwriting department, certain variable sales expenses that relate to and vary with the production of new and renewal business and other acquisition expenses net of those acquisition costs ceded to reinsurers. In addition, the Company defers sales inducements, such as interest credit bonuses and jumbo deposit bonuses.  The methods and assumptions used to amortize and assess recoverability of DAC depend on the type of insurance product.

Investment products primarily consist of individual and group variable and fixed deferred annuities in the Individual Investments and Retirement Plans segments. Universal life insurance products include universal life insurance, variable universal life insurance, COLI, BOLI and other interest-sensitive life insurance policies in the Individual Protection segment.  For these products, the Company amortizes DAC with interest over the lives of the policies in relation to the present value of estimated gross profits from projected interest margins, policy charges, and net realized investment gains and losses less policy benefits and policy maintenance expenses.  DAC for investments and universal life insurance products is subject to recoverability testing in the year of policy issuance, and DAC for universal life insurance products is also subject to loss recognition testing at the end of each reporting period.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

The Company adjusts the DAC asset related to investment and universal life insurance products to reflect the impact of unrealized gains and losses on fixed maturity securities available-for-sale with the corresponding adjustment recorded in accumulated other comprehensive income (AOCI). The adjustment to DAC represents the change in amortization of DAC that would have been required as a charge or credit to operations had such unrealized amounts been realized and allocated to the product lines.

The assumptions used in the estimation of future gross profits are based on the Company’s current best estimates of future events and are reviewed as part of an annual process during the second quarter.  During the annual process, the Company performs a comprehensive study of assumptions, including mortality and persistency studies, maintenance expense studies, and an evaluation of projected general and separate account investment returns.  The most significant assumptions that are involved in the estimation of future gross profits include future net separate account investment performance, surrender/lapse rates, interest margins and mortality.  Quarterly, consideration is given as to whether adjustments to the assumptions in the annual process for all other product lines are necessary. Currently, the Company’s long-term assumption for net separate account investment performance is approximately 7% growth per year.  The Company reviews this assumption, like others, as part of its annual process.  Variances from the long-term assumption are expected since the majority of the investments in the underlying separate accounts are in equity securities, which correlate in the aggregate with the Standard & Poor’s (S&P) 500 Index.  The Company bases its reversion to the mean process on actual net separate account investment performance from the anchor date to the valuation date.  The Company then assumes different performance levels over the next three years such that the separate account mean return measured from the anchor date to the end of the life of the product equals the long-term assumption.  The assumed net separate account investment performance used in the DAC models is intended to reflect what is anticipated.  However, based on historical returns of the S&P 500 Index, and as part of its pre-set parameters, the Company’s reversion to the mean process generally limits net separate account investment performance to 0-15% during the three-year reversion period.

In addition to the comprehensive annual study of assumptions, management evaluates the appropriateness of the individual variable annuity DAC balance quarterly within pre-set parameters.  These parameters are designed to appropriately reflect the Company’s long-term expectations with respect to individual variable annuity contracts while also evaluating the potential impact of short-term experience on the Company’s recorded individual variable annuity DAC balance.  If the recorded balance of individual variable annuity DAC falls outside of these parameters for a prescribed period, or if the recorded balance falls outside of these parameters and management determines it is highly improbable to get back within the parameters during this time period, assumptions are required to be unlocked, and DAC is recalculated using revised best estimate assumptions.  When DAC assumptions are unlocked and revised, the Company continues to use the reversion to the mean process.

Changes in assumptions can have a significant impact on the amount of DAC reported for investment and universal life insurance products and their related amortization patterns.  In the event actual experience differs from assumptions or future assumptions are revised, the Company is required to record an increase or decrease in DAC amortization expense, which could be significant.  In general, increases in the estimated long-term general and separate account returns result in increased expected future profitability and may lower the rate of DAC amortization, while increases in long-term lapse/surrender and mortality assumptions reduce the expected future profitability of the underlying business and may increase the rate of DAC amortization.

Traditional life insurance products. Generally, DAC is amortized with interest over the premium-paying period of the related policies in proportion to the ratio of actual annual premium revenue to the anticipated total premium revenue.  Such anticipated premium revenue is estimated using the same assumptions as those used for computing liabilities for future policy benefits at issuance.  Under existing accounting guidance, the concept of DAC unlocking does not apply to traditional life insurance products, although evaluations of DAC for recoverability at the time of policy issuance and loss recognition testing at each reporting period are required.

See Note 5 for a discussion of assumption changes that impacted DAC amortization and related balances.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

Investments

Purchases and sales of securities are recorded on the trade date. Realized gains and losses on sales of fixed maturity and equity securities are recognized in income based on the specific identification method. Interest and dividend income are recognized when earned.

Available-for-sale securities. Available-for-sale securities are reported at fair value, with unrealized holding gains and losses reported as a separate component of other comprehensive income, net of adjustments for DAC and VOBA, future policy benefits and claims, policyholder dividend obligations, and deferred federal income taxes.

To determine the fair value of securities for which market quotations are available, independent pricing services are most often utilized. For these securities, the Company obtains the pricing services’ methodologies, inputs and assumptions and classifies the investments accordingly in the fair value hierarchy. As of December 31, 2011 and 2010, 82% and 81%, respectively, of fixed maturity securities were priced using independent pricing services.

Non-binding broker quotes are also utilized to determine the fair value of certain corporate debt, mortgage-backed and other asset-backed securities when quotes are not available from independent pricing services. Broker quotes are considered unobservable inputs, and these securities are classified accordingly in the fair value hierarchy as only one broker quote is ordinarily obtained, the investment is not traded on an exchange, the pricing is not available to other entities and/or the transaction volume in the same or similar investments has decreased such that generally only one quotation is available. As the brokers often do not provide the necessary transparency into their quotes and methodologies, the Company periodically performs reviews and tests to ensure that quotes are a reasonable estimate of the investments’ fair value.

For certain fixed maturity securities not valued using independent pricing services or broker quotes, a corporate pricing matrix or internally developed pricing model is most often used. The corporate pricing matrix is developed using private spreads for corporate securities with varying weighted average lives and credit quality ratings. The weighted average life and credit quality rating of a particular fixed maturity security to be priced using the corporate pricing matrix are important inputs into the model and are used to determine a corresponding spread that is added to the appropriate U.S. Treasury yield to create an estimated market yield for that security. The estimated market yield and other relevant factors are then used to estimate the fair value of the particular security.

When the collectability of contractual interest payments on fixed maturity securities is considered doubtful, such securities are placed in non-accrual status and any accrued interest is excluded from investment income. These securities are not restored to accrual status until the Company determines that payment of future principal and interest is probable.

For investments in certain residential and commercial mortgage-backed securities, the Company recognizes income and amortizes discounts and premiums using the effective-yield method based on prepayment assumptions and the estimated economic life of the securities. When actual prepayments differ significantly from estimated prepayments, the effective-yield is recalculated to reflect actual payments to date and anticipated future payments. Any resulting adjustment is included in net investment income. All other investment income is recorded using the effective-yield method without anticipating the impact of prepayments.

Mortgage loans, net of allowance.  The Company holds commercial mortgage loans that are collateralized by properties throughout the U.S. Mortgage loans held-for-investment are carried at amortized cost less a valuation allowance.

The Company maintains a valuation allowance comprised of specific reserves for impaired loans and non-specific reserves for losses inherent in the balance of the portfolio. Specific reserve changes are included in other-than-temporary impairment losses, while changes in non-specific reserves are recorded in net realized investment gains and losses.

Interest income on performing mortgage loans is recognized over the life of the loan using the effective-yield method. Loans in default or in the process of foreclosure are placed on non-accrual status. Interest received on non-accrual status mortgage loans is included in net investment income in the period received. Loans are considered delinquent when contractual payments are 90 days past due.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

Policy loans.  Policy loans, which are collateralized by the related insurance policy, are carried at the outstanding principal balance and do not exceed the net cash surrender value of the policy. As such, no valuation allowance for policy loans is required.

Short-term investments.  Short-term investments consist of highly liquid mutual funds and government agency discount notes with original maturities of less than twelve months. The Company and various affiliates entered into agreements with Nationwide Cash Management Company (NCMC), an affiliate, under which NCMC acts as a common agent in handling the purchase and sale of short-term securities for the respective accounts of the participants.  Amounts on deposit with NCMC for the benefit of the Company are included in short-term investments on the consolidated balance sheets. The Company carries short-term investments at fair value.

Other investments. Other investments consist primarily of equity method investments in joint ventures and partnerships,  hedge funds and trading securities.

Securities lending.  The Company has entered into securities lending agreements with a custodial bank whereby eligible securities are loaned to third parties, primarily major brokerage firms. These transactions are used to generate additional income on the securities portfolio. The Company is entitled to receive from the borrower any payments of interest and dividends received on loaned securities during the loan term. The agreements require a minimum of 102% of the fair value of loaned securities to be held as collateral. Cash collateral is invested by the custodial bank in investment-grade securities, which are included in the total investments of the Company. Periodically, the Company may receive non-cash collateral, which would be recorded off-balance sheet. The Company continues to recognize loaned securities in either available-for-sale or short-term investments, and a securities lending payable is recorded in other liabilities for the amount of cash collateral received. Net income received from securities lending activities is included in net investment income.

Variable interest entities. In the normal course of business, the Company has relationships with VIEs.  The Company considers many factors when determining whether it is  the primary beneficiary of a VIE.  The determination is based on a review of the entity’s contract and other deal related information, such as the entity's equity investment at risk, decision-making abilities, obligations to absorb economic risks and right to receive economic rewards of the entity. Also reviewed are whether the contractual or ownership interest in the entity changes with the change in fair value of the entity and the extent to which, through the variable interest, the Company has the power to direct the activities that most significantly impact the entity’s performance and the obligation to absorb significant losses of the entity, or the right to receive significant benefits from the entity.  The Company is not required, and does not intend, to provide financial or other support outside contractual requirements to any VIE.

The majority of the VIEs consolidated by the Company are due to providing guarantees to limited partners related to the after tax yields by the Low-Income-Housing Tax Credit Funds (LIHTC Funds).  The results of operations and  financial position of each VIE for which the Company is the primary beneficiary are included along with corresponding noncontrolling interests in the accompanying consolidated financial statements.  Ownership interests held by unrelated third parties in consolidated entities are presented as noncontrolling interests in equity.

The Company invests in fixed maturity securities that could qualify as VIEs, including corporate securities, mortgage-backed securities, and asset-backed securities.  The Company is not the primary beneficiary of these securities as the Company does not have the power to direct the activities that most significantly impacts the entities’ performance.  The Company’s maximum exposure to loss is limited to the carrying values of these securities.  There are no liquidity arrangements, guarantees or other commitments by third parties that affect the fair value of the Company’s interest in these assets.  Refer to Note 6 for additional disclosures related to these investments.

Other-than-temporary impairment evaluations.  The Company periodically reviews its available-for-sale securities to determine if any decline in fair value to below cost or amortized cost is other-than-temporary. Factors considered in determining whether a decline is other-than-temporary include the length of time a security has been in an unrealized loss position, the severity of the unrealized loss, reasons for the decline in value and expectations for the amount and timing of a recovery in fair value.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

In assessing corporate debt securities for other-than-temporary impairment, the Company evaluates the ability of the issuer to meet its debt obligations, the value of the company or specific collateral securing the debt, the Company’s intent to sell the security and whether it is more likely than not the Company will be required to sell the security before the recovery of its amortized cost basis. The Company evaluates U.S. Treasury securities and obligations of U.S. Government corporations and agencies, obligations of states and political subdivisions, and debt securities issued by foreign governments for other-than-temporary impairment by examining similar characteristics referenced above for corporate debt securities.

When evaluating whether residential mortgage-backed securities, commercial mortgage-backed securities, collateralized debt obligations and other asset-backed securities are other-than-temporarily impaired, the Company examines characteristics of the underlying collateral, such as delinquency and default rates, the quality of the underlying borrower, the type of collateral in the pool, the vintage year of the collateral, subordination levels within the structure of the collateral pool, the quality of any credit guarantors, the Company’s intent to sell the security and whether it is more likely than not it will be required to sell the security before the recovery of its amortized cost basis.

For all debt securities evaluated for other-than-temporary impairment (for which the Company does not have the intent to sell and it is not more likely than not that it will be required to sell the security before the recovery of its amortized cost basis), the Company considers the timing and present value of the cash flows. The Company evaluates its intent to sell on an individual security basis. To the extent that the present value of cash flows generated by a debt security is less than the amortized cost, an other-than-temporary impairment is recognized through earnings.

Other-than-temporary impairment losses on securities (where the Company does not intend to sell the security and it is not more likely than not it will be required to sell the security prior to recovery of the security’s amortized cost basis) are bifurcated with the credit portion of the impairment loss being recognized in earnings and the non-credit loss portion of the impairment and any subsequent changes in the fair value of those debt securities being recognized in other comprehensive income, net of applicable taxes and other offsets.

Equity securities may experience other-than-temporary impairment in the future based on the prospects for full recovery in value in a reasonable period of time, and the Company’s ability and intent to hold the security to recovery.

It is reasonably possible that further declines in fair values of such investments, or changes in assumptions or estimates of anticipated recoveries and/or cash flows, may cause further other-than-temporary impairments in the near term, which could be significant.

Derivative Instruments

The Company uses derivative instruments to manage exposures and mitigate risks associated with interest rates, equity markets, foreign currency and credit.  These derivative instruments primarily include interest rate swaps, futures contracts and options.  Certain features embedded in the Company’s investments, market-indexed life and annuity contracts and certain variable life and annuity contracts require derivative accounting.  All derivative instruments are carried at fair value and are reflected as assets or liabilities in the consolidated balance sheets.

Fair value of derivative instruments is determined using various valuation techniques relying predominately on observable market inputs. These inputs include interest rate swap curves, credit spreads, interest rates, counterparty credit risk, equity volatility and equity index levels. In cases where observable inputs are not available, the Company will utilize non-binding broker quotes to determine fair value and these instruments are classified accordingly in the fair value hierarchy.

For derivatives that are not designated for hedge accounting, the gain or loss on the derivative is primarily recognized in net realized investment gains and losses.

For derivative instruments that are designated and qualify for fair value hedge accounting (e.g., hedging the exposure to changes in the fair value of an asset or a liability or an identified portion thereof that is attributable to a particular risk), the gain or loss on the derivative instrument as well as the hedged item, to the extent of the risk being hedged, are recognized in net realized investment gains and losses.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

For derivative instruments that are designated and qualify for cash flow hedge accounting (e.g., hedging the exposure to the variability in expected future cash flows that is attributable to interest rate risk), the effective portion of the gain or loss on the derivative instrument is reported as a component of AOCI and reclassified into earnings in the same period or periods during which the hedged transaction impacts earnings in the same line item associated with the forecasted transaction. The ineffective portion of the derivative’s change in value, if any, along with any of the derivative’s change in value that is excluded from the assessment of hedge effectiveness, are recorded in net realized investment gains and losses.

The Company’s derivative transaction counterparties are generally financial institutions. To reduce the credit risk associated with open contracts, the Company enters into master netting agreements which permit the closeout and netting of transactions with the same counterparty upon the occurrence of certain events. In addition, the Company attempts to reduce credit risk by obtaining collateral from counterparties. The determination of the need for and the levels of collateral vary based on an assessment of the credit risk of the counterparty. The Company accepts collateral in the form of cash and marketable securities.

The Company invests in certain structured securities that contain embedded credit derivatives.  These securities are referred to as synthetic collateralized debt obligations and have maturity dates ranging from one to ten years.  The credit derivatives embedded in these securities have not been separated from their host contracts for separate fair value reporting; rather, the Company has elected to carry the entire security at fair value with any changes in fair value included in net realized investment gains and losses.  Effective July 1, 2010, these securities were transferred from available-for-sale securities to other investments.

Fair Value of Financial Instruments

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Fair value measurements are based upon observable and unobservable inputs. Observable inputs reflect market data obtained from independent sources while unobservable inputs reflect the Company’s view of market assumptions in the absence of observable market information. The Company utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs. In determining fair value, the Company uses various methods including market, income and cost approaches.

The Company categorizes its financial instruments into a three-level hierarchy based on the priority of the inputs to the valuation technique.  The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3).  If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Company categorizes financial assets and liabilities carried at fair value in the consolidated balance sheets as follows:

•
Level 1 – Unadjusted quoted prices accessible in active markets for identical assets or liabilities at the measurement date and mutual funds where the value per share (unit) is determined and published daily and is the basis for current transactions.

•
Level 2 – Unadjusted quoted prices for similar assets or liabilities in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means.

•
Level 3 – Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement.  Inputs reflect management’s best estimate about the assumptions market participants would use at the measurement date in pricing the asset or liability.  Consideration is given to the risk inherent in both the method of valuation and the valuation inputs.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

The Company reviews its fair value hierarchy classifications for financial assets and liabilities quarterly. Changes in observability of significant valuation inputs identified during these reviews may trigger reclassifications. Reclassifications are reported as transfers at the beginning of the period in which the change occurs.

Federal Income Taxes

The Company recognizes deferred tax assets and liabilities for future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income or loss in the years in which those temporary differences are expected to be recovered or settled. Under this method, the effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. Valuation allowances are established when management determines it is more likely than not that all or some portion of the deferred tax assets will not be realized. Interest expense and any associated penalties are shown as income tax expense.

The Company provides for federal income taxes based on amounts the Company believes it ultimately will owe.  Inherent in the provision for federal income taxes are estimates regarding the deductibility of certain items and the realization of certain tax credits.  In the event the ultimate deductibility of certain items or the realization of certain tax credits differs from estimates, the Company may be required to change the provision for federal income taxes recorded in the consolidated financial statements, which could be significant.

Tax reserves are reviewed regularly and are adjusted as events occur that management believes impact its liability for additional taxes, such as lapsing of applicable statutes of limitations, conclusion of tax audits or substantial agreement with taxing authorities on the deductibility/nondeductibility of uncertain items, additional exposure based on current calculations, identification of new issues or release of administrative guidance or rendering of a court decision affecting a particular tax issue.

NLIC files a separate consolidated federal income tax return, with its subsidiaries, and is eligible to join the NMIC consolidated tax return group in 2014.

Cash and Cash Equivalents

Cash and cash equivalents, which include highly liquid investments with original maturities of less than three months, are carried at cost, which approximates fair value.

Value of Business Acquired

As a result of the acquisition of Provident Mutual Life Insurance Company (Provident) in 2002 and the application of purchase accounting, the Company reports an intangible asset representing the fair value of the business in force and the portion of the purchase price that was allocated to the value of the right to receive future cash flows from the life insurance and annuity contracts existing as of the closing date of the Provident acquisition.  The value assigned to VOBA was supported by an independent valuation study commissioned by the Company and executed by a team of qualified valuation experts, including actuarial consultants.

VOBA represents the actuarially-determined value of future cash flows for acquired insurance contracts. Expected future cash flows are determined based on projected future policy and contract charges, premiums, mortality and morbidity, separate account performance, surrenders, changes in reserves, operating expenses, investment income and other factors. Amortization of VOBA occurs with interest over the anticipated lives of the major lines of business to which it relates in relation to estimated gross profits, gross margins or premiums, as appropriate. VOBA is adjusted for unrealized gains and losses on available-for-sale securities for changes in amortization that would have been required had such unrealized amounts been realized. In the event actual experience differs or assumptions are revised, an increase or decrease in VOBA amortization expense is recorded, which could be significant.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

Goodwill

In connection with acquisitions of operating entities, the Company recognizes the excess of the purchase price over the fair value of net assets acquired as goodwill.  Goodwill is not amortized, but is evaluated for impairment at the reporting unit level annually.  Goodwill of a reporting unit is tested for impairment on an interim basis, in addition to the annual evaluation if an event occurs or circumstances change which would more likely than not reduce the fair value of a reporting unit below its carrying amount. If a reporting unit’s carrying value is less than its fair value, the Company will perform an impairment evaluation. This evaluation utilizes an income approach to develop the implied fair value. An impairment is recognized on a reporting unit for the amount that the carrying value of its goodwill exceeds the implied fair value of its goodwill.

The process of evaluating goodwill for impairment requires several judgments and assumptions to be made to determine the fair value of the reporting units, including the method used to determine fair value, discount rates, expected levels of cash flows, revenues and earnings, and the selection of comparable companies used to develop market-based assumptions.  The Company performed its 2011 annual impairment test and determined that no impairment was required.

Closed Block

In connection with the sponsored demutualization of Provident prior to its acquisition by the Company, Provident established a closed block for the benefit of certain classes of individual participating policies that had a dividend scale payable in 2001.  Assets were allocated to the closed block in an amount that produces cash flows which, together with anticipated revenues from closed block business, is reasonably expected to be sufficient to provide for (1) payment of policy benefits, specified expenses and taxes, and (2) the continuation of dividends throughout the life of the Provident policies included in the closed block based upon the dividend scales payable for 2001, if the experience underlying such dividend scales continues.

Assets allocated to the closed block benefit only the holders of the policies included in the closed block and will not revert to the benefit of the Company.  No reallocation, transfer, borrowing or lending of assets can be made between the closed block and other portions of the Company’s general account, any of its separate accounts, or any affiliate of the Company without the approval of the Pennsylvania Insurance Department and Ohio Department of Insurance (ODI).  The closed block will remain in effect as long as any policy in the closed block is in force.

If, over time, the aggregate performance of the closed block assets and policies is better than was assumed in funding the closed block, dividends to policyholders will increase.  If, over time, the aggregate performance of the closed block assets and policies is less favorable than was assumed in the funding, dividends to policyholders could be reduced.  If the closed block has insufficient funds to make guaranteed policy benefit payments, such payments will be made from the Company’s assets outside of the closed block, which are general account assets.

The assets and liabilities allocated to the closed block are recorded in the Company’s consolidated financial statements on the same basis as other similar assets and liabilities.  The carrying amount of closed block liabilities in excess of the carrying amount of closed block assets at the date Provident was acquired by the Company represents the maximum future earnings from the assets and liabilities designated to the closed block that can be recognized in income, for the benefit of stockholders, over the period the policies in the closed block remain in force.

If actual cumulative earnings exceed expected cumulative earnings, the expected earnings are recognized in income.  This is because the excess cumulative earnings over expected cumulative earnings, which represents undistributed accumulated earnings attributable to policyholders, is recorded as a policyholder dividend obligation.  Therefore, the excess will be paid to closed block policyholders as an additional policyholder dividend expense in the future unless it is otherwise offset by future performance of the closed block that is less favorable than originally expected.  If actual cumulative performance is less favorable than expected, actual earnings will be recognized in income.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

The principal cash flow items that affect the amount of closed block assets and liabilities are premiums, net investment income, purchases and sales of investments, policyholder benefits, policyholder dividends, premium taxes and income taxes.  The principal income and expense items excluded from the closed block are management and maintenance expenses, commissions and net investment income and realized gains and losses on investments held outside of the closed block that support the closed block business, all of which enter into the determination of total gross margins of closed block policies for the purpose of the amortization of VOBA.  See Note 10 for further disclosure.

        Separate Accounts

Separate account assets and liabilities represent contractholders’ funds that have been legally segregated into accounts with specific investment objectives.  Separate account assets are comprised of public, privately registered and non-registered mutual funds and investments in securities. Separate account assets are recorded at fair value and the Company primarily uses net asset value (NAV) to estimate the underlying fair value for certain mutual funds that do not have readily determinable fair values.  The Company also uses market quotations to determine the underlying fair value of mutual funds when available.  The value of separate account liabilities is set to equal the fair value for separate account assets.  Investment income and realized investment gains or losses of these accounts accrue directly to the contractholders.

Participating Business

Participating business, which refers to policies that participate in profits through policyholder dividends, represented approximately 5% of the Company’s life insurance in force in 2011 (5% in 2010 and 6% in 2009), 42% of the number of life insurance policies in force in 2011 (45% in 2010 and 48% in 2009).  The provision for policyholder dividends was based on then current dividend scales and has been included in future policy benefits and claims in the consolidated balance sheets.

NLICA and Subsidiaries Merger

On December 31, 2009, NLIC merged with its affiliate, NLICA, with NLIC as the surviving entity.  In addition, NLIC’s subsidiary, NLAIC, merged with a subsidiary of NLICA, NLACA, effective as of December 31, 2009, with NLAIC as the surviving entity.  The merger was accounted for at historical cost in a manner similar to a pooling of interests because the involved entities were under common control.  NLICA and subsidiaries are reflected in the Company’s prior year consolidated financial statements at the historical cost of the transferred net assets to provide comparative information as though the companies were combined for all periods presented.  This presentation is consistent for both GAAP and Statutory reporting.  Since NLICA and NLACA were wholly-owned subsidiaries, there was no noncontrolling interest impact.

The Company has presented its consolidated financial statements and accompanying notes as applicable for 2009 and prior to reflect the NLICA merger.

The following table summarizes the impact of the merger with NLICA on the consolidated statement of operations for the year ended December 31:

(in millions)	2009

Total revenues	$ 375
Total benefits and expenses	$ 357
Federal income tax benefit	$ (5)
Net income	$ 23

The impact of the merger on shareholder’s equity was $1.0 billion as of December 31, 2009 and 2008, respectively.

Subsequent events

The Company evaluated subsequent events through March 1, 2012, the date the consolidated financial statements were issued.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

(3)      Recently Issued Accounting Standards

Adopted Accounting Standards

In April 2011, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2011-02, which amends the factors a creditor should consider to determine whether a restructuring constitutes a troubled debt restructuring in Accounting Standards Codification (ASC) 310, Receivables.  The Company will adopt this guidance for interim and annual periods beginning June 15, 2011. The adoption of this guidance will have an immaterial impact on the Company’s consolidated statements of operations and consolidated balance sheets.

On December 31, 2010, the Company adopted new disclosure requirements regarding the credit quality of its financing receivables (e.g., commercial mortgage loans) and the related allowance for credit losses within ASU 2010-20, which amends FASB ASC 310, Receivables. The adoption of this guidance resulted in increased disclosures only and had no impact on the Company's consolidated statements of operations or consolidated balance sheets.

On January 1, 2010, the Company adopted ASU 2010-06, except for the new disclosure providing disaggregated information related to the activity in Level 3 fair value measurements, which the Company adopted effective January 1, 2011.

On July 1, 2010, the Company adopted ASU 2010-11, which clarifies the guidance and application of the scope exception for embedded credit derivatives contained within FASB ASC 815-15, Embedded Derivatives. This scope exception allows for embedded credit derivative features related only to the transfer of credit risk in the form of subordination of one financial instrument to another to not be subject to potential bifurcation and separate accounting.  The guidance also allowed companies to irrevocably elect to apply the fair value option to any investment in a beneficial interest in securitized financial assets.  The Company recorded an impact of adoption of $9 million, net of taxes, as a decrease to retained earnings with a corresponding increase to accumulated other comprehensive income on the consolidated statements of equity.\

On January 1, 2010, the Company adopted guidance under FASB ASC 810, Consolidation, resulting in an increase to noncontrolling interest of $46 million on the consolidated statements of equity.  This guidance changes the consolidation guidance applicable to a VIE.  It also amends the guidance governing the determination of whether an entity is the VIE’s primary beneficiary (the reporting entity that must consolidate the VIE) by requiring a qualitative analysis rather than a quantitative analysis.

In April 2009, the FASB issued guidance under FASB ASC 320, Investments – Debt and Equity Securities.  This guidance is designed to create greater clarity and consistency in accounting for and presentation of impairment losses on debt securities.  This guidance is effective for interim and annual periods ending after June 15, 2009 with early adoption permitted.  As of the beginning of the interim period of adoption, this guidance requires a cumulative-effect adjustment to reclassify the non-credit component of previously recognized other-than-temporary impairment losses on debt securities from retained earnings to the beginning balance of AOCI.  The Company adopted this guidance as of January 1, 2009.  The adoption of this guidance resulted in a cumulative-effect adjustment of $250 million, net of taxes, as an increase to the opening balance of retained earnings with a corresponding decrease to the opening balance of AOCI.

Pending Accounting Standard

In September 2011, the FASB issued ASU 2011-08, which amends existing guidance in ASC 350, Intangibles-Goodwill and Other.  The amended guidance allows an entity to conduct a qualitative assessment to determine if it is more likely than not that the fair value of a reporting unit is less than its carrying value before performing the two-step goodwill impairment test.  If the qualitative assessment indicates that it is not more likely than not that the fair value of a particular reporting unit is less than its carrying value, then the entity is not required to perform the two-step goodwill impairment test.  The Company will adopt this guidance prospectively for the annual period beginning January 1, 2012. The adoption of this guidance will have no impact on the Company's consolidated statements of operations or consolidated balance sheets.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

In May 2011, the FASB issued ASU 2011-04, which amends existing guidance in ASC 820, Fair Value Measurements and Disclosures.  The guidance in this ASU clarifies existing fair value measurement guidance and expands disclosures primarily related to Level 3 fair value measurements.  The Company will adopt this guidance prospectively for the annual period beginning January 1, 2012.  The adoption of this guidance will result in increased disclosures and will have an immaterial impact on the Company’s consolidated statements of operations or consolidated balance sheets.

In October 2010, the FASB issued ASU 2010-26, which amends FASB ASC 944, Financial Services - Insurance. This amends prior guidance by modifying the definition of the types of costs incurred by insurance entities that can be capitalized in the acquisition of new and renewal contracts. The amendments are required to be applied prospectively with retrospective application permitted. The Company will adopt this guidance retrospectively, effective January 1, 2012. The Company is currently in the process of determining the impact of adoption. The adoption of this guidance is expected to have a material impact to DAC and retained earnings.

In June 2011, the FASB issued ASU 2011-05, which amends existing guidance in ASC 220, Comprehensive Income. The amended guidance requires reporting entities to present net income and other comprehensive income in either a single continuous statement or in two separate, but consecutive, statements of net income and other comprehensive income.  In December 2011, the FASB issued ASU 2011-12, which defers certain changes in ASU 2011-05 related to the presentation of reclassification adjustments out of accumulated other comprehensive income.  The Company will adopt both updates retrospectively, effective December 31, 2012.  The adoption of this guidance will impact the presentation of the Company’s consolidated financial statements.

In December 2011, the FASB issued ASU 2011-11, which expands the disclosure requirements within ASC 210-10, Balance Sheet – Offsetting.  The new disclosures require improved information about certain financial instruments and derivatives that are either offset in accordance with GAAP or subject to enforceable master offsetting arrangements irrespective of GAAP. The Company will adopt this guidance retrospectively for interim and annual periods beginning January 1, 2013.  The adoption of this guidance will result in increased disclosures only and will have no impact on the Company's consolidated statements of operations or consolidated balance sheets.

(4)       Certain Long-Duration Contracts

Variable Annuity Contracts

The Company issues variable annuity contracts through its separate accounts, for which investment income and gains and losses on investments accrue directly to, and investment risk is borne by, the contractholder.  The Company also provides various forms of guarantees to benefit the related contractholders.  The Company provides five primary guarantee types of variable annuity contracts:  (1) GMDB; (2) GMIB; (3) GMAB; (4) GLWB; and (5) a hybrid guarantee with GMAB and GLWB.

The GMDB, offered on every variable annuity contract, provides a specified minimum return upon death.  Many of these death benefits are spousal, whereby a death benefit will be paid upon death of the first spouse.  The survivor has the option to terminate the contract or continue it and have the death benefit paid into the contract and a second death benefit paid upon the survivor’s death.

The GMIB, which was offered as a rider to several variable annuity contracts, is a living benefit that provides the contractholder with a guaranteed annuitization value.

The GMAB, offered in the Company’s Capital Preservation Plus contract rider, is a living benefit that provides the contractholder with a guaranteed return of deposits, adjusted proportionately for withdrawals, after a specified time period (5, 7 or 10 years) selected by the contractholder at the issuance of the variable annuity contract.  In some cases, the contractholder also has the option, after a specified time period, to drop the rider and continue the variable annuity contract without the GMAB.  In general, the GMAB requires a minimum allocation to guaranteed term options or adherence to limitations required by an approved asset allocation strategy.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

The GLWB, offered in the Company’s Lifetime Income contract rider (L.inc), is a living benefit that provides for enhanced retirement income security without the liquidity loss associated with annuitization.  The withdrawal rates vary based on the age when withdrawals begin and are applied to a benefit base to determine the guaranteed lifetime income amount available to a contractholder.  The benefit base is equal to the variable annuity premium at contract issuance and may increase as a result of a feature driven by account performance and policy duration.  L.inc is the only living benefit guarantee offered on new variable annuity contract sales.

The following table summarizes information regarding variable annuity contracts with guarantees invested in general and separate accounts as of December 31 (a contract may contain multiple guarantees):

			2011			2010
				Wtd. avg.				Wtd. avg.
	General	Separate	Net	attained	General	Separate	Net	attained
	account	account	amount	age of	account	account	amount	age of
(in millions)	value	value	at risk1	contractholders	value	value	at risk1	contractholders

Return of net deposits:
In the event of death	$ 1,562	$11,749	$ 175	63	$ 832	$ 8,039	$ 39	62
Accumulation at specified date	$ 342	$ 4,138	$ 149	65	$ 558	$ 5,394	$ 108	65

Minimum return or anniversary contract value :
In the event of death	$ 3,600	$28,754	$ 1,882	67	$ 2,604	$ 30,970	$ 1,271	67
At annuitization	$ 430	$18,089	$ 574	65	$ 342	$ 12,806	$ 431	65
__________

1	Net amount at risk is calculated on a seriatim basis and equals the respective guaranteed benefit less the account value (or zero if the account value exceeds the guaranteed benefit).

Net amount at risk is highly sensitive to changes in financial market movements. See Note 7, for a discussion of the Company’s risk management practices with respect to financial market exposure.

The following table summarizes the reserve balances, for variable annuity contracts with guarantees as of December 31:

(in millions)	2011	2010

Accumulation and withdrawal benefits	$ 1,842	$ 168
GMDB	$ 80	$ 46
GMIB	$ 3	$ 2

The following table summarizes paid claims for variable annuity contracts with guarantees as of December 31:

(in millions)	2011	2010

Accumulation and withdrawal benefits	$ 10	$ -
GMDB	$ 40	$ 62
GMIB	$ -	$ 3

Universal and Variable Universal Life Insurance Contracts

The Company offers certain universal life and variable universal life insurance products with secondary guarantees.  This no lapse guarantee provides that a policy will not lapse so long as the policyholder makes minimum premium payments.   The reserve balances on these guarantees were $162 million and $87 million as of December 31, 2011 and 2010, respectively.  Paid claims on contracts maintained in force by these guarantees were immaterial for the years ended December 31, 2011 and 2010, respectively.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

The following table summarizes information regarding universal and variable universal life insurance contracts with no lapse guarantees invested in general and separate accounts as of December 31:

	2011			2010
			Wtd. avg.			Wtd. avg.
		Net	attained		Net	attained
	Account	amount	age of	Account	amount	age of
(in millions)	value	at risk1	contractholders	value	at risk1	contractholders

No lapse guarantees	$ 1,154	$ 9,777	58	$ 1,065	$ 8,099	58

__________
1 Net amount at risk is calculated on a seriatim basis and equals the respective guaranteed death benefit less the account value (or zero if the account value exceeds the guaranteed benefit).

Related Separate Accounts

The following table summarizes account balances of deferred variable annuity, variable single premium immediate annuity and variable universal life insurance contracts that were invested in separate accounts as of December 31:

(in millions)	2011	2010

Mutual funds:
Bond	$ 5,604	$ 5,364
Domestic equity	34,612	33,254
International equity	2,812	3,437
Total mutual funds	$ 43,028	$ 42,055
Money market funds	1,530	1,457
Total	$ 44,558	$ 43,512

The Company did not transfer any assets from the general account to the separate account to cover guarantees for any of its variable annuity contracts during the years ended December 31, 2011 and 2010.

(5)      Deferred Policy Acquisition Costs and Value of Business Acquired

Deferred Policy Acquisition Costs

The following table presents a reconciliation of DAC for the years ended December 31:

(in millions)	2011	2010	2009

Balance at beginning of year	$ 3,973	$ 3,983	$ 4,524
Capitalization of DAC	741	634	513
Amortization of DAC, excluding unlocks	(239)	(385)	(606)
Amortization of DAC related to unlocks	163	(11)	140
Adjustments to DAC related to unrealized gains and losses on securities available-for-sale	(213)	(248)	(588)
Balance at end of year	$ 4,425	$ 3,973	$ 3,983

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

The most significant contributor to the favorable unlock recorded during 2011 was the Company’s recorded balance of individual variable annuity DAC fell outside the Company’s preset parameters for the prescribed period, which primarily was driven by favorable equity market performance compared to assumed net separate account returns and resulted in a decrease in DAC amortization of $111 million.

During 2011, 2010 and 2009, the Company conducted its annual comprehensive review of model assumptions and unlocked assumptions related to interest spread, mortality, lapse and market performance assumptions.

During 2009, the Company’s recorded balance of individual variable annuity DAC fell outside the Company’s preset parameters for the prescribed period, which primarily was driven by favorable equity market performance compared to assumed net separate account returns and resulted in a decrease in DAC amortization of $219 million.

Based upon the market performance in the second half of 2011, the DAC balance for variable annuities is currently outside of the preset parameters.  Accordingly, future periods may incur additional amortization of DAC if the Company’s actual returns are less than the assumed net separate account performance.

Value of Business Acquired

The following table presents a reconciliation of VOBA for the years ended December 31:

(in millions)	2011	2010	2009

Balance at beginning of year	$ 259	$ 277	$ 334
Amortization of VOBA, excluding unlocks	(29)	(33)	(36)
Amortization of VOBA related to unlocks	16	13	(13)
Net realized gains on investments	2	1	1
Adjustments to VOBA related to unrealized gains and losses on securities
available-for-sale	(10)	1	(9)
Balance at end of year	$ 238	$ 259	$ 277

Interest on the unamortized VOBA balance (at interest rates ranging from 4.50% to 7.56%) is included in amortization and was $17 million, $18 million, and $20 million during the years ended December 31, 2011, 2010 and 2009, respectively. Additionally, the VOBA gross carrying amount was $585 million and $595 million and accumulated amortization of $347 million and $336 million for the years ended December 31, 2011 and 2010, respectively. The initial useful life related to the VOBA balances is 28 years.

Based on current assumptions, which are subject to change, the following table summarizes estimated amortization of VOBA for the next five years ended December 31:

(in millions)	VOBA

2012	$ 21
2013	$ 19
2014	$ 16
2015	$ 14
2016	$ 13

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

(6)      Investments

Available-for-Sale Securities

The following table summarizes amortized cost, gross unrealized gains and losses and fair value of available-for-sale securities as of the dates indicated:

		Gross	Gross
	Amortized	unrealized	unrealized	Fair
(in millions)	cost	gains	losses	value

December 31, 2011
Fixed maturity securities:
U.S. Treasury securities and obligations of U.S.
Government corporations and agencies	$ 506	$ 124	$ -	$ 630
Obligations of states and political subdivisions	1,501	177	-	1,678
Debt securities issued by foreign governments	102	18	-	120
Corporate public securities	14,132	1,336	111	15,357
Corporate private securities	3,998	327	27	4,298
Residential mortgage-backed securities	5,280	255	311	5,224
Commercial mortgage-backed securities	1,347	64	32	1,379
Collateralized debt obligations	410	17	125	302
Other asset-backed securities	201	16	4	213
Total fixed maturity securities	$ 27,477	$ 2,334	$ 610	$ 29,201
Equity securities	19	2	1	20
Total available-for-sale securities	$ 27,496	$ 2,336	$ 611	$ 29,221

December 31, 2010
Fixed maturity securities:
U.S. Treasury securities and obligations of U.S.
Government corporations and agencies	$ 497	$ 87	$ -	$ 584
Obligations of states and political subdivisions	1,410	15	48	1,377
Debt securities issued by foreign governments	110	13	-	123
Corporate public securities	11,921	879	84	12,716
Corporate private securities	4,038	257	47	4,248
Residential mortgage-backed securities	5,811	183	355	5,639
Commercial mortgage-backed securities	1,167	51	32	1,186
Collateralized debt obligations	365	13	126	252
Other asset-backed securities	294	19	4	309
Total fixed maturity securities	$ 25,613	$ 1,517	$ 696	$ 26,434
Equity securities	39	3	-	42
Total available-for-sale securities	$ 25,652	$ 1,520	$ 696	$ 26,476

The fair value of the Company’s investments may fluctuate significantly in response to changes in interest rates, investment quality ratings and credit spreads.  While the Company has the ability and intent to hold equity securities until recovery, and the Company does not have the intent to sell, nor is it more likely than not it will be required to sell fixed maturity securities in unrealized loss positions, investment losses may be realized to the extent liquidity needs require the disposition of securities in unfavorable interest rate, liquidity or credit spread environments.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

The following table summarizes the amortized cost and fair value of fixed maturity securities, by maturity, as of December 31, 2011.  Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without early redemption penalties.

	Amortized	Fair
(in millions)	cost	value
Fixed maturity securities:
Due in one year or less	$ 963	$ 982
Due after one year through five years	6,817	7,215
Due after five years through ten years	7,699	8,478
Due after ten years	4,760	5,408
Subtotal	$ 20,239	$ 22,083
Residential mortgage-backed securities	5,280	5,224
Commercial mortgage-backed securities	1,347	1,379
Collateralized debt obligations	410	302
Other asset-backed securities	201	213
Total fixed maturity securities	$ 27,477	$ 29,201

The following table summarizes components of net unrealized gains and losses on available-for-sale securities, as of December 31:

(in millions)	2011	2010 1

Net unrealized gains, before adjustments, taxes and fair value hedging	$ 1,725	$ 824
Change in fair value attributable to fixed maturities designated in fair value hedging
relationships	(8)	(20)
Net unrealized gains, before adjustments and taxes	1,717	804
Adjustment to DAC and VOBA	(439)	(216)
Adjustment to future policy benefits and claims	(183)	27
Adjustment to policyholder dividend obligation	(132)	(90)
Deferred federal income tax expense	(329)	(184)
Net unrealized gains on available-for-sale securities	$ 634	$ 341
__________
1	Includes the $9 million, net of taxes, cumulative effect of adoption of accounting principle as of July 1, 2010 for the adoption of ASU 2010-11.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

The following table summarizes the change in net unrealized gains and losses on available-for-sale securities reported in accumulated other comprehensive income, as of December 31:

(in millions)	2011	2010
Balance at beginning of year	$ 341	$ (228)
Cumulative effect of adoption of accounting principle	-	9
Adjusted balance, beginning of period	$ 341	$ (219)
Unrealized gains and losses arising during the period:
Net unrealized gains before adjustments	896	1,039
Non-credit impairments and subsequent changes in fair value of those debt securities	(11)	131
Net adjustments to DAC and VOBA	(223)	(247)
Net adjustment to future policy benefits and claims	(210)	7
Net adjustment to policyholder dividend obligation	(42)	(73)
Related federal income tax expense	(135)	(300)
Change in unrealized gains on available-for-sale securities	$ 275	$ 557
Reclassification adjustments to net investment losses, net of taxes ($(10) and $(2) as of December 31, 2011 and 2010, respectively)	(18)	(3)
Change in net unrealized gains on available-for-sale securities	$ 293	$ 560
Balance at end of year	$ 634	$ 341

The following table summarizes available-for-sale securities, by asset class, in a gross unrealized loss position based on the amount of time each type of security has been in an unrealized loss position, as well as the related fair value and number of securities, as of the dates indicated:

	Less than or equal to one year			More than one year				Total
		Gross	Number		Gross	Number		Gross	Number
	Fair	unrealized	of	Fair	unrealized	of	Fair	unrealized	of
(in millions, except number of securities)	value	losses	securities	value	losses	securities	value	losses	securities

December 31, 2011
Fixed maturity securities:
Obligations of states and
political subdivisions	$ 31	$ -	6	$ 5	$ -	1	$ 36	$ -	7
Corporate public securities	1,460	62	150	309	49	54	1,769	111	204
Residential mortgage-backed securities	278	9	52	1,339	302	240	1,617	311	292
Collateralized debt obligations	78	2	10	137	123	39	215	125	49
Other asset-backed securities	470	15	48	352	48	52	822	63	100
Total fixed maturity securities	$ 2,317	$ 88	266	$ 2,142	$ 522	386	$ 4,459	$ 610	652
Equity securities	7	1	10	-	-	31	7	1	41
Total	$ 2,324	$ 89	276	$ 2,142	$ 522	417	$ 4,466	$ 611	693

December 31, 2010
Fixed maturity securities:
Obligations of states and
political subdivisions	$ 814	$ 48	77	$ -	$ -	-	$ 814	$ 48	77
Corporate public securities	1,009	28	109	528	56	107	1,537	84	216
Residential mortgage-backed securities	562	13	41	1,765	342	281	2,327	355	322
Collateralized debt obligations	1	-	2	180	126	46	181	126	48
Other asset-backed securities	458	28	51	465	55	74	923	83	125
Total fixed maturity securities	$ 2,844	$ 117	280	$ 2,938	$ 579	508	$ 5,782	$ 696	788
Equity securities	3	-	3	2	-	40	5	-	43
Total	$ 2,847	$ 117	283	$ 2,940	$ 579	548	$ 5,787	$ 696	831

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

The following table summarizes gross unrealized losses based on the ratio of estimated fair value to amortized cost, for all available-for-sale securities in an unrealized loss position, as of the dates indicated:

	December 31, 2011			December 31, 2010
	Less	More		Less	More
	than or	than		than or	than
	equal to	one		equal to	one
(in millions)	one year	year	Total	one year	year	Total

99.9% - 80.0%	$ 83	$ 158	$ 241	$ 100	$ 251	$ 351
Less than 80.0%
Residential mortgage-backed securities	-	191	191	-	173	173
Collateralized debt obligations	1	121	122	-	113	113
Other	5	52	57	17	42	59
Total	$ 89	$ 522	$ 611	$ 117	$ 579	$ 696

These unrealized losses represent temporary fluctuations in economic factors that are not indicative of other-than-temporary impairment.

Residential mortgage-backed securities are assessed for impairment using default estimates based on loan level data, where available. Where loan level data is not available, a proxy based on collateral characteristics is used. The impairment assessment considers loss severity as a function of multiple factors, including unpaid balance, interest rate, mortgage insurance ratios, assessed property value at origination, change in property value, loan-to-value ratio at origination and prepayment speeds. Cash flows generated by the collateral are then utilized, along with consideration for the issue’s position in the overall structure, to determine cash flows associated with the security.

Collateralized debt obligations are assessed for impairment using expected cash flows based on various inputs including default estimates based on the underlying corporate securities and historical and forecasted loss severities, or other market inputs when recovery estimates are not feasible. When the collateral is regional bank and insurance company trust preferred securities, default estimates used to estimate cash flows are based on U.S. Bank Rating service data and broker research.

Management believes unrealized losses on available-for-sale securities do not represent other-than-temporary impairments as the Company does not intend to sell the securities, it is not more likely than not that the Company will be required to sell the securities before recovery of their amortized cost basis or the present value of estimated cash flows were equal to or greater than the amortized cost basis of the securities.

Mortgage Loans, Net of Allowance

The Company’s investments in mortgage loans consist primarily of first lien and collateral dependent commercial mortgage loans.  These mortgage loans are further segregated into the following classes based on the unique risk profiles of the underlying property types: office, warehouse, retail, apartment and other.

The collectability of a mortgage loan is based on the ability of the borrower to repay and/or the value of the underlying collateral.  The quality of a loan is generally defined by the specific financial position and condition of a borrower and the underlying collateral. Many of the Company’s mortgage loans are structured with balloon payment maturities, exposing the Company to risks associated with the borrowers’ ability to make the balloon payment or refinance the property.

As part of the underwriting process, specific guidelines are followed to ensure the initial quality of a new mortgage loan.  Third-party appraisals are generally obtained to support loaned amounts as the loans are usually collateral dependent.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

The Company actively monitors the credit quality of its mortgage loans to support the development of the valuation allowance.  This monitoring process includes quantitative analyses which facilitate the identification of deteriorating loans, and qualitative analyses which consider other factors relevant to the borrowers’ ability to repay.  Loans with deteriorating credit fundamentals are identified for special surveillance procedures and are categorized based on the severity of their deterioration and management’s judgment as to the likelihood of loss.

Mortgage loans are considered impaired when, based on current information and events, it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement.  When management determines that a loan is impaired, a provision for loss is established equal to the difference between the carrying value and either the present value of expected future cash flows discounted at the loan’s effective interest rate or the fair value of the collateral if the loan is collateral dependent.

In addition to the loan-specific reserves, the Company maintains a non-specific reserve for losses developed based on loan surveillance categories and property type classes and reflects management’s best estimate of probable credit losses inherent in the portfolio as of the balance sheet date but not yet attributable to specific loans.  Management’s periodic evaluation of the adequacy of the non-specific reserve is based on past loan loss experience, known and inherent risks in the portfolio, adverse situations that may affect a borrower’s ability to repay, the estimated value of the underlying collateral, composition of the loan portfolio, current economic conditions and other relevant factors.

The following table summarizes the amortized cost of mortgage loans by method of evaluation for credit loss, and the related valuation allowances by type of credit loss, for the years ended December 31:

(in millions)	2011	2010
Amortized cost:
Loans with non-specific reserves	$ 5,672	$ 5,952
Loans with specific reserves	136	269
Total amortized cost	$ 5,808	$ 6,221
Valuation allowance:
Non-specific reserves	$ 33	$ 47
Specific reserves	27	49
Total valuation allowance	$ 60	$ 96
Mortgage loans, net of allowance	$ 5,748	$ 6,125

The following table summarizes activity in the valuation allowance for mortgage loans for the years ended December 31:

(in millions)	2011	2010
Balance at beginning of year	$ 96	$ 77
Additions	25	66
Deductions	(61)	(47)
Balance at end of year	$ 60	$ 96

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

The following table summarizes impaired mortgage loans by class for the years ended December 31:

(in millions)	Office	Warehouse	Retail	Apartment	Other	Total
2011
Amortized cost	$ 8	$ 31	$ 20	$ -	$ 77	$ 136
Specific reserves	(1)	(9)	(8)	-	(9)	$ (27)
Impaired mortgage loans, net of allowance	$ 7	$ 22	$ 12	$ -	$ 68	$ 109

2010
Amortized cost	$ 8	$ 52	$ 49	$ 23	$ 137	$ 269
Specific reserves	(1)	(8)	(14)	(4)	(22)	$ (49)
Impaired mortgage loans, net of allowance	$ 7	$ 44	$ 35	$ 19	$ 115	$ 220

As of December 31, 2011, the Company’s mortgage loans classified as delinquent and/or in non-accrual status were immaterial in relation to the total mortgage loan portfolio.  The Company had no mortgage loans 90 days or more past due and still accruing interest.

The following table summarizes average recorded investment and interest income recognized for impaired mortgage loans by class for the year ended December 31, 2011:

(in millions)	Office	Warehouse	Retail	Apartment	Other	Total
Average recorded investment	$ 7	$ 39	$ 33	$ 4	$ 93	$ 176
Interest income recognized	$ 1	$ 5	$ 3	$ -	$ 8	$ 17

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

Management uses an internal credit quality rating process to reflect an internal view of the credit risk associated with individual loans, as well as the portfolio as a whole.  This process considers a number of relevant loan quality measurements and factors, including loan-to-value ratio (LTV), debt service coverage ratio (DSC), current market rent expectations, economic vacancy, property characteristics, market area, and borrower strength.  LTV is calculated as a ratio of the amortized cost of a loan to the estimated value of the underlying collateral.  DSC is the amount of cash flow generated by the underlying collateral of the mortgage loan available to meet periodic interest and principal payments of the loan.  This process yields an individual internal credit quality rating score for substantially all of the Company’s mortgage loans which is then translated to a credit quality rating ranging from 1 to 5, with 1 representing the lowest risk profile and lowest potential for loss and 5 representing the highest risk profile and highest potential for loss.  These internal ratings by property are updated at least annually.

The following table summarizes the amortized cost of mortgage loans by internal credit quality rating and by class as of the dates indicated:

(in millions)	Office	Warehouse	Retail	Apartment	Other	Total

December 31, 2011
Rated 1	$ 112	$ 51	$ 120	$ 10	$ 14	$ 307
Rated 2	242	494	933	433	153	2,255
Rated 3	372	626	1,108	664	87	2,857
Rated 4	35	86	63	25	22	231
Rated 5	14	30	21	7	86	158
Total mortgage loans	$ 775	$ 1,287	$ 2,245	$ 1,139	$ 362	$ 5,808

December 31, 2010
Rated 1	$ 4	$ -	$ 1	$ -	$ -	$ 5
Rated 2	173	173	571	108	24	1,049
Rated 3	523	1,065	1,643	935	144	4,310
Rated 4	66	173	105	202	281	827
Rated 5	16	6	5	-	3	30
Total mortgage loans	$ 782	$ 1,417	$ 2,325	$ 1,245	$ 452	$ 6,221

Internal credit quality ratings are not used to establish the valuation allowance; however, there is a strong correlation between the two processes.  For example, mortgage loans in the category receiving the highest loss factors for determination of the valuation allowance are generally rated with an internal credit quality rating of 4 or 5, while mortgage loans in the category receiving the lowest loss factors for determination of the valuation allowance are generally rated 1, 2 or 3.

While the internal credit ratings reflect management’s assessment of relative credit risk in the mortgage loan portfolio for the date indicated based on underwriting criteria and ongoing assessment of the properties’ performance, management believes the amounts, net of valuation allowance, are collectible.

Securities Lending

The fair value of loaned securities was $103 million and $269 million as of December 31, 2011 and 2010, respectively.  The Company received $105 million and $276 million of cash collateral on securities lending as of December 31, 2011 and 2010, respectively. The Company did not receive any non-cash collateral on securities lending as of the balance sheet dates.

Assets on Deposit, Held in Trust and Pledged as Collateral

Fixed maturity securities with an amortized cost of $8 million were on deposit with various regulatory agencies as required by law as of December 31, 2011 and 2010.  These securities continue to be included in fixed maturity securities on the consolidated balance sheets.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

Tax Credit Funds and Variable Interest Entities

The Company has sold $796 million and $747 million in LIHTC Funds to unrelated third parties as of December 31, 2011 and 2010.  The Company has guaranteed cumulative after-tax yields to the third party investors ranging from 1.00% to 7.75% through periods ending in 2027.  As of December 31, 2011 and 2010, the Company held guarantee reserves totaling $6 million on these transactions.  These guarantees are in effect for periods of approximately 15 years each.  The LIHTC Funds provide a stream of tax benefits to the investors that will generate a yield and return of capital.  If the tax benefits are not sufficient to provide these cumulative after-tax yields, the Company must fund any shortfall.  The maximum amount of undiscounted future payments that the Company could be required to pay the investors under the terms of the guarantees is $770 million.  The Company’s risks are mitigated in the following ways: (1) the Company has the right to buyout the equity related to the guarantee under certain circumstances, (2) the Company may replace underperforming properties to mitigate exposure to guarantee payments and (3) the Company oversees the asset management of the deals. The Company does not anticipate making any material payments related to the guarantees.

The Company has relationships with VIEs where the Company is the primary beneficiary.  Net assets of all consolidated VIEs totaled $345 million and $355 million as of December 31, 2011 and 2010, respectively, which was composed primarily of other long-term investments of $310 million and $315 million at December 31, 2011 and 2010, respectively.  As of December 31, 2011 and 2010, the total exposure to loss on VIEs was immaterial (except for the impact of guarantees disclosed above). The Company’s general credit is not exposed to the creditors or beneficial interest holders of these consolidated VIEs.

During 2010, two LIHTC Funds were consolidated as a result of the adoption of guidance under FASB ASC 810, Consolidation.  Previously, the Company was not deemed the primary beneficiary.  As the managing member of the LIHTC funds, the Company has the power to direct the activities that most significantly impact the economic power of the entities and consolidated the funds.  The impact of consolidation was an increase to noncontrolling interest of $46 million.

In addition to the consolidated VIEs described above, the Company holds investments in variable interests in LIHTC Funds where the Company is not the primary beneficiary. The carrying value of these investments was $178 million and $157 million as of December 31, 2011 and 2010, respectively. The total exposure to loss on these investments was $309 million and $218 million as of December 31, 2011 and 2010, respectively. The total exposure to loss is determined by adding any unfunded commitments to the carrying value of the VIEs.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

Net Investment Income

The following table summarizes net investment income by investment type for the years ended December 31:

(in millions)	2011	2010	2009

Fixed maturity securities, available-for-sale	$ 1,502	$ 1,474	$ 1,465
Equity securities, available-for-sale	1	2	2
Mortgage loans	370	396	445
Policy loans	56	55	61
Other	(35)	(43)	(38)
Gross investment income	$ 1,894	$ 1,884	$ 1,935
Investment expenses	50	59	56
Net investment income	$ 1,844	$ 1,825	$ 1,879

Net Realized Investment Gains and Losses

The following table summarizes net realized investment gains and losses, by source, for the years ended December 31:

(in millions)	2011	2010	2009

Net derivative gains (losses)	$ (1,636)	$ (385)	$ 400
Realized gains on sales	64	176	192
Realized losses on sales	(45)	(43)	(113)
Other	8	16	(25)
Net realized investment (losses) gains	$ (1,609)	$ (236)	$ 454

In 2011, interest rate declines and equity market volatility resulted in net realized derivative losses. Refer to Note 7 for further discussion on the Company’s derivative portfolio and related activity.

Proceeds from the sale of available-for-sale securities were $1.6 billion, $2.2 billion and $4.2 billion during the years ended December 31, 2011, 2010 and 2009, respectively.  Gross gains of $50 million, $172 million and $189 million and gross losses of $39 million, $17 million and $70 million were realized on those sales during the years ended December 31, 2011, 2010 and 2009, respectively.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

Other-Than-Temporary Impairment Losses

The following table summarizes other-than-temporary impairments for the years ended December 31:

(in millions)	Total	Included in other comprehensive income	Net
2011
Fixed maturity securities	$ 135	$ (95)	$ 40
Mortgage loans	25	-	25
Other	2	-	2
Other-than-temporary impairment losses	$ 162	$ (95)	$ 67

2010
Fixed maturity securities	$ 330	$ (174)	$ 156
Equity securities	5	-	5
Mortgage loans	59	-	59
Other-than-temporary impairment losses	$ 394	$ (174)	$ 220

2009
Fixed maturity securities	$ 907	$ (417)	$ 490
Equity securities	7	-	7
Mortgage loans	72	-	72
Other	6	-	6
Other-than-temporary impairment losses	$ 992	$ (417)	$ 575

The following table summarizes the non-credit portion of other-than-temporary impairments, which have credit losses in earnings, and any subsequent changes in the fair value of those debt securities recognized in other comprehensive income, before federal income taxes, for the years ended December 31:

(in millions)	2011	2010	2009 1
Balance at beginning of year	$ (215)	$ (346)	$ -
Net activity in the period	(11)	131	(346)
Balance at end of year	$ (226)	$ (215)	$ (346)

__________

1	Includes the $384 million cumulative effect of adoption of accounting principle as of January 1, 2009 for the adoption of guidance impacting FASB ASC 320-10, Investments – Debt and Equity Securities.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

The following table summarizes the cumulative amounts related to the Company's credit portion of the other-than-temporary impairment losses on debt securities that the Company does not intend to sell and it is not more likely than not the Company will be required to sell the security prior to recovery of the amortized cost basis, for the years ended December 31:

(in millions)	2011	2010	2009

Cumulative credit loss at beginning of year	$ 340	$ 417	$ 507
New credit losses	8	31	168
Incremental credit losses	29	116	72
Losses related to securities included in the beginning balance sold or paid down during the period	(49)	(202)	(267)
Losses related to securities included in the beginning balance for which there was a change in intent	-	(22)	(63)
Cumulative credit loss at end of year	$ 328	$ 340	$ 417

(7)	Derivative Instruments

The Company is exposed to certain risks relating to its ongoing business operations which are managed by using derivative instruments.

Interest rate risk management:  The Company uses interest rate contracts, primarily interest rate swaps, to reduce or alter interest rate exposure arising from mismatches between assets and liabilities.  In the case of interest rate swaps, the Company enters into a contractual agreement with a counterparty to exchange, at specified intervals, the difference between fixed and variable rates of interest, calculated on a reference notional amount.

Interest rate swaps are used by the Company in association with fixed and variable rate investments to achieve cash flow streams that support certain financial obligations of the Company and to produce desired investment returns.  As such, interest rate swaps are generally used to convert fixed rate cash flow streams to variable rate cash flow streams or vice versa. The Company also enters into interest rate swap transactions which are structured to provide a hedge against the negative impact of higher interest rates on the Company’s statutory capital position.

Foreign currency risk management: As part of its regular investing activities, the Company may purchase foreign currency denominated investments.  These investments and the associated income expose the Company to volatility associated with movements in foreign exchange rates.  In an effort to mitigate this risk, the Company uses cross-currency swaps.  As foreign exchange rates change, the increase or decrease in the cash flows of the derivative instrument generally offsets the changes in the functional-currency equivalent cash flows of the hedged item.

Credit risk management:  The Company enters into credit derivative contracts, primarily credit default swaps, under which the Company buys and sells credit default protection on standardized credit indices, which are established baskets of creditors, or on specific corporate creditors.  These derivatives allow the Company to manage or modify its credit risk profile in general or its credit exposure to specific creditors.

Equity market risk management:  The Company has a variety of variable annuity products with guaranteed benefit features. Refer to Note 4 for description of these guarantees.

These products and related obligations expose the Company to various market risks, predominately interest rate and equity risk. Adverse changes in the equity markets or interest rate movements expose the Company to significant volatility.  To mitigate these risks and hedge the guaranteed benefit obligations, the Company enters into a variety of derivatives including interest rate swaps, equity index futures, options and total return swaps.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

Derivatives Qualifying for Hedge Accounting

The Company uses derivative instruments that are designated and qualify as fair value hedges in various financial transactions as follows:

•	interest rate swaps are used to hedge certain fixed rate investments such as mortgage loans and certain fixed maturity securities, and

•	cross-currency swaps are used to hedge foreign currency-denominated fixed maturity securities.

The Company uses derivative instruments that are designated and qualify as cash flow hedges in various financial transactions as follows:

•
interest rate swaps are used to hedge cash flows from variable rate investments such as mortgage loans and certain fixed maturity securities and to hedge payments of certain funding agreement liabilities,

•	cross-currency swaps are used to hedge interest payments and principal payments on foreign currency-denominated financial instruments.

Derivatives Not Qualifying for Hedge Accounting

The Company uses derivatives not qualifying for hedge accounting in various financial transactions as follows:

•	futures, options, interest rate swaps and total return swaps are used to hedge certain guaranteed benefit rider obligations included in variable annuity products,

•	interest rate swaps, futures and options are used to hedge portfolio duration and other interest rate risks to which the Company is exposed,

•	cross-currency swaps are used to hedge foreign currency-denominated assets and liabilities, and

•	credit default swaps are used to either buy or sell credit protection on a credit index or specific creditor.

Credit Risk Associated with Derivatives Transactions

The Company periodically evaluates the risks within the derivative portfolios due to credit exposure.  When evaluating this risk, the Company considers several factors which include, but are not limited to, the counterparty credit risk associated with derivative receivables, the Company’s own credit as it relates to derivative payables, the collateral thresholds associated with each counterparty, and changes in relevant market data in order to gain insight into the probability of default by the counterparty. In addition, the effect the Company’s exposure to credit risk could have on the effectiveness of the Company’s hedging relationships is considered.  As of December 31, 2011 and 2010, the impact of the exposure to credit risk on the fair value measurement of derivatives and the effectiveness of the Company’s hedging relationships was immaterial.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

The following table summarizes the fair value of derivative instruments, the related notional amounts of the derivative instruments and the related accrued interest, collateral and master netting agreement amounts as of the dates indicated:

	Derivative assets		Derivative liabilities
(in millions)	Fair value	Notional	Fair value	Notional

December 31, 2011
Derivatives designated and qualifying as hedging instruments	$ 11	$ 145	$ 29	$ 310
Derivatives not designated and qualifying as hedging instruments:
Interest rate contracts	$ 2,182	$ 21,732	$ 2,142	$ 20,957
Equity contracts	1,004	7,265	21	1,661
Credit default swaps	1	13	1	17
Other derivative contracts	10	892	43	2,409
Gross derivative positions1	$ 3,208	$ 30,047	$ 2,236	$ 25,354
Accrued interest	$ 172		$ 179
Less:
Cash collateral received/paid2	$ 1,028		$ 223
Master netting agreements	$ 2,158		$ 2,158
Net uncollateralized derivative positions	$ 194		$ 34

December 31, 2010
Derivatives designated and qualifying as hedging instruments	$ 27	$ 210	$ 55	$ 931
Derivatives not designated and qualifying as hedging instruments:
Interest rate contracts	$ 556	$ 10,944	$ 418	$ 10,225
Equity contracts	212	2,484	20	1,124
Credit default swaps	1	20	-	17
Other derivative contracts	42	1,329	53	1,263
Gross derivative positions1	$ 838	$ 14,987	$ 546	$ 13,560
Accrued interest	$ 99		$ 106
Less:
Cash collateral received/paid3	$ 351		$ 76
Master netting agreements	$ 551		$ 551
Net uncollateralized derivative positions	$ 35		$ 25

 __ _______
1 Assets and liabilities included in other assets and other liabilities, respectively in the consolidated balance sheets.
2 Excludes $1 million and $152 million of securities received and posted, respectively, as collateral on derivative transactions.
3 Excludes $8 million and $28 million of securities received and posted, respectively, as collateral on derivative transactions.

The fair value of embedded derivatives on annuity programs were $1.9 billion and $226 million as of December 31, 2011 and 2010, respectively, which are included in future policy benefits and claims in the consolidated balance sheets.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

The following table summarizes realized gains and losses for derivative instruments recognized in net realized investment gains and losses in the consolidated statements of operations for the years ended December 31:

(in millions)	2011	2010	2009
Derivatives designated and qualifying as hedging instruments	$ (4)	$ (9)	$ (25)
Derivatives not designated and qualifying as hedging instruments:
Interest rate contracts	$ (44)	$ (39)	$ (197)
Equity contracts	(45)	(389)	(739)
Credit default swaps	-	(5)	8
Other derivative contracts	(23)	(151)	9
Net interest settlements	34	16	(151)
Total derivative losses1	$ (82)	$ (577)	$ (1,095)
Embedded derivatives on guaranteed benefit annuity programs	(1,674)	98	1,432
Other revenue on guaranteed benefit annuities	120	94	63
Change in embedded derivative liabilities and related fees	$ (1,554)	$ 192	$ 1,495
Net realized derivative (losses) gains	$ (1,636)	$ (385)	$ 400

_________

1 Included in total derivative losses are economic hedging gains of $1.0 billion, losses of $347 million and $1.1 billion related to guaranteed benefit annuity program as of December 31, 2011, 2010 and 2009, respectively.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

(8)      Fair Value of Financial Instruments

The following table summarizes assets and liabilities measured at fair value on a recurring basis as of December 31, 2011:

(in millions)	Level 1	Level 2	Level 3	Total

Assets
Investments:
Fixed maturity securities:
U.S. Treasury securities and obligations of U.S.
Government corporations and agencies	$ 620	$ 6	$ 4	$ 630
Obligations of states and political subdivisions	-	1,678	-	1,678
Debt securities issued by foreign governments	120	-	-	120
Corporate public securities	1	15,239	117	15,357
Corporate private securities	-	3,089	1,209	4,298
Residential mortgage-backed securities	563	4,653	8	5,224
Commercial mortgage-backed securities	-	1,377	2	1,379
Collateralized debt obligations	-	55	247	302
Other asset-backed securities	-	209	4	213
Total fixed maturity securities at fair value	$ 1,304	$ 26,306	$ 1,591	$ 29,201
Equity securities	1	14	5	20
Short-term investments	23	1,102	-	1,125
Trading securities	-	-	38	38
Total other investments at fair value	$ 24	$ 1,116	$ 43	$ 1,183
Investments at fair value	$ 1,328	$ 27,422	$ 1,634	$ 30,384
Cash and cash equivalents	49	-	-	49
Derivative assets	-	2,204	1,004	3,208
Separate account assets	62,242	1,000	1,952	65,194
Assets at fair value	$ 63,619	$ 30,626	$ 4,590	$ 98,835

Liabilities
Future policy benefits and claims:
Living benefits	$ -	$ -	$ (1,842)	$ (1,842)
Equity indexed annuities	-	-	(63)	(63)
Total future policy benefits and claims	$ -	$ -	$ (1,905)	$ (1,905)
Derivative liabilities	(21)	(2,209)	(6)	(2,236)
Liabilities at fair value	$ (21)	$ (2,209)	$ (1,911)	$ (4,141)

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

The following table summarizes changes in fair value measurements for which the Company used significant unobservable inputs (Level 3) to determine fair value for the year ended December 31, 2011:

	Balance as of					Transfers	Transfers	Balance as of
	December 31,	Net gains (losses)				into	out of	December 31,
(in millions)	2010	In earnings1	In OCI	Purchases	Sales	Level 3	Level 3	2011

Assets
Investments:
Fixed maturity securities:
Corporate public securities	$ 114	$ -	$ 4	$ 41	$ (43)	$ 1	$ -	$ 117
Corporate private securities	1,161	(10)	26	161	(242)	163	(50)	1,209
Residential mortgage-backed securities	9	-	-	-	-	-	(1)	8
Commercial mortgage-backed securities	2	-	-	-	-	-	-	2
Collateralized debt obligations	191	(2)	5	87	(34)	-	-	247
Other fixed maturity securities	18	5	-	16	(20)	3	(14)	8
Total fixed maturity securities at fair value	$ 1,495	$ (7)	$ 35	$ 305	$ (339)	$ 167	$ (65)	$ 1,591
Other investments at fair value	45	(4)	-	5	(3)	-	-	43
Derivative assets	211	131	-	719	(57)	-	-	1,004
Separate account assets	1,805	147	-	-	-	-	-	1,952
Assets at fair value	$ 3,556	$ 267	$ 35	$ 1,029	$ (399)	$ 167	$ (65)	$ 4,590

Liabilities
Future policy benefits and claims:
Living benefits	$ (168)	$ (1,674)	$ -	$ -	$ -	$ -	$ -	$ (1,842)
Equity indexed annuities	(58)	(5)	-	-	-	-	-	(63)
Total future policy benefits and claims	$ (226)	$ (1,679)	$ -	$ -	$ -	$ -	$ -	$ (1,905)
Derivative liabilities	(4)	(2)	-	-	-	-	-	(6)
Liabilities at fair value	$ (230)	$ (1,681)	$ -	$ -	$ -	$ -	$ -	$ (1,911)

__________
1
Net gains and losses included in earnings are reported in net realized investment gains and losses, other-than-temporary impairment losses and interest credited to policyholder accounts. The net unrealized gains on separate account assets is attributable to contractholders, and therefore, is not included in the Company’s earnings. The change in unrealized gains (losses) in earnings on assets and liabilities still held at the end of the year was $(6) million for other investments, $154 million for derivative assets and $(1.7) billion for future policy benefits and claims.

Transfers into and out of Level 3 during the year ended December 31, 2011 represent changes in the sources used to price certain securities.  There were no significant transfers between Levels 1 and 2 during the year ended December 31, 2011, except certain separate accounts previously included in Level 2.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

The following table summarizes assets and liabilities measured at fair value on a recurring basis as of December 31, 2010:

(in millions)	Level 1	Level 2	Level 3	Total

Assets
Investments:
Fixed maturity securities:
U.S. Treasury securities and obligations of U.S.
Government corporations and agencies	$ 572	$ 10	$ 2	$ 584
Obligations of states and political subdivisions	-	1,377	-	1,377
Debt securities issued by foreign governments	123	-	-	123
Corporate public securities	2	12,600	114	12,716
Corporate private securities	-	3,087	1,161	4,248
Residential mortgage-backed securities	540	5,090	9	5,639
Commercial mortgage-backed securities	-	1,184	2	1,186
Collateralized debt obligations	-	61	191	252
Other asset-backed securities	-	293	16	309
Total fixed maturity securities at fair value	$ 1,237	$ 23,702	$ 1,495	$ 26,434
Equity securities	10	32	-	42
Short-term investments	25	1,037	-	1,062
Trading securities	-	-	45	45
Total other investments at fair value	$ 35	$ 1,069	$ 45	$ 1,149
Investments at fair value	$ 1,272	$ 24,771	$ 1,540	$ 27,583
Cash and cash equivalents	337	-	-	337
Derivative assets	-	627	211	838
Separate account assets	12,325	50,745	1,805	64,875
Assets at fair value	$ 13,934	$ 76,143	$ 3,556	$ 93,633

Liabilities
Future policy benefits and claims:
Living benefits	$ -	$ -	$ (168)	$ (168)
Equity indexed annuities	-	-	(58)	(58)
Total future policy benefits and claims	$ -	$ -	$ (226)	$ (226)
Derivative liabilities	(18)	(524)	(4)	(546)
Liabilities at fair value	$ (18)	$ (524)	$ (230)	$ (772)

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

The following table summarizes changes in fair value measurements for which the Company used significant unobservable inputs (Level 3) to determine fair value for the year ended December 31, 2010:

	Balance as of				Transfers	Transfers	Balance as of
	December 31,	Net gains (losses)		Activity	into	out of	December 31,
(in millions)	2009	In earnings1	In OCI	in period	Level 3	Level 3	2010

Assets
Investments:
Fixed maturity securities:
Corporate public securities	$ 215	$ 1	$ 4	$ (15)	$ 1	$ (92)	$ 114
Corporate private securities	1,187	3	31	(268)	311	(103)	1,161
Residential mortgage-backed securities	2,034	(1)	4	(12)	2	(2,018)	9
Commercial mortgage-backed securities	405	-	1	-	-	(404)	2
Collateralized debt obligations	240	(27)	29	(67)	16	-	191
Other fixed maturity securities	169	(9)	8	(11)	-	(139)	18
Total fixed maturity securities at fair value	$ 4,250	$ (33)	$ 77	$ (373)	$ 330	$ (2,756)	$ 1,495
Other investments at fair value	56	10	-	(20)	-	(1)	45
Derivative assets	331	(91)	-	(29)	-	-	211
Separate account assets	1,628	177	-	-	-	-	1,805
Assets at fair value	$ 6,265	$ 63	$ 77	$ (422)	$ 330	$ (2,757)	$ 3,556

Liabilities
Future policy benefits and claims:
Living benefits	$ (266)	$ 98	$ -	$ -	$ -	$ -	$ (168)
Equity indexed annuities	(45)	(13)	-	-	-	-	(58)
Total future policy benefits and claims	$ (311)	$ 85	$ -	$ -	$ -	$ -	$ (226)
Derivative liabilities	(2)	(2)	-	-	-	-	(4)
Liabilities at fair value	$ (313)	$ 83	$ -	$ -	$ -	$ -	$ (230)
__________

1
Net gains and losses included in earnings are reported in net realized investment gains and losses, other-than-temporary impairment losses and interest credited to policyholder accounts. The net unrealized gains on separate account assets is attributable to contractholders, and therefore, is not included in the Company’s earnings. The change in unrealized gains (losses) in earnings on assets and liabilities still held at the end of the year was $(2) million for other investments, $(69) million for derivative assets, $85 million for future policy benefits and claims and $(2) million for derivative liabilities.

At December 31, 2009, most of the Company’s investments in residential mortgage-backed securities backed by Alt-A and sub-prime collateral were categorized as Level 3 financial assets because there was little market activity in these securities.   During 2010, market activity increased in these securities such that they are no longer considered inactive.  As such, these securities were transferred out of Level 3 and into Level 2. Additionally, many of the Company’s investments in below investment-grade commercial mortgage-backed securities, which were categorized as Level 3 financial assets as of December 31, 2009 were transferred to Level 2 in 2010. This was primarily due to an increase in the observable valuation inputs of market activity and availability of higher quality independent pricing data.

There were no significant transfers between Levels 1 and 2 during the year ended December 31, 2010.

Fair Value Option

The Company assesses the fair value option election for newly acquired financial assets or liabilities on a prospective basis. Except for synthetic collateralized debt obligations, there are no material assets or liabilities for which the Company elected the fair value option.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

Use of Net Asset Value for Estimating Fair Value

The Company uses net asset value to estimate the underlying fair value for certain mutual funds that do not have readily determinable fair values, which are included in separate accounts.

All but one of these mutual fund investments are included in Level 2 and had fair values totaling $50.0 billion as of December 31, 2010. These funds have no unfunded commitments or restrictions and the Company always has the ability to redeem the separate account investment in these funds with the investee at net asset value daily. These mutual funds are primarily invested in domestic and international equity funds.

The Company’s separate account assets include an investment in a mutual fund that may not be redeemed until a seven year guarantee period expires in 2016; however, net asset value has been used to estimate the fair value of this investment as a practical expedient. This fund has no unfunded commitments or other restrictions. The investment strategy of this fund is to build a portfolio where the assets shall be sufficient to achieve a target portfolio value by the end of the seven year guarantee period. The net asset value of this fund reported in separate account assets was $1.3 billion as of December 31, 2011 and 2010, respectively, and is included in Level 3.

Contractholders have the ability to select and change investment categories, which will result in the underlying mutual funds being purchased and sold in the future.

Fair Value on a Nonrecurring Basis

The Company measured certain mortgage loans at fair value, or fair value of the collateral for collateral dependent loans, on a non-recurring basis subsequent to their initial recognition, due to impairments or foreclosures recorded during the year. In determining the fair value for these mortgage loans, the Company primarily uses the direct capitalization method based on management’s view of current market capitalization rates.  Alternatively, the Company may use a discounted cash flow methodology or an independently provided appraisal of value.  Each of these methodologies is considered to represent a Level 3 fair value measurement.  Refer to Note 6 for further discussion of the carrying value of impaired mortgage loans.

Financial Instruments Not Carried at Fair Value

The following table summarizes the carrying value and fair value of the Company’s financial instruments not carried at fair value as of December 31.  The valuation techniques used to estimate these fair values are described below.

	2011		2010
	Carrying	Fair	Carrying	Fair
(in millions)	value	value	value	value

Assets
Investments:
Mortgage loans held-for-investment	$ 5,748	$ 5,861	$ 6,125	$ 5,863
Policy loans	$ 1,008	$ 1,008	$ 1,088	$ 1,088

Liabilities
Investment contracts	$ 18,318	$ 17,992	$ 17,962	$ 17,618
Short-term debt	$ 777	$ 777	$ 300	$ 300
Long-term debt	$ 991	$ 1,081	$ 978	$ 1,039

Mortgage loans held-for-investment:  The fair values of mortgage loans held-for-investment are estimated using discounted cash flow analyses based on interest rates currently being offered for similar loans to borrowers with similar credit ratings.

Policy loans:  The carrying amount reported in the consolidated balance sheets approximates fair value.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

Investment contracts:  For investment contracts without defined maturities, fair value is the amount payable on demand, net of surrender charges.  For investment contracts with known or determined maturities, fair value is estimated using discounted cash flow analysis.  Interest rates used in this analysis are similar to currently offered contracts with maturities consistent with those remaining for the contracts being valued.

Short-term debt:  The carrying amount reported in the consolidated balance sheets approximates fair value.

Long-term debt:  The fair values for long-term debt are based on estimated market prices using observable inputs from similar debt instruments.

(9)	Goodwill

The following table summarizes changes in the carrying value of goodwill by segment for the years indicated:

	Retirement	Individual
(in millions)	Plans	Protection	Total
Balance as of December 31, 2009	$ 25	$ 175	$ 200
Adjustments	-	-	-
Balance as of December 31, 2010	$ 25	$ 175	$ 200
Adjustments	-	-	-
Balance as of December 31, 2011	$ 25	$ 175	$ 200

The Company’s annual impairment testing did not result in any impairment on existing goodwill during 2011, 2010 and 2009.  As of the 2011, 2010 and 2009 annual impairment testing, the fair value of the reporting units with goodwill was in excess of the carrying value.  The goodwill balances as of December 31, 2011 and 2010 have not been previously impaired.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

(10)       Closed Block

The amounts shown in the following tables for assets, liabilities, revenues and expenses of the closed block are those that enter into the determination of amounts that are to be paid to policyholders.

The following table summarizes financial information for the closed block as of December 31:

(in millions)	2011	2010

Liabilities:
Future policyholder benefits	$ 1,761	$ 1,794
Policyholder funds and accumulated dividends	143	143
Policyholder dividends payable	27	28
Policyholder dividend obligation	156	121
Other policy obligations and liabilities	26	13
Total liabilities	$ 2,113	$ 2,099

Assets:
Fixed maturity securities available-for-sale	$ 1,424	$ 1,312
Mortgage loans, net	210	224
Policy loans	170	186
Other assets	105	162
Total assets	$ 1,909	$ 1,884
Excess of reported liabilities over assets	204	215

Portion of above representing other comprehensive income:
Increase in unrealized gain on fixed maturity securities available-for-sale	$ 42	$ 73
Adjustment to policyholder dividend obligation	(42)	(73)
Total	$ -	$ -

Maximum future earnings to be recognized from assets and liabilities	$ 204	$ 215

Other comprehensive income:
Fixed maturity securities available-for-sale:
Fair value	$ 1,424	$ 1,312
Amortized cost	1,292	1,222
Shadow policyholder dividend obligation	(132)	(90)
Net unrealized appreciation	$ -	$ -

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

The following table summarizes closed block operations for the years ended December 31:

(in millions)	2011	2010	2009

Revenues:
Premiums	$ 77	$ 83	$ 90
Net investment income	102	101	106
Realized investment (losses) gains	(3)	(3)	2
Realized losses credited to policyholder benefit obligation	(1)	(1)	(7)
Total revenues	$ 175	$ 180	$ 191

Benefits and expenses:
Policy and contract benefits	$ 145	$ 131	$ 133
Change in future policyholder benefits and interest credited to
policyholder accounts	(35)	(23)	(24)
Policyholder dividends	55	56	59
Change in policyholder dividend obligation	(8)	(3)	4
Other expenses	1	1	1
Total benefits and expenses	$ 158	$ 162	$ 173

Total revenues, net of benefits and expenses, before federal income
tax expense	$ 17	$ 18	$ 18
Federal income tax expense	6	6	6
Revenues, net of benefits and expenses and federal income tax
expense	$ 11	$ 12	$ 12

Maximum future earnings from assets and liabilities:
Beginning of period	$ 215	$ 227	$ 239
Change during period	(11)	(12)	(12)
End of period	$ 204	$ 215	$ 227

Cumulative closed block earnings from inception through December 31, 2011, 2010 and 2009 were higher than expected as determined in the actuarial calculation.  Therefore, policyholder dividend obligations (excluding the adjustment for unrealized gains on available-for-sale securities) were $23 million, $31 million and $32 million as of December 31, 2011, 2010 and 2009, respectively.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

(11)	Short-Term Debt

The following table summarizes short-term debt and weighted average annual interest rates as of December 31:

(in millions)	2011	2010

$600 million commercial paper program (0.30% and 0.35%, respectively)	$ 300	$ 300
$600 million promissory note and line of credit (1.73% in 2011)	$ 477	$ -
Total short-term debt	$ 777	$ 300

In May 2011, NMIC, NFS, and NLIC entered into a $600 million revolving credit facility upon expiration of its existing facility of the same amount. The new facility matures in May 2015 and is subject to various covenants, as defined in the agreement.  NLIC had no amounts outstanding under the new or existing facilities as of December 31, 2011 and December 31, 2010.

In April 2011, the Company entered into a $600 million unsecured revolving promissory note and line of credit agreement with its parent company, NFS. Outstanding principal balances of the line of credit bear interest at the rate of six-month U.S. London Interbank Offered Rate (LIBOR) plus 1.25%. Interest is due and payable as of the last day of each interest period, as defined in the agreement, while there are outstanding principal balances. Under the terms of the agreement, NLIC may borrow, repay and re-borrow advances under the line of credit at any time prior to the termination of the note, which, among other conditions, is April 2012, subject to automatic renewal for additional one year periods unless either party terminates the agreement.

In June 2010, NLIC entered into an agreement reducing the commercial paper program from $800 million to $600 million.  The rating agency guidelines recommend that NLIC maintain minimum liquidity backup, which includes cash and liquid assets as well as committed bank lines, equal to 50% of any amounts outstanding under the commercial paper program.  Therefore, availability under the aggregate $600 million credit facility is reduced by the amount outstanding in excess of available cash and liquid assets.

The Company has entered into an agreement with its custodial bank to borrow against the cash collateral that is posted in connection with its securities lending program.  The maximum amount available under the agreement is $350 million.  The borrowing rate on this program is equal to one-month U.S. LIBOR.  The Company had no amounts outstanding under this agreement as of December 31, 2011 and 2010.

The terms of each debt instrument contain various restrictive covenants, including, but not limited to, minimum statutory surplus and minimum net worth requirements, and maximum debt to tangible net worth requirements, as defined in the agreements.  The Company was in compliance with all covenants as of December 31, 2011 and 2010.

The amount of interest paid on short-term debt was $5 million in 2011 and immaterial in 2010 and 2009.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

(12)       Long-Term Debt

The following table summarizes long-term debt as of December 31:

(in millions)	2011	2010

8.15% surplus note, due June 27, 2032, payable to NFS	$ 300	$ 300
7.50% surplus note, due December 17, 2031, payable to NFS	300	300
6.75% surplus note, due December 23, 2033, payable to NFS	100	100
Variable funding surplus note, due December 31, 2040	285	272
Other	6	6
Total long-term debt	$ 991	$ 978

On December 31, 2010, Olentangy Reinsurance, LLC, a special purpose financial captive insurance subsidiary of NLAIC domiciled in the State of Vermont, issued a variable funding surplus note due on December 31, 2040 to Nationwide Corporation, a majority-owned subsidiary of NMIC.  The note is redeemable in full or partial amount at any time subject to proper notice and approval.  A redemption premium shall be payable if the note is redeemed on or prior to the third anniversary date of the note’s issuance. The note bears interest at the rate of three-month U.S. LIBOR plus 2.80% payable quarterly.  Olentangy Reinsurance, LLC agrees to draw down or reduce principal amounts in accordance with the terms outlined in the purchase agreement.  The maximum amount outstanding under the agreement is $313 million in 2016.  The Company made interest payments on this surplus note of $9 million during 2011. Any payment of interest or principal on the note requires the prior approval of the State of Vermont.

The Company made interest payments to NFS on surplus notes totaling $54 million in 2011, 2010 and 2009.  Payments of interest and principal under the notes require the prior approval of the ODI.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

(13)	Federal Income Taxes

The following table summarizes the federal income tax (benefit) expense attributable to (loss) income before income attributable to noncontrolling interests, for the years ended December 31:

(in millions)	2011	2010	2009

Current tax expense (benefit)	$ 55	$ (91)	$ 165
Deferred tax (benefit) expense	(437)	115	(117)
Total tax (benefit) expense	$ (382)	$ 24	$ 48

Total federal income tax (benefit) expense differs from the amount computed by applying the U.S. federal income tax rate to (loss) income before federal income taxes and noncontrolling interests, as follows for the years ended December 31:

	2011		2010		2009
(in millions)	Amount	%	Amount	%	Amount	%
Rate reconciliation:
Computed (expected tax (benefit) expense)	$ (252)	35%	$ 71	35%	$ 107	35%
Dividend received deduction	(99)	14%	(50)	(25)%	(56)	(18)%
Impact of noncontrolling interest	20	(3)%	21	10%	18	6%
Tax credits	(30)	4%	(27)	(13)%	(21)	(7)%
Change in tax contingency reserve	(15)	2%	(5)	(2)%	5	2%
Other, net	(6)	1%	14	7%	(5)	(2)%
Total	$ (382)	53%	$ 24	12%	$ 48	16%

The Company’s current federal income tax receivable (liability) was $16 million and $(50) million as of December 31, 2011 and 2010, respectively.

Total federal income taxes paid (refunded) were $121 million, $(35) million, and $(59) million during the years ended December 31, 2011, 2010, and 2009, respectively.

During 2011, the Company recorded a tax benefit of $10 million primarily related to differences between the 2010 estimated tax liability and the amounts reported on the Company’s 2010 tax return. These changes in estimates were primarily driven by the Company’s separate account dividends received deduction (DRD).  During 2010, there were no material federal income tax expense adjustments.

During 2009, the Company recorded $9 million of net federal income tax expense adjustments primarily related to differences between the 2008 estimated tax liability and the amounts reported on the Company’s 2008 tax returns.  These changes in estimates were primarily driven by the Company’s separate account dividends received deduction (DRD) and foreign tax credit.

As of December 31, 2011, the Company no longer has a capital loss carryforward.  The Company has $59 million in low-income-housing credit carryforwards, which expire between 2026 and 2031 and $126 million in alternative minimum tax credit carryforwards, which have an unlimited carryforward. The Company expects to fully utilize all carryforwards.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

The following table summarizes the tax effects of temporary differences that give rise to significant components of the net deferred tax liability as of December 31:

(in millions)	2011	2010

Deferred tax assets:
Future policy benefits and claims	$ 1,193	$ 1,030
Derivatives	574	27
Capital loss carryforwards	-	178
Tax credit carryforwards	185	145
Other	323	236
Gross deferred tax assets	$ 2,275	$ 1,616
Valuation allowance	(18)	(24)
Net deferred tax assets	$ 2,257	$ 1,592

Deferred tax liabilities:
Deferred policy acquisition costs	(1,291)	$ (1,071)
Available-for-sale securities	(764)	(670)
Value of business acquired	(86)	(89)
Other	(217)	(150)
Gross deferred tax liabilities	$ (2,358)	$ (1,980)
Net deferred tax liability	$ (101)	$ (388)

In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some portion of the total gross deferred tax assets will not be realized.  Valuation allowances are established when necessary to reduce the deferred tax assets to amounts expected to be realized.  The valuation allowance was $18 million and $24 million as of December 31, 2011 and 2010, respectively.  The change in valuation allowance for the year ended December 31, 2011 was $6 million, while there was no change in the valuation allowance for the year ended December 31, 2010 or 2009.  Based on management’s analysis, it is more likely than not that the results of future operations and the implementation of tax planning strategies will generate sufficient taxable income to enable the Company to realize the deferred tax assets for which the Company has not established valuation allowances.

A rollforward of the beginning and ending uncertain tax positions, including permanent and temporary differences, but excluding interest and penalties, is as follows:

(in millions)	2011	2010	2009

Balance at beginning of period	$ 119	$ 95	$ 44
Additions for current year tax positions	9	18	37
Additions for prior years tax positions	-	19	15
Reductions for prior years tax positions	(52)	(13)	(1)
Balance at end of period	$ 76	$ 119	$ 95

The Company believes it is reasonably possible that approximately $48 million of unrecognized tax benefits will be recognized during 2012, mostly as a result of an industry issue resolution program with the Internal Revenue Service (IRS).  These tax benefits are primarily bad debt deductions related to certain investment impairments.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

The Company files income tax returns in the U.S. federal jurisdiction and various state jurisdictions.  With few exceptions, the Company is no longer subject to U.S. federal, state or local income tax examinations by tax authorities through the 2005 tax year. The IRS is conducting an examination of the Company’s U.S. income tax returns for the years 2006 through 2008.  Any adjustments that may result from IRS examination of tax returns are not expected to have a material effect on the results of operations, cash flows or financial position of the Company.

(14)	Statutory Financial Information

Statutory Results

The Company and its life subsidiary are required to prepare statutory financial statements in conformity with the statutory accounting practices prescribed and permitted by insurance regulatory authorities, subject to any deviations prescribed or permitted by the applicable state department of insurance.  Statutory accounting practices focus on insurer solvency and materially differ from GAAP.  The principal differences include charging policy acquisition and certain sales inducement costs to expense as incurred, establishing future policy benefits and claims reserves using different actuarial assumptions, excluding certain assets from statutory admitted assets; and valuing investments and establishing deferred taxes on a different basis.  The following tables summarize the statutory net income (loss) and statutory capital and surplus for the Company and its primary insurance subsidiary for the years ended December 31:

(in millions)	2011	2010	2009

Statutory net income (loss)
NLIC	$ 18	$ 560	$ 397
NLAIC	$ (61)	$ (50)	$ (61)

Statutory capital and surplus
NLIC	$ 3,591	$ 3,686	$ 3,130
NLAIC	$ 302	$ 287	$ 214

On December 31, 2009, NLIC merged with its affiliate, NLICA, with NLIC as the surviving entity.  In addition, NLIC’s subsidiary, NLAIC, merged with a subsidiary of NLICA, NLACA, effective as of December 31, 2009, with NLAIC as the surviving entity.  See Note 2 for details on the accounting treatment of this transaction.

Dividend Restrictions

The payment of dividends by NLIC is subject to restrictions set forth in the insurance laws and regulations of the State of Ohio, its domiciliary state.  The State of Ohio insurance laws require Ohio-domiciled life insurance companies to seek prior regulatory approval to pay a dividend or distribution of cash or other property if the fair market value thereof, together with that of other dividends or distributions made in the preceding 12 months, exceeds the greater of (1) 10% of statutory-basis policyholders’ surplus as of the prior December 31 or (2) the statutory-basis net income of the insurer for the prior year.   During the year ended December 31, 2011, 2010 and 2009, NLIC did not pay any dividends to NFS.  As of January 1, 2012, NLIC has the ability to pay dividends to NFS totaling $359 million without obtaining prior approval.

The State of Ohio insurance laws also require insurers to seek prior regulatory approval for any dividend paid from other than earned surplus.  Earned capital and surplus is defined under the State of Ohio insurance laws as the amount equal to the Company’s unassigned funds as set forth in its most recent statutory financial statements, including net unrealized capital gains and losses or revaluation of assets.  Additionally, following any dividend, an insurer’s policyholder capital and surplus must be reasonable in relation to the insurer’s outstanding liabilities and adequate for its financial needs.  The payment of dividends by the Company may also be subject to restrictions set forth in the insurance laws of the state of New York that limit the amount of statutory profits on the Company’s participating policies (measured before dividends to policyholders) available for the benefit of the Company and its stockholders.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

The Company currently does not expect such regulatory requirements to impair its ability to pay operating expenses and dividends in the future.

Regulatory Risk-Based Capital

The National Association of Insurance Commissioners’ (NAIC) Risk Based Capital (RBC) model law requires every insurer to calculate its total adjusted capital and RBC requirement to ensure insurer solvency. Regulatory guidelines provide for an insurance commissioner to intervene if the insurer experiences financial difficulty, as evidenced by a company’s total adjusted capital falling below established relationships to required RBC. The model includes components for asset risk, liability risk, interest rate exposure and other factors. The State of Ohio, where NLIC and NLAIC are domiciled, imposes minimum RBC requirements that were developed by the NAIC.  The formulas for determining the amount of RBC specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk.  Regulatory compliance is determined by a ratio of total adjusted capital, as defined by the NAIC, to authorized control level RBC, as defined by the NAIC.  Companies below specific trigger points or ratios are classified within certain levels, each of which requires specified corrective action.  NLIC and NLAIC each exceeded the minimum RBC requirements for all periods presented herein.

(15)       Other Comprehensive Income

The Company’s other comprehensive income and loss includes net income (loss) and certain items that are reported directly within separate components of shareholder’s equity that are not recorded in net income.

The following table summarizes the Company’s other comprehensive income for the years ended December 31:

(in millions)	Unrealized gains on available-for-sale securities	Unrealized gains (losses) on derivatives used in cash flow hedging relationships	Other unrealized losses	Total other comprehensive income
Year ended December 31, 2011
Other comprehensive income before federal income taxes	438	18	-	456
Federal income tax expense	(145)	(6)	-	(151)
Total other comprehensive income	293	12	-	305

Year ended December 31, 20101
Other comprehensive income before federal income taxes	862	27	-	889
Federal income tax expense	(302)	(9)	-	(311)
Total other comprehensive income	560	18	-	578

Year ended December 31, 20092
Other comprehensive income (loss) before federal income taxes	2,088	(4)	(14)	2,070
Federal income tax (expense) benefit	(731)	1	5	(725)
Total other comprehensive income (loss)	1,357	(3)	(9)	1,345

_______

1
During 2010, the adoption of ASU 2010-11 resulted in a cumulative effect adjustment of $9 million, net of taxes, to retained earnings with a corresponding adjustment to AOCI, which is excluded from the table above.

2
The adoption of guidance impacting FASB ASC 320-10, Investments – Debt and Equity Securities during 2009 resulted in a cumulative-effect adjustment of $250 million, net of taxes, to reclassify the non-credit component of previously recognized other-than-temporary impairment losses from the beginning balance of retained earnings to AOCI, which is excluded from the table above.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

(16)	Related Party Transactions

The Company has entered into significant, recurring transactions and agreements with NMIC, other affiliates and subsidiaries as a part of its ongoing operations.  These include annuity and life insurance contracts, employee benefit plans, office space leases, and agreements related to reinsurance, cost sharing, administrative services, marketing, intercompany loans, intercompany repurchases, cash management services and software licensing.  Measures used to allocate expenses among companies include individual employee estimates of time spent, special cost studies, the number of full-time employees, commission expense and other methods agreed to by the participating companies.

In addition, Nationwide Services Company, LLC (NSC), a subsidiary of NMIC, provides data processing, systems development, hardware and software support, telephone, mail and other services to the Company, based on specified rates for units of service consumed.  For the years ended December 31, 2011, 2010, and 2009, the Company made payments to NMIC and NSC totaling $241 million, $250 million, and $241 million, respectively.

The Company has issued group annuity and life insurance contracts and performs administrative services for various employee benefit plans sponsored by NMIC or its affiliates.  Total account values of these contracts were $3.0 billion as of December 31, 2011 and 2010.  Total revenues from these contracts were $148 million, $139 million, and $143 million for the years ended December 31, 2011, 2010, and 2009, respectively, and include policy charges, net investment income from investments backing the contracts and administrative fees.  Total interest credited to the account balances was $122 million, $115 million, and $116 million for the years ended December 31, 2011, 2010, and 2009, respectively.  The terms of these contracts are materially consistent with what the Company offers to unaffiliated parties.

The Company leases office space from NMIC.  For the years ended December 31, 2011, 2010 and 2009, the Company made lease payments to NMIC of $14 million, $20 million, and $21 million, respectively.  In addition, the Company leases office space to an affiliate of NMIC.

NLIC has a reinsurance agreement with NMIC whereby all of NLIC’s accident and health business not ceded to unaffiliated reinsurers is ceded to NMIC on a modified coinsurance basis.  Either party may terminate the agreement on January 1 of any year with prior notice.  Under a modified coinsurance agreement, the ceding company retains invested assets, and investment earnings are paid to the reinsurer.  Under the terms of NLIC’s agreements, the investment risk associated with changes in interest rates is borne by the reinsurer.  The ceding of risk does not discharge the original insurer from its primary obligation to the policyholder.  The Company believes that the terms of the modified coinsurance agreements are consistent in all material respects with what the Company could have obtained with unaffiliated parties.  Revenues ceded to NMIC for the years ended December 31, 2011, 2010, and 2009 were $203 million, $209 million, and $177 million, respectively, while benefits, claims and expenses ceded during these years were $212 million, $241 million, and $196 million, respectively.

Funds of Nationwide Funds Group (NFG), an affiliate, are offered to the Company’s customers as investment options in certain of the Company’s products.  As of December 31, 2011, 2010, and 2009, customer allocations to NFG funds totaled $21.9 billion, $30.5 billion, and $23.7 billion, respectively.  For the years ended December 31, 2011, 2010, and 2009, NFG paid the Company $129 million, $103 million, and $79 million, respectively, for the distribution and servicing of these funds.

Amounts on deposit with NCMC for the benefit of the Company were $994 million and $762 million as of December 31, 2011 and 2010, respectively.

Refer to Note 12 for discussion of variable funding surplus note between Olentangy Reinsurance, LLC and Nationwide Corporation.

Certain annuity products are sold through affiliated companies, which are also subsidiaries of NFS.  Total commissions and fees paid to these affiliates for the years ended December 31, 2011, 2010, and 2009 were $64 million, $61 million, and $48 million, respectively.

During 2009, NLIC received a $20 million capital contribution from NFS.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

During 2011 and 2010, the Company sold, at fair value, commercial mortgage loans with a carrying value of $41 million and $117 million, respectively, to NMIC.  The sales resulted in a net realized loss of $5 million and $21 million in 2011 and 2010, respectively.

(17)	Contingencies

Legal and Regulatory Matters

The Company is a subject to legal and regulatory proceedings in the ordinary course of its business. The Company’s legal and regulatory matters include proceedings specific to the Company and other proceedings generally applicable to business practices in the industries in which the Company operates.  The Company’s litigation and regulatory matters are subject to many uncertainties, and given their complexity and scope, their outcomes cannot be predicted.  Regulatory proceedings also could affect the outcome of one or more of the Company’s litigations matters.  Furthermore, it is often not possible to determine the ultimate outcomes of the pending regulatory investigations and legal proceedings or to provide reasonable ranges of potential losses with any degree of certainty.  Some matters, including certain of those referred to below, are in very preliminary stages, and the Company does not have sufficient information to make an assessment of the plaintiffs’ claims for liability or damages.  In some of the cases seeking to be certified as class actions, the court has not yet decided whether a class will be certified or (in the event of certification) the size of the class and class period.  In many of the cases, the plaintiffs are seeking undefined amounts of damages or other relief, including punitive damages and equitable remedies, which are difficult to quantify and cannot be defined based on the information currently available.  The Company believes, however, that based on currently known information, the ultimate outcome of all pending legal and regulatory matters is not likely to have a material adverse effect on the Company’s consolidated financial position.  Nonetheless, given the large or indeterminate amounts sought in certain of these matters and the inherent unpredictability of litigation, it is possible that such outcomes could materially affect the Company’s consolidated financial position or results of operations in a particular quarter or annual period.

The financial services industry has been the subject of increasing scrutiny on a broad range of issues by regulators and legislators. The Company and/or its affiliates have been contacted by, self reported or received subpoenas from state and federal regulatory agencies, including the Securities and Exchange Commission, and other governmental bodies, state securities law regulators and state attorneys general for information relating to, among other things, sales compensation, the allocation of compensation, unsuitable sales or replacement practices, and claims handling and escheatment practices.  The Company is cooperating with and responding to regulators in connection with these inquiries and will cooperate with NMIC in responding to these inquiries to the extent that any inquiries encompass NMIC’s operations.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

On November 20, 2007, Nationwide Retirement Solutions, Inc. (NRS) and NLIC were named in a lawsuit filed in the Circuit Court of Jefferson County, Alabama entitled Ruth A. Gwin and Sandra H. Turner, and a class of similarly situated individuals v Nationwide Life Insurance Company, Nationwide Retirement Solutions, Inc., Alabama State Employees Association, PEBCO, Inc. and Fictitious Defendants A to Z. On March 12, 2010, NRS and NLIC were named in a Second Amended Class Action Complaint filed in the Circuit Court of Jefferson County, Alabama entitled Steven E. Coker, Sandra H. Turner, David N. Lichtenstein and a class of similarly situated individuals v. Nationwide Life Insurance Company, Nationwide Retirement Solutions, Inc, Alabama State Employees Association, Inc., PEBCO, Inc. and Fictitious Defendants A to Z claiming to represent a class of all participants in the Alabama State Employees Association, Inc. (ASEA) Plan, excluding members of the Deferred Compensation Committee, ASEA's directors, officers and board members, and PEBCO's directors, officers and board members. On October 22, 2010, the parties to this action executed a stipulation of settlement that agrees to certify a class for settlement purposes only, that provides for payments to the settlement class, and that provides for releases, certain bar orders, and dismissal of the case, subject to the Circuit Courts' approval. The Courts have approved the settlement and the settlement amounts have been paid, but have not yet been distributed to class members. On February 28, 2011, the Court in the Gwin case entered its Order permitting ASEA/PEBCO to assert indemnification claims for attorneys’ fees and costs, but barring them from asserting any other claims for indemnification. On April 22, 2011, ASEA and PEBCO filed a second amended cross claim complaint in the Gwin case against NLIC and NRS seeking indemnification. These claims seeking indemnification remain severed. On April 29, 2011, the Companies filed a motion to dismiss ASEA’s and PEBCO’s amended cross complaint or alternatively for summary judgment. On December 6, 2011 the Court entered an Order that NRS owes indemnification to ASEA and PEBCO for the Coker (Gwin) class action, that NRS does not have a duty to indemnify ASEA and PEBCO for fees associated with the Interpleader action that NRS filed in Montgomery County and dismissing NLIC. On December 31, 2011, the Court denied NRS’s motion to certify this order for an interlocutory appeal. NRS continues to defend this case vigorously.

On August 15, 2001, NFS and NLIC were named in a lawsuit filed in the United States District Court for the District of Connecticut entitled Lou Haddock, as trustee of the Flyte Tool & Die, Incorporated Deferred Compensation Plan, et al v. Nationwide Financial Services, Inc. and Nationwide Life Insurance Company. In the plaintiffs' sixth amended complaint, filed November 18, 2009, they amended the list of named plaintiffs and claim to represent a class of qualified retirement plan trustees under Employee Retirement Income Security Act of 1974 (ERISA) that purchased variable annuities from NLIC. The plaintiffs allege that they invested ERISA plan assets in their variable annuity contracts and that NLIC and NFS breached ERISA fiduciary duties by allegedly accepting service payments from certain mutual funds. The complaint seeks disgorgement of some or all of the payments allegedly received by NFS and NLIC, other unspecified relief for restitution, declaratory and injunctive relief, and attorneys' fees. On November 6, 2009, the Court granted the plaintiff's motion for class certification and certified a class of “All trustees of all employee pension benefit plans covered by ERISA which had variable annuity contracts with NFS and NLIC or whose participants had individual variable annuity contracts with NFS and NLIC at any time from January 1, 1996, or the first date NFS and NLIC began receiving payments from mutual funds based on a percentage of assets invested in the funds by NFS and NLIC, whichever came first, to the date of November 6, 2009". On October 20, 2010, the Second Circuit Court of Appeals granted NLIC's 23(f) petition agreeing to hear an appeal of the District Court's order granting class certification. On October 21, 2010, the District Court dismissed NFS from the lawsuit. On October 27, 2010, the District Court stayed the underlying action pending a decision from the Second Circuit Court of Appeals. On February 6, 2012, the Second Circuit Court of Appeals vacated the class certification order that was issued on November 6, 2009.  NLIC continues to defend this lawsuit vigorously.

On May 14, 2010, NLIC was named in a lawsuit filed in the Western District of New York entitled Sandra L. Meidenbauer, on behalf of herself and all others similarly situated v. Nationwide Life Insurance Company. The plaintiff claims to represent a class of all individuals who purchased a variable life insurance policy from NLIC during an unspecified period. The complaint claims breach of contract, alleging that NLIC charged excessive monthly deductions and costs of insurance resulting in reduced policy values and, in some cases, premature lapsing of policies. The complaint seeks reimbursement of excessive charges, costs, interest, attorney's fees, and other relief. NLIC filed a motion to dismiss the complaint on July 23, 2010. NLIC filed a motion to disqualify the proposed class representative on August 27, 2010. Plaintiff filed a motion to amend the complaint on September 17, 2010, and NLIC filed an opposition to the motion to amend on November 2, 2010. On October 13, 2011, plaintiff voluntarily dismissed the lawsuit without prejudice.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

On October 22, 2010, NRS was named in a lawsuit filed in the U.S. District Court, Middle District of Florida, Orlando Division entitled Camille McCullough, and Melanie Monroe, Individually and on behalf of all others similarly situated v. National Association of Counties, NACo Research Foundation, NACo Financial Services Corp., NACo Financial Center, and Nationwide Retirement Solutions, Inc.  The Plaintiffs’ First Amended Class Action Complaint and Demand for Jury Trial was filed on February 18, 2011. If the Court determines that the Plans at issue in this case are governed by ERISA, then pursuant to FED. R. CIV. P. 23, Plaintiffs seek certification of a class defined as: All natural persons in the United States who were employed at any point after October 29, 2004 by a government entity that is or was a member of the National Association of Counties, and who participate or participated in a Section 457 Deferred Compensation Plan administered by NRS under the National Association of Counties Deferred Compensation Program.  Alternatively, if the Court determines that the Plans are not governed by ERISA, then pursuant to FED. R. CIV. P. 23, Plaintiffs seek certification of a class defined as: All natural persons in the United States who are currently employed or previously were employed at any point after October 29, 2006, by a government entity that is or was a member of the National Association of Counties (NACo), and who participate or participated in a Section 457 Deferred Compensation Plan administered by NRS under the National Association of Counties Deferred Compensation Program. The First Amended Complaint alleges ERISA Violation, Breach of Fiduciary Duty - NACo, Aiding and Abetting Breach of Fiduciary Duty - NRS, Breach of Fiduciary Duty - NRS, and Aiding and Abetting Breach of Fiduciary Duty - NACo. The First Amended Complaint asks for actual damages, lost profits, lost opportunity costs, restitution, and/or other injunctive or other relief, including without limitation (a) ordering NRS and NACo to restore all plan losses, (b) ordering NRS to refund all fees associated with NRS’s Plan to Plaintiffs and Class members, (c) ordering NACo and NRS to pay the expenses and losses incurred by Plaintiffs and/or any Class member as a proximate result of Defendants’ breaches of fiduciary duty, (d) forcing NACo to forfeit the fees that NACo received from NRS for promoting and endorsing its Plan and disgorging all profits, benefits, and other compensation obtained by NACo from its wrongful conduct, and (e) awarding Plaintiff and Class members their reasonable and necessary attorney’s fees and cost incurred in connection with this suit, punitive damages, and pre-judgment and post judgment interest, at the highest rates allowed by law, on the damages awarded.  On March 21, 2011, NRS filed a motion to dismiss the plaintiffs' first amended complaint.  On July 1, 2011, the plaintiffs filed their motion for class certification and later sought to amend their complaint. On November 25, 2011 the District Court entered an Order granting NACO's motion to dismiss, NRS's motion to dismiss, denying plaintiffs' motion to file an amended complaint, that all other remaining pending motions are moot, dismissing the class-wide claims with prejudice, dismissing individual claims without prejudice, and ordering the Clerk to close this case. On December 27, 2011, the plaintiffs filed a notice of appeal. NRS intends to defend this case vigorously.

On December 27, 2006, NLIC and NRS were named as defendants in a lawsuit filed in Circuit Court, Cole County Missouri entitled State of Missouri, Office of Administration, and Missouri State Employees Deferred Comp Plan v NLIC and NRS.  The complaint seeks recovery for breach of contract and breach of the implied covenant of good faith and fair dealing against NLIC and NRS as well as a breach of fiduciary duty against NRS.  The complaint seeks to recover the amount of the market value adjustment withheld by NLIC ($19 million), prejudgment interest, loss of investment income from ING due to the Companies’ assessment of the market value adjustment.  On March 8, 2007 the Companies filed a motion to remove this case from state court to federal court in Missouri.  On March 20, 2007 the State filed a motion to remand to state court and to stay court order.  On April 3, 2007 the case was remanded to state court.  On June 25, 2007 the Companies filed an Answer.  On October 16, 2009, the plaintiff filed a partial motion for summary judgment.  On November 20, 2009, the Companies filed a response to the plaintiff's motion for summary judgment and also filed a motion for summary judgment on behalf of the Companies.  On February 26, 2010, the court denied Missouri's partial motion for summary judgment and granted the Companies’ motion for summary judgment and dismissed the case.  On March 8, 2011, the Missouri Court of Appeals reversed the granting of the Companies’ motion for summary judgment and directed the trial court to enter judgment in favor of the State and against the Companies’ in the amount of $19 million, plus statutory interest at the rate of 9% per annum from June 2, 2006. On March 22, 2011, the Companies filed with the Missouri Court of Appeals, a motion for rehearing and an application for transfer to the Supreme Court of Missouri. On May 3, 2011, the Missouri Court of Appeals for the Western District overruled the Companies motion for rehearing and denied the motion to transfer the case to the Missouri Supreme Court. On June 28, 2011, the Companies application to the Missouri Supreme Court to hear a further appeal was denied. On July 1, 2011, the Companies paid the amount of the judgment plus simple interest at 9%. On August 9, 2011, the plaintiffs filed a Satisfaction of Judgment.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

On June 8, 2011, NMIC and NLIC were named in a lawsuit filed in Court of Common Pleas, Cuyahoga County, Ohio entitled Stanley Andrews and Donald Clark, on their behalf and on behalf of the class defined herein v. Nationwide Mutual Insurance Company and Nationwide Life Insurance Company.  The complaint alleges that NMIC and NLIC have an obligation to review the Social Security Administration Death Master File database for all life insurance policyholders who have at least a 70% probability of being deceased according to actuarial tables.  The complaint further alleges that NMIC and NLIC are not conducting such a review.  The complaint seeks injunctive relief and declaratory judgment requiring NMIC and NLIC to conduct such a review, and alleges NMIC and NLIC have violated the covenant of good faith and fair dealing and have been unjustly enriched by not having conducted such reviews.  The complaint seeks certification as a class action.    On July 13, 2011, NMIC and NLIC filed a motion to dismiss the case.    Plaintiffs filed their opposition to NMIC and NLIC’s motion to dismiss on December 19, 2011.  By order dated January 18, 2012, the State Court issued an order dismissing the lawsuit.  The State Court issued its opinion on January 23, 2012.  Plaintiffs filed a Notice of Appeal to the Eighth District Court of Appeals on January 30, 2012.

Tax Matters

The Company’s federal income tax returns are routinely audited by the IRS. Management has established tax reserves as described in Note 2. Management believes its tax reserves reasonably provide for potential assessments that may result from IRS examinations and other tax-related matters for all open tax years.

In July 2009, the IRS completed an audit of the Company’s tax years 2003 to 2005 and issued a Revenue Agent’s Report (RAR) and 30-Day Letter.  The RAR challenged the Company’s dividends received deduction which the Company appealed based on the technical merits.  In 2011, the Company favorably settled this position through IRS Appeals and as a result recorded previously unrecognized tax benefits.

Indemnifications

In the normal course of business, the Company provides standard indemnifications to contractual counterparties in connection with numerous transactions, including acquisitions, divestitures and leases. The types of indemnifications typically provided include indemnifications for breaches of representations and warranties, taxes and certain other liabilities, such as third party lawsuits. The indemnification clauses are often standard contractual terms and are entered into in the normal course of business based on an assessment that the risk of loss would be remote. The terms of the indemnifications vary in duration and nature. In many cases, the maximum obligation is not explicitly stated and the contingencies triggering the obligation to indemnify have not occurred and are not expected to occur. Consequently, the maximum amount of the obligation under such indemnifications is not determinable. Historically, the Company has not made any material payments pursuant to these obligations.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

(18)       Reinsurance

The following table summarizes the effects of reinsurance on life, accident and health insurance in force and premiums for the years ended December 31:

(in millions)	2011	2010	2009

Premiums
Direct	$ 832	$ 808	$ 761
Assumed	-	5	12
Ceded	(301)	(329)	(303)
Net	$ 531	$ 484	$ 470

Life, accident and health insurance in force
Direct	$ 209,732	$ 208,920	$ 208,485
Assumed	5	10	8
Ceded	(60,499)	(64,755)	(76,136)
Net	$ 149,238	$ 144,175	$ 132,357

Total amounts recoverable under reinsurance contracts totaled $704 million, $739 million and $755 million as of December 31, 2011, 2010 and 2009, respectively.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

(19)       Segment Information

Management views the Company’s business primarily based on its underlying products and uses this basis to define its four reportable segments:  Individual Investments, Retirement Plans, Individual Protection, and Corporate and Other.

The primary segment profitability measure that management uses is a non-GAAP financial measure called pre-tax operating earnings (loss), which is calculated by adjusting income before federal income taxes to exclude: (1) net realized investment gains and losses, except for operating items (periodic net amounts paid or received on interest rate swaps that do not qualify for hedge accounting treatment, trading portfolio realized gains and losses, trading portfolio valuation changes, net realized gains and losses related to hedges on GMDB contracts and securitizations); (2) other-than-temporary impairment losses; (3) the adjustment to amortization of DAC and VOBA related to net realized investment gains and losses; and (4) net loss attributable to noncontrolling interest.

Individual Investments

The Individual Investments segment consists of individual annuity products marketed under the Nationwide DestinationSM and other Nationwide-specific or private label brands.  Deferred annuity contracts provide the customer with tax-deferred accumulation of savings and flexible payout options including lump sum, systematic withdrawal or a stream of payments for life.  In addition, deferred variable annuity contracts provide the customer with access to a wide range of investment options and asset protection features, while deferred fixed annuity contracts generate a return for the customer at a specified interest rate fixed for prescribed periods. Immediate annuities differ from deferred annuities in that the initial premium is exchanged for a stream of income for a certain period or for the owner’s lifetime without future access to the original investment.    The majority of assets and recent sales for the Individual Investments segment consist of deferred variable annuities.

Retirement Plans

The Retirement Plans segment is comprised of the Company’s private and public sector retirement plans business.  The private sector primarily includes Internal Revenue Code (IRC) Section 401 fixed and variable group annuity business, and the public sector primarily includes IRC Section 457 and Section 401(a) business in the form of full-service arrangements that provide plan administration and fixed and variable group annuities as well as administration-only business.

Individual Protection

The Individual Protection segment consists of life insurance products, including individual variable, COLI and BOLI products; traditional life insurance products; and universal life insurance products.  Life insurance products provide a death benefit and generally allow the customer to build cash value on a tax-advantaged basis.

Corporate and Other

The Corporate and Other segment includes non-operating realized gains and losses and related amortization, including mark-to-market adjustments on embedded derivatives, net of economic hedges, related to products with certain living benefits; other-than-temporary impairment losses, and other revenues and expenses not allocated to other segments.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

The following tables summarize the Company’s business segment operating results for the years ended December 31:

	Individual	Retirement	Individual	Corporate
(in millions)	Investments	Plans	Protection	and Other	Total
2011
Revenues:
Policy charges	$ 781	$ 96	$ 629	$ -	$ 1,506
Premiums	234	-	297	-	531
Net investment income	527	715	533	69	1,844
Non-operating net realized investment losses1	-	-	-	(1,546)	(1,546)
Other-than-temporary impairment losses	-	-	-	(67)	(67)
Other revenues2	(59)	-	-	(1)	(60)
Total revenues	$ 1,483	$ 811	$ 1,459	$ (1,545)	$ 2,208

Benefits and expenses:
Interest credited to policyholder accounts	$ 374	$ 441	$ 198	$ 20	$ 1,033
Benefits and claims	476	-	598	(12)	1,062
Policyholder dividends	-	-	67	-	67
Amortization of DAC	96	19	103	(142)	76
Amortization of VOBA and other intangible assets	1	-	12	(2)	11
Interest expense	-	-	-	70	70
Other operating expenses	182	158	181	88	609
Total benefits and expenses	$ 1,129	$ 618	$ 1,159	$ 22	$ 2,928

Income (loss) before federal income taxes
and noncontrolling interests	$ 354	$ 193	$ 300	$ (1,567)	$ (720)
Less: non-operating net realized investment losses1	-	-	-	1,546
Less: non-operating net other-than-temporary impairment losses	-	-	-	67
Less: adjustment to amortization of DAC and other related to net realized investment gains and losses
	-	-	-	(156)
Less: net loss attributable to noncontrolling interest	-	-	-	56
Pre-tax operating earnings (loss)	$ 354	$ 193	$ 300	$ (54)

Assets as of year end	$ 58,218	$ 25,211	$ 22,959	$ 6,294	$ 112,682
_________
1
Excluding operating items (periodic net amounts paid or received on interest rate swaps that do not qualify for hedge accounting treatment and net realized gains and losses related to hedges on GMDB contracts and securitizations).

2	Includes operating items discussed above.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

	Individual	Retirement	Individual	Corporate
(in millions)	Investments	Plans	Protection	and Other	Total
2010
Revenues:
Policy charges	$ 646	$ 98	$ 652	$ 3	$ 1,399
Premiums	209	-	275	-	484
Net investment income	569	691	510	55	1,825
Non-operating net realized investment losses1	-	-	-	(177)	(177)
Other-than-temporary impairment losses	-	-	-	(220)	(220)
Other revenues2	(82)	-	-	25	(57)
Total revenues	$ 1,342	$ 789	$ 1,437	$ (314)	$ 3,254

Benefits and expenses:
Interest credited to policyholder accounts	$ 391	$ 424	$ 199	$ 42	$ 1,056
Benefits and claims	354	-	524	(5)	873
Policyholder dividends	-	-	78	-	78
Amortization of DAC	231	30	184	(49)	396
Amortization of VOBA and other intangible assets	1	-	19	(2)	18
Interest expense	-	-	-	55	55
Other operating expenses	180	143	172	79	574
Total benefits and expenses	$ 1,157	$ 597	$ 1,176	$ 120	$ 3,050

Income (loss) before federal income taxes
and noncontrolling interests	$ 185	$ 192	$ 261	$ (434)	$ 204
Less: non-operating net realized investment losses1	-	-	-	177
Less: non-operating net other-than-temporary impairment losses	-	-	-	220
Less: adjustment to amortization of DAC and other related to net realized investment gains and losses
	-	-	-	(59)
Less: net loss attributable to noncontrolling interest	-	-	-	60
Pre-tax operating earnings (loss)	$ 185	$ 192	$ 261	$ (36)

Assets as of year end	$ 53,113	$ 25,599	$ 22,874	$ 5,811	$ 107,397

1
Excluding operating items (periodic net amounts paid or received on interest rate swaps that do not qualify for hedge accounting treatment and net realized gains and losses related to hedges on GMDB contracts and securitizations).

2	Includes operating items discussed above.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

	Individual	Retirement	Individual	Corporate
(in millions)	Investments	Plans	Protection	and Other	Total
2009
Revenues:
Policy charges	$ 522	$ 93	$ 634	$ (4)	$ 1,245
Premiums	191	-	279	-	470
Net investment income	562	679	492	146	1,879
Non-operating net realized investment gains1	-	-	-	619	619
Other-than-temporary impairment losses	-	-	-	(575)	(575)
Other revenues2	(168)	-	-	(1)	(169)
Total revenues	$ 1,107	$ 772	$ 1,405	$ 185	$ 3,469

Benefits and expenses:
Interest credited to policyholder accounts	$ 394	$ 433	$ 201	$ 72	$ 1,100
Benefits and claims	247	-	538	27	812
Policyholder dividends	-	-	87	-	87
Amortization of DAC	(1)	45	158	264	466
Amortization of VOBA and other intangible assets	1	9	45	8	63
Interest expense	-	-	-	55	55
Other operating expenses	178	149	184	68	579
Total benefits and expenses	$ 819	$ 636	$ 1,213	$ 494	$ 3,162

Income (loss) before federal income taxes
and noncontrolling interests	$ 288	$ 136	$ 192	$ (309)	$ 307
Less: non-operating net realized investment gains1	-	-	-	(619)
Less: non-operating net other-than-temporary impairment losses	-	-	-	575
Less: adjustment to amortization of DAC and other related to net realized investment gains and losses
	-	-	-	297
Less: net loss attributable to noncontrolling interest	-	-	-	52
Pre-tax operating earnings (loss)	$ 288	$ 136	$ 192	$ (4)

Assets as of year end	$ 48,891	$ 25,035	$ 22,115	$ 2,948	$ 98,989

1
Excluding operating items (periodic net amounts paid or received on interest rate swaps that do not qualify for hedge accounting treatment and net realized gains and losses related to hedges on GMDB contracts and securitizations).

2	Includes operating items discussed above.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Schedule I                      Consolidated Summary of Investments – Other Than Investments in Related Parties

As of December 31, 2011 (in millions)

Column A	Column B	Column C	Column D
			Amount at
			which shown
			in the
		Fair	consolidated
Type of investment	Cost	value	balance sheet

Fixed maturity securities, available-for-sale:
Bonds:
U.S. Treasury securities and obligations of U.S. Government
corporations and agencies	$ 506	$ 630	$ 630
Obligations of states and political subdivisions	1,501	1,678	1,678
Debt securities issued by foreign governments	102	120	120
Public utilities	2,429	2,687	2,687
All other corporate	22,939	24,086	24,086
Total fixed maturity securities, available-for-sale	$ 27,477	$ 29,201	$ 29,201
Equity securities, available-for-sale:
Common stocks:
Industrial, miscellaneous and all other	$ 6	$ 6	$ 6
Nonredeemable preferred stocks	13	14	14
Total equity securities, available-for-sale	$ 19	$ 20	$ 20
Trading assets	49	38	38
Mortgage loans, net of allowance	5,801		5,748
Policy loans	1,008		1,008
Other investments	528		528
Short-term investments	1,125		1,125
Total investments	$ 36,007		$ 37,668

__________

1   Difference from Column B primarily is attributable to valuation allowances due to impairments on mortgage loans (see Note 6 to the audited consolidated financial statements), hedges and commitment hedges on mortgage loans.

See accompanying notes to consolidated financial statements and report of independent registered public accounting firm.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Schedule III                      Supplementary Insurance Information

As of December 31, 2011, 2010 and 2009 and for each of the years then ended (in millions)
Column A	Column B	Column C	Column D	Column E	Column F
	Deferred	Future policy
	policy	benefits, losses,		Other policy
	acquisition	claims and	Unearned	claims and	Premium
Year: Segment	costs	loss expenses	premiums1	benefits payable1	revenue
2011
Individual Investments	$ 2,709	$ 12,550			$ 234
Retirement Plans	269	12,638			-
Individual Protection	1,877	9,338			297
Corporate and Other	(430)	726			-
Total	$ 4,425	$ 35,252			$ 531
2010
Individual Investments	$ 2,126	$ 10,541			$ 209
Retirement Plans	269	11,874			-
Individual Protection	1,795	9,163			275
Corporate and Other	(217)	1,098			-
Total	$ 3,973	$ 32,676			$ 484
2009
Individual Investments	$ 1,911	$ 10,871			$ 191
Retirement Plans	271	11,703			-
Individual Protection	1,770	8,745			279
Corporate and Other	31	1,831
Total	$ 3,983	$ 33,150			$ 470

Column A	Column G	Column H	Column I	Column J	Column K
	Net	Benefits, claims,	Amortization	Other
	investment	losses and	of deferred policy	operating	Premiums
Year: Segment	income2	settlement expenses	acquisition costs	expenses2	written
2011
Individual Investments	$ 527	$ 850	$ 96	$ 183
Retirement Plans	715	441	19	158
Individual Protection	533	863	103	193
Corporate and Other	69	8	(142)	156
Total	$ 1,844	$ 2,162	$ 76	$ 690
2010
Individual Investments	$ 569	$ 745	$ 231	$ 181
Retirement Plans	691	424	30	143
Individual Protection	510	801	184	191
Corporate and Other	55	37	(49)	132
Total	$ 1,825	$ 2,007	$ 396	$ 647
2009
Individual Investments	$ 562	$ 641	$ (1)	$ 179
Retirement Plans	679	433	45	158
Individual Protection	492	826	158	229
Corporate and Other	146	99	264	131
Total	$ 1,879	$ 1,999	$ 466	$ 697

________

1   Unearned premiums and other policy claims and benefits payable are included in Column C amounts.
2   Allocations of net investment income and certain operating expenses are based on numerous assumptions and estimates, and reported segment operating results would change if different methods were applied.

See accompanying notes to consolidated financial statements and report of independent registered public accounting firm.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Schedule IV                      Reinsurance

As of December 31, 2011, 2010 and 2009 and for each of the years then ended (in millions)

Column A	Column B	Column C	Column D	Column E	Column F
					Percentage
		Ceded to	Assumed		of amount
	Gross	other	from other	Net	assumed
	amount	companies	companies	amount	to net

2011

Life, accident and health
insurance in force	$ 209,732	$ (60,499)	$ 5	$ 149,238	-

Premiums:
Life insurance 1	$ 596	$ (65)	$ -	$ 531	-
Accident and health insurance	236	(236)	-	-	-
Total	$ 832	$ (301)	$ -	$ 531	-

2010

Life, accident and health
insurance in force	$ 208,920	$ (64,755)	$ 10	$ 144,175	-

Premiums:
Life insurance 1	$ 570	$ (88)	$ 1	$ 483	0.2%
Accident and health insurance	238	(241)	4	1	NM
Total	$ 808	$ (329)	$ 5	$ 484	1.0%

2009

Life, accident and health
insurance in force	$ 208,485	$ (76,136)	$ 8	$ 132,357	-

Premiums:
Life insurance 1	$ 549	$ (80)	$ -	$ 469	-
Accident and health insurance	212	(223)	12	1	NM
Total	$ 761	$ (303)	$ 12	$ 470	2.6%

__________

1	Primarily represents premiums from traditional life insurance and life-contingent immediate annuities and excludes deposits on investment and universal life insurance products.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Schedule V                      Valuation and Qualifying Accounts

Years ended December 31, 2011, 2010, and 2009 (in millions)

Column A	Column B	Column C		Column D	Column E

	Balance at	Charged to	Charged to		Balance at
	beginning	costs and	other		end of
Description	of period	expenses	accounts	Deductions1	period

2011
Valuation allowances - mortgage loans	$ 96	$ 25	$ -	$ 61	$ 60

2010
Valuation allowances - mortgage loans	$ 77	$ 66	$ -	$ 47	$ 96

2009
Valuation allowances - mortgage loans	$ 42	$ 85	$ -	$ 50	$ 77

__________
1	Amounts generally represent payoffs, sales and recoveries.

PART C. OTHER INFORMATION

Item 24.                 Financial Statements and Exhibits

(a)	Financial Statements:

Nationwide Variable Account – 13:

Report of Independent Registered Public Accounting Firm.

Statement of Assets, Liabilities and Contract

Owners' Equity as of December 31, 2011 .

Statement of Operations for the year ended

December 31, 2011 .

Statements of Changes in Contract Owners' Equity
for the years ended December 31, 2011 and 2010 .

Notes to Financial Statements.

Nationwide Life Insurance Company and subsidiaries:

Report of Independent Registered Public Accounting Firm.

Consolidated Statements of Operations for the
years ended December 31, 2011 , 2010 , and 2009 .

Consolidated Balance Sheets as of December 31,
2011 and 2010 .

Consolidated Statements of Changes in
Equity as of December 31, 2011 , 2010 , and 2009 .

Consolidated Statements of Cash Flows for
the years ended December 31, 2011 , 2010 , and 2009 .

Notes to Consolidated Financial Statements.

Financial Statement Schedules.

Item 24. (b) Exhibits

1.
Resolution of the Depositor's Board of Directors authorizing the establishment of the Registrant Filed previously with initial Registration Statement on July 3, 2002 and incorporated by reference (File No. 333-91890).

2.	Not Applicable

3.
Underwriting or Distribution of contracts between the Depositor and Principal Underwriter Filed previously with initial Registration Statement on July 3, 2002 and incorporated by reference (File No. 333-91890).

4.	The form of the variable annuity contract Filed previously with Post-Effective Amendment No. 1 on November 4, 2002 and incorporated by reference (File No. 333-91890).

5.	Variable Annuity Application Filed previously with Post-Effective Amendment No. 1 on November 4, 2002 and incorporated by reference (File No. 333-91890).

6.	Depositor's Certificate of Incorporation and By-Laws.

(1)
Amended Articles of Incorporation for Nationwide Life Insurance Company.  Filed previously with initial registration statement (333-164125) on January 4, 2010 as document "exhibit6a.htm" and hereby incorporated by reference.

(2)
Amended and Restated Code of Regulations of Nationwide Life Insurance Company.  Filed previously with initial registration statement (333-164125) on January 4, 2010 as document "exhibit6b.htm" and hereby incorporated by reference.

(3)
Articles of Merger of Nationwide Life Insurance Company of America with and into Nationwide Life Insurance Company, effective December 31, 2009. Filed previously with initial registration statement (333-164125) on January 4, 2010 as document "exhibit6c.htm" and hereby incorporated by reference.

7.	Not Applicable

8.	Form of Participation Agreements –

The following Fund Participation Agreements were previously filed on July 17, 2007 with pre-effective amendment number 1 of registration statement (333-140608) under Exhibit 26(h), and are hereby incorporated by reference.

(1)	Fund Participation Agreement with AIM Variable Insurance Funds, AIM Advisors, Inc., and AIM Distributors dated January 6, 2003, under document "aimfpa99h1.htm".

(2)	Restated and Amended Fund Participation Agreement with The Dreyfus Corporation dated January 27, 2000, as amended, under document "dreyfusfpa99h3.htm".

(3)	Fund Participation Agreement with Federated Insurance Series and Federated Securities Corp. dated April 1, 2006, as amended, under document "fedfpa99h4.htm".

(4)
Fund Participation Agreement with Fidelity Variable Insurance Products Fund dated May 1, 1988, as amended, including Fidelity Variable Insurance Products Fund IV and Fidelity Variable Insurance Products Fund V, under document "fidifpa99h5.htm".

(5)
Amended and Restated Fund Participation Agreement with Franklin Templeton Variable Insurance Products Trust and Franklin/Templeton Distributors, Inc. dated May 1, 2003; as amended, under document "frankfpa99h8.htm".

(6)	Fund Participation Agreement, Service and Institutional Shares, with Janus Aspen Series, dated December 31, 1999, under document "janusfpa99h9a.htm".

(7)	Amended and Restated Fund Participation Agreement with MFS Variable Insurance Trust and Massachusetts Financial Services Company dated February 1, 2003, as amended, under document "mfsfpa99h11.htm".

(8)	Fund Participation Agreement with Neuberger Berman Management, Inc. (formerly, Neuberger Berman Advisers Management Trust) dated January 1, 2006, under document "neuberfpa99h13.htm".

(9)	Fund Participation Agreement with Oppenheimer Variable Account Funds and Oppenheimer Funds, Inc. dated April 13, 2007, under document "oppenfpa99h14.htm".

(10)
Fund Participation Agreement with T. Rowe Price Equity Series, Inc., T. Rowe Price International Series, Inc., T. Rowe Price Fixed Income Series, Inc., and T. Rowe Price Investment Services, Inc. dated October 1, 2002, as amended, under document "trowefpa99h15.htm".

(11)	Amended and Restated Fund Participation and Shareholder Services Agreement with American Century Investment Services, Inc., September 15, 2004, as amended.

(12)	Fund Participation Agreement with Nationwide Variable Insurance Trust (formerly G artmore Variable Insurance Trust), as amended, dated May 2, 2005, as document "nwfpa99h12a.htm".

The following Fund Participation Agreements were previously filed on September 27, 2007 with pre-effective amendment number 3 of registration statement (333-137202) under Exhibit 26(h), and are hereby incorporated by reference.

(13)
Fund Participation Agreement (Amended and Restated) with Alliance Capital Management L.P. and Alliance-Bernstein Investment Research and Management, Inc. dated June 1, 2003, as document "alliancebernsteinfpa.htm".

(14)
Fund Participation with Legg Mason Partners Variable Portfolio I, Inc. (formerly Salomon Brothers Variable Series Funds Inc. and Salomon Brothers Asset Management Inc. dated September, 1999, as amended, under document "leggmasonfpa.htm".

(15)	Fund Participation Agreement with Lord Abbett Series Fund, Inc. and Lord Abbett Distributor LLC dated December 31, 2002, as amended, under document "lordabbettfpa.htm".

(16)	Fund Participation Agreement with PIMCO Variable Insurance Trust and PIMCO Fund Distributors, LLC dated March 28, 2002, as amended, under document "pimcofpa.htm".

(17)	Fund Participation Agreement with Putnam Variable Trust and Putnam Retail Management, L.P., dated February 1, 2002, under document "putnamfpa.htm".

(18)	Fund Participation Agreement with Wells Fargo Management, LLC, Stephens, Inc. dated November 15, 2004, as amended, under document "wellsfargofpa.htm".

(19)	Fund Participation Agreement with Blackrock (formerly, FAM Distributors, Inc. and FAM Variable Series Funds, Inc.),April 13, 2004, as amended.

(20)	Fund Participations Agreement with Waddell and Reed Services Company and Waddell and Reed, Inc., December 1, 2000, as amended.

The following Fund Participation Agreements were previously filed and are hereby incorporated by reference.

(21)
Fund Participation Agreement with The Universal Institutional Funds, Inc., Morgan Stanley & Co. Incorporated, Morgan Stanley Investment Management Inc. dated February 1, 2002, with post-effective amendment number 25 of registration statement 033-89560, as document "vankampenfpa.htm".

(22)
Fund Participation Agreement with Goldman Sachs Variable Insurance Trust, and Goldman Sachs & Co., dated December 22, 1998, with post-effective amendment number 43 of the registration statement 333-43671, as document "goldmansachsfpa.htm".

9.	Opinion of Counsel Filed previously with initial Registration Statement on July 3, 2002 and incorporated by reference (File No. 333-91890.)

10.	Consent of Independent Registered Public Accounting Firm - Attached hereto.

11.	Not Applicable

12.	Not Applicable

                                99.   Power of Attorney - Attached hereto.

Item 25.	Directors and Officers of the Depositor

President and Chief Operating Officer and Director	Kirt A. Walker
Executive Vice President-Chief Legal and Governance Officer	Patricia R. Hatler
Executive Vice President	Terri L. Hill
Executive Vice President-Finance	Lawrence A. Hilsheimer
Executive Vice President-Chief Marketing & Strategy Officer	Matthew Jauchius
Executive Vice President-Chief Information Officer	Michael C. Keller
Executive Vice President-Chief Human Resources Officer	Gale V. King
Executive Vice President	Mark A. Pizzi
Executive Vice President and Director	Mark R. Thresher
Senior Vice President	Steven M. English
Senior Vice President	Harry H. Hallowell
Senior Vice President and Treasurer	David LaPaul
Senior Vice President-Business Transformation Office	Robert P. McIsaac
Senior Vice President-Chief Claims Officer	David A. Bano
Senior Vice President-Chief Compliance Officer	Sandra L. Rich
Senior Vice President-Chief Financial Officer and Director	Timothy G. Frommeyer
Senior Vice President-Chief Financial Officer-Property and Casualty	Michael P. Leach
Senior Vice President-Chief Risk Officer	Michael W. Mahaffey
Senior Vice President-CIO ACS	Daniel G. Greteman
Senior Vice President-CIO Enterprise Applications	Mark A. Gaetano
Senior Vice President-CIO IT Infrastructure	Gregory S. Moran
Senior Vice President-CIO NF Systems	Susan J. Gueli
Senior Vice President-Controller	James D. Benson
Senior Vice President-Corporate Marketing	Gordon E. Hecker
Senior Vice President-Corporate Strategy	Katherine M. Liebel
Senior Vice President-Deputy General Counsel	Thomas W. Dietrich
Senior Vice President-Deputy General Counsel	Sandra L. Neely
Senior Vice President-Distribution and Sales	John L. Carter
Senior Vice President-Enterprise Chief Technology Officer	Guruprasad C. Vasudeva
Senior Vice President-Field Operations EC	Amy T. Shore
Senior Vice President-Field Operations IC	Jeff M. Rommel
Senior Vice President-Head of Taxation	Pamela A. Biesecker
Senior Vice President-Individual Products & Solutions and Director	Eric S. Henderson
Senior Vice President-Internal Audit	Kai V. Monahan
Senior Vice President-Investment Management Group	Michael S. Spangler
Senior Vice President-IT Strategic Initiatives	Robert J. Dickson
Senior Vice President-Nationwide Financial	Steven C. Power
Senior Vice President-Nationwide Financial Network	Peter A. Golato
Senior Vice President-NF Brand Marketing	William J. Burke
Senior Vice President-NI Brand Marketing	Jennifer M. Hanley
Senior Vice President-NW Retirement Plans	Anne L. Arvia
Senior Vice President-PCIO Sales Support	Melissa D. Gutierrez
Senior Vice President-President-Nationwide Bank	J. Lynn Greenstein
Senior Vice President-Property and Casualty Commercial/Farm Product Pricing	W. Kim Austen
Vice President-Corporate Governance and Secretary	Robert W. Horner, III
Director	Stephen S. Rasmussen

The business address of the Directors and Officers of the Depositor is:
One Nationwide Plaza, Columbus, Ohio 43215

Item 26.                 Persons Controlled by or Under Common Control with the Depositor or Registrant.
*	Subsidiaries for which separate financial statements are filed
**	Subsidiaries included in the respective consolidated financial statements
***	Subsidiaries included in the respective group financial statements filed for unconsolidated subsidiaries
****	Other subsidiaries
COMPANY	STATE/COUNTRY OF ORGANIZATION	PRINCIPAL BUSINESS
1492 Capital, LLC	Ohio	The company acts as an investment holding company.
AGMC Reinsurance, Ltd.	Turks & Caicos Islands	The company is in the business of reinsurance of mortgage guaranty risks.
ALLIED General Agency Company	Iowa	The company acts as a managing general agent and surplus lines broker for property and casualty insurance products.
ALLIED Group, Inc.	Iowa	The company is a property and casualty insurance holding company.
ALLIED Insurance Company of America	Ohio	The company is organized to write commercial lines insurance business.
ALLIED Property and Casualty Insurance Company	Iowa	The company underwrites general property and casualty insurance.
ALLIED Texas Agency, Inc.	Texas	The company acts as a managing general agent to place personal and commercial automobile insurance with Colonial County Mutual Insurance Company.
AMCO Insurance Company	Iowa	The company underwrites general property and casualty insurance.
American Marine Underwriters, Inc.	Florida	The company is an underwriting manager for ocean cargo and hull insurance.
Champions of the Community, Inc.	Ohio	The company raises money to enable it to make gifts and grants to charitable organizations.
Colonial County Mutual Insurance Company*	Texas	The company underwrites non-standard automobile and motorcycle insurance and other commercial liability coverages in Texas.
Crestbrook Insurance Company	Ohio	The company is a multi-line insurance corporation that is authorized to write personal, automobile, homeowners and commercial insurance.
Depositors Insurance Company	Iowa	The company underwrites general property and casualty insurance.
DVM Insurance Agency, Inc.	California	The company places non-California pet insurance business not written by Veterinary Pet Insurance Company.
Farmland Mutual Insurance Company	Iowa	The company provides property and casualty insurance primarily to agricultural businesses.
Freedom Specialty Insurance Company	Ohio	The company operates as a multi-line insurance company.
Gates McDonald of Ohio, LLC	Ohio
The company provided services to employers for managing workers’ and unemployment compensation matters and employee benefit costs.  The company is currently winding down to permit its eventual dissolution.

Gates, McDonald & Company of New York, Inc.	New York	The company provides workers’ compensation and self-insured claims administration services to employers with exposure in New York.
GatesMcDonald Health Plus, LLC	Ohio	The company provided medical management and cost containment services to employers. The company is currently winding down to permit its eventual dissolution.
Insurance Intermediaries, Inc.	Ohio	The company is an insurance agency and provides commercial property and casualty brokerage services.
Life Reo Holdings, LLC	Ohio	The company is an investment holding company.
Lone Star General Agency, Inc.	Texas	The company acts as general agent to market nonstandard automobile and motorcycle insurance for Colonial County Mutual Insurance Company.

National Casualty Company	Wisconsin	The company underwrites various property and casualty coverage, as well as some individual and group accident and health insurance.
National Casualty Company of America, Ltd.	England	This is a limited liability company organized for the purpose of carrying on the business of insurance, reinsurance, indemnity, and guarantee of various kinds. The company is currently inactive.
Nationwide Advantage Mortgage Company*	Iowa	The company makes residential mortgage loans.
Nationwide Affinity Insurance Company of America	Ohio	The company is a property and casualty insurer that writes personal lines business.
Nationwide Agribusiness Insurance Company	Iowa	The company provides property and casualty insurance primarily to agricultural businesses.
Nationwide Arena, LLC*	Ohio	The purpose of the company is to develop Nationwide Arena and to engage in related development activity.
Nationwide Asset Management, LLC	Ohio	The company provides investment advisory services as a registered investment advisor to affiliated and non-affiliated clients.
Nationwide Assurance Company	Wisconsin	The company underwrites non-standard automobile and motorcycle insurance.
Nationwide Bank*	United States
This is a federally chartered savings bank supervised by the Office of the Comptroller of the Currency to exercise deposit, lending, agency, custody and fiduciary powers and to engage in activities permissible for federal savings banks under the Home Owners’ Loan Act of 1933.

Nationwide Better Health (Ohio), LLC	Ohio	The company provided employee population health management. The company is currently winding down to permit its eventual dissolution.
Nationwide Better Health Holding Company, LLC	Ohio	The company is a holding company. The company is currently winding down to permit its eventual dissolution.
Nationwide Cash Management Company	Ohio	The company buys and sells investment securities of a short-term nature as the agent for other corporations, foundations and insurance company separate accounts.
Nationwide Community Development Corporation, LLC	Ohio	The company holds investments in low-income housing funds.
Nationwide Corporation	Ohio	The company acts as a holding company.
Nationwide Emerging Managers, LLC	Delaware	The company acts as a holding company.
Nationwide Exclusive Agent Risk Purchasing Group, LLC	Ohio	The company’s purpose is to provide a mechanism for the purchase of group liability insurance for insurance agents operating nationwide.
Nationwide Financial Assignment Company	Ohio	The company is an administrator of structured settlements.
Nationwide Financial General Agency, Inc. (fka 1717 Brokerage Services, Inc.)	Pennsylvania	The company is a multi-state licensed insurance agency.
Nationwide Financial Institution Distributors Agency, Inc.	Delaware	The company is an insurance agency.
Nationwide Financial Services Capital Trust	Delaware	The trust’s sole purpose is to issue and sell certain securities representing individual beneficial interests in the assets of the trust.
Nationwide Financial Services, Inc.*	Delaware	The company acts primarily as a holding company for companies within the Nationwide organization that offer or distribute life insurance, long-term savings and retirement products.
Nationwide Financial Structured Products, LLC	Ohio	The company captures and reports the results of the structured products business unit.
Nationwide Fund Advisors (fka Gartmore Mutual Fund Capital Trust)	Delaware	The trust acts as a registered investment advisor.

Nationwide Fund Distributors LLC (successor to Gartmore Distribution Services, Inc.)	Delaware	The company is a limited purpose broker-dealer.
Nationwide Fund Management LLC (successor to Gartmore Investors Services, Inc.)	Delaware	The company provides administration, transfer and dividend disbursing agent services to various mutual fund entities.
Nationwide General Insurance Company	Ohio	The company transacts a general insurance business, except life insurance, and primarily provides automobile and fire insurance to select customers.
Nationwide Global Holdings, Inc.	Ohio	The company acts as a holding company.
Nationwide Global Ventures, Inc.	Delaware	The company acts as a holding company.
Nationwide Indemnity Company*	Ohio	The company is involved in the reinsurance business and assumes business from Nationwide Mutual Insurance Company and other insurers within the Nationwide insurance organization.
Nationwide Insurance Company of America	Wisconsin	The company is an independent agency personal lines underwriter of property and casualty insurance.
Nationwide Insurance Company of Florida*	Ohio	The company transacts general insurance business, except life insurance.
Nationwide Insurance Foundation*	Ohio	The company contributes to non-profit activities and projects.
Nationwide Investment Advisors, LLC	Ohio	The company provides investment advisory services.
Nationwide Investment Services Corporation**	Oklahoma
This is a limited purpose broker-dealer and distributor of variable annuities and variable life products for Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company.  The company also provides educational services to retirement plan sponsors and its participants.

Nationwide Life and Annuity Insurance Company*	Ohio	The company engages in underwriting life insurance and granting, purchasing and disposing of annuities.
Nationwide Life Insurance Company*	Ohio	The company provides individual life insurance, group life and health insurance, fixed and variable annuity products and other life insurance products.
Nationwide Lloyds	Texas	The company markets commercial and property insurance in Texas.
Nationwide Mutual Fire Insurance Company	Ohio	The company engages in a general insurance and reinsurance business, except life insurance.
Nationwide Mutual Insurance Company*	Ohio	The company engages in a general insurance and reinsurance business, except life insurance.
Nationwide Private Equity Fund, LLC	Ohio	The company invests in private equity funds.
Nationwide Property and Casualty Insurance Company	Ohio	The company engages in a general insurance business, except life insurance.
Nationwide Property Protection Services, LLC	Ohio	The company provides alarm systems and security guard services.
Nationwide Realty Investors, Ltd.*	Ohio	The company is engaged in the business of developing, owning and operating real estate and real estate investment.
Nationwide Realty Services, Ltd.	Ohio	The company provides relocation services to Nationwide associates.
Nationwide Retirement Solutions, Inc.*	Delaware	The company markets and administers deferred compensation plans for public employees.
Nationwide Retirement Solutions, Inc. of Arizona	Arizona	The company markets and administers deferred compensation plans for public employees.
Nationwide Retirement Solutions, Inc. of Ohio	Ohio	The company provides retirement products, marketing and education and administration to public employees.

Nationwide Retirement Solutions, Inc. of Texas	Texas	The company markets and administers deferred compensation plans for public employees.
Nationwide Retirement Solutions Insurance Agency, Inc.	Massachusetts	The company markets and administers deferred compensation plans for public employees.
Nationwide SA Capital Trust	Delaware	The trust acts as a holding company.
Nationwide Sales Solutions, Inc.	Iowa	The company engages in the direct marketing of property and casualty insurance products.
Nationwide Securities, LLC	Delaware	The company is a registered broker-dealer.
Nationwide Services Company, LLC	Ohio	The company performs shared services functions for the Nationwide organization.
Newhouse Capital Partners, LLC	Delaware	The company is an investment holding company.
Newhouse Capital Partners II, LLC	Delaware	The company is an investment holding company.
NFS Distributors, Inc.	Delaware	The company acts primarily as a holding company for Nationwide Financial Services, Inc. companies.
NWD Asset Management Holdings, Inc.	Delaware	The company acts as a holding company.
NWD Investment Management, Inc.	Delaware	The company acts as a holding company and provides other business services for the NWD Investments Management group of companies.
NWD Management & Research Trust	Delaware	The company acts as a holding company for the NWD Investments Management group.
Olentangy Reinsurance, LLC	Vermont	The company is a captive life reinsurance company.
Pension Associates, Inc.	Wisconsin	The company provides pension plan administration and recordkeeping services, and pension plan and compensation consulting.
Premier Agency, Inc.	Iowa	The company is an insurance agency.
Privilege Underwriters, Inc.	Delaware	The company acts as a holding company for the PURE Group of insurance companies.
Privilege Underwriters, Reciprocal Exchange	Florida	The company acts as a reciprocal insurance company.
Pure Insurance Company	Florida	The company acts as a captive reinsurance company.
Pure Risk Management, LLC	Florida	The company acts as an attorney-in-fact for Privilege Underwriters Reciprocal Exchange.
Registered Investment Advisors Services, Inc.	Texas	The company is a technology company that facilitates third-party money management services for registered investment advisors.
Retention Alternatives, Ltd.*	Bermuda	The company is a captive insurer and writes first dollar insurance policies in workers’ compensation, general liability and automobile liability for its affiliates in the United States.
Riverview International Group, Inc.	Delaware	The company is an inactive shell company.
Scottsdale Indemnity Company	Ohio	The company is engaged in a general insurance business, except life insurance.
Scottsdale Insurance Company	Ohio	The company primarily provides excess and surplus lines of property and casualty insurance.
Scottsdale Surplus Lines Insurance Company	Arizona	The company provides excess and surplus lines coverage on a non-admitted basis.
THI Holdings (Delaware), Inc.	Delaware	The company acts as a holding company.
Titan Auto Insurance of New Mexico, Inc.	New Mexico	The company is an insurance agency that operates employee agent storefronts.

Titan Indemnity Company	Texas	The company is a multi-line insurance company that operates primarily as a property and casualty insurance company.
Titan Insurance Company	Michigan	The company is a property and casualty insurance company.
Titan Insurance Services, Inc.	Texas	The company is a Texas grandfathered managing general agency.
Veterinary Pet Insurance Company*	California	The company provides pet insurance.
Victoria Automobile Insurance Company	Indiana	The company is a property and casualty insurance company.
Victoria Fire & Casualty Company	Ohio	The company is a property and casualty insurance company.
Victoria National Insurance Company	Ohio	The company is a property and casualty insurance company.
Victoria Select Insurance Company	Ohio	The company is a property and casualty insurance company.
Victoria Specialty Insurance Company	Ohio	The company is a property and casualty insurance company.
VPI Services, Inc.	California	The company operates as a nationwide pet registry service for holders of Veterinary Pet Insurance Company policies, including pet indemnification and a lost pet recovery program.
Western Heritage Insurance Company	Arizona	The company underwrites excess and surplus lines of property and casualty insurance.
Whitehall Holdings, Inc.	Texas	The company acts as a holding company for the Titan group.
W.I. of Florida (d.b.a. Titan Auto Insurance)	Florida	The company is an insurance agency.
MFS Variable Account*	Ohio	Issuer of variable annuity contracts.
Nationwide Multi-Flex Variable Account*	Ohio	Issuer of variable annuity contracts.
Nationwide VA Separate Account-A*	Ohio	Issuer of variable annuity contracts.
Nationwide VA Separate Account-B*	Ohio	Issuer of variable annuity contracts.
Nationwide VA Separate Account-C*	Ohio	Issuer of variable annuity contracts.
Nationwide VA Separate Account-D*	Ohio	Issuer of variable annuity contracts.
Nationwide Variable Account*	Ohio	Issuer of variable annuity contracts.
Nationwide Variable Account-II*	Ohio	Issuer of variable annuity contracts.
Nationwide Variable Account-3*	Ohio	Issuer of variable annuity contracts.
Nationwide Variable Account-4*	Ohio	Issuer of variable annuity contracts.
Nationwide Variable Account-5*	Ohio	Issuer of variable annuity contracts.
Nationwide Variable Account-6*	Ohio	Issuer of variable annuity contracts.
Nationwide Variable Account-7*	Ohio	Issuer of variable annuity contracts.
Nationwide Variable Account-8*	Ohio	Issuer of variable annuity contracts.

Nationwide Variable Account-9*	Ohio	Issuer of variable annuity contracts.
Nationwide Variable Account-10*	Ohio	Issuer of variable annuity contracts.
Nationwide Variable Account-11*	Ohio	Issuer of variable annuity contracts.
Nationwide Variable Account-12*	Ohio	Issuer of variable annuity contracts.
Nationwide Variable Account-13*	Ohio	Issuer of variable annuity contracts.
Nationwide Variable Account-14*	Ohio	Issuer of variable annuity contracts.
Nationwide Variable Account-15	Ohio	Issuer of variable annuity contracts.
Nationwide Variable Account-16	Ohio	Issuer of variable annuity contracts.
Nationwide Variable Account-17	Ohio	Issuer of variable annuity contracts.
Nationwide Provident VA Separate Account 1*	Pennsylvania	Issuer of variable annuity contracts.
Nationwide Provident VA Separate Account A*	Delaware	Issuer of variable annuity contracts.
Nationwide VL Separate Account-A	Ohio	Issuer of variable life insurance policies.
Nationwide VL Separate Account-B	Ohio	Issuer of variable life insurance policies.
Nationwide VL Separate Account-C*	Ohio	Issuer of variable life insurance policies.
Nationwide VL Separate Account-D*	Ohio	Issuer of variable life insurance policies.
Nationwide VL Separate Account-G*	Ohio	Issuer of variable life insurance policies.
Nationwide VLI Separate Account*	Ohio	Issuer of variable life insurance policies.
Nationwide VLI Separate Account-2*	Ohio	Issuer of variable life insurance policies.
Nationwide VLI Separate Account-3*	Ohio	Issuer of variable life insurance policies.
Nationwide VLI Separate Account-4*	Ohio	Issuer of variable life insurance policies.
Nationwide VLI Separate Account-5*	Ohio	Issuer of variable life insurance policies.
Nationwide VLI Separate Account-6*	Ohio	Issuer of variable life insurance policies.
Nationwide VLI Separate Account-7*	Ohio	Issuer of variable life insurance policies.
Nationwide Provident VLI Separate Account 1*	Pennsylvania	Issuer of variable life insurance policies.
Nationwide Provident VLI Separate Account A*	Delaware	Issuer of variable life insurance policies.

The ownership and control of each of the companies/entities listed above (including the percentage of voting securities owned or other basis of control) is shown in the following organizational chart.

NATIONWIDE®

FARMLAND MUTUAL INSURANCE COMPANY
Guaranty Fund Certificate
Casualty IA
NATIONWIDE MUTUAL INSURANCE COMPANY (CASUALTY) OH
NATIONWIDE MUTUAL FIRE INSURANCE COMPANY (FIRE) OH
NATIONWIDE INSURANCE FOUNDATION
MEMBERSHIP NONPROFIT CORPORATION OH
CHAMPIONS OF THE COMMUNITY, INC.
NONPROFIT CORPORATION OH
NATIONWIDE CORPORATION
Common Stock: 13,642,432 Shares
Casualty–95.2% Fire–4.8%
(See Page 2) OH
RETENTION ALTERNATIVES, LTD.
Common Stock:120,000Shares
Fire–100% BER
ALLIED GROUP, INC. (AGI)
Common Stock 850 Shares
Casualty–100% IA
SCOTTSDALE INSURANCE COMPANY (SIC)
Common Stock:30,136 Shares
Casualty–100% OH
THI HOLDINGS DELAWARE, INC. (THI)
Common Stock:100 Shares
Casualty-100% DE
ALLIED INSURANCE COMPANY OF AMERICA
Common Stock:5,000 Shares
Casualty–100% OH
CRESTBROOK INSURANCE COMPANY
Common Stock:52,000 Shares
Casualty–100% OH
NATIONAL CASUALTY COMPANY (NC)
Common Stock: 100 Shares
Casualty–100% WI
NCC OF AMERICA, LTD. (INACTIVE)
Common Stock:300,000Shares
NC–100% G.B.
NATIONWIDE AFFINITY INSURANCE COMPANY OF AMERICA
Common Stock:500,000Shares
Casualty–100% OH
NATIONWIDE AGRIBUSINESS INSURANCE COMPANY
Common Stock:949,992Shares
Casualty–100%
Other Capital:
Casualty–Pfd. IA
NATIONWIDE ASSURANCE COMPANY
Common Stock:1,750 Shares
Casualty–100% WI
NATIONWIDE GENERAL INSURANCE COMPANY
Common Stock:20,000Shares
Casualty–100% OH
NATIONWIDE INDEMNITY COMPANY (NW INDEMNITY)
Common Stock:28,000Shares
Casualty–100% OH
NATIONWIDE INSURANCE COMPANY OF FLORIDA
Common Stock:10,000Shares
Casualty–100% OH
NATIONWIDE LLOYDS
A TEXAS LLOYDS TX
NATIONWIDE PROPERTY AND CASUALTY INSURANCE COMPANY
Common Stock:60,000Shares
Casualty–100% OH
SCOTTSDALE INDEMNITY COMPANY
Common Stock:50,000Shares
Casualty–100% OH
AMERICAN MARINE UNDERWRITERS, INC.
Common Stock: 20 Shares
Casualty–100% FL
INSURANCE INTERMEDIARIES, INC. (III)
Common Stock:1,615 Shares
Casualty-100% OH
NATIONWIDE EXCLUSIVE AGENT RISK PURCHASING GROUP, LLC
III-100% OH
LONE STAR GENERAL AGENCY, INC.
Common Stock:1,000 Shares
Casualty–100% TX
COLONIAL COUNTY MUTUAL INSURANCE COMPANY
Surplus Debentures:
Assurance
Lone Star TX
NATIONWIDE REALTY SERVICES, LTD.
Single Member Limited Liability Company
Casualty–100% OH
NATIONWIDE ARENA LLC
Casualty–90% OH
NATIONWIDE PRIVATE EQUITY FUND, LLC
Casualty–100% OH
NATIONWIDE SERVICES COMPANY, LLC (NSC)
Single Member Limited Liability Company
Casualty–100% OH
NATIONWIDE PROPERTY PROTECTION SERVICES, LLC.
NSC–100% OH
NATIONWIDE REALTY INVESTORS, LTD
Casualty–95.05%
NW Indemnity–4.95% OH
NATIONWIDE ASSET MANAGEMENT, LLC
Casualty–100% OH
NATIONWIDE CASH MANAGEMENT COMPANY
Common Stock: 100 Shares
Casualty–100% OH
1492 CAPITAL, LLC (1492)
Casualty–100% OH
PRIVILEGE UNDERWRITERS, INC. (PUI)
1492–22.7% FL
PURE RISK MANAGEMENT, LLC (PRM)
PUI–100% FL
PURE INSURANCE COMPANY
PUI–100% FL
PRIVILEGE UNDERWRITERS RECIPROCAL EXCHANGE
FL
ALLIED PROPERTY AND CASUALTY INSURANCE COMPANY (ALLIED P & C)
Common Stock:300,000Shares
AGI–100% IA
AMCO INSURANCE COMPANY (AMCO)
Common Stock:300,000 Shares
AGI–100% IA
ALLIED GENERAL AGENCY COMPANY
Common Stock:5,000 Shares
AMCO–100% IA
ALLIED TEXAS AGENCY, INC.
Common Stock:1,000 Shares
AMCO–100% TX
DEPOSITORS INSURANCE COMPANY (DEPOSITORS)
Common Stock:300,000Shares
AGI–100% IA
NATIONWIDE INSURANCE COMPANY OF AMERICA
Common Stock:12,500 Shares
AGI–100% WI
PREMIER AGENCY, INC.
Common Stock:100,000Shares
AGI–100% IA
NATIONWIDE SALES SOLUTIONS, INC.
Common Stock:20,000 Shares
AGI–100% IA
NATIONWIDE ADVANTAGE MORTGAGE COMPANY (NAMC)
Common Stock:333,837 Shares
AMCO–87.3%
Allied P&C–8.47%
Depositors–4.23% IA
AGMC REINSURANCE, LTD.
Common Stock:11,000Shares
NAMC–100% T & C
SCOTTSDALE SURPLUS LINES INSURANCE COMPANY
Common Stock:10,000 Shares
SIC–100% AZ
WESTERN HERITAGE INSURANCE COMPANY
Common Stock:4,776,076Shares
SIC–100% AZ
FREEDOM SPECIALTY INSURANCE COMPANY
Common Stock: 292,000 Shares
SIC–100% OH
VETERINARY PET INSURANCE CO. (VPI)
Common Stock:6,935,387Shares
SIC–100% CA
DVM INSURANCE AGENCY, INC.
VPI–100% CA
V.P.I. SERVICES INC.
VPI–100% CA
TITAN INDEMNITY COMPANY (TITAN)
Common Stock:4,319,951Shares
THI-100% TX
TITAN INSURANCE COMPANY
Common Stock:1,000,000Shares
Titan-100% MI
WHITEHALL HOLDINGS, INC. (WHITEHALL)
Common Stock:1,000 Shares
THI-100% TX
TITAN AUTO INSURANCE OF NEW MEXICO, INC.
Common Stock: 1,000 Shares
Whitehall-100% NM
WI OF FLORIDA, INC.
Common Stock: 100 Shares
Whitehall-100% FL
TITAN INSURANCE SERVICES, INC.
Common Stock: 1 Share
Whitehall-100% TX
VICTORIA FIRE & CASUALTY COMPANY (VICTORIA FIRE)
Common Stock: 1,500 Shares
THI-100% OH
VICTORIA AUTOMOBILE INSURANCE COMPANY
Common Stock: 1,500 Shares
Victoria Fire-100% IN
VICTORIA NATIONAL INSURANCE COMPANY
Common Stock: 1,000 Shares
Victoria Fire-100% OH
VICTORIA SELECT INSURANCE COMPANY
Common Stock: 1,000 Shares
Victoria Fire-100% OH
VICTORIA SPECIALTY INSURANCE COMPANY
Common Stock: 1,000 Shares
Victoria Fire-100% OH
Subsidiary Companies — Solid Line
Contractual Association = Double Line
Limited Liability Company -- Dotted Line
March 31, 2012
Page 1

(Casualty, Fire and insurance related subsidiaries)

NATIONWIDE®

FARMLAND MUTUAL INSURANCE COMPANY
Guaranty Fund Certificate
Casualty
IA
NATIONWIDE MUTUAL INSURANCE COMPANY (CASUALTY)
(See Page 1)
OH
NATIONWIDE MUTUAL FIRE INSURANCE COMPANY (FIRE)
(See Page 1)
OH
NATIONWIDE CORPORATION (NW CORP)
Common Stock: 13,642,432 Shares
Casualty–95.2%
Fire–4.8%
OH
NATIONWIDE GLOBAL HOLDINGS, INC.
Common Stock: 1 Share
NW Corp.–100%
OH
NWD MANAGEMENT & RESEARCH TRUST (NWD Manage)
NW Corp.–100%
DE
RIVERVIEW INTERNATIONAL GROUP, INC.
NWD Manage – 100%
DE
NATIONWIDE SA CAPITAL TRUST (NSA)
DELAWARE BUSINESS TRUST
DE
NWD INVESTMENT MANAGEMENT, INC. (NWD Invest)
Common Stock: 958,750 Shares
NWD Manage–100%
Preferred Stock: 500,000 Shares
NWD Manage–100%
DE
NEWHOUSE CAPITAL PARTNERS, LLC
NWD Invest–19%
Casualty–70%
Fire–10%
DE
NATIONWIDE EMERGING MANAGERS, LLC
NSA–100%
DE
NWD ASSET MANAGEMENT HOLDINGS, INC. (NAMHI)
NSA–100%
DE
NATIONWIDE GLOBAL VENTURES, INC. (NGV)
NAMHI–100%
DE
NEWHOUSE CAPITAL PARTNERS II, LLC
NGV–99%
DE
NATIONWIDE BETTER HEALTH HOLDING COMPANY, LLC (NBHH)
NW Corp–75%
NMFIC - 25%
OH
NATIONWIDE BETTER HEALTH (OHIO), LLC.
NBHH–100%
OH
GATES, MCDONALD OF OHIO, LLC (GATES)
NBHH –100%
OH
GATESMCDONALD & COMPANY OF NEW YORK, INC.
Common Stock: 3 Shares
Gates–100%
NY
GATESMCDONALD HEALTH PLUS, LLC.
Gates–100%
OH
NATIONWIDE FINANCIAL SERVICES, INC. (NFS)
Common Stock: 100 Shares
NW Corp.–100%
DE
NATIONWIDE LIFE INSURANCE COMPANY (NW LIFE)
Common Stock: 3,814,779Shares
NFS-100%
OH
NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY (NLAIC)
Common Stock: 66,000 Shares
NW Life-100%
OH
OLENTANGY REINSURANCE, LLC
NLAIC - 100%
VT
NATIONWIDE INVESTMENT SERVICES CORPORATION
Common Stock: 5,000 Shares
NW Life-100%
OK
NATIONWIDE FINANCIAL ASSIGNMENT COMPANY
Common Stock: 100 Shares
NW Life-100%
OH
NATIONWIDE COMMUNITY DEVELOPMENT CORP., LLC
Units:
NW Life-67%
NW Indemnity-33%
OH
NATIONWIDE INVESTMENT ADVISORS, LLC
NW Life-100%
OH
LIFE REO HOLDINGS, LLC
NW Life-100%
OH
NATIONWIDE FINANCIAL SERVICES CAPITAL TRUST
Preferred Stock:
NFS-100%
DE
NATIONWIDE FUND ADVISORS
Common Stock: 250,000Shares
DELAWARE BUSINESS TRUST
DE
REGISTERED INVESTMENT ADVISORS SERVICES, INC.
NFS-100%
TX
NATIONWIDE BANK
Common Stock: 2,800,000 Shares
NFS-100%
FED
NATIONWIDE FINANCIAL STRUCTURED PRODUCTS, LLC
NFS-100%
OH
PENSION ASSOCIATES, INC.
Common Stock:1,000 Shares
NFS-100%
WI
NATIONWIDE RETIREMENT SOLUTIONS, INC. (NRS)
Common Stock: 236,494 Shares
NFSDI-100%
DE
NATIONWIDE RETIREMENT SOLUTIONS, INC. OF ARIZONA
Common Stock: 1,000 Shares
NRS-100%
AZ
NATIONWIDE RETIREMENT SOLUTIONS, INS. AGENCY, INC.
Common Stock: 1,000 Shares
NRS-100%
MA
NATIONWIDE RETIREMENT SOLUTIONS, INC. OF OHIO
Common Stock: 100 Shares
OH
NATIONWIDE RETIREMENT SOLUTIONS, INC. OF TEXAS
Common Stock: 1,000 Shares
TX
NFS DISTRIBUTORS, INC. (NFSDI)
Common Stock: 100 Shares
NFS-100%
DE
NATIONWIDE FUND MANAGEMENT LLC
Common Stock: 5 Shares
NFSDI–100%
DE
NATIONWIDE FUND DISTRIBUTORS LLC
Common Stock: 10,000 Shares
NFSDI–100%
DE
NATIONWIDE FINANCIAL INSTITUTION DISTRIBUTORS AGENCY, INC.
Common Stock: 1,000 Shares
NFSDI-100%
DE
NATIONWIDE SECURITIES, LLC
NFSDI - 100%
DE
NATIONWIDE FINANCIAL GENERAL AGENCY, INC
Common Stock: 1,000 Shares
NFSDI - 100%
PA
Subsidiary Companies — Solid Line
Contractual Association = Double Line
Limited Liability Company -- Dotted Line

March 31, 2012

Page 2

(Nationwide Corp. subsidiaries)

Item 27.                 Number of Contract Owners

The number of contract owners of Qualified and Non-Qualified Contracts as of February 1, 2012 was 12 and 79 , respectively.

Item 28.                 Indemnification

Provision is made in the Company's Amended and Restated Code of Regulations and expressly authorized by the General Corporation Law of the State of Ohio, for indemnification by the Company of any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative by reason of the fact that such person is or was a director, officer or employee of the Company, against expenses, including attorneys fees, judgments, fines and amounts paid in settlement actually and reasonably incurred by such person in connection with such action, suit or proceeding, to the extent and under the circumstances permitted by the General Corporation Law of the State of Ohio.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers or persons controlling the Company pursuant to the foregoing provisions, the Company has been informed that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable.  In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.                 Principal Underwriter

(a)	Nationwide Investment Services Corporation ("NISC") serves as principal underwriter and general distributor for the following separate investment accounts of Nationwide or its affiliates:

MFS Variable Account	Nationwide VA Separate Account-D
Multi-Flex Variable Account	Nationwide VLI Separate Account
Nationwide Variable Account	Nationwide VLI Separate Account-2
Nationwide Variable Account-II	Nationwide VLI Separate Account-3
Nationwide Variable Account-3	Nationwide VLI Separate Account-4
Nationwide Variable Account-4	Nationwide VLI Separate Account-5
Nationwide Variable Account-5	Nationwide VLI Separate Account-6
Nationwide Variable Account-6	Nationwide VLI Separate Account-7
Nationwide Variable Account-7	Nationwide VL Separate Account-A
Nationwide Variable Account-8	Nationwide VL Separate Account-C
Nationwide Variable Account-9	Nationwide VL Separate Account-D
Nationwide Variable Account-10	Nationwide VL Separate Account-G
Nationwide Variable Account-11	Nationwide Provident VA Separate Account 1
Nationwide Variable Account-12	Nationwide Provident VA Separate Account A
Nationwide Variable Account-13	Nationwide Provident VLI Separate Account 1
Nationwide Variable Account-14	Nationwide Provident VLI Separate Account A
Nationwide VA Separate Account-A
Nationwide VA Separate Account-B
Nationwide VA Separate Account-C

(b)	Directors and Officers of NISC:
President	Robert O. Cline
Vice President, Treasurer and Director	Keith L. Sheridan
Vice President-Chief Compliance Officer	James J. Rabenstine
Associate Vice President and Secretary	Kathy R. Richards
Associate Vice President- Finance Operations and Assistant Treasurer	Terry C. Smetzer
Associate Vice President	John J. Humphries, Jr.
Assistant Treasurer	J. Morgan Elliott
Assistant Treasurer	Jerry L. Greene
Director	John L. Carter
Director	Eric S. Henderson

The business address of the Directors and Officers of Nationwide Investment Services Corporation is:
One Nationwide Plaza, Columbus, Ohio 43215

(c)
Name of Principal Underwriter	Net Underwriting Discounts and Commissions	Compensation on Redemption or Annuitization	Brokerage Commissions	Compensation
Nationwide Investment Services Corporation	N/A	N/A	N/A	N/A

Item 30.                 Location of Accounts and Records

Timothy G. Frommeyer
Nationwide Life Insurance Company
One Nationwide Plaza
Columbus, OH  43215

Item 31.                 Management Services

Not Applicable

Item 32.                 Undertakings

The Registrant hereby undertakes to:

(a)
file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;

(b)
include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and

(c)	deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.

The Registrant represents that any of the Contracts which are issued pursuant to Section 403(b) of the Code is issued by the Company through the Registrant in reliance upon, and in compliance with, a no-action letter issued by the Staff of the Securities and Exchange Commission to the American Council of Life Insurance (publicly available November 28, 1988) permitting withdrawal restrictions to the extent necessary to comply with Section 403(b)(11) of the Code.

Nationwide Life Insurance Company represents that the fees and charges deducted under the Contract in the aggregate are reasonable in relation to the services rendered, the expenses expected to be incurred and risks assumed by Nationwide Life Insurance Company.

SIGNATURES
As required by the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant, NATIONWIDE VARIABLE ACCOUNT-13, certifies that it meets the requirements of the Securities Act Rule 485(b) for effectiveness for the Registration Statement and has caused this Registration Statement to be signed on its behalf in the City of Columbus, and State of Ohio, on this 27 th   day of April, 2012 .

NATIONWIDE VARIABLE ACCOUNT – 13
(Registrant)

NATIONWIDE LIFE INSURANCE COMPANY
(Depositor)

By /s/ TIMOTHY D. CRAWFORD
Timothy D. Crawford
Attorney-in-Fact

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities indicated on the 27 th day of April, 2012 .

KIRT A. WALKER
Kirt A. Walker, President, Chief Operating Officer, and Director
MARK R. THRESHER
Mark R. Thresher, Executive Vice President and Director
TIMOTHY G. FROMMEYER
Timothy G. Frommeyer, Senior Vice President-Chief Financial Officer and Director
ERIC S. HENDERSON
Eric S. Henderson, Senior Vice President - Individual Products & Solutions and Director
STEPHEN S. RASMUSSEN
Stephen S. Rasmussen, Director
By /s/ TIMOTHY D. CRAWFORD
Timothy D. Crawford
Attorney-in-Fact